UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21906
Claymore Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)
Amy J. Lee 227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (312) 827-0100

Date of fiscal year end: May 31

Date of reporting period: June 1, 2017 to August 31, 2017

Item 1.  Schedule of Investments.
Attached hereto.

Guggenheim BulletShares 2017 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face Amount	Value
CORPORATE BONDS†† - 73.7%
Financial - 29.0%
Wells Fargo & Co.
5.63% due 12/11/17	$13,706,000	$13,855,913
1.40% due 09/08/17	7,334,000	7,334,004
Bank of America Corp.
5.75% due 12/01/17	11,760,000	11,875,661
6.00% due 09/01/17	6,765,000	6,765,000
Royal Bank of Canada
1.20% due 09/19/17	10,868,000	10,867,516
1.40% due 10/13/17[1]	4,554,000	4,554,253
Citigroup, Inc.
6.13% due 11/21/17	7,130,000	7,198,011
1.85% due 11/24/17	7,035,000	7,039,764
Bear Stearns Companies LLC
6.40% due 10/02/17	11,331,000	11,372,345
Morgan Stanley
5.95% due 12/28/17	8,910,000	9,031,676
Deutsche Bank AG
6.00% due 09/01/17	8,636,000	8,636,000
Visa, Inc.
1.20% due 12/14/17	8,308,000	8,305,682
BNP Paribas S.A.
2.38% due 09/14/17	8,118,000	8,119,849
International Lease Finance Corp.
8.88% due 09/01/17	5,677,000	5,677,000
UBS AG/Stamford CT
5.88% due 12/20/17	5,033,000	5,095,899
Goldman Sachs Group, Inc.
6.25% due 09/01/17	4,873,000	4,873,000
Bank of Nova Scotia
1.38% due 12/18/17	4,730,000	4,730,558
Wells Fargo Bank North America
6.00% due 11/15/17	4,670,000	4,710,715
Bank of Montreal
1.40% due 09/11/17	4,431,000	4,430,876
American Express Centurion Bank
6.00% due 09/13/17	4,385,000	4,388,793
American Express Bank FSB
6.00% due 09/13/17	4,050,000	4,053,504
MetLife, Inc.
1.76% due 12/15/17	2,057,000	2,058,648
1.90% due 12/15/17	1,933,000	1,935,153
Branch Banking & Trust Co.
1.35% due 10/01/17	3,990,000	3,990,000
HSBC USA, Inc.
1.50% due 11/13/17[1]	3,585,000	3,585,258
National Bank of Canada
1.45% due 11/07/17	3,500,000	3,499,951
Citizens Bank North America/Providence RI
1.60% due 12/04/17	3,070,000	3,069,414
Canadian Imperial Bank of Commerce
1.55% due 01/23/18	2,930,000	2,931,218
Capital One Financial Corp.
6.75% due 09/15/17	2,624,000	2,627,373

	Face Amount	Value
CORPORATE BONDS†† - 73.7% (continued)
Financial - 29.0% (continued)
American Express Credit Corp.
1.55% due 09/22/17	$2,549,000	$2,548,997
PNC Bank North America
4.88% due 09/21/17	2,514,000	2,517,542
Prudential Financial, Inc.
6.00% due 12/01/17	609,000	615,553
Santander UK plc
1.65% due 09/29/17	571,000	571,132
Total Financial		182,866,258
Energy - 9.1%
Chevron Corp.
1.10% due 12/05/17	8,891,000	8,884,106
1.35% due 11/15/17[1]	5,097,000	5,096,875
1.34% due 11/09/17	4,549,000	4,549,267
ConocoPhillips Co.
1.05% due 12/15/17	5,511,000	5,505,055
BP Capital Markets plc
1.38% due 11/06/17	4,530,000	4,529,895
Regency Energy Partners, LP / Regency Energy Finance Corp.
5.50% due 04/15/23	2,758,000	2,854,530
6.50% due 07/15/21	1,629,000	1,669,725
Shell International Finance BV
1.25% due 11/10/17	4,507,000	4,507,125
TransCanada PipeLines Ltd.
1.63% due 11/09/17	4,485,000	4,485,887
Enterprise Products Operating LLC
6.30% due 09/15/17	3,558,000	3,562,034
MPLX, LP
5.50% due 02/15/23	2,613,000	2,694,826
Murphy Oil Corp.
3.50% due 12/01/17	2,686,000	2,693,467
EOG Resources, Inc.
5.88% due 09/15/17	2,512,000	2,514,715
Kinder Morgan, Inc.
2.00% due 12/01/17	2,126,000	2,127,263
National Oilwell Varco, Inc.
1.35% due 12/01/17	1,944,000	1,942,044
Total Energy		57,616,814
Industrial - 7.9%
General Electric Co.
5.25% due 12/06/17	17,772,000	17,904,404
5.63% due 09/15/17	8,079,000	8,087,670
1.60% due 11/20/17	3,509,000	3,510,749
John Deere Capital Corp.
1.20% due 10/10/17	2,488,000	2,487,692
1.55% due 12/15/17	2,471,000	2,471,856
2.80% due 09/18/17	1,939,000	1,939,836
Eaton Corp.
1.50% due 11/02/17	4,619,000	4,618,004
General Dynamics Corp.
1.00% due 11/15/17	3,658,000	3,655,592
Tyco Electronics Group S.A.
6.55% due 10/01/17	3,002,000	3,012,375

Guggenheim BulletShares 2017 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face Amount	Value
CORPORATE BONDS†† - 73.7% (continued)
Industrial - 7.9% (continued)
Caterpillar Financial Services Corp.
1.25% due 11/06/17	$2,520,000	$2,519,028
Total Industrial		50,207,206
Technology - 6.9%
Intel Corp.
1.35% due 12/15/17	13,454,000	13,454,027
International Business Machines Corp.
5.70% due 09/14/17	13,171,000	13,183,637
Oracle Corp.
1.20% due 10/15/17	11,392,000	11,390,223
NetApp, Inc.
2.00% due 12/15/17	2,882,000	2,882,869
Microsoft Corp.
0.88% due 11/15/17	2,556,000	2,553,241
Total Technology		43,463,997
Consumer, Non-cyclical - 6.9%
AstraZeneca plc
5.90% due 09/15/17	8,146,000	8,154,910
UnitedHealth Group, Inc.
1.40% due 12/15/17	3,475,000	3,474,765
1.40% due 10/15/17	2,465,000	2,464,979
Diageo Capital plc
5.75% due 10/23/17	5,890,000	5,924,241
Covidien International Finance S.A.
6.00% due 10/15/17	5,437,000	5,463,457
Coca-Cola Co.
0.88% due 10/27/17	3,416,000	3,413,843
Johnson & Johnson
1.13% due 11/21/17	3,303,000	3,302,092
Ecolab, Inc.
1.45% due 12/08/17	2,440,000	2,439,455
General Mills, Inc.
1.40% due 10/20/17	2,402,000	2,401,906
Philip Morris International, Inc.
1.25% due 11/09/17	2,252,000	2,251,440
Western Union Co.
2.88% due 12/10/17	2,058,000	2,063,733
Aetna, Inc.
1.50% due 11/15/17	1,975,000	1,975,056
Total Consumer, Non-cyclical		43,329,877
Consumer, Cyclical - 5.0%
Ford Motor Credit Company LLC
1.72% due 12/06/17	5,959,000	5,962,974
1.68% due 09/08/17	4,600,000	4,600,006
Toyota Motor Credit Corp.
1.25% due 10/05/17	6,461,000	6,461,235
American Honda Finance Corp.
1.55% due 12/11/17	4,519,000	4,520,727
McDonald's Corp.
5.80% due 10/15/17	3,142,000	3,156,774
General Motors Financial Company, Inc.
3.00% due 09/25/17	3,077,000	3,079,477
Carnival Corp.
1.88% due 12/15/17	2,056,000	2,058,041

	Face Amount	Value
CORPORATE BONDS†† - 73.7% (continued)
Consumer, Cyclical - 5.0% (continued)
Staples, Inc.
3.75% due 01/12/18	$2,023,000	$2,025,418
Total Consumer, Cyclical		31,864,652
Communications - 4.5%
AT&T, Inc.
1.40% due 12/01/17	8,823,000	8,821,718
Walt Disney Co.
1.10% due 12/01/17	4,953,000	4,950,495
Amazon.com, Inc.
1.20% due 11/29/17	4,863,000	4,860,996
Comcast Corp.
6.30% due 11/15/17	4,691,000	4,734,965
Thomson Reuters Corp.
1.65% due 09/29/17	2,494,000	2,494,127
Time Warner Companies, Inc.
7.25% due 10/15/17	2,004,000	2,016,059
America Movil SAB de CV
5.63% due 11/15/17	794,000	800,098
Total Communications		28,678,458
Utilities - 3.0%
NextEra Energy Capital Holdings, Inc.
2.06% due 09/01/17	3,179,000	3,179,000
Exelon Generation Company LLC
6.20% due 10/01/17	3,008,000	3,017,438
American Electric Power Company, Inc.
1.65% due 12/15/17	2,747,000	2,747,474
Virginia Electric & Power Co.
5.95% due 09/15/17	2,741,000	2,743,977
Pacific Gas & Electric Co.
5.63% due 11/30/17	2,579,000	2,603,341
Southern Power Co.
1.85% due 12/01/17	2,410,000	2,411,085
American Water Capital Corp.
6.09% due 10/15/17	1,957,000	1,967,003
Total Utilities		18,669,318
Basic Materials - 1.4%
Sherwin-Williams Co.
1.35% due 12/15/17	3,446,000	3,441,340
Nucor Corp.
5.75% due 12/01/17	2,934,000	2,963,046
Potash Corporation of Saskatchewan, Inc.
3.25% due 12/01/17	2,421,000	2,431,270
Total Basic Materials		8,835,656
Total Corporate Bonds
(Cost $465,532,182)		465,532,236

U.S. TREASURY BILLS†† - 30.7%
U.S. Treasury Bill
0.97% due 12/14/17[2,3]	40,000,000	39,892,507
0.90% due 12/14/17[2,3]	37,000,000	36,900,569
0.89% due 12/14/17[2,3]	30,000,000	29,919,380
1.03% due 12/14/17[2,3]	27,000,000	26,927,442
0.94% due 12/14/17[2,3]	13,000,000	12,965,065
1.02% due 12/14/17[2,3]	10,000,000	9,973,127
0.96% due 12/14/17[2,3]	9,000,000	8,975,814

Guggenheim BulletShares 2017 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face
	Amount	Value
U.S. TREASURY BILLS†† - 30.7% (continued)
1.04% due 12/14/17[2,3]	$8,318,900	$8,296,544
0.95% due 12/14/17[2,3]	8,000,000	7,978,501
1.06% due 12/14/17[2,3]	6,000,000	5,983,876
1.01% due 12/14/17[2,3]	6,000,000	5,983,876
Total U.S. Treasury Bills
(Cost $193,774,087)		193,796,701

	Face
	Amount	Value
SECURITIES LENDING COLLATERAL††,4 - 0.3%
Repurchase Agreements
Daiwa Capital Markets America
issued 08/31/17 at 1.10%
due 09/01/17	$489,196	$489,196
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 08/31/17 at 1.08%
due 09/01/17	489,196	489,196
RBC Dominion Securities, Inc.
issued 08/31/17 at 1.05%
due 09/01/17	489,196	489,196
Citibank
issued 08/31/17 at 1.08%
due 09/01/17	489,196	489,196
J.P. Morgan Securities LLC
issued 08/31/17 at 1.06%
due 09/01/17	144,508	144,508
Total Securities Lending Collateral
(Cost $2,101,292)		2,101,292
Total Investments - 104.7%
(Cost $661,407,561)		$661,430,229
Other Assets & Liabilities, net - (4.7)%		(29,711,819)
Total Net Assets - 100.0%		$631,718,410

††	Value determined based on Level 2 inputs — See Note 3.
1	All or portion of this security is on loan at August 31, 2017 — See Note 4.
2	Rate indicated is the effective yield at the time of purchase.
3	Zero coupon rate security.
4	Securities lending collateral — See Note 4.

plc	Public Limited Company
Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2017. See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at August 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Ubobservable Inputs	Total
Corporate Bonds	$—	$465,532,236	$—	$465,532,236
Securities Lending Collateral	—	2,101,292	—	2,101,292
U.S. Treasury Bills	—	193,796,701	—	193,796,701
Total Assets	$—	$661,430,229	$—	$661,430,229

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended August 31, 2017, there were no transfers between levels.

Guggenheim BulletShares 2018 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face
	Amount	Value
CORPORATE BONDS†† - 99.0%
Financial - 45.6%
Bank of America Corp.
6.88% due 04/25/18	$15,602,000	$16,109,931
5.65% due 05/01/18	11,165,000	11,447,078
2.00% due 01/11/18	8,153,000	8,165,419
6.88% due 11/15/18	2,569,000	2,722,212
6.50% due 07/15/18	2,043,000	2,125,926
1.95% due 05/12/18	1,435,000	1,437,969
Goldman Sachs Group, Inc.
6.15% due 04/01/18	11,106,000	11,386,129
5.95% due 01/18/18	9,197,000	9,341,666
2.38% due 01/22/18	7,813,000	7,836,297
2.90% due 07/19/18	6,652,000	6,718,924
Citigroup, Inc.
1.80% due 02/05/18	6,909,000	6,914,178
1.70% due 04/27/18	6,608,000	6,609,141
2.50% due 09/26/18	4,730,000	4,766,280
2.05% due 12/07/18	4,402,000	4,417,566
1.75% due 05/01/18	3,878,000	3,881,103
2.15% due 07/30/18	3,799,000	3,813,304
6.13% due 05/15/18	3,000,000	3,091,968
JPMorgan Chase & Co.
6.00% due 01/15/18	14,109,000	14,331,233
1.70% due 03/01/18	6,025,000	6,027,419
1.63% due 05/15/18	5,437,000	5,440,026
1.80% due 01/25/18	3,140,000	3,145,797
Morgan Stanley
6.63% due 04/01/18	9,600,000	9,870,234
2.13% due 04/25/18	6,719,000	6,739,431
1.88% due 01/05/18	4,989,000	4,994,672
2.20% due 12/07/18	1,886,000	1,897,845
Royal Bank of Canada
2.00% due 10/01/18	5,775,000	5,799,826
2.20% due 07/27/18	5,207,000	5,237,054
2.00% due 12/10/18	3,799,000	3,815,581
1.50% due 01/16/18	3,763,000	3,763,501
1.80% due 07/30/18	2,700,000	2,706,196
1.50% due 06/07/18	1,200,000	1,199,812
Toronto-Dominion Bank
2.63% due 09/10/18	4,693,000	4,743,501
1.40% due 04/30/18	4,077,000	4,076,876
1.63% due 03/13/18	3,316,000	3,319,340
1.75% due 07/23/18	3,079,000	3,084,936
1.45% due 09/06/18	2,400,000	2,397,960
Credit Suisse AG NY
1.70% due 04/27/18	7,700,000	7,704,963
1.75% due 01/29/18	5,500,000	5,503,700
6.00% due 02/15/18	2,763,000	2,814,215
HSBC USA, Inc.
1.63% due 01/16/18	4,500,000	4,501,429
2.00% due 08/07/18	4,100,000	4,115,727
2.63% due 09/24/18	2,700,000	2,728,340
1.70% due 03/05/18	2,000,000	2,001,528
Sumitomo Mitsui Banking Corp.
1.95% due 07/23/18	3,400,000	3,409,915
2.50% due 07/19/18	2,100,000	2,116,228
1.50% due 01/18/18[1]	2,115,000	2,115,252
1.75% due 01/16/18	2,035,000	2,036,874
1.76% due 10/19/18	1,200,000	1,200,703

	Face
	Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Financial - 45.6% (continued)
Bear Stearns Companies LLC
7.25% due 02/01/18	$8,149,000	$8,331,112
4.65% due 07/02/18	1,794,000	1,838,214
Bank of Montreal
1.40% due 04/10/18	2,844,000	2,843,400
1.45% due 04/09/18	2,824,000	2,824,339
1.35% due 08/28/18	2,700,000	2,694,859
1.80% due 07/31/18	1,794,000	1,797,292
Capital One North America/Mclean VA
1.65% due 02/05/18	4,500,000	4,499,292
2.35% due 08/17/18	3,654,000	3,672,839
1.50% due 03/22/18	1,575,000	1,573,545
Bank of Nova Scotia
2.05% due 10/30/18	3,682,000	3,699,814
1.45% due 04/25/18	3,244,000	3,242,796
1.70% due 06/11/18	2,590,000	2,593,474
Berkshire Hathaway Finance Corp.
5.40% due 05/15/18[1]	3,290,000	3,381,461
2.00% due 08/15/18	2,124,000	2,134,580
1.45% due 03/07/18	2,013,000	2,013,261
1.30% due 05/15/18	1,652,000	1,650,353
Bank of America North America
1.75% due 06/05/18	5,200,000	5,207,560
2.05% due 12/07/18	3,330,000	3,347,054
American Express Co.
7.00% due 03/19/18	5,374,000	5,529,233
1.55% due 05/22/18	2,826,000	2,825,867
BNP Paribas S.A.
2.40% due 12/12/18	4,263,000	4,302,389
2.70% due 08/20/18	3,561,000	3,598,221
Wells Fargo Bank North America
1.65% due 01/22/18	5,800,000	5,804,004
1.80% due 11/28/18	2,000,000	2,003,708
American Express Credit Corp.
1.80% due 07/31/18	3,500,000	3,505,296
2.13% due 07/27/18	3,119,000	3,134,125
1.88% due 11/05/18	1,000,000	1,004,012
Wachovia Corp.
5.75% due 02/01/18	7,030,000	7,149,239
PNC Bank North America
1.80% due 11/05/18	3,000,000	3,006,601
1.85% due 07/20/18	2,000,000	2,006,050
1.70% due 12/07/18	1,500,000	1,501,527
American International Group, Inc.
5.85% due 01/16/18	5,976,000	6,064,824
Wells Fargo & Co.
1.50% due 01/16/18	5,916,000	5,916,473
Bank of New York Mellon Corp.
2.10% due 08/01/18	1,815,000	1,823,631
1.35% due 03/06/18	1,456,000	1,455,418
1.60% due 05/22/18	1,271,000	1,271,848
1.30% due 01/25/18	1,239,000	1,238,206
Deutsche Bank AG
1.88% due 02/13/18	5,398,000	5,402,364

Guggenheim BulletShares 2018 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face
	Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Financial - 45.6%
(continued)
Santander UK plc
3.05% due 08/23/18	$3,221,000	$3,264,657
2.00% due 08/24/18	2,075,000	2,082,187
National Rural Utilities Cooperative Finance Corp.
10.38% due 11/01/18	2,657,000	2,919,127
5.45% due 02/01/18	2,028,000	2,059,496
Discover Bank
2.60% due 11/13/18	3,500,000	3,529,243
2.00% due 02/21/18	1,300,000	1,302,170
Cooperatieve Rabobank UA
1.70% due 03/19/18	4,250,000	4,256,525
Intesa Sanpaolo SpA
3.88% due 01/16/18	4,100,000	4,127,931
Lloyds Bank plc
1.75% due 05/14/18	2,500,000	2,504,130
2.30% due 11/27/18	1,352,000	1,364,785
Berkshire Hathaway, Inc.
1.55% due 02/09/18	2,000,000	2,001,225
1.15% due 08/15/18	1,505,000	1,500,803
State Street Corp.
4.96% due 03/15/18	1,892,000	1,924,148
1.35% due 05/15/18	1,330,000	1,329,318
International Lease Finance Corp.
3.88% due 04/15/18	3,212,000	3,248,758
MUFG Union Bank North America
2.63% due 09/26/18	3,000,000	3,026,685
Barclays plc
2.00% due 03/16/18	3,000,000	3,004,215
Fifth Third Bank/Cincinnati OH
2.15% due 08/20/18	2,885,000	2,899,450
MetLife, Inc.
6.82% due 08/15/18	2,763,000	2,896,632
UBS AG
5.75% due 04/25/18	2,500,000	2,568,316
KeyCorp
2.30% due 12/13/18	2,508,000	2,526,330
US Bancorp
1.95% due 11/15/18	2,486,000	2,498,434
KeyBank North America/Cleveland OH
1.65% due 02/01/18	2,467,000	2,468,396
US Bank North America/Cincinnati OH
1.45% due 01/29/18	2,460,000	2,460,464
BB&T Corp.
2.05% due 06/19/18	1,345,000	1,348,915
1.45% due 01/12/18	1,045,000	1,044,999
National Bank of Canada
2.10% due 12/14/18	2,300,000	2,308,335
Air Lease Corp.
2.13% due 01/15/18	1,251,000	1,252,858
2.63% due 09/04/18	1,013,000	1,021,580
Boston Properties, LP
3.70% due 11/15/18	2,226,000	2,268,284
Fifth Third Bank
1.45% due 02/28/18	2,250,000	2,248,981

	Face
	Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Financial - 45.6% (continued)
Ares Capital Corp.
4.88% due 11/30/18	$2,122,000	$2,193,074
Huntington National Bank
2.20% due 11/06/18	2,175,000	2,185,175
Jefferies Group LLC
5.13% due 04/13/18	2,120,000	2,162,299
CBRE Services, Inc.
5.00% due 03/15/23	2,078,000	2,161,401
Ventas Realty Limited Partnership / Ventas Capital Corp.
2.00% due 02/15/18	2,133,000	2,135,380
SunTrust Banks, Inc.
2.35% due 11/01/18	2,112,000	2,125,703
Citizens Bank North America/Providence RI
2.30% due 12/03/18	2,100,000	2,111,183
Regions Bank/Birmingham AL
2.25% due 09/14/18	2,100,000	2,108,577
Svenska Handelsbanken AB
1.63% due 03/21/18	2,100,000	2,101,691
Branch Banking & Trust Co.
2.30% due 10/15/18	2,000,000	2,014,173
Charles Schwab Corp.
1.50% due 03/10/18	1,914,000	1,914,251
Chubb Corp.
5.75% due 05/15/18	1,776,000	1,829,084
Capital One Bank USA North America
2.15% due 11/21/18	1,500,000	1,505,551
Associates Corporation of North America
6.95% due 11/01/18	1,298,000	1,372,347
Fifth Third Bancorp
4.50% due 06/01/18	1,279,000	1,308,481
JPMorgan Chase Bank North America
1.45% due 09/21/18	1,200,000	1,198,578
Regions Bank
7.50% due 05/15/18	1,056,000	1,096,997
Santander Bank North America
8.75% due 05/30/18	1,000,000	1,049,220
Travelers Companies, Inc.
5.80% due 05/15/18	905,000	931,524
Voya Financial, Inc.
2.90% due 02/15/18	812,000	816,853
Societe Generale S.A.
2.63% due 10/01/18	500,000	505,216
Manufacturers & Traders Trust Co.
1.45% due 03/07/18	500,000	499,560

Guggenheim BulletShares 2018 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face
	Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Financial - 45.6% (continued)
Hartford Financial Services
Group, Inc.
6.30% due 03/15/18	$72,000	$73,779
Total Financial		478,170,960
Consumer, Non-cyclical - 15.0%
AbbVie, Inc.
1.80% due 05/14/18	7,809,000	7,818,328
2.00% due 11/06/18	3,466,000	3,480,046
Coca-Cola Co.
1.65% due 11/01/18	4,264,000	4,278,758
1.15% due 04/01/18	3,777,000	3,772,297
1.65% due 03/14/18	1,894,000	1,897,085
Allergan Funding SCS
2.35% due 03/12/18	8,782,000	8,811,677
GlaxoSmithKline Capital, Inc.
5.65% due 05/15/18	7,100,000	7,309,131
Philip Morris International, Inc.
5.65% due 05/16/18	6,947,000	7,147,428
Kraft Heinz Foods Co.
2.00% due 07/02/18	4,203,000	4,213,956
6.13% due 08/23/18	2,795,000	2,910,898
UnitedHealth Group, Inc.
1.90% due 07/16/18	3,790,000	3,802,475
6.00% due 02/15/18	2,871,000	2,926,575
Medtronic, Inc.
1.38% due 04/01/18	3,689,000	3,686,570
1.50% due 03/15/18	2,902,000	2,902,164
PepsiCo, Inc.
5.00% due 06/01/18	4,782,000	4,906,824
1.25% due 04/30/18	1,276,000	1,274,660
Merck & Company, Inc.
1.30% due 05/18/18	3,002,000	2,999,719
1.10% due 01/31/18	2,993,000	2,989,768
Pfizer, Inc.
1.20% due 06/01/18	3,702,000	3,696,493
1.50% due 06/15/18	1,888,000	1,889,307
Johnson & Johnson
5.15% due 07/15/18	2,275,000	2,347,579
1.65% due 12/05/18	1,888,000	1,894,248
Sanofi
1.25% due 04/10/18	3,786,000	3,785,570
Reynolds American, Inc.
2.30% due 06/12/18	3,499,000	3,513,494
Anheuser-Busch InBev Worldwide, Inc
2.20% due 08/01/18	1,900,000	1,910,175
6.50% due 07/15/18	1,530,000	1,594,166
Celgene Corp.
2.13% due 08/15/18	3,318,000	3,333,403
Zimmer Biomet Holdings, Inc.
2.00% due 04/01/18	3,099,000	3,103,716
Anheuser-Busch InBev Finance, Inc.
1.25% due 01/17/18	2,939,000	2,936,169
Anthem, Inc.
2.30% due 07/15/18	1,602,000	1,610,451
1.88% due 01/15/18	1,272,000	1,272,491

	Face
	Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Consumer, Non-cyclical - 15.0% (continued)
Gilead Sciences, Inc.
1.85% due 09/04/18	$2,725,000	$2,736,968
AstraZeneca plc
1.75% due 11/16/18	2,449,000	2,449,438
Medco Health Solutions, Inc.
7.13% due 03/15/18	2,333,000	2,400,370
Altria Group, Inc.
9.70% due 11/10/18	2,128,000	2,326,113
Eli Lilly & Co.
1.25% due 03/01/18	2,323,000	2,321,473
Procter & Gamble Co.
1.60% due 11/15/18	2,302,000	2,312,489
Aetna, Inc.
1.70% due 06/07/18	2,300,000	2,302,114
Mylan, Inc.
2.60% due 06/24/18	2,032,000	2,044,058
Kimberly-Clark Corp.
7.50% due 11/01/18	1,596,000	1,703,675
Amgen, Inc.
6.15% due 06/01/18	1,560,000	1,611,317
Edwards Lifesciences Corp.
2.88% due 10/15/18	1,562,000	1,578,127
Diageo Capital plc
1.13% due 04/29/18	1,542,000	1,538,184
Biogen, Inc.
6.88% due 03/01/18	1,462,000	1,499,443
Boston Scientific Corp.
2.65% due 10/01/18	1,428,000	1,442,442
Zoetis, Inc.
1.88% due 02/01/18	1,428,000	1,428,106
Mondelez International, Inc.
6.13% due 02/01/18	1,400,000	1,426,155
Stryker Corp.
1.30% due 04/01/18	1,428,000	1,426,013
Humana, Inc.
7.20% due 06/15/18	1,336,000	1,391,295
Cardinal Health, Inc.
1.95% due 06/15/18	1,295,000	1,298,686
Danaher Corp.
1.65% due 09/15/18	1,275,000	1,276,369
Total System Services, Inc.
2.38% due 06/01/18	1,251,000	1,255,004
CR Bard, Inc.
1.38% due 01/15/18	1,223,000	1,220,784
JM Smucker Co.
1.75% due 03/15/18	1,194,000	1,194,560
Anheuser-Busch Companies LLC
5.50% due 01/15/18	1,130,000	1,146,038
Coca-Cola Femsa SAB de CV
2.38% due 11/26/18	1,100,000	1,108,197
McKesson Corp.
1.40% due 03/15/18	1,108,000	1,107,038
Sysco Corp.
5.25% due 02/12/18	1,080,000	1,096,326
Archer-Daniels-Midland Co.
5.45% due 03/15/18	1,064,000	1,086,763
Abbott Laboratories
2.00% due 09/15/18	1,000,000	1,003,483

Guggenheim BulletShares 2018 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face
	Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Consumer, Non-cyclical - 15.0% (continued)
Pharmacia LLC
6.50% due 12/01/18	$850,000	$901,365
Total Consumer, Non-cyclical		157,648,014
Consumer, Cyclical - 8.2%
Ford Motor Credit Company LLC
5.00% due 05/15/18	5,507,000	5,626,164
2.88% due 10/01/18	3,250,000	3,283,362
2.38% due 01/16/18	3,150,000	3,156,851
2.24% due 06/15/18	2,500,000	2,510,100
2.55% due 10/05/18	2,300,000	2,316,232
2.15% due 01/09/18	1,600,000	1,601,923
Toyota Motor Credit Corp.
2.00% due 10/24/18	3,775,000	3,797,915
1.55% due 07/13/18	3,274,000	3,276,029
1.45% due 01/12/18	3,254,000	3,253,972
1.20% due 04/06/18	3,002,000	2,998,351
1.38% due 01/10/18	2,509,000	2,509,372
Wal-Mart Stores, Inc.
1.95% due 12/15/18	4,617,000	4,651,329
5.80% due 02/15/18	3,585,000	3,657,436
1.13% due 04/11/18	3,346,000	3,341,161
CVS Health Corp.
1.90% due 07/20/18	6,187,000	6,204,850
2.25% due 12/05/18	4,161,000	4,189,128
American Honda Finance Corp.
2.13% due 10/10/18	3,006,000	3,025,924
1.50% due 03/13/18	2,369,000	2,370,071
1.60% due 07/13/18	2,041,000	2,043,121
McDonald's Corp.
5.35% due 03/01/18	2,614,000	2,663,254
2.10% due 12/07/18	2,294,000	2,309,574
General Motors Financial Company, Inc.
2.40% due 04/10/18	2,390,000	2,399,151
3.25% due 05/15/18	1,652,000	1,668,894
General Motors Co.
3.50% due 10/02/18	3,962,000	4,028,156
Home Depot, Inc.
2.25% due 09/10/18	3,589,000	3,616,127
Target Corp.
6.00% due 01/15/18	3,000,000	3,050,032
PACCAR Financial Corp.
1.45% due 03/09/18	1,474,000	1,474,808
Best Buy Company, Inc.
5.00% due 08/01/18	1,006,000	1,034,699
Total Consumer, Cyclical		86,057,986
Energy - 7.7%
Chevron Corp.
1.72% due 06/24/18	5,477,000	5,487,700
1.37% due 03/02/18	5,111,000	5,110,631
1.79% due 11/16/18	3,578,000	3,588,015
Shell International Finance BV
1.90% due 08/10/18	4,770,000	4,788,837
1.63% due 11/10/18	3,254,000	3,258,479
2.00% due 11/15/18	3,214,000	3,231,817
BP Capital Markets plc
1.38% due 05/10/18	3,492,000	3,489,429
2.24% due 09/26/18	2,420,000	2,437,007
1.67% due 02/13/18	2,359,000	2,361,140

	Face
	Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Energy - 7.7% (continued)
Exxon Mobil Corp.
1.31% due 03/06/18	$4,544,000	$4,542,907
1.44% due 03/01/18	2,993,000	2,993,695
Andeavor Logistics Limited Partnership / Tesoro Logistics Finance Corp.
6.25% due 10/15/22	3,416,000	3,629,499
6.13% due 10/15/21	2,115,000	2,190,347
TransCanada PipeLines Ltd.
6.50% due 08/15/18	2,705,000	2,828,145
1.88% due 01/12/18	1,516,000	1,516,679
Energy Transfer, LP
6.70% due 07/01/18	1,770,000	1,838,829
2.50% due 06/15/18	1,684,000	1,692,353
Total Capital S.A.
2.13% due 08/10/18	2,844,000	2,861,208
Total Capital Canada Ltd.
1.45% due 01/15/18	2,846,000	2,846,386
Kinder Morgan Energy Partners, LP
5.95% due 02/15/18	2,794,000	2,844,506
Marathon Petroleum Corp.
2.70% due 12/14/18	1,869,000	1,885,810
Enterprise Products Operating LLC
1.65% due 05/07/18	1,836,000	1,835,488
Baker Hughes, Inc.
7.50% due 11/15/18	1,702,000	1,817,518
Canadian Natural Resources Ltd.
1.75% due 01/15/18	1,784,000	1,783,363
Nabors Industries, Inc.
6.15% due 02/15/18	1,663,000	1,694,181
Occidental Petroleum Corp.
1.50% due 02/15/18	1,608,000	1,607,221
Spectra Energy Partners, LP
2.95% due 09/25/18	1,558,000	1,574,122
Spectra Energy Capital LLC
6.20% due 04/15/18	1,506,000	1,543,728
Plains All American Pipeline Limited Partnership / PAA Finance Corp.
6.50% due 05/01/18	1,425,000	1,464,067
Petro-Canada
6.05% due 05/15/18	1,352,000	1,393,548
Equities Corp.
6.50% due 04/01/18	1,150,000	1,182,909
Total Energy		81,319,564
Communications - 6.8%
AT&T, Inc.
5.50% due 02/01/18	7,100,000	7,208,837
2.38% due 11/27/18	4,586,000	4,617,775
5.60% due 05/15/18	2,745,000	2,820,599
1.75% due 01/15/18	1,798,000	1,798,749
Cisco Systems, Inc.
1.65% due 06/15/18	4,473,000	4,481,354
1.40% due 02/28/18	3,595,000	3,595,709
Time Warner Cable LLC
6.75% due 07/01/18	5,652,000	5,874,063

Guggenheim BulletShares 2018 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face
	Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Communications - 6.8% (continued)
Comcast Corp.
5.70% due 05/15/18	$2,924,000	$3,009,542
5.88% due 02/15/18	2,673,000	2,724,847
Vodafone Group plc
1.50% due 02/19/18	3,197,000	3,197,373
4.63% due 07/15/18	2,124,000	2,176,801
Verizon Communications, Inc.
3.65% due 09/14/18	5,000,000	5,104,970
Rogers Communications, Inc.
6.80% due 08/15/18	3,988,000	4,179,509
Telefonica Emisiones SAU
3.19% due 04/27/18	3,600,000	3,632,826
British Telecommunications plc
5.95% due 01/15/18	2,781,000	2,824,943
Thomson Reuters Corp.
6.50% due 07/15/18	2,460,000	2,556,383
eBay, Inc.
2.50% due 03/09/18	2,402,000	2,413,325
Deutsche Telekom International Finance BV
6.75% due 08/20/18	2,250,000	2,357,493
Telecom Italia Capital S.A.
7.00% due 06/04/18	2,058,000	2,135,175
Historic TW, Inc.
6.88% due 06/15/18	1,781,000	1,850,741
Walt Disney Co.
1.50% due 09/17/18	1,248,000	1,248,099
Expedia, Inc.
7.46% due 08/15/18[1]	1,030,000	1,084,211
Total Communications		70,893,324
Technology - 5.9%
International Business Machines Corp.
7.63% due 10/15/18	4,650,000	4,956,453
1.13% due 02/06/18	4,268,000	4,263,601
1.25% due 02/08/18	3,500,000	3,497,025
Apple, Inc.
1.00% due 05/03/18	11,384,000	11,357,217
1.30% due 02/23/18	1,293,000	1,293,538
Microsoft Corp.
1.30% due 11/03/18	4,980,000	4,978,108
1.63% due 12/06/18	3,244,000	3,258,548
Oracle Corp.
5.75% due 04/15/18	7,043,000	7,223,092
Hewlett Packard Enterprise Co.
2.85% due 10/05/18	6,864,000	6,939,043
QUALCOMM, Inc.
1.40% due 05/18/18	3,207,000	3,209,023
Xerox Corp.
6.35% due 05/15/18	2,529,000	2,595,890
Seagate HDD Cayman
3.75% due 11/15/18	2,028,000	2,063,237
Fidelity National Information Services, Inc.
2.85% due 10/15/18	1,888,000	1,911,239
Altera Corp.
2.50% due 11/15/18	1,780,000	1,801,630
Maxim Integrated Products, Inc.
2.50% due 11/15/18	1,560,000	1,572,428

	Face
	Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Technology - 5.9% (continued)
Texas Instruments, Inc.
1.00% due 05/01/18	$1,131,000	$1,127,562
Total Technology		62,047,634
Industrial - 5.7%
General Electric Co.
5.63% due 05/01/18	8,641,000	8,877,112
1.63% due 04/02/18	3,551,000	3,557,185
John Deere Capital Corp.
1.95% due 12/13/18	3,131,000	3,147,321
5.75% due 09/10/18	2,001,000	2,086,190
5.35% due 04/03/18	1,346,000	1,375,306
1.75% due 08/10/18	1,200,000	1,203,371
1.35% due 01/16/18	1,200,000	1,199,496
1.60% due 07/13/18	941,000	942,131
Caterpillar Financial Services Corp.
5.45% due 04/15/18	1,852,000	1,896,160
1.50% due 02/23/18	1,700,000	1,699,893
1.80% due 11/13/18	1,502,000	1,506,560
7.05% due 10/01/18	1,106,000	1,169,225
1.70% due 06/16/18	941,000	941,537
Precision Castparts Corp.
1.25% due 01/15/18	3,004,000	3,002,186
Caterpillar, Inc.
7.90% due 12/15/18	2,594,000	2,798,542
CNH Industrial Capital LLC
3.88% due 07/16/18	2,636,000	2,672,245
United Parcel Service, Inc.
5.50% due 01/15/18	2,416,000	2,452,064
Northrop Grumman Corp.
1.75% due 06/01/18	2,325,000	2,328,570
Lockheed Martin Corp.
1.85% due 11/23/18	2,269,000	2,272,001
Roper Technologies, Inc.
2.05% due 10/01/18	2,151,000	2,156,672
Ingersoll-Rand Global Holding Company Ltd.
6.88% due 08/15/18	2,033,000	2,131,338
Republic Services, Inc.
3.80% due 05/15/18	2,044,000	2,074,238
Burlington Northern Santa Fe LLC
5.75% due 03/15/18	1,991,000	2,034,938
Stanley Black & Decker, Inc.
2.45% due 11/17/18	1,777,000	1,793,461
Waste Management, Inc.
6.10% due 03/15/18	1,730,000	1,769,928
Norfolk Southern Corp.
5.75% due 04/01/18	1,701,000	1,740,969
Harris Corp.
2.00% due 04/27/18	1,152,000	1,153,918
Total Industrial		59,982,557
Utilities - 3.3%
Dominion Energy, Inc.
6.40% due 06/15/18	2,041,000	2,115,350
1.90% due 06/15/18	1,476,000	1,479,043

Guggenheim BulletShares 2018 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face
	Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Utilities - 3.3% (continued)
Consolidated Edison Company of New York, Inc.
5.85% due 04/01/18	$1,808,000	$1,851,767
7.13% due 12/01/18	1,551,000	1,651,860
Southern Co.
2.45% due 09/01/18	1,759,000	1,771,426
1.55% due 07/01/18	1,100,000	1,098,615
Pacific Gas & Electric Co.
8.25% due 10/15/18	2,332,000	2,496,780
Commonwealth Edison Co.
5.80% due 03/15/18	2,074,000	2,118,547
Georgia Power Co.
1.95% due 12/01/18	2,074,000	2,080,102
Berkshire Hathaway Energy Co.
5.75% due 04/01/18	1,828,000	1,870,280
Virginia Electric & Power Co.
5.40% due 04/30/18	1,763,000	1,806,402
Sempra Energy
6.15% due 06/15/18	1,475,000	1,524,934
PECO Energy Co.
5.35% due 03/01/18	1,431,000	1,457,307
Duke Energy Corp.
2.10% due 06/15/18	1,332,000	1,335,878
Oncor Electric Delivery Company LLC
6.80% due 09/01/18	1,249,000	1,308,942
Duke Energy Carolinas LLC
7.00% due 11/15/18	1,219,000	1,295,523
Nevada Power Co.
6.50% due 08/01/18	1,236,000	1,290,421
Duke Energy Florida LLC
5.65% due 06/15/18	1,251,000	1,290,255
Northern States Power Co.
5.25% due 03/01/18	1,227,000	1,248,023
TransAlta Corp.
6.90% due 05/15/18	1,176,000	1,211,127
NextEra Energy Capital Holdings, Inc.
1.65% due 09/01/18	1,200,000	1,198,876

	Face
	Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Utilities - 3.3% (continued)
PacifiCorp
5.65% due 07/15/18	$1,152,000	$1,192,274
Total Utilities		34,693,732
Basic Materials - 0.8%
EI du Pont de Nemours & Co.
6.00% due 07/15/18	3,727,000	3,866,670
Westlake Chemical Corp.
4.63% due 02/15/21	1,805,000	1,868,175
Goldcorp, Inc.
2.13% due 03/15/18	1,583,000	1,587,093
Nucor Corp.
5.85% due 06/01/18	1,404,000	1,446,842
Total Basic Materials		8,768,780
Total Corporate Bonds
(Cost $1,038,201,891)		1,039,582,551
SECURITIES LENDING COLLATERAL††,2 - 0.2%
Repurchase Agreements
Daiwa Capital Markets
America
issued 08/31/17 at 1.10%
due 09/01/17	452,510	452,510
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 08/31/17 at 1.08%
due 09/01/17	452,510	452,510
RBC Dominion Securities, Inc.
issued 08/31/17 at 1.05%
due 09/01/17	452,510	452,510
Citibank
issued 08/31/17 at 1.08%
due 09/01/17	452,510	452,510
J.P. Morgan Securities LLC
issued 08/31/17 at 1.06%
due 09/01/17	134,084	134,084
Total Securities Lending Collateral
(Cost $1,944,124)		1,944,124
Total Investments - 99.2%
(Cost $1,040,146,015)		$1,041,526,675
Other Assets & Liabilities, net - 0.8%		8,002,334
Total Net Assets - 100.0%		$1,049,529,009

††   Value determined based on Level 2 inputs — See Note 3.
1    All or portion of this security is on loan at August 31, 2017 — See Note 4.
2    Securities lending collateral — See Note 4.
plc   Public Limited Company

Guggenheim BulletShares 2018 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

Stated maturity date are disclosed. The corporate bonds may also have call dates in 2018.
See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at August 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Ubobservable
Investments in Securities (Assets)	Prices	Inputs	Inputs	Total
Corporate Bonds	$—	$1,039,582,551	$—	$1,039,582,551
Securities Lending Collateral	—	1,944,124	—	1,944,124
Total Assets	$—	$1,041,526,675	$—	$1,041,526,675

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
For the period ended August 31, 2017, there were no transfers between levels.

Guggenheim BulletShares 2019 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face Amount	Value
CORPORATE BONDS†† - 99.0%
Financial - 42.7%
Morgan Stanley
5.63% due 09/23/19	$7,900,000	$8,471,183
7.30% due 05/13/19	7,064,000	7,692,960
2.38% due 07/23/19	6,283,000	6,334,363
2.45% due 02/01/19	4,996,000	5,041,380
2.50% due 01/24/19	4,903,000	4,950,804
Goldman Sachs Group, Inc.
7.50% due 02/15/19	7,867,000	8,493,800
2.55% due 10/23/19	6,231,000	6,308,429
2.63% due 01/31/19	6,122,000	6,187,354
2.30% due 12/13/19	5,506,000	5,543,486
2.00% due 04/25/19	2,086,000	2,090,024
Bank of America Corp.
2.60% due 01/15/19	9,485,000	9,584,483
7.63% due 06/01/19	7,290,000	7,986,129
2.65% due 04/01/19	6,186,000	6,262,014
5.49% due 03/15/19	1,100,000	1,153,635
JPMorgan Chase & Co.
6.30% due 04/23/19	7,476,000	8,018,420
2.20% due 10/22/19	5,250,000	5,301,503
2.35% due 01/28/19	3,601,000	3,636,794
1.85% due 03/22/19	2,808,000	2,812,701
Royal Bank of Canada
2.20% due 09/23/19	4,991,000	5,036,048
1.50% due 07/29/19	3,755,000	3,736,661
1.63% due 04/15/19	3,134,000	3,128,161
2.15% due 03/15/19	2,558,000	2,580,650
Citigroup, Inc.
2.55% due 04/08/19	4,019,000	4,062,386
8.50% due 05/22/19	3,414,000	3,783,357
2.50% due 07/29/19	3,603,000	3,642,727
2.05% due 06/07/19	2,586,000	2,592,534
Toronto-Dominion Bank
1.95% due 01/22/19	3,996,000	4,012,561
2.13% due 07/02/19	3,099,000	3,124,044
2.25% due 11/05/19	2,988,000	3,017,251
1.45% due 08/13/19	2,908,000	2,893,871
American Express Credit Corp.
2.25% due 08/15/19	4,130,000	4,168,234
1.88% due 05/03/19	3,852,000	3,865,330
2.13% due 03/18/19	2,990,000	3,008,991
1.70% due 10/30/19	1,969,000	1,961,415
Wells Fargo Bank North America
2.15% due 12/06/19	6,500,000	6,550,723
1.75% due 05/24/19	6,100,000	6,105,600
Bank of Nova Scotia
1.65% due 06/14/19	4,162,000	4,161,238
2.13% due 09/11/19	3,817,000	3,841,958
1.95% due 01/15/19	2,493,000	2,504,842
2.05% due 06/05/19	2,107,000	2,118,302
Credit Suisse AG NY
2.30% due 05/28/19	6,600,000	6,657,717
5.30% due 08/13/19	4,250,000	4,527,976
PNC Bank North America
2.20% due 01/28/19	3,350,000	3,372,989
2.25% due 07/02/19	2,600,000	2,622,433
1.95% due 03/04/19	2,500,000	2,508,409
1.45% due 07/29/19	2,100,000	2,089,550

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Financial - 42.7% (continued)
Bank of Montreal
1.50% due 07/18/19	$3,945,000	$3,928,778
2.38% due 01/25/19	3,342,000	3,372,188
2.10% due 12/12/19	2,694,000	2,713,442
Bank of New York Mellon Corp.
2.10% due 01/15/19	2,931,000	2,946,509
2.30% due 09/11/19	2,682,000	2,709,512
2.20% due 03/04/19	1,560,000	1,571,014
2.20% due 05/15/19	1,499,000	1,511,787
5.45% due 05/15/19	985,000	1,046,380
Deutsche Bank AG
2.50% due 02/13/19	4,978,000	5,004,779
2.85% due 05/10/19	4,062,000	4,109,356
Sumitomo Mitsui Banking Corp.
2.45% due 01/10/19	2,500,000	2,524,217
2.25% due 07/11/19	2,500,000	2,518,475
2.05% due 01/18/19	1,900,000	1,907,165
1.97% due 01/11/19	1,500,000	1,503,606
Svenska Handelsbanken AB
2.50% due 01/25/19	3,500,000	3,538,558
2.25% due 06/17/19	2,600,000	2,621,313
1.50% due 09/06/19	2,200,000	2,187,511
Wells Fargo & Co.
2.13% due 04/22/19	4,236,000	4,263,453
2.15% due 01/15/19	3,823,000	3,850,800
Santander UK plc
2.50% due 03/14/19	4,063,000	4,105,939
2.35% due 09/10/19	3,163,000	3,194,796
US Bank North America/Cincinnati OH
2.13% due 10/28/19	4,025,000	4,059,946
1.40% due 04/26/19	3,000,000	2,989,313
Cooperatieve Rabobank UA
2.25% due 01/14/19	4,350,000	4,390,956
1.38% due 08/09/19	2,400,000	2,382,126
Fifth Third Bank/Cincinnati OH
2.30% due 03/15/19	2,100,000	2,119,663
2.38% due 04/25/19	2,000,000	2,021,729
1.63% due 09/27/19	2,000,000	1,992,173
International Lease Finance Corp.
6.25% due 05/15/19	3,133,000	3,343,934
5.88% due 04/01/19	2,545,000	2,694,107
UBS AG/Stamford CT
2.38% due 08/14/19	5,950,000	6,012,697
KeyBank North America/Cleveland OH
2.35% due 03/08/19	2,490,000	2,515,823
2.50% due 12/15/19	1,900,000	1,925,750
1.60% due 08/22/19	1,395,000	1,389,227
Berkshire Hathaway Finance Corp.
1.70% due 03/15/19	3,144,000	3,153,674
1.30% due 08/15/19	2,488,000	2,475,963
Capital One North America/Mclean VA
1.85% due 09/13/19	3,155,000	3,143,349
2.40% due 09/05/19	2,400,000	2,416,037

Guggenheim BulletShares 2019 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Financial - 42.7% (continued)
Synchrony Financial
3.00% due 08/15/19	$2,784,000	$2,825,620
2.60% due 01/15/19	2,547,000	2,565,620
Barclays plc
2.75% due 11/08/19	5,250,000	5,319,053
BB&T Corp.
2.25% due 02/01/19	2,310,000	2,328,920
5.25% due 11/01/19	1,556,000	1,667,330
6.85% due 04/30/19	895,000	967,941
Manufacturers & Traders Trust Co.
2.30% due 01/30/19	2,500,000	2,520,749
2.25% due 07/25/19	2,243,000	2,259,529
Citizens Bank North America/Providence RI
2.50% due 03/14/19	2,300,000	2,321,541
2.45% due 12/04/19	1,900,000	1,917,981
HSBC USA, Inc.
2.38% due 11/13/19	2,400,000	2,424,938
2.25% due 06/23/19	1,750,000	1,762,416
Citibank North America
2.00% due 03/20/19	3,840,000	3,860,100
Branch Banking & Trust Co.
1.45% due 05/10/19	3,700,000	3,686,334
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.75% due 05/15/19	3,180,000	3,263,745
BPCE S.A.
2.50% due 07/15/19	3,200,000	3,238,160
US Bancorp
2.20% due 04/25/19	3,090,000	3,116,834
American Tower Corp.
3.40% due 02/15/19	2,756,000	2,815,563
BlackRock, Inc.
5.00% due 12/10/19	2,530,000	2,712,174
Simon Property Group, LP
2.20% due 02/01/19	2,618,000	2,636,775
MetLife, Inc.
7.72% due 02/15/19	2,370,000	2,572,858
Berkshire Hathaway, Inc.
2.10% due 08/14/19	2,495,000	2,518,663
Canadian Imperial Bank of Commerce
1.60% due 09/06/19	2,505,000	2,497,068
Nomura Holdings, Inc.
2.75% due 03/19/19	2,374,000	2,404,225
American International Group, Inc.
2.30% due 07/16/19	2,368,000	2,386,840
Jefferies Group LLC
8.50% due 07/15/19	2,028,000	2,250,375
JPMorgan Chase Bank North America
1.65% due 09/23/19	2,100,000	2,099,060
BNP Paribas S.A.
2.45% due 03/17/19	2,067,000	2,089,823
Capital One Financial Corp.
2.45% due 04/24/19	2,070,000	2,086,145

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Financial - 42.7% (continued)
SunTrust Banks, Inc.
2.50% due 05/01/19	$2,059,000	$2,082,187
Capital One Bank USA North America
2.30% due 06/05/19	2,000,000	2,008,770
Santander Holdings USA, Inc.
2.70% due 05/24/19	1,979,000	1,996,805
National City Corp.
6.88% due 05/15/19	1,810,000	1,958,444
Boston Properties, LP
5.88% due 10/15/19	1,801,000	1,937,980
PNC Financial Services Group, Inc.
6.70% due 06/10/19	1,765,000	1,912,265
Air Lease Corp.
3.38% due 01/15/19	1,852,000	1,887,459
Royal Bank of Scotland Group plc
6.40% due 10/21/19	1,700,000	1,850,211
Prudential Financial, Inc.
7.38% due 06/15/19	1,608,000	1,763,872
Ventas Realty Limited Partnership / Ventas Capital Corp.
4.00% due 04/30/19	1,658,000	1,706,617
Welltower, Inc.
4.13% due 04/01/19	1,648,000	1,697,473
Skandinaviska Enskilda Banken AB
1.50% due 09/13/19	1,700,000	1,686,462
Chubb INA Holdings, Inc.
5.90% due 06/15/19	1,448,000	1,553,109
American Express Co.
8.13% due 05/20/19	1,398,000	1,545,803
Barclays Bank plc
6.75% due 05/22/19	1,400,000	1,513,483
Realty Income Corp.
6.75% due 08/15/19	1,322,000	1,441,297
MUFG Union Bank North America
2.25% due 05/06/19	1,400,000	1,406,509
Travelers Companies, Inc.
5.90% due 06/02/19	1,298,000	1,388,874
Mastercard, Inc.
2.00% due 04/01/19	1,131,000	1,141,475
TD Ameritrade Holding Corp.
5.60% due 12/01/19	1,032,000	1,116,398
Fifth Third Bancorp
2.30% due 03/01/19	1,032,000	1,042,134
MPT Operating Partnership Limited Partnership / MPT Finance Corp.
6.38% due 03/01/24	845,000	922,106
Huntington National Bank
2.20% due 04/01/19	900,000	904,838

Guggenheim BulletShares 2019 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Financial - 42.7% (continued)
Weyerhaeuser Co.
7.38% due 10/01/19	$518,000	$573,552
Total Financial		429,855,968
Consumer, Non-cyclical - 16.4%
Anheuser-Busch InBev Finance, Inc.
1.90% due 02/01/19	10,045,000	10,072,939
2.15% due 02/01/19	3,198,000	3,220,394
Anheuser-Busch InBev Worldwide, Inc.
7.75% due 01/15/19	6,445,000	6,963,560
6.88% due 11/15/19	2,254,000	2,494,878
Abbott Laboratories
2.35% due 11/22/19	7,066,000	7,132,044
5.13% due 04/01/19	2,170,000	2,278,571
Pfizer, Inc.
2.10% due 05/15/19	3,779,000	3,816,906
1.70% due 12/15/19	2,592,000	2,598,874
1.45% due 06/03/19	2,082,000	2,079,663
Shire Acquisitions Investments Ireland DAC
1.90% due 09/23/19	8,205,000	8,186,945
Novartis Securities Investment Ltd.
5.13% due 02/10/19	7,577,000	7,957,278
Amgen, Inc.
2.20% due 05/22/19	3,448,000	3,469,017
5.70% due 02/01/19	2,453,000	2,588,742
1.90% due 05/10/19	1,743,000	1,745,587
PepsiCo, Inc.
2.25% due 01/07/19	2,020,000	2,039,397
1.55% due 05/02/19	2,021,000	2,023,258
1.50% due 02/22/19	1,759,000	1,759,341
1.35% due 10/04/19	1,562,000	1,555,272
HCA, Inc.
3.75% due 03/15/19	3,504,000	3,574,080
4.25% due 10/15/19	1,534,000	1,585,773
UnitedHealth Group, Inc.
2.30% due 12/15/19	2,702,000	2,733,322
1.70% due 02/15/19	1,246,000	1,248,268
1.63% due 03/15/19	975,000	974,523
Becton Dickinson and Co.
2.68% due 12/15/19	2,774,000	2,815,291
2.13% due 06/06/19	2,021,000	2,029,236
Philip Morris International, Inc.
1.88% due 01/15/19	1,968,000	1,974,855
1.63% due 02/21/19	1,740,000	1,738,913
1.38% due 02/25/19	1,038,000	1,033,906
Unilever Capital Corp.
2.20% due 03/06/19	3,000,000	3,025,358
4.80% due 02/15/19	1,500,000	1,567,529
General Mills, Inc.
5.65% due 02/15/19	2,690,000	2,835,775
2.20% due 10/21/19	1,546,000	1,557,209
Johnson & Johnson
1.88% due 12/05/19	2,638,000	2,657,383
1.13% due 03/01/19	1,656,000	1,649,812
	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Consumer, Non-cyclical - 16.4% (continued)
Altria Group, Inc.
9.25% due 08/06/19	$3,167,000	$3,610,327
Merck Sharp & Dohme Corp.
5.00% due 06/30/19	3,149,000	3,339,382
Bristol-Myers Squibb Co.
1.60% due 02/27/19	2,042,000	2,042,345
1.75% due 03/01/19	1,230,000	1,231,617
McKesson Corp.
2.28% due 03/15/19	2,785,000	2,802,709
Express Scripts Holding Co.
2.25% due 06/15/19	2,774,000	2,787,686
Coca-Cola Co.
1.38% due 05/30/19	2,706,000	2,703,108
AstraZeneca plc
1.95% due 09/18/19	2,686,000	2,689,301
Cardinal Health, Inc.
1.95% due 06/14/19	2,528,000	2,533,800
Medtronic Global Holdings SCA
1.70% due 03/28/19	2,528,000	2,530,467
Mylan N.V.
2.50% due 06/07/19	2,376,000	2,384,759
Tyson Foods, Inc.
2.65% due 08/15/19	2,249,000	2,279,612
Kroger Co.
2.30% due 01/15/19	1,206,000	1,212,651
1.50% due 09/30/19	1,035,000	1,024,000
Stryker Corp.
2.00% due 03/08/19	2,086,000	2,093,638
Reynolds American, Inc.
8.13% due 06/23/19	1,876,000	2,076,539
Thermo Fisher Scientific, Inc.
2.40% due 02/01/19	2,043,000	2,058,601
Anthem, Inc.
2.25% due 08/15/19	1,863,000	1,876,509
7.00% due 02/15/19	120,000	128,612
Procter & Gamble Co.
1.90% due 11/01/19	1,963,000	1,977,063
Mead Johnson Nutrition Co.
4.90% due 11/01/19	1,657,000	1,762,414
Molson Coors Brewing Co.
1.45% due 07/15/19	1,761,000	1,746,804
Princeton University
4.95% due 03/01/19	1,510,000	1,583,728
Sysco Corp.
1.90% due 04/01/19	1,562,000	1,563,826
Kellogg Co.
4.15% due 11/15/19	1,409,000	1,478,955
Allergan Funding SCS
2.45% due 06/15/19	1,434,000	1,447,365
Celgene Corp.
2.25% due 05/15/19	1,344,000	1,355,171
Eli Lilly & Co.
1.95% due 03/15/19	1,128,000	1,134,092
Zimmer Biomet Holdings, Inc.
4.63% due 11/30/19	1,030,000	1,084,912
Colgate-Palmolive Co.
1.75% due 03/15/19[1]	1,046,000	1,051,332
Gilead Sciences, Inc.
2.05% due 04/01/19	1,026,000	1,031,840

Guggenheim BulletShares 2019 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Consumer, Non-cyclical - 16.4% (continued)
Mylan, Inc.
2.55% due 03/28/19	$929,000	$933,763
Total Consumer, Non-cyclical		164,540,827
Communications - 8.6%
Cisco Systems, Inc.
4.95% due 02/15/19	4,994,000	5,232,763
2.13% due 03/01/19	4,326,000	4,362,253
1.40% due 09/20/19	3,753,000	3,741,146
1.60% due 02/28/19	2,610,000	2,612,415
AT&T, Inc.
5.80% due 02/15/19	5,415,000	5,715,792
2.30% due 03/11/19	4,566,000	4,597,017
5.88% due 10/01/19	2,167,000	2,334,965
Time Warner Cable LLC
8.25% due 04/01/19	4,782,000	5,226,057
8.75% due 02/14/19	3,188,000	3,482,517
Orange S.A.
1.63% due 11/03/19	3,129,000	3,115,586
5.38% due 07/08/19	2,783,000	2,958,452
2.75% due 02/06/19	2,050,000	2,078,555
Hughes Satellite Systems Corp.
6.50% due 06/15/19	5,459,000	5,868,424
Walt Disney Co.
1.85% due 05/30/19	2,169,000	2,179,422
5.50% due 03/15/19	1,137,000	1,204,177
0.88% due 07/12/19	1,038,000	1,025,393
eBay, Inc.
2.20% due 08/01/19	3,406,000	3,425,629
Vodafone Group plc
5.45% due 06/10/19	3,179,000	3,372,766
Verizon Communications, Inc.
2.95% due 03/15/22	2,886,000	2,940,857
Telefonica Emisiones SAU
5.88% due 07/15/19	2,501,000	2,680,749
Amazon.com, Inc.
2.60% due 12/05/19	2,160,000	2,200,410
Telecom Italia Capital S.A.
7.18% due 06/18/19	2,006,000	2,178,917
British Telecommunications plc
2.35% due 02/14/19	2,000,000	2,014,410
Comcast Corp.
5.70% due 07/01/19	1,598,000	1,712,856
21st Century Fox America, Inc.
6.90% due 03/01/19	1,447,000	1,551,029
Deutsche Telekom International Finance BV
6.00% due 07/08/19	1,400,000	1,501,885
Time Warner, Inc.
2.10% due 06/01/19	1,347,000	1,351,144
CBS Corp.
2.30% due 08/15/19	1,128,000	1,137,146
Discovery Communications LLC
5.63% due 08/15/19	966,000	1,028,234
Viacom, Inc.
5.63% due 09/15/19	826,000	881,764
Omnicom Group, Inc.
6.25% due 07/15/19	803,000	866,137
America Movil SAB de CV
5.00% due 10/16/19	800,000	852,700
	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Communications - 8.6% (continued)
Scripps Networks Interactive, Inc.
2.75% due 11/15/19	$825,000	$834,880
Thomson Reuters Corp.
4.70% due 10/15/19	624,000	657,540
Total Communications		86,923,987
Energy - 8.0%
Shell International Finance BV
4.30% due 09/22/19	4,757,000	5,003,900
1.38% due 05/10/19	4,168,000	4,155,900
1.38% due 09/12/19	2,817,000	2,803,376
Chevron Corp.
4.95% due 03/03/19	4,177,000	4,384,634
1.56% due 05/16/19	3,430,000	3,429,925
2.19% due 11/15/19	1,845,000	1,866,935
1.69% due 02/28/19	1,330,000	1,334,068
Exxon Mobil Corp.
1.82% due 03/15/19	4,232,000	4,252,099
1.71% due 03/01/19	3,123,000	3,130,675
BP Capital Markets plc
2.24% due 05/10/19	2,899,000	2,925,023
4.75% due 03/10/19	2,122,000	2,220,098
1.68% due 05/03/19	2,063,000	2,063,459
Total Capital International S.A.
2.10% due 06/19/19	2,488,000	2,512,461
2.13% due 01/10/19	1,963,000	1,977,004
Kinder Morgan Energy Partners, LP
2.65% due 02/01/19	2,381,000	2,400,232
9.00% due 02/01/19	1,760,000	1,924,747
Kinder Morgan, Inc.
3.05% due 12/01/19	3,897,000	3,961,111
Enterprise Products Operating LLC
2.55% due 10/15/19	1,959,000	1,976,412
6.50% due 01/31/19	1,686,000	1,791,580
Cenovus Energy, Inc.
5.70% due 10/15/19	3,200,000	3,365,193
Valero Energy Corp.
9.38% due 03/15/19	2,377,000	2,640,736
EOG Resources, Inc.
5.63% due 06/01/19	2,472,000	2,631,436
Husky Energy, Inc.
7.25% due 12/15/19	2,258,000	2,506,907
Tesoro Logistics, LP / Tesoro Logistics Finance Corp.
5.50% due 10/15/19	2,013,000	2,123,715
EQT Corp.
8.13% due 06/01/19	1,846,000	2,027,772
ONEOK Partners, LP
8.63% due 03/01/19	1,680,000	1,835,111
Anadarko Petroleum Corp.
8.70% due 03/15/19	1,497,000	1,639,663
Encana Corp.
6.50% due 05/15/19	1,528,000	1,634,786
TransCanada PipeLines Ltd.
7.13% due 01/15/19	1,452,000	1,553,941

Guggenheim BulletShares 2019 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Energy - 8.0% (continued)
Plains All American Pipeline Limited Partnership / PAA Finance Corp.
2.60% due 12/15/19	$1,528,000	$1,529,448
Enbridge Energy Partners, LP
9.88% due 03/01/19	1,118,000	1,243,544
Magellan Midstream Partners, LP
6.55% due 07/15/19	1,096,000	1,184,487
Williams Partners Limited Partnership / ACMP Finance Corp.
4.88% due 03/15/24	859,000	897,672
Total Energy		80,928,050
Consumer, Cyclical - 7.3%
Ford Motor Credit Company LLC
2.60% due 11/04/19	3,300,000	3,332,287
2.94% due 01/08/19	3,150,000	3,191,862
2.38% due 03/12/19	3,150,000	3,167,649
2.02% due 05/03/19	3,000,000	3,000,012
1.90% due 08/12/19	1,800,000	1,794,729
2.26% due 03/28/19	1,500,000	1,508,052
Toyota Motor Credit Corp.
2.13% due 07/18/19	3,342,000	3,371,330
2.10% due 01/17/19	2,939,000	2,961,908
1.70% due 02/19/19	2,606,000	2,610,756
1.40% due 05/20/19	2,286,000	2,277,996
1.70% due 01/09/19	2,077,000	2,081,705
1.55% due 10/18/19	2,086,000	2,080,559
General Motors Financial Company, Inc.
3.10% due 01/15/19	4,147,000	4,207,454
2.40% due 05/09/19	3,330,000	3,347,016
3.50% due 07/10/19	2,148,000	2,201,627
2.35% due 10/04/19	1,980,000	1,985,679
American Honda Finance Corp.
2.25% due 08/15/19	2,842,000	2,872,010
1.20% due 07/12/19	2,702,000	2,679,636
1.70% due 02/22/19	2,284,000	2,285,699
Costco Wholesale Corp.
1.70% due 12/15/19	3,724,000	3,728,227
Walgreens Boots Alliance, Inc.
2.70% due 11/18/19	3,562,000	3,623,952
DR Horton, Inc.
3.75% due 03/01/19	3,176,000	3,245,165
Home Depot, Inc.
2.00% due 06/15/19	2,887,000	2,910,002
Target Corp.
2.30% due 06/26/19	2,472,000	2,502,955
CVS Health Corp.
2.25% due 08/12/19	1,863,000	1,878,062
Marriott International, Inc.
3.00% due 03/01/19	1,365,000	1,382,409
Mattel, Inc.
2.35% due 05/06/19	1,330,000	1,334,828
Wal-Mart Stores, Inc.
4.13% due 02/01/19	1,132,000	1,172,921
	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Consumer, Cyclical - 7.3% (continued)
PACCAR Financial Corp.
1.30% due 05/10/19	$474,000	$471,708
Total Consumer, Cyclical		73,208,195
Technology - 5.8%
Oracle Corp.
2.25% due 10/08/19	4,910,000	4,975,595
5.00% due 07/08/19	4,308,000	4,573,372
2.38% due 01/15/19	3,830,000	3,875,531
Apple, Inc.
2.10% due 05/06/19	5,248,000	5,302,126
1.10% due 08/02/19	2,809,000	2,788,616
1.70% due 02/22/19	2,538,000	2,547,653
1.55% due 02/08/19	1,246,000	1,249,097
International Business Machines Corp.
1.80% due 05/17/19	3,800,000	3,814,739
8.38% due 11/01/19	1,856,000	2,115,684
1.88% due 05/15/19	1,900,000	1,908,869
1.95% due 02/12/19[1]	1,800,000	1,811,010
Microsoft Corp.
1.10% due 08/08/19	6,036,000	5,994,750
4.20% due 06/01/19	2,734,000	2,862,898
Micron Technology, Inc.
7.50% due 09/15/23	3,036,000	3,373,755
QUALCOMM, Inc.
1.85% due 05/20/19	3,168,000	3,182,513
Xerox Corp.
5.63% due 12/15/19	1,722,000	1,839,419
2.75% due 03/15/19	537,000	540,280
CA, Inc.
5.38% due 12/01/19	2,064,000	2,205,148
Texas Instruments, Inc.
1.65% due 08/03/19	1,547,000	1,547,281
Xilinx, Inc.
2.13% due 03/15/19	1,440,000	1,444,881
Total Technology		57,953,217
Industrial - 5.6%
Caterpillar Financial Services Corp.
7.15% due 02/15/19	2,847,000	3,065,337
1.35% due 05/18/19	2,170,000	2,158,288
2.10% due 06/09/19	1,759,000	1,771,961
1.90% due 03/22/19	1,624,000	1,630,869
2.25% due 12/01/19	1,297,000	1,311,084
John Deere Capital Corp.
1.95% due 01/08/19	1,771,000	1,781,606
2.30% due 09/16/19	1,551,000	1,569,394
2.25% due 04/17/19	1,349,000	1,363,863
1.25% due 10/09/19	948,000	940,436
Illinois Tool Works, Inc.
1.95% due 03/01/19	1,754,000	1,762,388
6.25% due 04/01/19	1,578,000	1,691,772
Honeywell International, Inc.
1.40% due 10/30/19	3,432,000	3,412,031
General Electric Co.
6.00% due 08/07/19	2,841,000	3,073,340
L3 Technologies, Inc.
5.20% due 10/15/19	2,483,000	2,648,430

Guggenheim BulletShares 2019 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Industrial - 5.6% (continued)
United Parcel Service, Inc.
5.13% due 04/01/19	$2,479,000	$2,609,429
Deere & Co.
4.38% due 10/16/19	2,074,000	2,192,908
3M Co.
1.63% due 06/15/19	2,077,000	2,086,545
Burlington Northern Santa Fe LLC
4.70% due 10/01/19	1,916,000	2,030,387
Boeing Co.
6.00% due 03/15/19	1,793,000	1,912,241
Lockheed Martin Corp.
4.25% due 11/15/19	1,802,000	1,891,249
Amphenol Corp.
2.55% due 01/30/19	1,790,000	1,805,519
FedEx Corp.
8.00% due 01/15/19	1,646,000	1,782,664
United Technologies Corp.
1.50% due 11/01/19	1,660,000	1,653,069
Republic Services, Inc.
5.50% due 09/15/19	1,497,000	1,604,266
Emerson Electric Co.
4.88% due 10/15/19	1,298,000	1,379,075
Boeing Capital Corp.
4.70% due 10/27/19	1,288,000	1,369,626
Northrop Grumman Corp.
5.05% due 08/01/19	1,242,000	1,316,092
Norfolk Southern Corp.
5.90% due 06/15/19	1,125,000	1,204,715
Canadian National Railway Co.
5.55% due 03/01/19	1,131,000	1,195,570
Roper Technologies, Inc.
6.25% due 09/01/19	963,000	1,043,081
Keysight Technologies, Inc.
3.30% due 10/30/19	930,000	944,887
Arconic, Inc.
5.72% due 02/23/19	505,000	530,423
Total Industrial		56,732,545
Utilities - 2.7%
Dominion Energy, Inc.
2.50% due 12/01/19	1,865,000	1,887,835
1.60% due 08/15/19	1,341,000	1,332,519
5.20% due 08/15/19	1,135,000	1,203,967
Southern Co.
1.85% due 07/01/19	2,606,000	2,609,317
NextEra Energy Capital Holdings, Inc.
6.00% due 03/01/19	1,247,000	1,321,631
2.30% due 04/01/19	1,257,000	1,267,628
Sempra Energy
9.80% due 02/15/19	924,000	1,028,084
1.63% due 10/07/19	955,000	951,163
Arizona Public Service Co.
8.75% due 03/01/19	1,558,000	1,712,862
Exelon Generation Company LLC
5.20% due 10/01/19	1,592,000	1,697,524
Duke Energy Progress LLC
5.30% due 01/15/19	1,595,000	1,675,231
	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Utilities - 2.7% (continued)
Southern Power Co.
1.95% due 12/15/19	$1,661,000	$1,660,273
MidAmerican Energy Co.
2.40% due 03/15/19	1,350,000	1,363,080
Nevada Power Co.
7.13% due 03/15/19	1,241,000	1,340,701
Duke Energy Corp.
5.05% due 09/15/19	1,182,000	1,256,088
Emera US Finance, LP
2.15% due 06/15/19	1,246,000	1,248,379
Georgia Power Co.
4.25% due 12/01/19	1,141,000	1,197,253
Entergy Texas, Inc.
7.13% due 02/01/19	1,087,000	1,161,301
Consumers Energy Co.
6.70% due 09/15/19	1,041,000	1,141,871
Total Utilities		27,056,707
Basic Materials - 1.9%
Dow Chemical Co.
8.55% due 05/15/19	5,420,000	6,015,454
LyondellBasell Industries N.V.
5.00% due 04/15/19	4,800,000	4,998,320
Praxair, Inc.
4.50% due 08/15/19	1,888,000	1,988,781
Newmont Mining Corp.
5.13% due 10/01/19	1,651,000	1,748,146
Monsanto Co.
2.13% due 07/15/19	1,447,000	1,451,583
Potash Corporation of Saskatchewan, Inc.
6.50% due 05/15/19	1,188,000	1,272,323
EI du Pont de Nemours & Co.
5.75% due 03/15/19	1,128,000	1,193,667
Agrium, Inc.
6.75% due 01/15/19	730,000	775,197
Total Basic Materials		19,443,471
Total Corporate Bonds
(Cost $992,838,926)		996,642,967
SECURITIES LENDING COLLATERAL††,2 - 0.1%
Repurchase Agreements
BNP Paribas Securities Corp.
issued 08/31/17 at 1.07%
due 09/01/17	250,000	250,000
Daiwa Capital Markets America
issued 08/31/17 at 1.10%
due 09/01/17	250,000	250,000
RBC Dominion Securities, Inc.
issued 08/31/17 at 1.05%
due 09/01/1	250,000	250,000

Guggenheim BulletShares 2019 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

Face Amount		Value
SECURITIES LENDING COLLATERAL††,2 - 0.1% (continued)
Deutsche Bank Securities, Inc.
issued 08/31/17 at 1.07%
due 09/01/17	$42,934	$42,934
Total Securities Lending Collateral
(Cost $792,934)		792,934
Total Investments - 99.1%
(Cost $993,631,860)		$997,435,901
Other Assets & Liabilities, net - 0.9%		8,999,329
Total Net Assets - 100.0%		$1,006,435,230
††	Value determined based on Level 2 inputs — See Note 3.
1	All or portion of this security is on loan at August 31, 2017 — See Note 4.
2	Securities lending collateral — See Note 4.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2019. See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at August 31, 2017 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Ubobservable Inputs	Total
Corporate Bonds	$—	$996,642,967	$—	$996,642,967
Securities Lending Collateral	—	792,934	—	792,934
Total Assets	$—	$997,435,901	$—	$997,435,901

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended August 31, 2017, there were no transfers between levels.

Guggenheim BulletShares 2020 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face Amount	Value
CORPORATE BONDS†† - 99.0%
Financial - 40.3%
JPMorgan Chase & Co.
2.25% due 01/23/20	$9,746,000	$9,831,775
4.25% due 10/15/20	7,212,000	7,685,538
4.40% due 07/22/20	6,631,000	7,078,677
2.55% due 10/29/20	6,236,000	6,333,970
2.75% due 06/23/20	5,814,000	5,937,373
4.95% due 03/25/20	3,599,000	3,865,700
Goldman Sachs Group, Inc.
5.38% due 03/15/20	7,580,000	8,187,530
6.00% due 06/15/20	5,230,000	5,772,793
2.75% due 09/15/20	4,942,000	5,027,605
2.60% due 04/23/20	4,398,000	4,454,454
2.60% due 12/27/20	4,121,000	4,163,407
Morgan Stanley
2.80% due 06/16/20	6,418,000	6,538,812
2.65% due 01/27/20	6,279,000	6,381,855
5.50% due 01/26/20	5,650,000	6,102,606
5.50% due 07/24/20	4,750,000	5,195,254
Bank of America Corp.
5.63% due 07/01/20	7,825,000	8,571,605
2.63% due 10/19/20	5,675,000	5,758,211
2.25% due 04/21/20	4,944,000	4,973,053
2.15% due 11/09/20	2,739,000	2,743,078
Citigroup, Inc.
2.65% due 10/26/20	6,743,000	6,842,543
2.40% due 02/18/20	5,063,000	5,111,874
2.45% due 01/10/20	3,770,000	3,804,898
5.38% due 08/09/20	2,621,000	2,866,452
Wells Fargo & Co.
2.60% due 07/22/20	7,053,000	7,172,313
2.55% due 12/07/20	5,305,000	5,381,647
2.15% due 01/30/20	5,166,000	5,195,051
GE Capital International Funding Company Unlimited Co.
2.34% due 11/15/20	16,200,000	16,405,927
Royal Bank of Canada
1.88% due 02/05/20	6,468,000	6,482,962
2.13% due 03/02/20	3,509,000	3,534,116
2.35% due 10/30/20	3,495,000	3,526,940
2.15% due 03/06/20	2,300,000	2,318,430
American Express Credit Corp.
2.38% due 05/26/20	4,973,000	5,034,739
2.20% due 03/03/20	4,947,000	4,991,411
2.60% due 09/14/20	3,914,000	3,987,513
HSBC USA, Inc.
2.35% due 03/05/20	4,751,000	4,795,279
2.75% due 08/07/20	4,000,000	4,088,113
5.00% due 09/27/20	1,950,000	2,107,713
Bank of New York Mellon Corp.
2.15% due 02/24/20	3,447,000	3,479,625
2.60% due 08/17/20	3,006,000	3,066,975
2.45% due 11/27/20	2,116,000	2,148,078
4.60% due 01/15/20	983,000	1,044,410
Visa, Inc.
2.20% due 12/14/20	8,939,000	9,053,149
Credit Suisse AG NY
5.40% due 01/14/20	3,555,000	3,822,365
4.38% due 08/05/20	3,204,000	3,416,128
	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Financial - 40.3% (continued)
Toronto-Dominion Bank
2.50% due 12/14/20	$6,882,000	$7,000,748
Sumitomo Mitsui Banking Corp.
2.45% due 01/16/20	4,700,000	4,757,904
2.45% due 10/20/20	2,100,000	2,117,727
BB&T Corp.
2.45% due 01/15/20	3,616,000	3,671,133
2.63% due 06/29/20	2,474,000	2,527,072
PNC Bank North America
2.00% due 05/19/20	2,720,000	2,732,454
2.45% due 11/05/20	1,700,000	1,725,388
2.60% due 07/21/20	1,600,000	1,630,295
Citibank North America
2.10% due 06/12/20	5,400,000	5,432,877
Barclays Bank plc
5.14% due 10/14/20	2,600,000	2,795,375
5.13% due 01/08/20	2,185,000	2,338,210
PNC Financial Services Group, Inc.
5.13% due 02/08/20	2,337,000	2,514,965
4.38% due 08/11/20	1,916,000	2,046,944
Capital One North America/Mclean VA
2.35% due 01/31/20	4,300,000	4,318,144
Nomura Holdings, Inc.
6.70% due 03/04/20	3,886,000	4,303,032
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.63% due 10/30/20	2,450,000	2,613,482
4.25% due 07/01/20	1,500,000	1,577,107
American International Group, Inc.
6.40% due 12/15/20	1,968,000	2,225,322
3.38% due 08/15/20	1,704,000	1,772,723
Discover Bank
3.10% due 06/04/20	3,000,000	3,075,683
7.00% due 04/15/20	750,000	831,501
American Tower Corp.
5.05% due 09/01/20	1,977,000	2,142,298
2.80% due 06/01/20	1,698,000	1,730,806
Capital One Financial Corp.
2.50% due 05/12/20	3,775,000	3,811,900
HSBC Bank USA North America
4.88% due 08/24/20	3,500,000	3,778,969
Chubb INA Holdings, Inc.
2.30% due 11/03/20	3,496,000	3,535,478
UBS AG/Stamford CT
4.88% due 08/04/20	3,100,000	3,350,100
Huntington National Bank
2.38% due 03/10/20	2,185,000	2,206,784
2.88% due 08/20/20	1,000,000	1,022,749
Prudential Financial, Inc.
5.38% due 06/21/20	1,788,000	1,955,004
4.50% due 11/15/20	1,183,000	1,272,723
International Lease Finance Corp.
8.25% due 12/15/20	2,645,000	3,104,032
State Street Corp.
2.55% due 08/18/20	2,930,000	2,995,076

Guggenheim BulletShares 2020 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Financial - 40.3% (continued)
Bank of Montreal
2.10% due 06/15/20	$2,854,000	$2,868,343
National Bank of Canada
2.15% due 06/12/20	2,800,000	2,813,723
Fifth Third Bancorp
2.88% due 07/27/20	2,700,000	2,767,284
Svenska Handelsbanken AB
2.40% due 10/01/20	2,700,000	2,735,762
Santander Holdings USA, Inc.
2.65% due 04/17/20	2,706,000	2,719,316
Citizens Bank North America/Providence RI
2.25% due 03/02/20	1,497,000	1,504,405
2.20% due 05/26/20	1,150,000	1,154,271
KeyCorp
2.90% due 09/15/20	2,553,000	2,615,501
Banco Bilbao Vizcaya Argentaria S.A.
3.00% due 10/20/20	2,550,000	2,610,935
Lloyds Bank plc
2.70% due 08/17/20	2,500,000	2,548,638
Deutsche Bank AG
2.95% due 08/20/20	2,502,000	2,538,753
Branch Banking & Trust Co.
2.10% due 01/15/20	2,500,000	2,518,832
US Bank North America/Cincinnati OH
2.00% due 01/24/20	2,500,000	2,514,752
Digital Realty Trust, LP
5.88% due 02/01/20	1,257,000	1,357,899
3.40% due 10/01/20	1,078,000	1,116,552
Santander UK Group Holdings plc
2.88% due 10/16/20	2,427,000	2,469,972
Bank of Nova Scotia
2.35% due 10/21/20	2,409,000	2,436,167
MUFG Americas Holdings Corp.
2.25% due 02/10/20	2,400,000	2,417,104
Barclays plc
2.88% due 06/08/20	2,300,000	2,330,917
Boston Properties, LP
5.63% due 11/15/20	2,025,000	2,224,643
Santander UK plc
2.38% due 03/16/20	2,134,000	2,157,399
HCP, Inc.
2.63% due 02/01/20	2,110,000	2,132,959
SunTrust Bank/Atlanta GA
2.25% due 01/31/20	2,091,000	2,105,921
Synchrony Financial
2.70% due 02/03/20	2,064,000	2,085,274
Berkshire Hathaway Finance Corp.
2.90% due 10/15/20	1,972,000	2,042,521
Nasdaq, Inc.
5.55% due 01/15/20	1,752,000	1,894,853
Ameriprise Financial, Inc.
5.30% due 03/15/20	1,719,000	1,860,956
Lazard Group LLC
4.25% due 11/14/20	1,734,000	1,842,882
	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Financial - 40.3% (continued)
Ares Capital Corp.
3.88% due 01/15/20	$1,730,000	$1,780,377
Charles Schwab Corp.
4.45% due 07/22/20	1,622,000	1,736,396
Aon Corp.
5.00% due 09/30/20	1,574,000	1,705,174
Skandinaviska Enskilda Banken AB
2.30% due 03/11/20	1,650,000	1,664,969
ERP Operating, LP
4.75% due 07/15/20	1,525,000	1,629,514
Travelers Companies, Inc.
3.90% due 11/01/20	1,528,000	1,612,958
Aflac, Inc.
2.40% due 03/16/20	1,509,000	1,528,347
Northern Trust Corp.
3.45% due 11/04/20	1,422,000	1,488,568
CNA Financial Corp.
5.88% due 08/15/20	1,206,000	1,329,438
Manulife Financial Corp.
4.90% due 09/17/20	1,183,000	1,279,086
Simon Property Group, LP
2.50% due 09/01/20	1,245,000	1,266,660
Ventas Realty Limited Partnership / Ventas Capital Corp.
2.70% due 04/01/20	1,249,000	1,265,530
Marsh & McLennan Companies, Inc.
2.35% due 03/06/20	1,149,000	1,162,272
Air Lease Corp.
2.13% due 01/15/20	1,139,000	1,140,594
First Horizon National Corp.
3.50% due 12/15/20	991,000	1,024,114
AEGON Funding Company LLC
5.75% due 12/15/20	592,000	651,947
Hartford Financial Services Group, Inc.
5.50% due 03/30/20	589,000	639,150
Total Financial		412,487,580
Consumer, Non-cyclical - 18.4%
AbbVie, Inc.
2.50% due 05/14/20	9,892,000	10,024,995
PepsiCo, Inc.
2.15% due 10/14/20	3,017,000	3,053,151
4.50% due 01/15/20	2,361,000	2,520,908
3.13% due 11/01/20	2,323,000	2,418,736
1.85% due 04/30/20	2,000,000	2,009,533
Coca-Cola Co.
1.88% due 10/27/20	3,722,000	3,740,945
2.45% due 11/01/20	3,308,000	3,379,522
3.15% due 11/15/20	2,477,000	2,581,940
Allergan Funding SCS
3.00% due 03/12/20	9,020,000	9,210,029
Anheuser-Busch InBev Worldwide, Inc.
5.38% due 01/15/20	5,635,000	6,097,375
5.00% due 04/15/20	2,430,000	2,625,359

Guggenheim BulletShares 2020 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Consumer, Non-cyclical - 18.4% (continued)
Medtronic, Inc.
2.50% due 03/15/20	$6,207,000	$6,316,390
4.45% due 03/15/20	2,115,000	2,255,213
HCA, Inc.
6.50% due 02/15/20	7,820,000	8,535,374
Gilead Sciences, Inc.
2.55% due 09/01/20	5,112,000	5,205,445
2.35% due 02/01/20	1,292,000	1,308,205
Kraft Heinz Foods Co.
2.80% due 07/02/20	3,617,000	3,685,286
5.38% due 02/10/20	2,386,000	2,573,420
Amgen, Inc.
3.45% due 10/01/20	2,120,000	2,207,952
2.13% due 05/01/20	2,088,000	2,101,686
2.20% due 05/11/20	1,841,000	1,855,036
Celgene Corp.
2.88% due 08/15/20	4,045,000	4,150,837
3.95% due 10/15/20	1,472,000	1,558,478
Philip Morris International, Inc.
4.50% due 03/26/20	2,748,000	2,927,645
2.00% due 02/21/20	2,372,000	2,380,526
Novartis Capital Corp.
4.40% due 04/24/20	2,650,000	2,836,362
1.80% due 02/14/20	2,372,000	2,385,578
Abbott Laboratories
2.00% due 03/15/20	2,105,000	2,115,480
4.13% due 05/27/20	1,672,000	1,764,251
2.80% due 09/15/20	940,000	956,318
AstraZeneca plc
2.38% due 11/16/20	4,738,000	4,780,590
Becton Dickinson and Co.
2.40% due 06/05/20	2,408,000	2,422,579
3.25% due 11/12/20	1,996,000	2,055,800
UnitedHealth Group, Inc.
2.70% due 07/15/20	4,004,000	4,104,760
Zimmer Biomet Holdings, Inc.
2.70% due 04/01/20	3,956,000	4,005,680
Biogen, Inc.
2.90% due 09/15/20	3,773,000	3,864,161
Merck & Company, Inc.
1.85% due 02/10/20	3,796,000	3,809,286
Boston Scientific Corp.
6.00% due 01/15/20	2,042,000	2,227,647
2.85% due 05/15/20	1,406,000	1,431,059
Reynolds American, Inc.
3.25% due 06/12/20	1,805,000	1,860,111
6.88% due 05/01/20	1,512,000	1,693,980
Unilever Capital Corp.
1.80% due 05/05/20	2,000,000	2,005,676
2.10% due 07/30/20	1,000,000	1,009,534
Automatic Data Processing, Inc.
2.25% due 09/15/20	2,710,000	2,748,192
Laboratory Corporation of America Holdings
4.63% due 11/15/20	1,317,000	1,408,524
2.63% due 02/01/20	1,289,000	1,305,662
Altria Group, Inc.
2.63% due 01/14/20	2,578,000	2,625,196
	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Consumer, Non-cyclical - 18.4% (continued)
Baxalta, Inc.
2.88% due 06/23/20	$2,575,000	$2,622,060
Allergan Incorporated/United States
3.38% due 09/15/20	2,380,000	2,461,274
Kroger Co.
6.15% due 01/15/20	1,893,000	2,071,036
Kellogg Co.
4.00% due 12/15/20	1,939,000	2,061,523
Diageo Capital plc
4.83% due 07/15/20	1,895,000	2,051,323
Mead Johnson Nutrition Co.
3.00% due 11/15/20	1,805,000	1,860,001
Sysco Corp.
2.60% due 10/01/20	1,804,000	1,835,153
Life Technologies Corp.
6.00% due 03/01/20	1,645,000	1,793,791
Johnson & Johnson
2.95% due 09/01/20	1,672,000	1,737,361
Anthem, Inc.
4.35% due 08/15/20	1,544,000	1,643,510
Coca-Cola European Partners US LLC
3.50% due 09/15/20	1,500,000	1,563,463
S&P Global, Inc.
3.30% due 08/14/20	1,496,000	1,539,186
Covidien International Finance S.A.
4.20% due 06/15/20	1,398,000	1,483,117
Block Financial LLC
4.13% due 10/01/20	1,410,000	1,469,809
Quest Diagnostics, Inc.
4.75% due 01/30/20	1,354,000	1,439,000
Cardinal Health, Inc.
4.63% due 12/15/20	1,300,000	1,399,632
Mylan N.V.
3.75% due 12/15/20	1,345,000	1,393,907
Danaher Corp.
2.40% due 09/15/20	1,308,000	1,330,132
Medco Health Solutions, Inc.
4.13% due 09/15/20	1,221,000	1,289,207
Mondelez International, Inc.
5.38% due 02/10/20	1,139,000	1,229,529
Bunge Limited Finance Corp.
3.50% due 11/24/20	1,163,000	1,200,023
Moody's Corp.
5.50% due 09/01/20	1,044,000	1,147,206
Estee Lauder Companies, Inc.
1.80% due 02/07/20	1,134,000	1,138,162
CR Bard, Inc.
4.40% due 01/15/21	1,055,000	1,113,117
Stryker Corp.
4.38% due 01/15/20	980,000	1,038,504

Guggenheim BulletShares 2020 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Consumer, Non-cyclical - 18.4% (continued)
Zoetis, Inc.
3.45% due 11/13/20	$991,000	$1,030,928
Total Consumer, Non-cyclical		189,082,366
Communications - 8.3%
Verizon Communications, Inc.
4.50% due 09/15/20	9,587,000	10,291,288
2.63% due 02/21/20	4,000,000	4,084,086
AT&T, Inc.
2.45% due 06/30/20	7,988,000	8,061,554
5.20% due 03/15/20	3,197,000	3,437,351
Cisco Systems, Inc.
4.45% due 01/15/20	6,285,000	6,690,625
2.45% due 06/15/20	4,036,000	4,119,928
Charter Communications Operating LLC / Charter Communications Operating Capital
3.58% due 07/23/20	5,387,000	5,530,410
NBCUniversal Media LLC
5.15% due 04/30/20	4,932,000	5,361,379
Walt Disney Co.
1.80% due 06/05/20	2,042,000	2,043,697
1.95% due 03/04/20	1,545,000	1,557,717
2.15% due 09/17/20	1,496,000	1,510,112
Telefonica Emisiones SAU
5.13% due 04/27/20	4,136,000	4,454,400
Time Warner, Inc.
4.88% due 03/15/20	4,106,000	4,393,226
Time Warner Cable LLC
5.00% due 02/01/20	3,835,000	4,074,856
Comcast Corp.
5.15% due 03/01/20	3,684,000	3,988,081
Discovery Communications LLC
5.05% due 06/01/20	2,814,000	3,009,579
eBay, Inc.
2.15% due 06/05/20	1,530,000	1,536,694
3.25% due 10/15/20	1,390,000	1,437,269
Omnicom Group, Inc.
4.45% due 08/15/20	2,646,000	2,820,748
Expedia, Inc.
5.95% due 08/15/20	2,050,000	2,243,492
Symantec Corp.
4.20% due 09/15/20[1]	1,779,000	1,876,845
CBS Corp.
5.75% due 04/15/20	1,299,000	1,419,213
Scripps Networks Interactive, Inc.
2.80% due 06/15/20	1,365,000	1,375,990
Total Communications		85,318,540
Energy - 7.9%
Chevron Corp.
1.96% due 03/03/20	4,653,000	4,686,023
2.42% due 11/17/20	3,013,000	3,064,098
2.43% due 06/24/20	2,854,000	2,908,268
1.99% due 03/03/20	1,647,000	1,663,792
BP Capital Markets plc
2.32% due 02/13/20	4,535,000	4,588,489
4.50% due 10/01/20	4,036,000	4,346,364
2.52% due 01/15/20	3,256,000	3,314,158
	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Energy - 7.9% (continued)
Shell International Finance BV
2.13% due 05/11/20	$5,080,000	$5,135,561
4.38% due 03/25/20	3,144,000	3,350,733
2.25% due 11/10/20	3,120,000	3,157,361
Williams Partners, LP
5.25% due 03/15/20	3,839,000	4,134,943
4.13% due 11/15/20	1,472,000	1,545,480
Kinder Morgan Energy Partners, LP
6.85% due 02/15/20	1,897,000	2,096,942
6.50% due 04/01/20	1,525,000	1,675,520
5.30% due 09/15/20	1,253,000	1,352,584
Enterprise Products Operating LLC
5.20% due 09/01/20	2,628,000	2,856,580
5.25% due 01/31/20	1,201,000	1,289,864
Exxon Mobil Corp.
1.91% due 03/06/20	3,781,000	3,805,951
Total Capital S.A.
4.45% due 06/24/20	3,394,000	3,645,204
TransCanada PipeLines Ltd.
3.80% due 10/01/20	2,722,000	2,865,163
Enbridge Energy Partners, LP
5.20% due 03/15/20	1,315,000	1,399,402
4.38% due 10/15/20	1,292,000	1,361,049
Energy Transfer, LP
4.15% due 10/01/20	2,571,000	2,684,800
EOG Resources, Inc.
2.45% due 04/01/20	1,286,000	1,296,272
4.40% due 06/01/20	1,082,000	1,147,553
Valero Energy Corp.
6.13% due 02/01/20	2,148,000	2,347,579
Columbia Pipeline Group, Inc.
3.30% due 06/01/20	1,911,000	1,967,050
Marathon Petroleum Corp.
3.40% due 12/15/20	1,698,000	1,757,409
Marathon Oil Corp.
2.70% due 06/01/20	1,720,000	1,715,976
Nabors Industries, Inc.
5.00% due 09/15/20	1,594,000	1,597,985
Plains All American Pipeline Limited Partnership / PAA Finance Corp.
5.75% due 01/15/20	1,183,000	1,261,824
ConocoPhillips Co.
2.20% due 05/15/20	1,218,000	1,227,304
Total Energy		81,247,281
Consumer, Cyclical - 7.8%
Ford Motor Credit Company LLC
8.13% due 01/15/20	3,100,000	3,507,385
3.16% due 08/04/20	3,200,000	3,273,363
2.68% due 01/09/20	3,000,000	3,027,726
2.43% due 06/12/20	1,800,000	1,805,268
2.46% due 03/27/20	1,350,000	1,356,436
General Motors Financial Company, Inc.
3.20% due 07/13/20	3,686,000	3,766,379
3.70% due 11/24/20	2,632,000	2,729,750
2.65% due 04/13/20	2,580,000	2,602,940
3.15% due 01/15/20	2,498,000	2,550,330

Guggenheim BulletShares 2020 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Consumer, Cyclical - 7.8% (continued)
Wal-Mart Stores, Inc.
3.25% due 10/25/20	$4,354,000	$4,561,449
3.63% due 07/08/20	3,853,000	4,069,413
Toyota Motor Credit Corp.
2.15% due 03/12/20	2,985,000	3,016,426
1.95% due 04/17/20	2,854,000	2,868,064
4.50% due 06/17/20	2,270,000	2,433,284
CVS Health Corp.
2.80% due 07/20/20	6,873,000	7,025,351
McDonald's Corp.
2.75% due 12/09/20	2,530,000	2,593,481
2.20% due 05/26/20	2,082,000	2,105,002
American Honda Finance Corp.
2.45% due 09/24/20	2,500,000	2,543,335
2.00% due 02/14/20	2,063,000	2,074,662
Home Depot, Inc.
1.80% due 06/05/20	1,822,000	1,831,221
3.95% due 09/15/20	1,312,000	1,394,871
Target Corp.
3.88% due 07/15/20	2,662,000	2,814,819
Delta Air Lines, Inc.
2.88% due 03/13/20	2,372,000	2,411,543
Carnival Corp.
3.95% due 10/15/20	2,000,000	2,119,294
DR Horton, Inc.
4.00% due 02/15/20	1,647,000	1,715,031
Lear Corp.
5.25% due 01/15/25	1,524,000	1,634,219
AutoZone, Inc.
4.00% due 11/15/20	1,512,000	1,589,110
Costco Wholesale Corp.
1.75% due 02/15/20	1,490,000	1,492,980
Lowe's Companies, Inc.
4.63% due 04/15/20	1,350,000	1,431,350
Southwest Airlines Co.
2.65% due 11/05/20	1,255,000	1,277,834
Nordstrom, Inc.
4.75% due 05/01/20	1,151,000	1,209,278
Johnson Controls, Inc.
5.00% due 03/30/20	1,032,000	1,104,622
Total Consumer, Cyclical		79,936,216
Technology - 7.4%
Microsoft Corp.
2.00% due 11/03/20	5,916,000	5,969,417
1.85% due 02/06/20	3,815,000	3,839,672
1.85% due 02/12/20	3,642,000	3,663,647
3.00% due 10/01/20	2,513,000	2,604,524
Apple, Inc.
2.00% due 05/06/20	3,444,000	3,476,291
1.55% due 02/07/20	3,194,000	3,187,503
1.80% due 05/11/20	2,562,000	2,571,239
1.90% due 02/07/20	2,476,000	2,490,936
Hewlett Packard Enterprise Co.
3.60% due 10/15/20	8,058,000	8,366,803
QUALCOMM, Inc.
2.25% due 05/20/20	4,189,000	4,233,684
2.10% due 05/20/20	3,878,000	3,908,252
	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Technology - 7.4% (continued)
Intel Corp.
2.45% due 07/29/20	$4,719,000	$4,825,889
1.85% due 05/11/20	2,553,000	2,558,590
International Business Machines Corp.
1.63% due 05/15/20	3,600,000	3,595,831
1.90% due 01/27/20	1,700,000	1,709,535
Fidelity National Information Services, Inc.
3.63% due 10/15/20	4,762,000	4,984,966
Oracle Corp.
3.88% due 07/15/20	2,588,000	2,746,574
Adobe Systems, Inc.
4.75% due 02/01/20	2,402,000	2,575,032
Fiserv, Inc.
2.70% due 06/01/20	2,246,000	2,283,944
HP, Inc.
3.75% due 12/01/20	1,825,000	1,911,098
Applied Materials, Inc.
2.63% due 10/01/20	1,481,000	1,515,227
Texas Instruments, Inc.
1.75% due 05/01/20	1,509,000	1,511,387
Lam Research Corp.
2.75% due 03/15/20	1,088,000	1,110,270
Total Technology		75,640,311
Industrial - 5.1%
General Electric Capital Corp.
4.38% due 09/16/20	3,358,000	3,607,480
5.50% due 01/08/20	3,048,000	3,298,916
5.55% due 05/04/20	1,774,000	1,944,156
United Technologies Corp.
4.50% due 04/15/20	2,955,000	3,153,597
1.90% due 05/04/20	2,553,000	2,555,119
John Deere Capital Corp.
2.38% due 07/14/20	1,421,000	1,443,838
2.05% due 03/10/20	1,382,000	1,394,902
1.70% due 01/15/20	1,251,000	1,249,836
Caterpillar Financial Services Corp.
2.10% due 01/10/20	2,488,000	2,507,640
2.00% due 03/05/20	1,291,000	1,297,675
Raytheon Co.
3.13% due 10/15/20	2,484,000	2,585,292
4.40% due 02/15/20	996,000	1,060,078
Lockheed Martin Corp.
2.50% due 11/23/20	3,116,000	3,172,391
Arconic, Inc.
6.15% due 08/15/20	2,511,000	2,757,078
CNH Industrial Capital LLC
4.38% due 11/06/20	2,611,000	2,728,495
General Electric Co.
2.20% due 01/09/20	2,372,000	2,399,381
Boeing Co.
4.88% due 02/15/20	2,050,000	2,211,183
Republic Services, Inc.
5.00% due 03/01/20	1,868,000	2,004,001
Waste Management, Inc.
4.75% due 06/30/20	1,700,000	1,832,091

Guggenheim BulletShares 2020 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Industrial - 5.1% (continued)
L3 Technologies, Inc.
4.75% due 07/15/20	$1,628,000	$1,743,829
CSX Corp.
3.70% due 10/30/20	1,394,000	1,461,365
3M Co.
2.00% due 08/07/20	1,418,000	1,432,448
Precision Castparts Corp.
2.25% due 06/15/20	1,394,000	1,415,474
Roper Technologies, Inc.
3.00% due 12/15/20	1,270,000	1,302,369
Agilent Technologies, Inc.
5.00% due 07/15/20	848,000	911,743
Johnson Controls International plc
5.00% due 03/30/20	791,000	846,663
Masco Corp.
7.13% due 03/15/20	136,000	152,641
Total Industrial		52,469,681
Utilities - 2.0%
Exelon Generation Company LLC
2.95% due 01/15/20	2,619,000	2,668,722
4.00% due 10/01/20	1,467,000	1,538,746
Exelon Corp.
2.85% due 06/15/20	2,505,000	2,561,694
5.15% due 12/01/20	1,312,000	1,424,032
Dominion Energy, Inc.
2.58% due 07/01/20	3,040,000	3,071,164
Dominion Energy Gas Holdings LLC
2.80% due 11/15/20	1,912,000	1,949,981
Pacific Gas & Electric Co.
3.50% due 10/01/20	1,600,000	1,668,245
Southern Co.
2.75% due 06/15/20	1,489,000	1,516,318
Xcel Energy, Inc.
4.70% due 05/15/20	1,175,000	1,245,568
Duke Energy Indiana LLC
3.75% due 07/15/20	1,102,000	1,160,104
	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Utilities - 2.0% (continued)
Sempra Energy
2.40% due 03/15/20	$1,131,000	$1,141,337
Commonwealth Edison Co.
4.00% due 08/01/20	787,000	829,668
Total Utilities		20,775,579
Basic Materials - 1.8%
EI du Pont de Nemours & Co.
2.20% due 05/01/20	3,069,000	3,095,413
4.63% due 01/15/20	2,676,000	2,846,716
Sherwin-Williams Co.
2.25% due 05/15/20	4,078,000	4,100,590
Dow Chemical Co.
4.25% due 11/15/20	3,858,000	4,099,379
Eastman Chemical Co.
2.70% due 01/15/20	2,093,000	2,120,939
PPG Industries, Inc.
3.60% due 11/15/20	1,175,000	1,228,449
Potash Corporation of Saskatchewan, Inc.
4.88% due 03/30/20	1,143,000	1,212,743
Total Basic Materials		18,704,229
Total Corporate Bonds
(Cost $1,007,188,230)		1,015,661,783
SECURITIES LENDING COLLATERAL††,2 - 0.0%
Repurchase Agreements
Daiwa Capital Markets America
issued 08/31/17 at 1.10%
due 09/01/17	250,000	250,000
Citigroup Global Markets, Inc.
issued 08/31/17 at 1.06%
due 09/01/17	76,152	76,152
Total Securities Lending Collateral
(Cost $326,152)		326,152
Total Investments - 99.0%
(Cost $1,007,514,382)		$1,015,987,935
Other Assets & Liabilities, net - 1.0%		9,969,912
Total Net Assets - 100.0%		$1,025,957,847
††	Value determined based on Level 2 inputs — See Note 3.
1	All or portion of this security is on loan at August 31, 2017 — See Note 4.
2	Securities lending collateral — See Note 4.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2020. See Sector Classification in Other Information section.

Guggenheim BulletShares 2020 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

The following table summarizes the inputs used to value the Fund's investments at August 31, 2017 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Ubobservable Inputs	Total
Corporate Bonds	$—	$1,015,661,783	$—	$1,015,661,783
Securities Lending Collateral	—	326,152	—	326,152
Total Assets	$—	$1,015,987,935	$—	$1,015,987,935
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended August 31, 2017, there were no transfers between levels.

Guggenheim BulletShares 2021 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face Amount	Value
CORPORATE BONDS†† - 99.1%
Financial - 40.4%
JPMorgan Chase & Co.
4.35% due 08/15/21	$5,382,000	$5,803,677
2.30% due 08/15/21	4,746,000	4,760,950
2.55% due 03/01/21	4,319,000	4,376,360
4.63% due 05/10/21	3,540,000	3,840,590
2.40% due 06/07/21	2,612,000	2,632,065
Morgan Stanley
2.63% due 11/17/21	5,827,000	5,878,654
5.75% due 01/25/21	4,599,000	5,111,785
2.50% due 04/21/21	4,718,000	4,752,248
5.50% due 07/28/21	4,232,000	4,722,759
Wells Fargo & Co.
2.10% due 07/26/21	5,623,000	5,602,158
2.50% due 03/04/21	5,021,000	5,074,587
4.60% due 04/01/21	4,287,000	4,635,617
3.00% due 01/22/21	2,649,000	2,728,282
Goldman Sachs Group, Inc.
5.25% due 07/27/21	6,886,000	7,589,529
2.35% due 11/15/21	4,118,000	4,101,308
2.63% due 04/25/21	2,713,000	2,733,734
2.88% due 02/25/21	2,057,000	2,091,935
HSBC Holdings plc
3.40% due 03/08/21	5,500,000	5,702,189
2.95% due 05/25/21	4,600,000	4,697,914
5.10% due 04/05/21	4,234,000	4,641,950
Citigroup, Inc.
2.70% due 03/30/21	4,622,000	4,687,967
2.90% due 12/08/21	4,421,000	4,499,231
2.35% due 08/02/21	3,113,000	3,111,509
Deutsche Bank AG
4.25% due 10/14/21	6,529,000	6,895,438
3.38% due 05/12/21	2,511,000	2,571,592
3.13% due 01/13/21	1,507,000	1,530,397
Bank of America Corp.
5.00% due 05/13/21	3,740,000	4,090,626
2.63% due 04/19/21	3,717,000	3,759,613
5.88% due 01/05/21	2,555,000	2,852,923
Sumitomo Mitsui Financial Group, Inc.
2.93% due 03/09/21	3,311,000	3,384,886
2.06% due 07/14/21	3,216,000	3,186,097
2.44% due 10/19/21	2,612,000	2,619,395
Mitsubishi UFJ Financial Group, Inc.
2.95% due 03/01/21	5,596,000	5,720,796
2.19% due 09/13/21	2,500,000	2,487,926
Bank of New York Mellon Corp.
3.55% due 09/23/21	2,454,000	2,579,322
2.05% due 05/03/21	2,110,000	2,108,923
2.50% due 04/15/21	1,957,000	1,988,134
4.15% due 02/01/21	1,296,000	1,382,274
Cooperatieve Rabobank UA
2.50% due 01/19/21	4,150,000	4,211,948
4.50% due 01/11/21	2,799,000	3,007,288
HSBC Finance Corp.
6.68% due 01/15/21	5,442,000	6,192,482

	Face Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Financial - 40.4% (continued)
Bank of Nova Scotia
2.45% due 03/22/21	$2,650,000	$2,684,460
2.80% due 07/21/21	1,738,000	1,781,079
4.38% due 01/13/21[1]	1,600,000	1,716,035
BNP Paribas S.A.
5.00% due 01/15/21	5,578,000	6,098,263
US Bancorp
2.35% due 01/29/21	4,213,000	4,268,670
4.13% due 05/24/21	1,543,000	1,658,340
Toronto-Dominion Bank
2.13% due 04/07/21	3,013,000	3,025,530
1.80% due 07/13/21	2,609,000	2,588,666
Barclays plc
3.25% due 01/12/21	2,500,000	2,557,003
3.20% due 08/10/21	2,400,000	2,453,414
Simon Property Group, LP
4.38% due 03/01/21	2,438,000	2,610,574
2.50% due 07/15/21	1,005,000	1,018,338
4.13% due 12/01/21	844,000	903,620
Santander UK Group Holdings plc
2.88% due 08/05/21	2,500,000	2,522,330
3.13% due 01/08/21	1,909,000	1,952,054
Capital One North America/Mclean VA
2.95% due 07/23/21	2,650,000	2,696,243
2.25% due 09/13/21	1,700,000	1,686,450
Svenska Handelsbanken AB
2.45% due 03/30/21	2,700,000	2,734,918
1.88% due 09/07/21	1,600,000	1,586,106
Skandinaviska Enskilda Banken AB
2.63% due 03/15/21	2,050,000	2,082,852
1.88% due 09/13/21	1,900,000	1,874,071
Credit Suisse AG NY
3.00% due 10/29/21	3,750,000	3,852,881
American Tower Corp.
3.30% due 02/15/21	1,505,000	1,553,744
3.45% due 09/15/21	994,000	1,032,351
5.90% due 11/01/21	848,000	964,156
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.50% due 05/15/21	2,100,000	2,233,801
5.00% due 10/01/21	1,200,000	1,299,525
BPCE S.A.
2.75% due 12/02/21	2,200,000	2,236,967
2.65% due 02/03/21	1,250,000	1,267,864
PNC Bank North America
2.15% due 04/29/21	2,000,000	2,006,578
2.55% due 12/09/21	1,400,000	1,419,780
Fifth Third Bank/Cincinnati OH
2.25% due 06/14/21	2,150,000	2,159,195
2.88% due 10/01/21	1,227,000	1,256,735
Bank of Montreal
1.90% due 08/27/21	3,415,000	3,398,060
American Express Credit Corp.
2.25% due 05/05/21	3,311,000	3,328,479

Guggenheim BulletShares 2021 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Financial - 40.4% (continued)
Berkshire Hathaway, Inc.
2.20% due 03/15/21	$1,809,000	$1,831,724
3.75% due 08/15/21	1,242,000	1,322,922
HCP, Inc.
5.38% due 02/01/21	2,697,000	2,945,416
Crown Castle International Corp.
2.25% due 09/01/21	1,407,000	1,393,232
3.40% due 02/15/21	1,305,000	1,350,275
American International Group, Inc.
3.30% due 03/01/21	2,509,000	2,598,716
State Street Corp.
1.95% due 05/19/21	1,407,000	1,403,401
4.38% due 03/07/21	1,094,000	1,180,908
MetLife, Inc.
4.75% due 02/08/21	2,200,000	2,397,998
BB&T Corp.
2.05% due 05/10/21	2,311,000	2,314,881
Capital One Financial Corp.
4.75% due 07/15/21	2,094,000	2,275,623
Royal Bank of Canada
2.50% due 01/19/21	2,210,000	2,245,533
Regions Financial Corp.
3.20% due 02/08/21	2,105,000	2,162,860
Mizuho Financial Group, Inc.
2.27% due 09/13/21	2,100,000	2,083,526
Citizens Bank North America/Providence RI
2.55% due 05/13/21	2,000,000	2,019,076
Air Lease Corp.
3.38% due 06/01/21	1,105,000	1,140,845
3.88% due 04/01/21[1]	750,000	785,972
KeyCorp
5.10% due 03/24/21	1,697,000	1,865,442
Lloyds Bank plc
6.38% due 01/21/21	1,638,000	1,855,694
Lloyds Banking Group plc
3.10% due 07/06/21	1,800,000	1,836,652
Prologis, LP
3.35% due 02/01/21	1,708,000	1,774,766
Discover Bank
3.20% due 08/09/21	1,600,000	1,643,378
ERP Operating, LP
4.63% due 12/15/21	1,507,000	1,642,183
Huntington Bancshares, Inc.
3.15% due 03/14/21	1,507,000	1,552,273
Synchrony Financial
3.75% due 08/15/21	1,500,000	1,551,728
SunTrust Banks, Inc.
2.90% due 03/03/21	1,505,000	1,540,358
BlackRock, Inc.
4.25% due 05/24/21	1,327,000	1,430,842
Jefferies Group LLC
6.88% due 04/15/21	1,195,000	1,365,037
Berkshire Hathaway Finance Corp.
4.25% due 01/15/21	1,240,000	1,338,556

	Face Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Financial - 40.4% (continued)
Willis Towers Watson plc
5.75% due 03/15/21	$1,203,000	$1,328,061
Ventas Realty, LP / Ventas Capital Corp.
4.75% due 06/01/21	1,092,000	1,177,997
International Lease Finance Corp.
4.63% due 04/15/21	1,095,000	1,171,141
Boston Properties, LP
4.13% due 05/15/21	1,096,000	1,164,855
Weyerhaeuser Co.
4.70% due 03/15/21	1,067,000	1,142,841
Progressive Corp.
3.75% due 08/23/21	1,048,000	1,111,987
MPT Operating Partnership Limited Partnership / MPT Finance Corp.
5.25% due 08/01/26	1,005,000	1,047,713
Branch Banking & Trust Co.
2.85% due 04/01/21	1,000,000	1,027,715
Northern Trust Corp.
3.38% due 08/23/21	976,000	1,021,780
Mastercard, Inc.
2.00% due 11/21/21	1,005,000	1,004,919
Marsh & McLennan Cos., Inc.
4.80% due 07/15/21	793,000	867,115
KeyBank North America/Cleveland OH
2.50% due 11/22/21	700,000	710,141
Kimco Realty Corp.
3.20% due 05/01/21	496,000	510,022
Total Financial		306,992,294
Consumer, Non-cyclical - 15.2%
Anheuser-Busch InBev Finance, Inc.
2.65% due 02/01/21	13,757,000	14,047,630
Amgen, Inc.
3.88% due 11/15/21	2,987,000	3,169,387
4.10% due 06/15/21	1,794,000	1,910,318
1.85% due 08/19/21	1,505,000	1,485,761
Shire Acquisitions Investments Ireland DAC
2.40% due 09/23/21	5,924,000	5,886,960
Abbott Laboratories
2.90% due 11/30/21	5,019,000	5,110,520
Coca-Cola Co.
3.30% due 09/01/21	2,586,000	2,726,871
1.55% due 09/01/21	1,808,000	1,787,714
Gilead Sciences, Inc.
4.40% due 12/01/21	2,037,000	2,211,131
4.50% due 04/01/21	1,900,000	2,050,637
Mylan N.V.
3.15% due 06/15/21	4,198,000	4,261,267
UnitedHealth Group, Inc.
2.13% due 03/15/21	1,507,000	1,514,517
3.38% due 11/15/21	1,096,000	1,149,535
2.88% due 12/15/21	1,090,000	1,123,919

Guggenheim BulletShares 2021 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Consumer, Non-cyclical - 15.2% (continued)
Sanofi
4.00% due 03/29/21	$3,390,000	$3,628,295
Pfizer, Inc.
1.95% due 06/03/21	1,909,000	1,920,042
2.20% due 12/15/21	1,606,000	1,623,281
Thermo Fisher Scientific, Inc.
3.60% due 08/15/21	1,797,000	1,884,666
4.50% due 03/01/21	1,490,000	1,606,421
Express Scripts Holding Co.
4.75% due 11/15/21	2,319,000	2,526,232
3.30% due 02/25/21	703,000	727,096
Altria Group, Inc.
4.75% due 05/05/21	2,892,000	3,163,153
Merck & Company, Inc.
3.88% due 01/15/21	2,958,000	3,143,243
AbbVie, Inc.
2.30% due 05/14/21	3,113,000	3,122,538
Philip Morris International, Inc.
2.90% due 11/15/21	1,600,000	1,643,331
1.88% due 02/25/21	1,407,000	1,394,603
PepsiCo, Inc.
3.00% due 08/25/21	1,500,000	1,563,280
1.70% due 10/06/21	1,407,000	1,392,276
Kroger Co.
3.30% due 01/15/21	1,721,000	1,772,872
2.95% due 11/01/21	840,000	855,812
Ecolab, Inc.
4.35% due 12/08/21	2,343,000	2,551,558
Unilever Capital Corp.
4.25% due 02/10/21	1,500,000	1,615,441
1.38% due 07/28/21	900,000	884,279
Procter & Gamble Co.
1.70% due 11/03/21	1,508,000	1,501,034
1.85% due 02/02/21	879,000	881,004
Becton Dickinson and Co.
3.13% due 11/08/21	2,192,000	2,249,761
General Mills, Inc.
3.15% due 12/15/21	1,794,000	1,858,269
Medtronic, Inc.
4.13% due 03/15/21	1,605,000	1,713,673
Johnson & Johnson
1.65% due 03/01/21	1,707,000	1,704,751
Molson Coors Brewing Co.
2.10% due 07/15/21	1,507,000	1,492,039
Perrigo Finance Unlimited Co.
3.50% due 12/15/21	700,000	726,286
3.50% due 03/15/21	700,000	722,719
Anthem, Inc.
3.70% due 08/15/21	1,342,000	1,407,169
JM Smucker Co.
3.50% due 10/15/21	1,341,000	1,406,301
McKesson Corp.
4.75% due 03/01/21	1,271,000	1,370,901
Total System Services, Inc.
3.80% due 04/01/21	1,305,000	1,364,016
Stryker Corp.
2.63% due 03/15/21	1,205,000	1,230,514
Quest Diagnostics, Inc.
4.70% due 04/01/21	1,094,000	1,179,267

	Face Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Consumer, Non-cyclical - 15.2% (continued)
Anheuser-Busch InBev Worldwide, Inc.
4.38% due 02/15/21	$898,000	$967,678
Coventry Health Care, Inc.
5.45% due 06/15/21	840,000	928,077
Aetna, Inc.
4.13% due 06/01/21	848,000	902,364
Constellation Brands, Inc.
3.75% due 05/01/21	822,000	860,979
Campbell Soup Co.
4.25% due 04/15/21	799,000	858,620
AmerisourceBergen Corp.
3.50% due 11/15/21	793,000	829,142
Sysco Corp.
2.50% due 07/15/21	804,000	812,974
Moody's Corp.
2.75% due 12/15/21	798,000	811,935
Equifax, Inc.
2.30% due 06/01/21	799,000	802,375
Archer-Daniels-Midland Co.
4.48% due 03/01/21	742,000	798,920
Procter & Gamble - Esop
9.36% due 01/01/21	596,432	678,918
Total Consumer, Non-cyclical		115,514,272
Communications - 9.2%
AT&T, Inc.
2.80% due 02/17/21	3,613,000	3,664,913
5.00% due 03/01/21	2,692,000	2,924,512
3.88% due 08/15/21	2,632,000	2,768,464
4.45% due 05/15/21	2,292,000	2,455,318
4.60% due 02/15/21	1,987,000	2,122,884
Verizon Communications, Inc.
3.50% due 11/01/21	3,175,000	3,312,778
4.60% due 04/01/21	2,879,000	3,106,668
3.00% due 11/01/21	2,792,000	2,860,636
3.45% due 03/15/21	1,990,000	2,069,796
1.75% due 08/15/21	1,800,000	1,768,623
Cisco Systems, Inc.
2.20% due 02/28/21	4,717,000	4,769,687
1.85% due 09/20/21	3,415,000	3,400,627
2.90% due 03/04/21	1,244,000	1,285,367
Walt Disney Co.
2.75% due 08/16/21	1,496,000	1,537,097
2.30% due 02/12/21	1,305,000	1,324,294
3.75% due 06/01/21	1,067,000	1,135,061
NBCUniversal Media LLC
4.38% due 04/01/21	3,592,000	3,889,231
Time Warner, Inc.
4.75% due 03/29/21	1,696,000	1,834,853
4.70% due 01/15/21	1,592,000	1,715,876
Time Warner Cable LLC
4.13% due 02/15/21	1,549,000	1,616,382
4.00% due 09/01/21	1,490,000	1,553,822
Telefonica Emisiones SAU
5.46% due 02/16/21	2,590,000	2,858,905
Viacom, Inc.
3.88% due 12/15/21	1,193,000	1,241,236
4.50% due 03/01/21	998,000	1,056,206

Guggenheim BulletShares 2021 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Communications - 9.2% (continued)
Amazon.com, Inc.
3.30% due 12/05/21	$2,096,000	$2,198,200
21st Century Fox America, Inc.
4.50% due 02/15/21	1,797,000	1,933,767
Orange S.A.
4.13% due 09/14/21	1,792,000	1,929,070
WPP Finance 2010
4.75% due 11/21/21	1,497,000	1,631,219
Qwest Corp.
6.75% due 12/01/21	1,396,000	1,535,156
eBay, Inc.
2.88% due 08/01/21	1,488,000	1,519,358
Alphabet, Inc.
3.63% due 05/19/21	1,292,000	1,372,170
Discovery Communications LLC
4.38% due 06/15/21	840,000	888,853
Vodafone Group plc
4.38% due 03/16/21	800,000	857,423
Total Communications		70,138,452
Energy - 8.3%
BP Capital Markets plc
4.74% due 03/11/21	2,639,000	2,886,495
3.56% due 11/01/21	1,637,000	1,724,813
2.11% due 09/16/21	1,207,000	1,209,364
Sabine Pass Liquefaction LLC
5.63% due 02/01/21	5,000,000	5,416,923
Exxon Mobil Corp.
2.22% due 03/01/21	4,544,000	4,603,462
Shell International Finance BV
1.88% due 05/10/21	2,512,000	2,506,581
1.75% due 09/12/21	1,809,000	1,794,161
ConocoPhillips Co.
4.20% due 03/15/21	2,311,000	2,472,077
2.88% due 11/15/21	1,197,000	1,227,221
Occidental Petroleum Corp.
4.10% due 02/01/21	3,155,000	3,361,727
Chevron Corp.
2.10% due 05/16/21	2,207,000	2,222,838
Noble Energy, Inc.
4.15% due 12/15/21	1,940,000	2,056,168
Kinder Morgan Energy Partners, LP
5.00% due 10/01/21	947,000	1,025,857
3.50% due 03/01/21	998,000	1,025,716
Total Capital International S.A.
2.75% due 06/19/21	1,794,000	1,847,839
Plains All American Pipeline Limited Partnership / PAA Finance Corp.
5.00% due 02/01/21	1,698,000	1,795,084
Marathon Petroleum Corp.
5.13% due 03/01/21	1,648,000	1,789,165
EQT Corp.
4.88% due 11/15/21	1,498,000	1,618,486
Total Capital S.A.
4.13% due 01/28/21	793,000	850,563
4.25% due 12/15/21	701,000	760,899
Buckeye Partners, LP
4.88% due 02/01/21	1,470,000	1,565,271

	Face Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Energy - 8.3% (continued)
Pioneer Natural Resources Co.
3.45% due 01/15/21	$1,385,000	$1,430,967
Anadarko Petroleum Corp.
4.85% due 03/15/21	1,303,000	1,386,122
Andeavor Logistics Limited Partnership / Tesoro Logistics Finance Corp.
5.25% due 01/15/25	1,199,000	1,275,436
Energy Transfer, LP
4.65% due 06/01/21	1,144,000	1,217,716
EOG Resources, Inc.
4.10% due 02/01/21	1,094,000	1,158,384
Canadian Natural Resources Ltd.
3.45% due 11/15/21	1,096,000	1,133,243
Encana Corp.
3.90% due 11/15/21	1,096,000	1,130,052
Apache Corp.
3.63% due 02/01/21	1,074,000	1,113,453
Enbridge Energy Partners, LP
4.20% due 09/15/21	1,047,000	1,105,893
Sunoco Logistics Partners Operations, LP
4.40% due 04/01/21	1,005,000	1,063,564
Enterprise Products Operating LLC
2.85% due 04/15/21	1,006,000	1,023,899
Baker Hughes, Inc.
3.20% due 08/15/21	957,000	992,964
Nabors Industries, Inc.
4.63% due 09/15/21	998,000	952,471
Halliburton Co.
3.25% due 11/15/21	897,000	927,612
Western Gas Partners, LP
5.38% due 06/01/21	844,000	912,338
Devon Energy Corp.
4.00% due 07/15/21	799,000	834,207
Magellan Midstream Partners, LP
4.25% due 02/01/21	700,000	743,698
Williams Partners, LP
4.00% due 11/15/21	697,000	732,122
Total Energy		62,894,851
Consumer, Cyclical - 8.2%
Ford Motor Credit Co., LLC
5.88% due 08/02/21	3,650,000	4,082,156
3.34% due 03/18/21	3,300,000	3,383,163
3.20% due 01/15/21	2,500,000	2,552,143
5.75% due 02/01/21	2,100,000	2,314,207
General Motors Financial Co., Inc.
3.20% due 07/06/21	3,717,000	3,785,731
4.20% due 03/01/21	2,838,000	2,990,604
4.38% due 09/25/21	2,122,000	2,252,129
Toyota Motor Credit Corp.
1.90% due 04/08/21	2,161,000	2,157,603
3.40% due 09/15/21	1,744,000	1,834,350
2.75% due 05/17/21	1,210,000	1,240,184
4.25% due 01/11/21	1,096,000	1,175,212

Guggenheim BulletShares 2021 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Consumer, Cyclical - 8.2% (continued)
CVS Health Corp.
2.13% due 06/01/21	$3,315,000	$3,306,832
4.13% due 05/15/21	1,094,000	1,163,626
Home Depot, Inc.
2.00% due 04/01/21	2,412,000	2,423,309
4.40% due 04/01/21	1,636,000	1,769,511
American Honda Finance Corp.
1.70% due 09/09/21	1,604,000	1,584,143
1.65% due 07/12/21	1,005,000	990,809
Gap, Inc.
5.95% due 04/12/21[1]	2,341,000	2,545,045
Walgreens Boots Alliance, Inc.
3.30% due 11/18/21	2,222,000	2,303,798
Wal-Mart Stores, Inc.
4.25% due 04/15/21	1,996,000	2,167,751
Costco Wholesale Corp.
2.15% due 05/18/21	1,707,000	1,719,579
Lowe's Cos., Inc.
3.80% due 11/15/21	848,000	906,410
3.75% due 04/15/21	748,000	792,809
Newell Brands, Inc.
3.15% due 04/01/21	1,608,000	1,655,197
TJX Companies, Inc.
2.75% due 06/15/21	1,496,000	1,535,781
Best Buy Company, Inc.
5.50% due 03/15/21[1]	1,353,000	1,473,239
Starbucks Corp.
2.10% due 02/04/21	1,305,000	1,319,094
Nordstrom, Inc.
4.00% due 10/15/21	1,203,000	1,247,108
Macy's Retail Holdings, Inc.
3.45% due 01/15/21	1,184,000	1,190,838
Kohl's Corp.
4.00% due 11/01/21[1]	1,096,000	1,138,474
VF Corp.
3.50% due 09/01/21	899,000	944,458
Tupperware Brands Corp.
4.75% due 06/01/21	797,000	851,419
O'Reilly Automotive, Inc.
4.88% due 01/14/21	681,000	734,527
Johnson Controls, Inc.
4.25% due 03/01/21	525,000	558,893
Total Consumer, Cyclical		62,090,132
Technology - 7.8%
Apple, Inc.
2.25% due 02/23/21	5,723,000	5,790,224
2.85% due 05/06/21	5,079,000	5,249,686
1.55% due 08/04/21	2,209,000	2,179,425
Oracle Corp.
1.90% due 09/15/21	7,535,000	7,520,446
2.80% due 07/08/21	2,788,000	2,879,849
HP, Inc.
4.65% due 12/09/21	2,588,000	2,804,455
4.30% due 06/01/21	2,146,000	2,287,510
4.38% due 09/15/21	1,946,000	2,083,595
Microsoft Corp.
1.55% due 08/08/21	5,019,000	4,951,398
4.00% due 02/08/21	698,000	747,494

	Face Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Technology - 7.8% (continued)
Intel Corp.
3.30% due 10/01/21	$3,346,000	$3,518,131
1.70% due 05/19/21	1,105,000	1,097,899
International Business Machines Corp.
2.25% due 02/19/21	1,900,000	1,922,375
2.90% due 11/01/21	700,000	722,382
Xerox Corp.
4.50% due 05/15/21	1,992,000	2,105,048
NVIDIA Corp.
2.20% due 09/16/21	1,608,000	1,611,913
Fidelity National Information Services, Inc.
2.25% due 08/15/21	1,557,000	1,556,505
Lam Research Corp.
2.80% due 06/15/21	1,405,000	1,432,672
Pitney Bowes, Inc.
3.38% due 10/01/21	1,303,000	1,304,520
Applied Materials, Inc.
4.30% due 06/15/21	1,149,000	1,245,671
Activision Blizzard, Inc.
2.30% due 09/15/21	1,205,000	1,201,843
Xilinx, Inc.
3.00% due 03/15/21	1,098,000	1,125,689
Electronic Arts, Inc.
3.70% due 03/01/21	1,005,000	1,051,536
Texas Instruments, Inc.
2.75% due 03/12/21	1,005,000	1,031,862
NetApp, Inc.
3.38% due 06/15/21	998,000	1,028,351
KLA-Tencor Corp.
4.13% due 11/01/21	742,000	789,166
Total Technology		59,239,645
Industrial - 5.9%
General Electric Co.
4.65% due 10/17/21	2,672,000	2,949,701
5.30% due 02/11/21	2,451,000	2,717,706
4.63% due 01/07/21	2,030,000	2,209,138
Honeywell International, Inc.
1.85% due 11/01/21	2,811,000	2,787,402
4.25% due 03/01/21	1,498,000	1,615,787
John Deere Capital Corp.
2.80% due 03/04/21	996,000	1,021,687
3.15% due 10/15/21	898,000	937,150
2.55% due 01/08/21	847,000	864,153
3.90% due 07/12/21	495,000	528,361
United Parcel Service, Inc.
3.13% due 01/15/21	2,790,000	2,901,616
Arconic, Inc.
5.40% due 04/15/21	2,396,000	2,578,696
Caterpillar, Inc.
3.90% due 05/27/21	2,039,000	2,173,958
Lockheed Martin Corp.
3.35% due 09/15/21	1,594,000	1,670,883
Caterpillar Financial Services Corp.
1.70% due 08/09/21	1,608,000	1,585,471
Fortive Corp.
2.35% due 06/15/21	1,500,000	1,504,289

Guggenheim BulletShares 2021 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Industrial - 5.9% (continued)
Fluor Corp.
3.38% due 09/15/21	$1,368,000	$1,426,685
Northrop Grumman Corp.
3.50% due 03/15/21	1,294,000	1,356,691
United Technologies Corp.
1.95% due 11/01/21	1,305,000	1,293,555
L3 Technologies, Inc.
4.95% due 02/15/21	1,165,000	1,257,201
Republic Services, Inc.
5.25% due 11/15/21	1,094,000	1,221,355
Vulcan Materials Co.
7.50% due 06/15/21	990,000	1,169,084
Union Pacific Corp.
4.00% due 02/01/21	1,070,000	1,140,023
CNH Industrial Capital LLC
4.88% due 04/01/21	1,005,000	1,066,205
Roper Technologies, Inc.
2.80% due 12/15/21	1,005,000	1,019,277
PerkinElmer, Inc.
5.00% due 11/15/21	848,000	928,052
3M Co.
1.63% due 09/19/21	925,000	920,182
Emerson Electric Co.
2.63% due 12/01/21	890,000	915,329
Norfolk Southern Corp.
3.25% due 12/01/21	795,000	826,593
General Dynamics Corp.
3.88% due 07/15/21	742,000	794,647
Komatsu Mining Corp.
5.13% due 10/15/21	696,000	774,617
Johnson Controls International plc
4.25% due 03/01/21	548,000	583,378
Xylem, Inc.
4.88% due 10/01/21	352,000	384,982
Total Industrial		45,123,854
Utilities - 2.2%
Southern Co.
2.35% due 07/01/21	2,611,000	2,610,158
Duke Energy Corp.
1.80% due 09/01/21	1,405,000	1,386,783
3.55% due 09/15/21	895,000	939,162
PSEG Power LLC
3.00% due 06/15/21	1,305,000	1,335,374
CenterPoint Energy Resources Corp.
4.50% due 01/15/21	1,221,000	1,295,041
Emera US Finance, LP
2.70% due 06/15/21	1,199,000	1,211,501
Ohio Power Co.
5.38% due 10/01/21	997,000	1,117,775
Progress Energy, Inc.
4.40% due 01/15/21	1,039,000	1,107,460
Duke Energy Carolinas LLC
3.90% due 06/15/21	996,000	1,062,818
Consolidated Edison, Inc.
2.00% due 05/15/21	1,006,000	1,003,285
Duke Energy Progress LLC
3.00% due 09/15/21	899,000	927,699

	Face Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Utilities - 2.2% (continued)
Dominion Energy, Inc.
4.45% due 03/15/21	$773,000	$832,444
Puget Energy, Inc.
6.00% due 09/01/21	648,000	732,328
National Fuel Gas Co.
4.90% due 12/01/21	647,000	695,105
Southern California Edison Co.
3.88% due 06/01/21	643,000	684,737
Total Utilities		16,941,670
Basic Materials - 1.9%
EI du Pont de Nemours & Co.
3.63% due 01/15/21	1,639,000	1,723,463
4.25% due 04/01/21	1,103,000	1,180,133
Dow Chemical Co.
4.13% due 11/15/21	2,092,000	2,237,039
LyondellBasell Industries N.V.
6.00% due 11/15/21	1,900,000	2,152,595
Praxair, Inc.
4.05% due 03/15/21	848,000	904,573
3.00% due 09/01/21	700,000	725,281
Barrick North America Finance LLC
4.40% due 05/30/21	1,494,000	1,617,271
Monsanto Co.
2.75% due 07/15/21	990,000	1,001,157
Goldcorp, Inc.
3.63% due 06/09/21	897,000	935,949
International Paper Co.
7.50% due 08/15/21	767,000	914,167
Kinross Gold Corp.
5.13% due 09/01/21	748,000	798,572
Total Basic Materials		14,190,200
Total Corporate Bonds
(Cost $743,649,405)		753,125,370

Guggenheim BulletShares 2021 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face
	Amount	Value
SECURITIES LENDING COLLATERAL††,2 - 0.4%
Repurchase Agreements
Nomura Securities International, Inc.
issued 08/31/17 at 1.08%
due 09/01/17	$795,043	$795,043
Citigroup Global Markets, Inc.
issued 08/31/17 at 1.08%
due 09/01/17	795,043	795,043
RBC Dominion Securities, Inc.
issued 08/31/17 at 1.05%
due 09/01/17	795,043	795,043
Daiwa Capital Markets America
issued 08/31/17 at 1.10%
due 09/01/17	795,043	795,043
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 08/31/17 at 1.06%
due 09/01/17	235,592	235,592
Total Securities Lending Collateral
(Cost $3,415,764)		3,415,764
Total Investments - 99.5%
(Cost $747,065,169)		$756,541,134
Other Assets & Liabilities, net - 0.5%		3,545,406
Total Net Assets - 100.0%		$760,086,540
††	Value determined based on Level 2 inputs — See Note 3.
1	All or portion of this security is on loan at August 31, 2017 — See Note 4.
2	Securities lending collateral — See Note 4.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2021.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at August 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Ubobservable Inputs	Total
Corporate Bonds	$—	$753,125,370	$—	$753,125,370
Securities Lending Collateral	—	3,415,764	—	3,415,764
Total Assets	$—	$756,541,134	$—	$756,541,134

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended August 31, 2017, there were no transfers between levels.

Guggenheim BulletShares 2022 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face Amount	Value
CORPORATE BONDS†† - 99.0%
Financial - 33.6%
Goldman Sachs Group, Inc.
5.75% due 01/24/22	$7,403,000	$8,366,690
3.00% due 04/26/22	5,451,000	5,542,492
JPMorgan Chase & Co.
4.50% due 01/24/22	5,157,000	5,609,154
3.25% due 09/23/22	4,949,000	5,127,515
Citigroup, Inc.
4.50% due 01/14/22	4,221,000	4,564,785
2.75% due 04/25/22	3,562,000	3,597,874
4.05% due 07/30/22	1,383,000	1,458,795
HSBC Holdings plc
2.65% due 01/05/22	3,900,000	3,930,608
4.00% due 03/30/22	3,206,000	3,413,040
4.88% due 01/14/22	1,472,000	1,617,122
Morgan Stanley
2.75% due 05/19/22	5,376,000	5,424,657
4.88% due 11/01/22	3,098,000	3,373,037
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.88% due 02/08/22	4,626,000	4,940,778
3.95% due 11/09/22	2,300,000	2,426,897
Bank of America Corp.
5.70% due 01/24/22	3,778,000	4,275,461
2.50% due 10/21/22	3,070,000	3,052,085
Barclays Bank plc
7.63% due 11/21/22	5,550,000	6,385,968
US Bancorp
2.63% due 01/24/22	2,177,000	2,220,423
2.95% due 07/15/22	2,115,000	2,172,484
3.00% due 03/15/22	1,408,000	1,459,672
Mitsubishi UFJ Financial Group, Inc.
2.67% due 07/25/22	3,400,000	3,425,980
3.00% due 02/22/22	1,727,000	1,767,712
Sumitomo Mitsui Financial Group, Inc.
2.78% due 07/12/22	3,217,000	3,254,735
2.85% due 01/11/22[1]	1,187,000	1,207,235
Wells Fargo & Co.
3.50% due 03/08/22	3,995,000	4,182,313
Royal Bank of Scotland Group plc
6.13% due 12/15/22	3,675,000	4,051,547
UBS AG/Stamford CT
7.63% due 08/17/22	3,200,000	3,800,000
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.95% due 02/01/22	1,700,000	1,775,048
3.50% due 05/26/22	1,000,000	1,028,728
4.63% due 07/01/22	800,000	863,183
Visa, Inc.
2.80% due 12/14/22	3,545,000	3,638,916
PNC Bank North America
2.70% due 11/01/22	1,750,000	1,770,582
2.63% due 02/17/22	1,600,000	1,628,292
American International Group, Inc.
4.88% due 06/01/22	2,442,000	2,702,243
	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Financial - 33.6% (continued)
International Lease Finance Corp.
5.88% due 08/15/22	$1,187,000	$1,345,243
8.63% due 01/15/22	1,084,000	1,337,608
American Express Credit Corp.
2.70% due 03/03/22	2,560,000	2,611,110
Bank of Nova Scotia
2.70% due 03/07/22	2,543,000	2,585,761
ING Groep N.V.
3.15% due 03/29/22	2,500,000	2,563,588
PNC Financial Services Group, Inc.
3.30% due 03/08/22	1,774,000	1,856,582
2.85% due 11/09/22[2]	689,000	704,268
American Tower Corp.
4.70% due 03/15/22	1,258,000	1,376,612
2.25% due 01/15/22	1,184,000	1,174,445
Lloyds Banking Group plc
3.00% due 01/11/22	2,500,000	2,529,481
Mizuho Financial Group, Inc.
2.95% due 02/28/22	2,400,000	2,441,940
Simon Property Group, LP
3.38% due 03/15/22	1,363,000	1,422,184
2.35% due 01/30/22	980,000	983,963
Air Lease Corp.
3.75% due 02/01/22	1,261,000	1,326,631
2.63% due 07/01/22	1,005,000	1,004,867
Bank of New York Mellon Corp.
2.60% due 02/07/22	2,177,000	2,212,671
General Electric Capital Corp.
3.15% due 09/07/22	2,048,000	2,142,849
American Express Co.
2.65% due 12/02/22	2,090,000	2,123,175
Royal Bank of Canada
2.75% due 02/01/22	1,983,000	2,034,136
Chubb INA Holdings, Inc.
2.88% due 11/03/22	1,874,000	1,926,399
Bank of Montreal
2.55% due 11/06/22	1,890,000	1,913,573
Banco Santander S.A.
3.50% due 04/11/22	1,800,000	1,856,405
Fifth Third Bancorp
2.60% due 06/15/22	1,221,000	1,227,938
3.50% due 03/15/22	587,000	613,356
Capital One Financial Corp.
3.05% due 03/09/22	1,732,000	1,762,693
Canadian Imperial Bank of Commerce
2.55% due 06/16/22	1,705,000	1,723,937
SunTrust Banks, Inc.
2.70% due 01/27/22	1,673,000	1,694,633
Cooperatieve Rabobank UA
2.75% due 01/10/22	1,600,000	1,633,981
Berkshire Hathaway Finance Corp.
3.00% due 05/15/22	1,541,000	1,606,288
BB&T Corp.
2.75% due 04/01/22	1,527,000	1,568,089

Guggenheim BulletShares 2022 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Financial - 33.6% (continued)
Huntington Bancshares, Inc.
2.30% due 01/14/22	$1,570,000	$1,560,058
Branch Banking & Trust Co.
2.63% due 01/15/22	1,500,000	1,529,839
Welltower, Inc.
5.25% due 01/15/22	1,310,000	1,450,822
ORIX Corp.
2.90% due 07/18/22	1,400,000	1,414,882
Crown Castle International Corp.
4.88% due 04/15/22	1,260,000	1,378,878
CME Group, Inc.
3.00% due 09/15/22	1,320,000	1,364,802
Compass Bank
2.88% due 06/29/22	1,300,000	1,306,492
Sumitomo Mitsui Banking Corp.
3.20% due 07/18/22	1,250,000	1,291,572
Ventas Realty, LP / Ventas Capital Corp.
4.25% due 03/01/22	1,204,000	1,283,645
TD Ameritrade Holding Corp.
2.95% due 04/01/22	1,189,000	1,219,299
HCP, Inc.
4.00% due 12/01/22	1,143,000	1,211,790
Synchrony Bank
3.00% due 06/15/22	1,200,000	1,203,145
BlackRock, Inc.
3.38% due 06/01/22	1,132,000	1,192,851
Berkshire Hathaway, Inc.
3.40% due 01/31/22	1,108,000	1,170,790
Discover Financial Services
3.85% due 11/21/22	1,006,000	1,047,322
Digital Realty Trust, LP
3.95% due 07/01/22	982,000	1,043,075
Ventas Realty Limited Partnership / Ventas Capital Corp.
3.25% due 08/15/22	1,009,000	1,037,128
Marsh & McLennan Cos., Inc.
2.75% due 01/30/22	1,015,000	1,036,081
Manufacturers & Traders Trust Co.
2.50% due 05/18/22	1,000,000	1,009,925
KeyBank North America/Cleveland OH
2.40% due 06/09/22	1,000,000	1,007,399
First Republic Bank
2.50% due 06/06/22	1,000,000	1,002,108
Huntington National Bank
2.50% due 08/07/22	1,000,000	1,001,484
Kimco Realty Corp.
3.40% due 11/01/22	884,000	915,122
People's United Financial, Inc.
3.65% due 12/06/22	865,000	896,598
Northern Trust Corp.
2.38% due 08/02/22	875,000	883,305
Brixmor Operating Partnership, LP
3.88% due 08/15/22	829,000	858,055
	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Financial - 33.6% (continued)
Invesco Finance plc
3.13% due 11/30/22	$792,000	$817,225
Ares Capital Corp.
3.63% due 01/19/22	790,000	802,018
MetLife, Inc.
3.05% due 12/15/22	722,000	746,977
Skandinaviska Enskilda Banken AB
2.80% due 03/11/22	700,000	715,945
Hartford Financial Services Group, Inc.
5.13% due 04/15/22	582,000	650,757
Alexandria Real Estate Equities, Inc.
4.60% due 04/01/22	476,000	512,336
Hospitality Properties Trust
5.00% due 08/15/22	469,000	505,869
Citizens Bank North America/Providence RI
2.65% due 05/26/22	500,000	503,661
Total Financial		200,931,712
Consumer, Non-cyclical - 19.5%
Anheuser-Busch InBev Worldwide, Inc.
2.50% due 07/15/22	4,815,000	4,872,266
3.75% due 01/15/22	3,859,000	4,107,339
AbbVie, Inc.
2.90% due 11/06/22	5,006,000	5,084,568
3.20% due 11/06/22	1,465,000	1,510,443
Medtronic, Inc.
3.15% due 03/15/22	4,049,000	4,223,637
3.13% due 03/15/22	1,001,000	1,038,095
Kraft Heinz Foods Co.
3.50% due 06/06/22	3,248,000	3,379,420
3.50% due 07/15/22	1,571,000	1,631,787
Allergan Funding SCS
3.45% due 03/15/22	4,799,000	4,990,809
PepsiCo, Inc.
2.75% due 03/05/22	1,932,000	1,998,406
2.25% due 05/02/22	1,527,000	1,540,304
3.10% due 07/17/22	1,187,000	1,238,893
Amgen, Inc.
2.65% due 05/11/22	2,523,000	2,545,927
3.63% due 05/15/22	1,102,000	1,157,224
2.70% due 05/01/22	787,000	797,368
Novartis Capital Corp.
2.40% due 09/21/22	2,201,000	2,235,244
2.40% due 05/17/22	2,011,000	2,039,115
UnitedHealth Group, Inc.
2.88% due 03/15/22	2,092,000	2,148,318
3.35% due 07/15/22	1,804,000	1,896,413
Merck & Co., Inc.
2.35% due 02/10/22	2,025,000	2,059,257
2.40% due 09/15/22	1,800,000	1,833,242
GlaxoSmithKline Capital plc
2.85% due 05/08/22	3,292,000	3,381,983

Guggenheim BulletShares 2022 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Consumer, Non-cyclical - 19.5% (continued)
Celgene Corp.
3.55% due 08/15/22	$1,786,000	$1,873,656
3.25% due 08/15/22	1,374,000	1,424,725
Altria Group, Inc.
2.85% due 08/09/22	3,170,000	3,242,002
Becton Dickinson and Co.
2.89% due 06/06/22	3,053,000	3,069,724
Actavis, Inc.
3.25% due 10/01/22	2,901,000	2,983,331
HCA, Inc.
5.88% due 03/15/22	2,414,000	2,680,507
Constellation Brands, Inc.
6.00% due 05/01/22	1,386,000	1,596,351
2.70% due 05/09/22	1,005,000	1,014,804
Gilead Sciences, Inc.
3.25% due 09/01/22	1,451,000	1,512,354
1.95% due 03/01/22	684,000	677,187
Cardinal Health, Inc.
2.62% due 06/15/22	1,933,000	1,945,102
Reynolds American, Inc.
4.00% due 06/12/22	1,738,000	1,845,431
AstraZeneca plc
2.38% due 06/12/22	1,832,000	1,830,146
Express Scripts Holding Co.
3.90% due 02/15/22	1,715,000	1,811,789
Aetna, Inc.
2.75% due 11/15/22	1,729,000	1,757,664
Procter & Gamble Co.
2.30% due 02/06/22	1,724,000	1,750,058
Laboratory Corporation of America Holdings
3.75% due 08/23/22	826,000	866,500
3.20% due 02/01/22	833,000	856,973
Biogen, Inc.
3.63% due 09/15/22	1,582,000	1,663,208
Tyson Foods, Inc.
4.50% due 06/15/22	1,483,000	1,615,109
Johnson & Johnson
2.25% due 03/03/22	1,583,000	1,607,563
Anthem, Inc.
3.13% due 05/15/22	1,486,000	1,533,115
Unilever Capital Corp.
2.20% due 05/05/22	1,500,000	1,504,030
Diageo Investment Corp.
2.88% due 05/11/22	1,417,000	1,462,614
Eli Lilly & Co.
2.35% due 05/15/22	1,425,000	1,440,768
Cigna Corp.
4.00% due 02/15/22	1,256,000	1,342,037
Zimmer Biomet Holdings, Inc.
3.15% due 04/01/22	1,301,000	1,331,394
Philip Morris International, Inc.
2.50% due 08/22/22	1,309,000	1,321,187
Bristol-Myers Squibb Co.
2.00% due 08/01/22	1,301,000	1,296,133
Covidien International Finance S.A.
3.20% due 06/15/22	1,233,000	1,284,095
	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Consumer, Non-cyclical - 19.5% (continued)
Abbott Laboratories
2.55% due 03/15/22	$1,173,000	$1,172,754
Catholic Health Initiatives
2.95% due 11/01/22	1,173,000	1,158,174
Block Financial LLC
5.50% due 11/01/22	965,000	1,062,230
Colgate-Palmolive Co.
2.30% due 05/03/22	1,011,000	1,024,164
Coca-Cola Co.
2.20% due 05/25/22	1,000,000	1,010,564
Humana, Inc.
3.15% due 12/01/22	965,000	992,039
Boston Scientific Corp.
3.38% due 05/15/22	837,000	866,156
Clorox Co.
3.05% due 09/15/22	787,000	815,170
Moody's Corp.
4.50% due 09/01/22	700,000	761,150
Molson Coors Brewing Co.
3.50% due 05/01/22	645,000	673,621
Kroger Co.
3.40% due 04/15/22	627,000	647,240
Equifax, Inc.
3.30% due 12/15/22	443,000	459,014
WhiteWave Foods Co.
5.38% due 10/01/22	196,000	221,707
Total Consumer, Non-cyclical		116,713,598
Communications - 9.8%
AT&T, Inc.
3.00% due 06/30/22	4,457,000	4,511,276
3.00% due 02/15/22	3,022,000	3,063,712
2.63% due 12/01/22	2,325,000	2,308,184
3.80% due 03/15/22	2,183,000	2,284,789
3.20% due 03/01/22	2,033,000	2,080,928
Verizon Communications, Inc.
2.95% due 03/15/22	5,654,000	5,761,471
3.13% due 03/16/22	2,951,000	3,029,044
2.45% due 11/01/22	2,682,000	2,658,654
Charter Communications Operating LLC / Charter Communications Operating Capital
4.46% due 07/23/22	5,051,000	5,348,213
eBay, Inc.
2.60% due 07/15/22	1,524,000	1,528,797
3.80% due 03/09/22	1,187,000	1,251,679
Walt Disney Co.
2.35% due 12/01/22	1,480,000	1,496,814
2.45% due 03/04/22	915,000	927,123
Comcast Corp.
3.13% due 07/15/22	1,397,000	1,455,734
1.63% due 01/15/22	978,000	960,040
Comcast Cable Communications Holdings, Inc.
9.46% due 11/15/22	1,668,000	2,234,903
Omnicom Group, Inc.
3.63% due 05/01/22	2,020,000	2,118,148
Amazon.com, Inc.
2.50% due 11/29/22	2,083,000	2,110,694

Guggenheim BulletShares 2022 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Communications - 9.8% (continued)
Vodafone Group plc
2.50% due 09/26/22	$1,826,000	$1,844,797
Telefonaktiebolaget LM Ericsson
4.13% due 05/15/22	1,768,000	1,797,207
Time Warner, Inc.
3.40% due 06/15/22	942,000	975,653
4.00% due 01/15/22	608,000	643,659
21st Century Fox America, Inc.
3.00% due 09/15/22	1,552,000	1,588,298
Reed Elsevier Capital, Inc.
3.13% due 10/15/22	1,525,000	1,556,309
Motorola Solutions, Inc.
3.75% due 05/15/22	1,025,000	1,066,999
CBS Corp.
3.38% due 03/01/22	1,023,000	1,063,316
Discovery Communications LLC
3.30% due 05/15/22	1,007,000	1,022,558
WPP Finance 2010
3.63% due 09/07/22	968,000	1,010,988
Cisco Systems, Inc.
3.00% due 06/15/22	656,000	683,158
Total Communications		58,383,145
Energy - 9.3%
BP Capital Markets plc
3.25% due 05/06/22	2,844,000	2,962,606
3.06% due 03/17/22	1,772,000	1,833,681
2.50% due 11/06/22	1,597,000	1,603,858
Chevron Corp.
2.36% due 12/05/22	3,109,000	3,129,061
2.41% due 03/03/22	1,160,000	1,175,885
2.50% due 03/03/22	503,000	512,561
Phillips 66
4.30% due 04/01/22	3,229,000	3,475,312
Williams Partners, LP
3.60% due 03/15/22	2,122,000	2,190,066
3.35% due 08/15/22	1,210,000	1,231,520
National Oilwell Varco, Inc.
2.60% due 12/01/22	2,251,000	2,204,702
Regency Energy Partners, LP / Regency Energy Finance Corp.
5.88% due 03/01/22	1,982,000	2,199,548
Murphy Oil Corp.
4.70% due 12/01/22	1,108,000	1,092,710
4.00% due 06/01/22[1]	961,000	948,046
Exxon Mobil Corp.
2.40% due 03/06/22	1,953,000	1,980,174
Energy Transfer, LP
5.20% due 02/01/22	1,691,000	1,836,474
Marathon Oil Corp.
2.80% due 11/01/22	1,854,000	1,812,314
ConocoPhillips Co.
2.40% due 12/15/22	1,806,000	1,801,806
Sabine Pass Liquefaction LLC
6.25% due 03/15/22	1,600,000	1,794,169
Apache Corp.
3.25% due 04/15/22	1,712,000	1,743,894
Devon Energy Corp.
3.25% due 05/15/22	1,595,000	1,615,876
	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Energy - 9.3% (continued)
Kinder Morgan Energy Partners, LP
3.95% due 09/01/22	$1,546,000	$1,612,399
Occidental Petroleum Corp.
3.13% due 02/15/22	1,545,000	1,602,826
Total Capital International S.A.
2.88% due 02/17/22	1,528,000	1,572,938
Shell International Finance BV
2.38% due 08/21/22	1,479,000	1,494,034
TransCanada PipeLines Ltd.
2.50% due 08/01/22	1,470,000	1,480,215
ONEOK Partners, LP
3.38% due 10/01/22	1,404,000	1,420,579
Enbridge, Inc.
2.90% due 07/15/22	1,307,991	1,317,873
Plains All American Pipeline Limited Partnership / PAA Finance Corp.
3.65% due 06/01/22	1,240,000	1,257,542
Enterprise Products Operating LLC
4.05% due 02/15/22	1,177,000	1,254,423
Regency Energy Partners Limited Partnership / Regency Energy Finance Corp.
5.00% due 10/01/22	1,134,000	1,230,267
Western Gas Partners, LP
4.00% due 07/01/22	991,000	1,026,941
Cenovus Energy, Inc.
3.00% due 08/15/22	1,050,000	1,012,843
Pioneer Natural Resources Co.
3.95% due 07/15/22	866,000	914,615
Husky Energy, Inc.
3.95% due 04/15/22	775,000	815,598
ONEOK, Inc.
4.25% due 02/01/22	503,000	525,907
Total Energy		55,683,263
Industrial - 8.3%
General Electric Co.
2.70% due 10/09/22	5,100,000	5,223,880
United Technologies Corp.
3.10% due 06/01/22	3,831,000	3,959,168
2.30% due 05/04/22	1,015,000	1,015,727
Eaton Corp.
2.75% due 11/02/22	2,521,000	2,560,593
United Parcel Service, Inc.
2.45% due 10/01/22	1,433,000	1,456,569
2.35% due 05/16/22	1,015,000	1,029,740
ABB Finance USA, Inc.
2.88% due 05/08/22	2,080,000	2,146,860
Burlington Northern Santa Fe LLC
3.05% due 03/15/22	1,012,000	1,051,021
3.05% due 09/01/22	964,000	998,156
John Deere Capital Corp.
2.65% due 01/06/22	1,121,000	1,143,913
2.75% due 03/15/22	853,000	873,298

Guggenheim BulletShares 2022 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Industrial - 8.3% (continued)
Caterpillar Financial Services Corp.
2.40% due 06/06/22	$1,006,000	$1,016,375
2.85% due 06/01/22	964,000	988,811
Koninklijke Philips N.V.
3.75% due 03/15/22	1,754,000	1,860,026
Raytheon Co.
2.50% due 12/15/22	1,694,000	1,720,626
Rockwell Collins, Inc.
2.80% due 03/15/22	1,627,000	1,658,620
Deere & Co.
2.60% due 06/08/22	1,626,000	1,657,894
General Dynamics Corp.
2.25% due 11/15/22	1,525,000	1,531,991
Thermo Fisher Scientific, Inc.
3.30% due 02/15/22	1,445,000	1,504,091
Republic Services, Inc.
3.55% due 06/01/22	1,372,000	1,436,415
3M Co.
2.00% due 06/26/22	1,386,000	1,389,035
Union Pacific Corp.
4.16% due 07/15/22	1,182,000	1,285,364
Owens Corning
4.20% due 12/15/22	1,203,000	1,283,947
Stanley Black & Decker, Inc.
2.90% due 11/01/22	1,175,000	1,204,323
Arconic, Inc.
5.87% due 02/23/22	1,000,000	1,097,500
FedEx Corp.
2.63% due 08/01/22	1,029,000	1,050,639
Flowserve Corp.
3.50% due 09/15/22	982,000	1,000,570
Norfolk Southern Corp.
3.00% due 04/01/22	864,000	890,538
Amphenol Corp.
4.00% due 02/01/22	809,000	859,356
Caterpillar, Inc.
2.60% due 06/26/22	833,000	848,983
Tyco Electronics Group S.A.
3.50% due 02/03/22	794,000	831,628
Tech Data Corp.
3.70% due 02/15/22	795,000	813,867
Roper Technologies, Inc.
3.13% due 11/15/22	742,000	758,510
Jabil, Inc.
4.70% due 09/15/22	673,000	728,523
Waste Management, Inc.
2.90% due 09/15/22	663,000	682,366
Total Industrial		49,558,923
Technology - 7.6%
Oracle Corp.
2.50% due 10/15/22	4,312,000	4,369,590
2.50% due 05/15/22	4,145,000	4,211,789
Microsoft Corp.
2.40% due 02/06/22	2,975,000	3,025,825
2.38% due 02/12/22	2,370,000	2,404,153
2.65% due 11/03/22	1,781,000	1,824,612
2.13% due 11/15/22	1,303,000	1,305,317
	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Technology - 7.6% (continued)
Apple, Inc.
2.50% due 02/09/22	$2,475,000	$2,520,651
2.15% due 02/09/22	2,013,000	2,018,492
2.70% due 05/13/22	1,922,000	1,972,623
2.30% due 05/11/22	1,627,000	1,641,992
Intel Corp.
2.70% due 12/15/22	2,372,000	2,430,714
3.10% due 07/29/22	1,462,000	1,528,631
2.35% due 05/11/22	1,321,000	1,336,370
International Business Machines Corp.
2.88% due 11/09/22	1,950,000	2,004,209
2.50% due 01/27/22	1,600,000	1,628,416
1.88% due 08/01/22	1,500,000	1,477,409
QUALCOMM, Inc.
3.00% due 05/20/22	3,139,000	3,242,824
Hewlett Packard Enterprise Co.
4.40% due 10/15/22	2,469,000	2,643,075
Fiserv, Inc.
3.50% due 10/01/22	1,052,000	1,091,603
Texas Instruments, Inc.
1.85% due 05/15/22	978,000	969,943
CA, Inc.
3.60% due 08/15/22	915,000	934,727
HP, Inc.
4.05% due 09/15/22	673,000	717,737
Fidelity National Information Services, Inc.
4.50% due 10/15/22	411,000	447,842
Total Technology		45,748,544
Consumer, Cyclical - 6.7%
CVS Health Corp.
3.50% due 07/20/22	2,296,000	2,403,425
2.75% due 12/01/22	2,040,000	2,067,683
Ford Motor Credit Company LLC
4.25% due 09/20/22	1,700,000	1,800,166
3.34% due 03/28/22	1,500,000	1,530,488
3.22% due 01/09/22	1,100,000	1,118,596
Toyota Motor Credit Corp.
2.60% due 01/11/22	1,967,000	2,006,317
3.30% due 01/12/22	1,554,000	1,629,103
2.80% due 07/13/22	686,000	707,552
General Motors Financial Company, Inc.
3.15% due 06/30/22	2,011,000	2,023,157
3.45% due 04/10/22	1,951,000	1,989,119
General Motors Financial Co., Inc.
3.45% due 01/14/22	2,428,000	2,480,165
Costco Wholesale Corp.
2.30% due 05/18/22	1,321,000	1,330,548
2.25% due 02/15/22	994,000	1,003,721
Walgreen Co.
3.10% due 09/15/22	1,980,000	2,031,781
Home Depot, Inc.
2.63% due 06/01/22	1,882,000	1,922,169
McDonald's Corp.
2.63% due 01/15/22	1,889,000	1,921,759

Guggenheim BulletShares 2022 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Consumer, Cyclical - 6.7% (continued)
Target Corp.
2.90% due 01/15/22	$1,682,000	$1,740,787
Delta Air Lines, Inc.
3.63% due 03/15/22	1,627,000	1,680,787
Marriott International, Inc.
2.30% due 01/15/22	1,506,000	1,497,227
Lowe's Companies, Inc.
3.12% due 04/15/22	1,285,000	1,339,229
NVR, Inc.
3.95% due 09/15/22	1,096,000	1,157,409
Cintas Corporation No. 2
2.90% due 04/01/22	1,091,000	1,120,408
Macy's Retail Holdings, Inc.
3.88% due 01/15/22	1,005,000	1,012,260
Starbucks Corp.
2.70% due 06/15/22	930,000	954,208
Wyndham Worldwide Corp.
4.25% due 03/01/22	875,000	888,523
AutoZone, Inc.
3.70% due 04/15/22	557,000	582,341
Total Consumer, Cyclical		39,938,928
Basic Materials - 2.3%
Dow Chemical Co.
3.00% due 11/15/22	2,140,000	2,198,827
Sherwin-Williams Co.
2.75% due 06/01/22	2,033,000	2,050,661
Newmont Mining Corp.
3.50% due 03/15/22	1,933,000	2,014,804
Praxair, Inc.
2.45% due 02/15/22	891,000	902,993
2.20% due 08/15/22	736,000	736,044
International Paper Co.
4.75% due 02/15/22	1,401,000	1,536,464
Eastman Chemical Co.
3.60% due 08/15/22	1,212,000	1,263,414
Agrium, Inc.
3.15% due 10/01/22	1,043,000	1,074,104
Celanese US Holdings LLC
4.63% due 11/15/22	786,000	855,885
Nucor Corp.
4.13% due 09/15/22	667,000	715,250
	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Basic Materials - 2.3% (continued)
Syngenta Finance N.V.
3.13% due 03/28/22	$592,000	$590,399
Total Basic Materials		13,938,845
Utilities - 1.9%
Exelon Corp.
3.50% due 06/01/22	1,933,000	2,005,891
Oncor Electric Delivery Company LLC
7.00% due 09/01/22	1,454,000	1,761,344
Exelon Generation Company LLC
3.40% due 03/15/22	915,000	944,858
4.25% due 06/15/22	667,000	710,732
Entergy Corp.
4.00% due 07/15/22	1,038,000	1,108,062
CenterPoint Energy, Inc.
2.50% due 09/01/22	1,000,000	1,006,536
FirstEnergy Corp.
2.85% due 07/15/22	905,000	909,026
Duke Energy Corp.
3.05% due 08/15/22	848,000	870,827
Sempra Energy
2.88% due 10/01/22	832,000	842,804
Duke Energy Progress, Inc.
2.80% due 05/15/22	652,000	670,457
Alabama Power Co.
2.45% due 03/30/22	497,000	502,555
Total Utilities		11,333,092
Total Corporate Bonds
(Cost $583,758,640)		592,230,050
SECURITIES LENDING COLLATERAL††,3 - 0.0%
Repurchase Agreements
BNP Paribas Securities Corp.
issued 08/31/17 at 1.05%
due 09/01/17	148,761	148,761
Total Securities Lending Collateral
(Cost $148,761)		148,761
Total Investments - 99.0%
(Cost $583,907,401)		$592,378,811
Other Assets & Liabilities, net - 1.0%		5,689,997
Total Net Assets - 100.0%		$598,068,808

††	Value determined based on Level 2 inputs — See Note 3.
1	All or portion of this security is on loan at August 31, 2017 — See Note 4.
2	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
3	Securities lending collateral — See Note 4.

plc	Public Limited Company

Guggenheim BulletShares 2022 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2022.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at August 31, 2017 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Ubobservable Inputs	Total
Corporate Bonds	$—	$592,230,050	$—	$592,230,050
Securities Lending Collateral	—	148,761	—	148,761
Total Assets	$—	$592,378,811	$—	$592,378,811

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended August 31, 2017, there were no transfers between levels.

Guggenheim BulletShares 2023 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face Amount	Value
CORPORATE BONDS†† - 98.9%
Financial - 30.1%
JPMorgan Chase & Co.
3.20% due 01/25/23	$2,425,000	$2,496,850
2.70% due 05/18/23	1,966,000	1,973,046
3.38% due 05/01/23	1,481,000	1,521,527
2.97% due 01/15/23	1,438,000	1,464,572
Wells Fargo & Co.
3.07% due 01/24/23	3,300,000	3,374,712
3.45% due 02/13/23	1,775,000	1,829,655
4.13% due 08/15/23	1,263,000	1,348,045
Bank of America Corp.
3.30% due 01/11/23	3,835,000	3,947,133
4.10% due 07/24/23	1,581,000	1,692,754
Royal Bank of Scotland Group plc
3.88% due 09/12/23	2,300,000	2,357,741
6.00% due 12/19/23	1,785,000	1,980,570
6.10% due 06/10/23	952,000	1,053,289
Morgan Stanley
3.75% due 02/25/23	2,178,000	2,286,079
4.10% due 05/22/23	1,770,000	1,861,762
Berkshire Hathaway, Inc.
2.75% due 03/15/23	1,644,000	1,682,849
3.00% due 02/11/23	680,000	704,900
Citigroup, Inc.
3.50% due 05/15/23	1,119,000	1,145,260
3.88% due 10/25/23	863,000	911,121
3.38% due 03/01/23	210,000	216,759
Goldman Sachs Group, Inc.
3.63% due 01/22/23	1,974,000	2,054,300
Barclays plc
3.68% due 01/10/23	1,900,000	1,954,367
HSBC Holdings plc
3.60% due 05/25/23	1,800,000	1,881,457
Crown Castle International Corp.
5.25% due 01/15/23	1,532,000	1,710,652
Santander UK Group Holdings plc
3.57% due 01/10/23	1,600,000	1,642,231
Cooperatieve Rabobank UA
4.63% due 12/01/23	1,400,000	1,524,024
State Street Corp.
3.70% due 11/20/23	751,000	808,035
3.10% due 05/15/23	636,000	654,112
PNC Bank North America
2.95% due 01/30/23	662,000	676,354
3.80% due 07/25/23	500,000	532,333
Discover Bank
4.20% due 08/08/23	1,000,000	1,069,729
Hospitality Properties Trust
4.50% due 06/15/23	972,000	1,031,755
Capital One Bank USA North America
3.38% due 02/15/23	1,000,000	1,020,114
Boston Properties LP
3.85% due 02/01/23	954,000	1,016,746
Welltower, Inc.
3.75% due 03/15/23	963,000	1,014,687
	Face Amount	Value
CORPORATE BONDS†† - 98.9% (continued)
Financial - 30.1% (continued)
American Tower Corp.
3.50% due 01/31/23	$944,000	$981,719
Prologis, LP
4.25% due 08/15/23	852,000	935,519
MetLife, Inc.
4.37% due 09/15/23	726,000	797,461
Bank of New York Mellon Corp.
2.20% due 08/16/23	741,000	732,217
Ameriprise Financial, Inc.
4.00% due 10/15/23	636,000	687,317
Jefferies Group LLC
5.13% due 01/20/23	620,000	683,527
HCP, Inc.
4.25% due 11/15/23	636,000	682,246
CC Holdings GS V LLC / Crown Castle GS III Corp.
3.85% due 04/15/23	636,000	671,005
Boston Properties, LP
3.13% due 09/01/23	636,000	655,861
Capital One Financial Corp.
3.50% due 06/15/23	594,000	614,652
SunTrust Bank/Atlanta GA
2.75% due 05/01/23	600,000	603,650
Brixmor Operating Partnership, LP
3.25% due 09/15/23	549,000	548,936
Sumitomo Mitsui Banking Corp.
3.95% due 07/19/23	500,000	535,691
Air Lease Corp.
3.00% due 09/15/23	522,000	522,836
Aflac, Inc.
3.63% due 06/15/23	488,000	519,106
Loews Corp.
2.63% due 05/15/23	496,000	500,035
Mitsubishi UFJ Financial Group, Inc.
2.53% due 09/13/23	500,000	496,966
Realty Income Corp.
4.65% due 08/01/23	452,000	495,895
Allstate Corp.
3.15% due 06/15/23	476,000	494,638
Alexandria Real Estate Equities, Inc.
3.90% due 06/15/23	452,000	473,602
ERP Operating, LP
3.00% due 04/15/23	452,000	462,094
Weyerhaeuser Co.
4.63% due 09/15/23	405,000	446,313
Simon Property Group, LP
2.75% due 02/01/23	418,000	422,384

Guggenheim BulletShares 2023 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face Amount	Value
CORPORATE BONDS†† - 98.9% (continued)
Financial - 30.1% (continued)
Omega Healthcare Investors, Inc.
4.38% due 08/01/23	$210,000	$219,636
Total Financial		66,622,826
Consumer, Non-cyclical - 18.9%
Anheuser-Busch InBev Finance, Inc.
3.30% due 02/01/23	5,777,000	6,006,337
2.63% due 01/17/23	819,000	825,661
Thermo Fisher Scientific, Inc.
3.15% due 01/15/23	1,311,000	1,349,937
3.00% due 04/15/23	852,000	870,773
Zoetis, Inc.
3.25% due 02/01/23	1,944,000	2,013,473
Shire Acquisitions Investments Ireland DAC
2.88% due 09/23/23	1,884,000	1,876,706
Coca-Cola Co.
3.20% due 11/01/23	1,314,000	1,376,620
2.50% due 04/01/23	488,000	495,071
Abbott Laboratories
3.40% due 11/30/23	1,042,000	1,075,204
3.25% due 04/15/23	636,000	654,335
Philip Morris International, Inc.
3.60% due 11/15/23	588,000	621,514
2.63% due 03/06/23	452,000	455,079
2.13% due 05/10/23	452,000	442,333
Merck & Co., Inc.
2.80% due 05/18/23	1,447,000	1,486,976
Johnson & Johnson
2.05% due 03/01/23	728,000	729,107
3.38% due 12/05/23	636,000	684,711
Diageo Capital plc
2.63% due 04/29/23	1,263,000	1,288,256
UnitedHealth Group, Inc.
2.88% due 03/15/23	636,000	651,904
2.75% due 02/15/23	614,000	623,935
GlaxoSmithKline Capital, Inc.
2.80% due 03/18/23	1,236,000	1,270,620
Aetna, Inc.
2.80% due 06/15/23	1,208,000	1,227,319
Constellation Brands, Inc.
4.25% due 05/01/23	1,042,000	1,126,396
HCA, Inc.
4.75% due 05/01/23	1,036,000	1,095,363
Conagra Brands, Inc.
3.20% due 01/25/23	1,058,000	1,086,305
Anthem, Inc.
3.30% due 01/15/23	1,036,000	1,074,194
AbbVie, Inc.
2.85% due 05/14/23	980,000	990,969
Pfizer, Inc.
3.00% due 06/15/23	896,000	935,686
PepsiCo, Inc.
2.75% due 03/01/23	880,000	906,193
Express Scripts Holding Co.
3.00% due 07/15/23	822,000	828,716
	Face Amount	Value
CORPORATE BONDS†† - 98.9% (continued)
Consumer, Non-cyclical - 18.9% (continued)
Howard Hughes Corp.
3.50% due 09/01/23	$773,000	$820,820
Bristol-Myers Squibb Co.
3.25% due 11/01/23	636,000	669,934
Procter & Gamble Co.
3.10% due 08/15/23	636,000	668,797
Celgene Corp.
4.00% due 08/15/23	576,000	622,168
Reynolds American, Inc.
4.85% due 09/15/23	544,000	602,153
Kellogg Co.
2.65% due 12/01/23	522,000	523,739
Gilead Sciences, Inc.
2.50% due 09/01/23	522,000	521,522
Amgen, Inc.
2.25% due 08/19/23	522,000	513,048
Cardinal Health, Inc.
3.20% due 03/15/23	487,000	500,226
Medtronic, Inc.
2.75% due 04/01/23	452,000	462,343
Total System Services, Inc.
3.75% due 06/01/23	439,000	459,357
Colgate-Palmolive Co.
1.95% due 02/01/23	452,000	448,132
Mylan, Inc.
4.20% due 11/29/23	403,000	421,744
Dr Pepper Snapple Group, Inc.
3.13% due 12/15/23	314,000	323,490
Kroger Co.
3.85% due 08/01/23	176,000	184,728
Total Consumer, Non-cyclical		41,811,894
Energy - 11.9%
BP Capital Markets plc
2.75% due 05/10/23	1,309,000	1,315,845
3.22% due 11/28/23	938,000	965,768
3.99% due 09/26/23	702,000	755,516
Chevron Corp.
3.19% due 06/24/23	1,974,000	2,064,621
2.57% due 05/16/23	544,000	550,419
Enterprise Products Operating LLC
3.35% due 03/15/23	1,933,000	1,999,639
Shell International Finance BV
2.25% due 01/06/23	819,000	819,425
3.40% due 08/12/23	732,000	771,631
Sabine Pass Liquefaction LLC
5.63% due 04/15/23	1,200,000	1,327,837
Schlumberger Investment S.A.
3.65% due 12/01/23	1,220,000	1,304,668
Exxon Mobil Corp.
2.73% due 03/01/23	1,108,000	1,137,155
Total Capital International S.A.
2.70% due 01/25/23	1,044,000	1,064,931
EOG Resources, Inc.
2.63% due 03/15/23	1,052,000	1,056,980
Occidental Petroleum Corp.
2.70% due 02/15/23	1,015,000	1,025,977

Guggenheim BulletShares 2023 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face Amount	Value
CORPORATE BONDS†† - 98.9% (continued)
Energy - 11.9% (continued)
Canadian Natural Resources Ltd.
2.95% due 01/15/23	$1,000,000	$1,003,019
Kinder Morgan Energy Partners, LP
3.50% due 09/01/23	594,000	601,098
3.45% due 02/15/23	386,000	391,721
Energy Transfer, LP
3.60% due 02/01/23	903,000	916,999
Halliburton Co.
3.50% due 08/01/23	771,000	803,504
Total Capital Canada Ltd.
2.75% due 07/15/23	704,000	718,123
MPLX, LP
4.50% due 07/15/23	651,000	693,732
TransCanada PipeLines Ltd.
3.75% due 10/16/23	636,000	675,518
Buckeye Partners, LP
4.15% due 07/01/23	594,000	617,601
ONEOK, Inc.
7.50% due 09/01/23	500,000	602,100
Plains All American Pipeline, LP / PAA Finance Corp.
3.85% due 10/15/23	588,000	595,086
Spectra Energy Capital LLC
3.30% due 03/15/23	576,000	580,307
Apache Corp.
2.63% due 01/15/23	576,000	568,771
Regency Energy Partners, LP / Regency Energy Finance Corp.
4.50% due 11/01/23	525,000	550,995
Williams Partners, LP
4.50% due 11/15/23	476,000	510,653
Enbridge, Inc.
4.00% due 10/01/23	360,000	380,294
Total Energy		26,369,933
Communications - 10.0%
Verizon Communications, Inc.
5.15% due 09/15/23	6,600,000	7,386,053
AT&T, Inc.
3.60% due 02/17/23	3,605,000	3,718,936
Comcast Corp.
2.75% due 03/01/23	728,000	740,578
2.85% due 01/15/23	636,000	649,278
Vodafone Group plc
2.95% due 02/19/23	1,301,000	1,327,828
Rogers Communications, Inc.
4.10% due 10/01/23	771,000	828,276
3.00% due 03/15/23	418,000	426,446
Viacom, Inc.
4.25% due 09/01/23	1,028,000	1,066,524
Time Warner Entertainment Co., LP
8.38% due 03/15/23	773,000	970,937
NBCUniversal Media LLC
2.88% due 01/15/23	820,000	839,074
Telefonica Emisiones SAU
4.57% due 04/27/23	750,000	826,261
	Face Amount	Value
CORPORATE BONDS†† - 98.9% (continued)
Communications - 10.0% (continued)
Cisco Systems, Inc.
2.20% due 09/20/23	$522,000	$519,065
2.60% due 02/28/23	229,000	232,973
eBay, Inc.
2.75% due 01/30/23	700,000	702,210
Motorola Solutions, Inc.
3.50% due 03/01/23	684,000	695,141
Thomson Reuters Corp.
4.30% due 11/23/23	592,000	636,024
Historic TW, Inc.
9.15% due 02/01/23	203,000	263,868
Time Warner, Inc.
4.05% due 12/15/23	176,000	187,646
Interpublic Group of Cos., Inc.
3.75% due 02/15/23	176,000	184,913
Total Communications		22,202,031
Technology - 8.8%
Apple, Inc.
2.40% due 05/03/23	4,683,000	4,702,325
2.85% due 02/23/23	2,346,000	2,413,195
Microsoft Corp.
3.63% due 12/15/23	1,108,000	1,186,860
2.00% due 08/08/23	1,200,000	1,185,982
2.38% due 05/01/23	1,036,000	1,043,196
Oracle Corp.
2.40% due 09/15/23	2,118,000	2,124,235
3.63% due 07/15/23	836,000	895,756
International Business Machines Corp.
3.38% due 08/01/23	1,500,000	1,568,927
QUALCOMM, Inc.
2.60% due 01/30/23	1,200,000	1,212,823
Seagate HDD Cayman
4.75% due 06/01/23	888,000	896,520
Fidelity National Information Services, Inc.
3.50% due 04/15/23	728,000	759,488
Analog Devices, Inc.
3.13% due 12/05/23	418,000	428,190
2.88% due 06/01/23	268,000	272,257
Maxim Integrated Products, Inc.
3.38% due 03/15/23	522,000	535,558
Texas Instruments, Inc.
2.25% due 05/01/23	282,000	281,586
Total Technology		19,506,898
Consumer, Cyclical - 7.4%
General Motors Financial Co., Inc.
3.70% due 05/09/23	1,108,000	1,131,081
4.25% due 05/15/23	617,000	644,661
Wal-Mart Stores, Inc.
2.55% due 04/11/23	1,700,000	1,733,734
General Motors Co.
4.88% due 10/02/23	1,363,000	1,474,109
Newell Brands, Inc.
3.85% due 04/01/23	1,308,000	1,385,602
CVS Health Corp.
4.00% due 12/05/23	1,092,000	1,170,347

Guggenheim BulletShares 2023 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face Amount	Value
CORPORATE BONDS†† - 98.9% (continued)
Consumer, Cyclical - 7.4% (continued)
Ford Motor Credit Co. LLC
4.38% due 08/06/23	$900,000	$951,245
Dollar General Corp.
3.25% due 04/15/23	883,000	907,619
Toyota Motor Credit Corp.
2.25% due 10/18/23	522,000	518,765
2.63% due 01/10/23	360,000	366,159
Home Depot, Inc.
2.70% due 04/01/23	836,000	852,939
Ford Motor Credit Company LLC
3.10% due 05/04/23	800,000	796,137
Starbucks Corp.
3.85% due 10/01/23	660,000	715,939
Mohawk Industries, Inc.
3.85% due 02/01/23	662,000	693,808
Lowe's Cos., Inc.
3.88% due 09/15/23	588,000	633,479
QVC, Inc.
4.38% due 03/15/23	592,000	613,611
Macy's Retail Holdings, Inc.
2.88% due 02/15/23	636,000	600,921
TJX Cos., Inc.
2.50% due 05/15/23	576,000	583,746
NIKE, Inc.
2.25% due 05/01/23	476,000	477,542
AutoZone, Inc.
3.13% due 07/15/23	229,000	232,395
Total Consumer, Cyclical		16,483,839
Industrial - 5.6%
General Electric Co.
3.10% due 01/09/23	1,219,000	1,275,666
Burlington Northern Santa Fe LLC
3.00% due 03/15/23	1,209,000	1,253,228
John Deere Capital Corp.
2.80% due 03/06/23	952,000	974,515
2.80% due 01/27/23	178,000	182,304
Northrop Grumman Corp.
3.25% due 08/01/23	960,000	1,002,496
Lockheed Martin Corp.
3.10% due 01/15/23	915,000	949,079
CSX Corp.
3.70% due 11/01/23	696,000	738,753
Caterpillar Financial Services Corp.
3.75% due 11/24/23	636,000	681,268
CNH Industrial N.V.
4.50% due 08/15/23	600,000	633,750
Precision Castparts Corp.
2.50% due 01/15/23	620,000	627,145
Ingersoll-Rand Global Holding Co., Ltd.
4.25% due 06/15/23	544,000	590,261
Burlington Northern Santa Fe, LLC
3.85% due 09/01/23	544,000	590,039
Emerson Electric Co.
2.63% due 02/15/23	509,000	515,990
	Face Amount	Value
CORPORATE BONDS†† - 98.9% (continued)
Industrial - 5.6% (continued)
Norfolk Southern Corp.
2.90% due 02/15/23	$504,000	$515,805
Packaging Corp. of America
4.50% due 11/01/23	455,000	496,037
Republic Services, Inc.
4.75% due 05/15/23	326,000	363,955
General Dynamics Corp.
1.88% due 08/15/23	360,000	353,100
Agilent Technologies, Inc.
3.88% due 07/15/23	268,000	282,264
Waste Management, Inc.
2.40% due 05/15/23	230,000	229,271
Cummins, Inc.
3.65% due 10/01/23	176,000	187,354
Total Industrial		12,442,280
Utilities - 3.1%
FirstEnergy Corp.
4.25% due 03/15/23	1,404,000	1,491,554
Southern Co.
2.95% due 07/01/23	820,000	830,776
Florida Power & Light Co.
2.75% due 06/01/23	704,000	722,627
Virginia Electric & Power Co.
2.75% due 03/15/23	599,000	610,525
Public Service Electric & Gas Co.
2.38% due 05/15/23	578,000	578,724
National Fuel Gas Co.
3.75% due 03/01/23	544,000	559,129
Southern California Edison Co.
3.50% due 10/01/23	452,000	477,557
Black Hills Corp.
4.25% due 11/30/23	360,000	387,932
Sempra Energy
4.05% due 12/01/23	360,000	385,299
PPL Capital Funding, Inc.
3.40% due 06/01/23	360,000	374,082
Duke Energy Carolinas LLC
2.50% due 03/15/23	314,000	318,797
Delmarva Power & Light Co.
3.50% due 11/15/23	178,000	187,929
Total Utilities		6,924,931
Basic Materials - 2.8%
Goldcorp, Inc.
3.70% due 03/15/23	1,293,000	1,351,637
El du Pont de Nemours & Co.
2.80% due 02/15/23	1,236,000	1,256,922
Barrick Gold Corp.
4.10% due 05/01/23	653,000	718,897
Nucor Corp.
4.00% due 08/01/23	636,000	682,441
Agrium, Inc.
3.50% due 06/01/23	636,000	659,722
LYB International Finance BV
4.00% due 07/15/23	544,000	579,637
Mosaic Co.
4.25% due 11/15/23	488,000	512,083
Praxair, Inc.
2.70% due 02/21/23	360,000	363,470

Guggenheim BulletShares 2023 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face Amount	Value
CORPORATE BONDS†† - 98.9% (continued)
Basic Materials - 2.8% (continued)
Reliance Steel & Aluminum Co.
4.50% due 04/15/23	$176,000	$188,980
Total Basic Materials		6,313,789
Diversified - 0.3%
Leucadia National Corp.
5.50% due 10/18/23	702,000	756,214
Total Corporate Bonds
(Cost $215,084,357)		219,434,635
Total Investments - 98.9%
(Cost $215,084,357)	$219,434,635
Other Assets & Liabilities, net - 1.1%	2,306,328
Total Net Assets - 100.0%	$221,740,963
††	Value determined based on Level 2 inputs — See Note 3.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2023. See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at August 31, 2017 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Ubobservable Inputs	Total
Corporate Bonds	$—	$219,434,635	$—	$219,434,635
Total Assets	$—	$219,434,635	$—	$219,434,635
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended August 31, 2017, there were no transfers between levels.

Guggenheim BulletShares 2024 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face Amount	Value
CORPORATE BONDS†† - 98.7%
Financial - 35.1%
Bank of America Corp.
4.20% due 08/26/24	$2,401,000	$2,530,818
4.00% due 04/01/24	2,115,000	2,248,824
4.13% due 01/22/24	1,931,000	2,069,439
Morgan Stanley
3.70% due 10/23/24	2,558,000	2,667,078
3.88% due 04/29/24	2,480,000	2,612,359
JPMorgan Chase & Co.
3.88% due 09/10/24	2,149,000	2,251,899
3.63% due 05/13/24	1,189,000	1,248,542
3.88% due 02/01/24	889,000	948,202
Goldman Sachs Group, Inc.
4.00% due 03/03/24	1,971,000	2,091,842
3.85% due 07/08/24	1,781,000	1,868,367
Credit Suisse AG NY
3.63% due 09/09/24	2,550,000	2,676,709
Wells Fargo & Co.
3.30% due 09/09/24	1,777,000	1,823,137
4.48% due 01/16/24	549,000	595,993
Royal Bank of Scotland Group plc
5.13% due 05/28/24	2,000,000	2,112,602
Bank of New York Mellon Corp.
3.40% due 05/15/24	676,000	705,786
3.65% due 02/04/24	472,000	500,243
3.25% due 09/11/24	418,000	433,449
HSBC Holdings plc
4.25% due 03/14/24	1,450,000	1,528,590
Deutsche Bank AG
3.70% due 05/30/24	1,444,000	1,479,285
Simon Property Group, LP
3.38% due 10/01/24	735,000	759,639
3.75% due 02/01/24	432,000	455,838
Citigroup, Inc.
4.00% due 08/05/24	678,000	708,321
3.75% due 06/16/24	394,000	413,764
Synchrony Financial
4.25% due 08/15/24	1,047,000	1,097,839
Sumitomo Mitsui Banking Corp.
3.95% due 01/10/24	500,000	536,028
3.40% due 07/11/24	500,000	519,901
State Street Corp.
3.30% due 12/16/24	969,000	1,013,157
Santander UK plc
4.00% due 03/13/24	913,000	974,121
American International Group, Inc.
4.13% due 02/15/24	891,000	953,599
Intesa Sanpaolo SpA
5.25% due 01/12/24	850,000	945,373
BlackRock, Inc.
3.50% due 03/18/24	889,000	943,307
Mastercard, Inc.
3.38% due 04/01/24	891,000	939,717
Barclays plc
4.38% due 09/11/24	900,000	923,473
American Express Co.
3.63% due 12/05/24	865,000	905,237
	Face Amount	Value
CORPORATE BONDS†† - 98.7% (continued)
Financial - 35.1% (continued)
Lloyds Banking Group plc
4.50% due 11/04/24	$800,000	$845,668
MetLife, Inc.
3.60% due 04/10/24	783,000	826,077
BPCE S.A.
4.00% due 04/15/24	750,000	802,871
US Bancorp
3.60% due 09/11/24	732,000	769,304
BNP Paribas S.A.
4.25% due 10/15/24	700,000	738,894
American Tower Corp.
5.00% due 02/15/24	655,000	728,737
HCP, Inc.
3.88% due 08/15/24	681,000	711,229
Aflac, Inc.
3.63% due 11/15/24	657,000	695,666
Prudential Financial, Inc.
3.50% due 05/15/24	654,000	689,287
Boston Properties, LP
3.80% due 02/01/24	651,000	689,122
U.S. Bancorp
3.70% due 01/30/24	636,000	676,184
Discover Financial Services
3.95% due 11/06/24	654,000	674,451
Chubb INA Holdings, Inc.
3.35% due 05/15/24	639,000	668,225
PNC Financial Services Group, Inc.
3.90% due 04/29/24	615,000	654,865
Fifth Third Bancorp
4.30% due 01/16/24	608,000	652,572
Brookfield Finance LLC
4.00% due 04/01/24	600,000	630,110
Aon plc
3.50% due 06/14/24	605,000	629,376
HSBC USA, Inc.
3.50% due 06/23/24	600,000	624,412
Capital One Financial Corp.
3.75% due 04/24/24	553,000	574,883
Marsh & McLennan Companies, Inc.
3.50% due 06/03/24	522,000	545,505
Barclays Bank plc
3.75% due 05/15/24	500,000	526,037
PNC Bank North America
3.30% due 10/30/24	500,000	517,609
Invesco Finance plc
4.00% due 01/30/24	472,000	505,593
Ameriprise Financial, Inc.
3.70% due 10/15/24	472,000	500,311
CNA Financial Corp.
3.95% due 05/15/24	466,000	490,327
Brown & Brown, Inc.
4.20% due 09/15/24	446,000	474,720
Assured Guaranty US Holdings, Inc.
5.00% due 07/01/24[1]	419,000	460,416
WP Carey, Inc.
4.60% due 04/01/24	419,000	444,279

Guggenheim BulletShares 2024 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face Amount	Value
CORPORATE BONDS†† - 98.7% (continued)
Financial - 35.1% (continued)
Nasdaq, Inc.
4.25% due 06/01/24	$318,000	$340,735
Air Lease Corp.
4.25% due 09/15/24	238,000	252,718
VEREIT Operating Partnership, LP
4.60% due 02/06/24	210,000	222,289
Stifel Financial Corp.
4.25% due 07/18/24	210,000	216,964
Total Financial		63,261,914
Consumer, Non-cyclical - 14.9%
Becton Dickinson and Co.
3.36% due 06/06/24	1,600,000	1,622,047
3.73% due 12/15/24	1,413,000	1,462,076
HCA, Inc.
5.00% due 03/15/24	1,629,000	1,734,884
Altria Group, Inc.
4.00% due 01/31/24	1,439,000	1,546,354
Novartis Capital Corp.
3.40% due 05/06/24	1,465,000	1,545,137
Gilead Sciences, Inc.
3.70% due 04/01/24	1,259,000	1,335,683
Amgen, Inc.
3.63% due 05/22/24	1,251,000	1,309,544
Anheuser-Busch InBev Finance, Inc.
3.70% due 02/01/24	1,147,000	1,216,892
PepsiCo, Inc.
3.60% due 03/01/24	975,000	1,043,623
Tyson Foods, Inc.
3.95% due 08/15/24	861,000	918,053
Express Scripts Holding Co.
3.50% due 06/15/24	853,000	877,158
Pfizer, Inc.
3.40% due 05/15/24	813,000	861,444
Allergan Funding SCS
3.85% due 06/15/24	811,000	856,793
Philip Morris International, Inc.
3.25% due 11/10/24	813,000	835,216
Celgene Corp.
3.63% due 05/15/24	783,000	818,970
Thermo Fisher Scientific, Inc.
4.15% due 02/01/24	757,000	817,951
AmerisourceBergen Corp.
3.40% due 05/15/24	710,000	735,513
Medtronic, Inc.
3.63% due 03/15/24	653,000	695,603
McKesson Corp.
3.80% due 03/15/24	652,000	690,078
Humana, Inc.
3.85% due 10/01/24	522,000	552,948
Stryker Corp.
3.38% due 05/15/24	522,000	542,198
Mondelez International, Inc.
4.00% due 02/01/24	500,000	538,674
Anthem, Inc.
3.50% due 08/15/24	473,000	493,154
	Face Amount	Value
CORPORATE BONDS†† - 98.7% (continued)
Consumer, Non-cyclical - 14.9% (continued)
Wyeth LLC
6.45% due 02/01/24	$394,000	$482,489
General Mills, Inc.
3.65% due 02/15/24	452,000	475,869
Kroger Co.
4.00% due 02/01/24	452,000	475,729
Aetna, Inc.
3.50% due 11/15/24	400,000	419,523
Perrigo Finance Unlimited Co.
3.90% due 12/15/24	400,000	413,045
Unilever Capital Corp.
2.60% due 05/05/24	400,000	400,410
Moody's Corp.
4.88% due 02/15/24	357,000	398,693
Colgate-Palmolive Co.
3.25% due 03/15/24	367,000	384,306
Clorox Co.
3.50% due 12/15/24	367,000	380,971
Total Consumer, Non-cyclical		26,881,028
Energy - 14.3%
BP Capital Markets plc
3.81% due 02/10/24	1,043,000	1,110,638
3.22% due 04/14/24	1,000,000	1,030,802
3.54% due 11/04/24	606,000	631,965
Total Capital International S.A.
3.75% due 04/10/24	1,047,000	1,120,386
3.70% due 01/15/24	812,000	865,256
Sabine Pass Liquefaction LLC
5.75% due 05/15/24	1,700,000	1,893,154
Kinder Morgan Energy Partners, LP
4.30% due 05/01/24	627,000	656,506
4.15% due 02/01/24	631,000	655,825
4.25% due 09/01/24	367,000	381,657
CNOOC Nexen Finance 2014 ULC
4.25% due 04/30/24	1,500,000	1,610,307
MPLX, LP
4.88% due 12/01/24	1,044,000	1,125,691
Williams Partners, LP
4.30% due 03/04/24	948,000	1,006,292
Statoil ASA
3.70% due 03/01/24	918,000	978,721
Spectra Energy Partners, LP
4.75% due 03/15/24	892,000	978,190
Plains All American Pipeline Limited Partnership / PAA Finance Corp.
3.60% due 11/01/24	891,000	880,107
Exxon Mobil Corp.
3.18% due 03/15/24	812,000	850,696
Noble Energy, Inc.
3.90% due 11/15/24	795,000	816,590
Chevron Corp.
2.90% due 03/03/24	700,000	718,336
Enterprise Products Operating LLC
3.90% due 02/15/24	651,000	685,848

Guggenheim BulletShares 2024 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face Amount	Value
CORPORATE BONDS†† - 98.7% (continued)
Energy - 14.3% (continued)
ConocoPhillips Co.
3.35% due 11/15/24	$631,000	$653,278
Cimarex Energy Co.
4.38% due 06/01/24	608,000	645,647
Enable Midstream Partners, LP
3.90% due 05/15/24	626,000	627,945
Husky Energy, Inc.
4.00% due 04/15/24	575,000	591,936
Suncor Energy, Inc.
3.60% due 12/01/24	572,000	591,799
Boardwalk Pipelines, LP
4.95% due 12/15/24	522,000	557,961
Murphy Oil Corp.
6.88% due 08/15/24	522,000	552,668
Marathon Petroleum Corp.
3.63% due 09/15/24	473,000	484,188
Anadarko Petroleum Corp.
3.45% due 07/15/24	471,000	468,195
Kerr-McGee Corp.
6.95% due 07/01/24	364,000	430,729
Sunoco Logistics Partners Operations, LP
4.25% due 04/01/24	400,000	413,551
Canadian Natural Resources Ltd.
3.80% due 04/15/24	397,000	407,888
Enbridge, Inc.
3.50% due 06/10/24	397,000	404,279
Oceaneering International, Inc.
4.65% due 11/15/24	400,000	397,780
EnLink Midstream Partners, LP
4.40% due 04/01/24	314,000	323,645
Equities Midstream Partners, LP
4.00% due 08/01/24	190,000	195,755
Total Energy		25,744,211
Communications - 9.2%
Verizon Communications, Inc.
3.50% due 11/01/24	2,026,000	2,066,381
4.15% due 03/15/24	1,042,000	1,106,130
AT&T, Inc.
4.45% due 04/01/24	1,135,000	1,219,379
3.90% due 03/11/24	801,000	836,144
3.80% due 03/01/24	700,000	727,788
Comcast Corp.
3.00% due 02/01/24	1,356,000	1,385,984
3.60% due 03/01/24	657,000	694,633
Amazon.com, Inc.
3.80% due 12/05/24	973,000	1,049,861
Cisco Systems, Inc.
3.63% due 03/04/24	869,000	929,058
Alphabet, Inc.
3.38% due 02/25/24	771,000	817,812
WPP Finance 2010
3.75% due 09/19/24	684,000	706,739
Time Warner, Inc.
3.55% due 06/01/24	667,000	684,507
eBay, Inc.
3.45% due 08/01/24	583,000	597,595
CBS Corp.
3.70% due 08/15/24	575,000	596,362
	Face Amount	Value
CORPORATE BONDS†† - 98.7% (continued)
Communications - 9.2% (continued)
21st Century Fox America, Inc.
3.70% due 09/15/24	$533,000	$560,809
Omnicom Group, Inc.
3.65% due 11/01/24	523,000	542,684
Interpublic Group of Companies, Inc.
4.20% due 04/15/24	400,000	424,885
Scripps Networks Interactive, Inc.
3.90% due 11/15/24	400,000	412,570
Viacom, Inc.
3.88% due 04/01/24	367,000	371,884
Motorola Solutions, Inc.
4.00% due 09/01/24	277,000	284,766
Expedia, Inc.
4.50% due 08/15/24	253,000	271,144
Juniper Networks, Inc.
4.50% due 03/15/24	210,000	225,345
Total Communications		16,512,460
Technology - 8.8%
Apple, Inc.
3.45% due 05/06/24	2,168,000	2,286,819
3.00% due 02/09/24	1,400,000	1,440,420
2.85% due 05/11/24	1,400,000	1,426,913
International Business Machines Corp.
3.63% due 02/12/24	1,800,000	1,898,501
Microsoft Corp.
2.88% due 02/06/24	1,800,000	1,852,615
Oracle Corp.
3.40% due 07/08/24	1,649,000	1,728,878
QUALCOMM, Inc.
2.90% due 05/20/24	1,500,000	1,520,029
KLA-Tencor Corp.
4.65% due 11/01/24	1,107,000	1,212,689
Intel Corp.
2.88% due 05/11/24	1,000,000	1,021,357
Xilinx, Inc.
2.95% due 06/01/24	600,000	609,148
Fidelity National Information Services, Inc.
3.88% due 06/05/24	453,000	479,766
Pitney Bowes, Inc.
4.63% due 03/15/24[1]	305,000	313,431
Total Technology		15,790,566
Consumer, Cyclical - 6.9%
Walgreens Boots Alliance, Inc.
3.80% due 11/18/24	1,629,000	1,699,172
Ford Motor Credit Company LLC
3.81% due 01/09/24	700,000	715,923
3.66% due 09/08/24	600,000	603,289
Wal-Mart Stores, Inc.
3.30% due 04/22/24	1,233,000	1,306,523
General Motors Financial Company, Inc.
3.95% due 04/13/24	1,100,000	1,127,958
Home Depot, Inc.
3.75% due 02/15/24	863,000	925,642

Guggenheim BulletShares 2024 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face Amount	Value
CORPORATE BONDS†† - 98.7% (continued)
Consumer, Cyclical - 6.9% (continued)
Costco Wholesale Corp.
2.75% due 05/18/24	$800,000	$809,779
QVC, Inc.
4.85% due 04/01/24	773,000	807,516
Target Corp.
3.50% due 07/01/24	765,000	803,555
Delphi Corp.
4.15% due 03/15/24	679,000	723,851
American Honda Finance Corp.
2.90% due 02/16/24	500,000	514,194
CVS Health Corp.
3.38% due 08/12/24	497,000	512,847
Macy's Retail Holdings, Inc.
3.63% due 06/01/24[1]	471,000	448,176
Magna International, Inc.
3.63% due 06/15/24	417,000	437,982
McDonald's Corp.
3.25% due 06/10/24	364,000	379,679
Newell Brands, Inc.
4.00% due 12/01/24	277,000	292,667
Johnson Controls, Inc.
3.63% due 07/02/24	210,000	220,358
Total Consumer, Cyclical		12,329,111
Industrial - 5.5%
Arconic, Inc.
5.13% due 10/01/24	1,259,000	1,340,836
Burlington Northern Santa Fe LLC
3.40% due 09/01/24	608,000	639,513
3.75% due 04/01/24	453,000	486,091
General Electric Co.
3.38% due 03/11/24	575,000	607,620
3.45% due 05/15/24	470,000	497,947
Caterpillar, Inc.
3.40% due 05/15/24	939,000	987,696
Rockwell Collins, Inc.
3.20% due 03/15/24	900,000	917,343
FedEx Corp.
4.00% due 01/15/24	667,000	722,461
Keysight Technologies, Inc.
4.55% due 10/30/24	626,000	670,392
Illinois Tool Works, Inc.
3.50% due 03/01/24	576,000	612,643
United Technologies Corp.
2.80% due 05/04/24	600,000	606,135
Fluor Corp.
3.50% due 12/15/24	418,000	434,096
CSX Corp.
3.40% due 08/01/24	367,000	380,316
Ingram Micro, Inc.
5.45% due 12/15/24	367,000	374,012
John Deere Capital Corp.
3.35% due 06/12/24	210,000	220,282
	Face Amount	Value
CORPORATE BONDS†† - 98.7% (continued)
Industrial - 5.5% (continued)
Ingersoll-Rand Luxembourg Finance S.A.
3.55% due 11/01/24	$190,000	$198,597
Parker-Hannifin Corp.
3.30% due 11/21/24	190,000	198,309
Total Industrial		9,894,289
Basic Materials - 2.3%
LyondellBasell Industries N.V.
5.75% due 04/15/24	850,000	979,616
Potash Corporation of Saskatchewan, Inc.
3.63% due 03/15/24	795,000	814,631
Monsanto Co.
3.38% due 07/15/24	709,000	729,203
International Paper Co.
3.65% due 06/15/24	653,000	683,573
Dow Chemical Co.
3.50% due 10/01/24	575,000	600,364
Georgia-Pacific LLC
8.00% due 01/15/24	253,000	328,132
Total Basic Materials		4,135,519
Utilities - 1.7%
Duke Energy Corp.
3.75% due 04/15/24	783,000	831,177
Sempra Energy
3.55% due 06/15/24	521,000	539,446
Dominion Energy, Inc.
3.63% due 12/01/24	504,000	526,999
Florida Power & Light Co.
3.25% due 06/01/24	437,000	456,595
Southern California Gas Co.
3.15% due 09/15/24	367,000	382,470
MidAmerican Energy Co.
3.50% due 10/15/24	314,000	333,192
Total Utilities		3,069,879
Total Corporate Bonds
(Cost $173,321,917)		177,618,977

SECURITIES LENDING COLLATERAL††,2 - 0.3%
Repurchase Agreements
Citigroup Global Markets, Inc.
issued 08/31/17 at 1.08%
due 09/01/17	250,000	250,000
Daiwa Capital Markets America
issued 08/31/17 at 1.10%
due 09/01/17	250,000	250,000
BNP Paribas Securities Corp.
issued 08/31/17 at 1.05%
due 09/01/17	96,665	96,665
Total Securities Lending Collateral
(Cost $596,665)		596,665
Total Investments - 99.0%
(Cost $173,918,582)		$178,215,642
Other Assets & Liabilities, net - 1.0%		1,794,507
Total Net Assets - 100.0%		$180,010,149

Guggenheim BulletShares 2024 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

††	Value determined based on Level 2 inputs — See Note 3.
1	All or portion of this security is on loan at August 31, 2017 — See Note 4.
2	Securities lending collateral — See Note 4.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2024. See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at August 31, 2017 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Ubobservable Inputs	Total
Corporate Bonds	$—	$177,618,977	$—	$177,618,977
Securities Lending Collateral	—	596,665	—	596,665
Total Assets	$—	$178,215,642	$—	$178,215,642
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended August 31, 2017, there were no transfers between levels.

Guggenheim BulletShares 2025 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face Amount	Value
CORPORATE BONDS†† - 98.7%
Financial - 32.7%
Bank of America Corp.
3.95% due 04/21/25	$940,000	$971,645
3.88% due 08/01/25	835,000	878,868
4.00% due 01/22/25	731,000	757,544
Goldman Sachs Group, Inc.
3.50% due 01/23/25	1,194,000	1,217,759
3.75% due 05/22/25	627,000	647,842
4.25% due 10/21/25	418,000	438,539
Citigroup, Inc.
4.40% due 06/10/25	940,000	994,994
5.50% due 09/13/25	418,000	473,308
3.30% due 04/27/25	418,000	425,927
3.88% due 03/26/25	313,000	321,196
Wells Fargo & Co.
3.55% due 09/29/25	1,027,000	1,064,487
3.00% due 02/19/25	940,000	942,987
Morgan Stanley
4.00% due 07/23/25	1,131,000	1,194,891
5.00% due 11/24/25	731,000	805,934
JPMorgan Chase & Co.
3.13% due 01/23/25	1,198,000	1,210,002
3.90% due 07/15/25	522,000	553,201
Visa, Inc.
3.15% due 12/14/25	1,448,000	1,492,406
Barclays plc
3.65% due 03/16/25	700,000	705,477
Capital One Financial Corp.
4.20% due 10/29/25	418,000	431,927
3.20% due 02/05/25	209,000	209,296
Lloyds Banking Group plc
4.58% due 12/10/25	600,000	633,092
Cooperatieve Rabobank UA
4.38% due 08/04/25	550,000	584,846
Synchrony Financial
4.50% due 07/23/25	509,000	535,364
Welltower, Inc.
4.00% due 06/01/25	505,000	534,005
GE Capital International Funding Company Unlimited Co.
3.37% due 11/15/25	500,000	521,570
Northern Trust Corp.
3.95% due 10/30/25	405,000	435,092
American International Group, Inc.
3.75% due 07/10/25	418,000	434,942
Santander Issuances SAU
5.18% due 11/19/25	400,000	432,345
Branch Banking & Trust Co.
3.63% due 09/16/25	400,000	421,735
HSBC Holdings plc
4.25% due 08/18/25	400,000	418,795
Deutsche Bank AG
4.50% due 04/01/25[1]	400,000	404,522
State Street Corp.
3.55% due 08/18/25	314,000	333,396
Santander Holdings USA, Inc.
4.50% due 07/17/25	314,000	329,063
Boston Properties, LP
3.65% due 02/01/26	313,000	323,505
	Face Amount	Value
CORPORATE BONDS†† - 98.7% (continued)
Financial - 32.7% (continued)
PNC Bank North America
3.25% due 06/01/25	$300,000	$309,752
Aon plc
3.88% due 12/15/25	261,000	278,385
Brixmor Operating Partnership, LP
3.85% due 02/01/25	261,000	261,843
KeyBank North America/Cleveland OH
3.30% due 06/01/25	250,000	258,647
American Tower Corp.
4.00% due 06/01/25	209,000	219,315
MetLife, Inc.
3.60% due 11/13/25	105,000	110,938
3.00% due 03/01/25	105,000	106,585
AvalonBay Communities, Inc.
3.45% due 06/01/25	209,000	216,284
HCP, Inc.
4.00% due 06/01/25	105,000	110,208
3.40% due 02/01/25	105,000	106,070
Simon Property Group, LP
3.50% due 09/01/25	105,000	108,928
3.30% due 01/15/26	105,000	106,963
CME Group, Inc.
3.00% due 03/15/25	209,000	214,379
Bank of New York Mellon Corp.
3.00% due 02/24/25	209,000	212,218
National Rural Utilities Cooperative Finance Corp.
2.85% due 01/27/25	209,000	210,761
DDR Corp.
3.63% due 02/01/25	209,000	204,603
TD Ameritrade Holding Corp.
3.63% due 04/01/25	157,000	164,768
Lloyds Bank plc
3.50% due 05/14/25	108,000	112,752
Prologis, LP
3.75% due 11/01/25	105,000	111,696
Citizens Financial Group, Inc.
4.30% due 12/03/25	105,000	111,389
Marsh & McLennan Companies, Inc.
3.50% due 03/10/25	105,000	109,665
Brookfield Asset Management, Inc.
4.00% due 01/15/25	105,000	109,001
Host Hotels & Resorts, LP
4.00% due 06/15/25	105,000	108,459
Chubb INA Holdings, Inc.
3.15% due 03/15/25	105,000	108,283
Berkshire Hathaway, Inc.
3.13% due 03/15/26	105,000	107,607
Essex Portfolio, LP
3.50% due 04/01/25	105,000	107,012
Ventas Realty, LP
3.50% due 02/01/25	105,000	106,793
Discover Financial Services
3.75% due 03/04/25	105,000	106,012

Guggenheim BulletShares 2025 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face Amount	Value
CORPORATE BONDS†† - 98.7% (continued)
Financial - 32.7% (continued)
MUFG Americas Holdings Corp.
3.00% due 02/10/25	$105,000	$104,804
Total Financial		26,584,622
Consumer, Non-cyclical - 23.4%
Medtronic, Inc.
3.50% due 03/15/25	1,357,000	1,432,008
Allergan Funding SCS
3.80% due 03/15/25	1,253,000	1,312,274
AbbVie, Inc.
3.60% due 05/14/25	1,253,000	1,297,259
Merck & Company, Inc.
2.75% due 02/10/25	927,000	935,520
Celgene Corp.
3.88% due 08/15/25	835,000	885,125
UnitedHealth Group, Inc.
3.75% due 07/15/25	822,000	876,209
AstraZeneca plc
3.38% due 11/16/25	822,000	842,500
Gilead Sciences, Inc.
3.50% due 02/01/25	522,000	547,210
3.65% due 03/01/26	261,000	274,558
Reynolds American, Inc.
4.45% due 06/12/25	731,000	792,910
Kraft Heinz Foods Co.
3.95% due 07/15/25	731,000	758,997
HCA, Inc.
5.25% due 04/15/25	418,000	451,963
5.25% due 06/15/26	105,000	113,269
Biogen, Inc.
4.05% due 09/15/25	522,000	558,786
Baxalta, Inc.
4.00% due 06/23/25	522,000	550,073
Coca-Cola Co.
2.88% due 10/27/25	522,000	531,464
Zimmer Biomet Holdings, Inc.
3.55% due 04/01/25	522,000	531,237
Novartis Capital Corp.
3.00% due 11/20/25	418,000	427,840
Sysco Corp.
3.75% due 10/01/25	405,000	425,211
Eli Lilly & Co.
2.75% due 06/01/25	418,000	424,129
Abbott Laboratories
2.95% due 03/15/25	314,000	310,661
3.88% due 09/15/25	105,000	109,861
Verisk Analytics, Inc.
4.00% due 06/15/25	314,000	331,340
Automatic Data Processing, Inc.
3.38% due 09/15/25	314,000	330,565
Laboratory Corp. of America Holdings
3.60% due 02/01/25	313,000	324,374
Cigna Corp.
3.25% due 04/15/25	314,000	320,877
Amgen, Inc.
3.13% due 05/01/25	314,000	318,703
Johnson & Johnson
2.45% due 03/01/26	314,000	310,772
	Face Amount	Value
CORPORATE BONDS†† - 98.7% (continued)
Consumer, Non-cyclical - 23.4% (continued)
Whole Foods Market, Inc.
5.20% due 12/03/25	$209,000	$243,171
Mead Johnson Nutrition Co.
4.13% due 11/15/25	209,000	228,472
Cardinal Health, Inc.
3.75% due 09/15/25	209,000	220,361
PepsiCo, Inc.
3.50% due 07/17/25	105,000	111,575
2.75% due 04/30/25	105,000	106,138
Quest Diagnostics, Inc.
3.50% due 03/30/25	209,000	217,677
JM Smucker Co.
3.50% due 03/15/25	209,000	217,157
Stryker Corp.
3.38% due 11/01/25	209,000	216,834
Unilever Capital Corp.
3.10% due 07/30/25	200,000	204,602
Express Scripts Holding Co.
4.50% due 02/25/26	157,000	169,697
Zoetis, Inc.
4.50% due 11/13/25	105,000	117,201
S&P Global, Inc.
4.00% due 06/15/25	105,000	111,675
Danaher Corp.
3.35% due 09/15/25	105,000	111,464
Boston Scientific Corp.
3.85% due 05/15/25	105,000	109,986
Philip Morris International, Inc.
3.38% due 08/11/25	105,000	109,184
Dr Pepper Snapple Group, Inc.
3.40% due 11/15/25	105,000	107,962
AmerisourceBergen Corp.
3.25% due 03/01/25	105,000	107,474
Total Consumer, Non-cyclical		19,036,325
Energy - 11.5%
Halliburton Co.
3.80% due 11/15/25	818,000	846,494
Sabine Pass Liquefaction LLC
5.63% due 03/01/25	700,000	773,292
MPLX, LP
4.88% due 06/01/25	509,000	546,134
4.00% due 02/15/25	209,000	213,885
Shell International Finance BV
3.25% due 05/11/25	731,000	758,764
Exxon Mobil Corp.
2.71% due 03/06/25	522,000	531,048
3.04% due 03/01/26	157,000	161,579
Helmerich & Payne International Drilling Co.
4.65% due 03/15/25	437,000	469,485
Kinder Morgan, Inc.
4.30% due 06/01/25	418,000	437,872
Energy Transfer, LP
4.05% due 03/15/25	314,000	318,996
4.75% due 01/15/26	105,000	110,719
ONEOK Partners, LP
4.90% due 03/15/25	328,000	356,178
Enbridge Energy Partners, LP
5.88% due 10/15/25	300,000	346,398

Guggenheim BulletShares 2025 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face Amount	Value
CORPORATE BONDS†† - 98.7% (continued)
Energy - 11.5% (continued)
BP Capital Markets plc
3.51% due 03/17/25	$313,000	$326,929
Enterprise Products Operating LLC
3.75% due 02/15/25	313,000	326,752
Plains All American Pipeline Limited Partnership / PAA Finance Corp.
4.65% due 10/15/25	314,000	326,446
Spectra Energy Partners, LP
3.50% due 03/15/25	314,000	320,148
Marathon Oil Corp.
3.85% due 06/01/25	313,000	311,009
Columbia Pipeline Group, Inc.
4.50% due 06/01/25	209,000	224,823
Williams Partners, LP
4.00% due 09/15/25	105,000	108,708
3.90% due 01/15/25	105,000	108,058
Phillips 66 Partners, LP
3.61% due 02/15/25	209,000	210,545
Western Gas Partners, LP
3.95% due 06/01/25	209,000	209,293
Transcontinental Gas Pipe Line Company LLC
7.85% due 02/01/26	105,000	136,998
Devon Energy Corp.
5.85% due 12/15/25	105,000	120,320
Chevron Corp.
3.33% due 11/17/25	105,000	109,630
ConocoPhillips Co.
3.35% due 05/15/25	105,000	108,728
Occidental Petroleum Corp.
3.50% due 06/15/25	105,000	108,661
Valero Energy Corp.
3.65% due 03/15/25	105,000	108,285
Canadian Natural Resources Ltd.
3.90% due 02/01/25	105,000	107,849
EnLink Midstream Partners, LP
4.15% due 06/01/25	105,000	105,684
EOG Resources, Inc.
3.15% due 04/01/25	105,000	105,492
Total Energy		9,355,202
Technology - 10.4%
Microsoft Corp.
3.13% due 11/03/25	1,044,000	1,081,133
2.70% due 02/12/25	746,000	754,919
Apple, Inc.
3.20% due 05/13/25	731,000	756,840
2.50% due 02/09/25	418,000	413,291
Hewlett Packard Enterprise Co.
4.90% due 10/15/25	940,000	999,441
Qualcomm, Inc.
3.45% due 05/20/25	822,000	853,012
Oracle Corp.
2.95% due 05/15/25	731,000	745,576
Intel Corp.
3.70% due 07/29/25	627,000	668,966
	Face Amount	Value
CORPORATE BONDS†† - 98.7% (continued)
Technology - 10.4% (continued)
Fidelity National Information Services, Inc.
5.00% due 10/15/25	$418,000	$474,780
International Business Machines Corp.
7.00% due 10/30/25	305,000	395,865
Lam Research Corp.
3.80% due 03/15/25	314,000	328,525
Adobe Systems, Inc.
3.25% due 02/01/25	314,000	325,061
Analog Devices, Inc.
3.90% due 12/15/25	216,000	229,369
Applied Materials, Inc.
3.90% due 10/01/25	209,000	224,651
Fiserv, Inc.
3.85% due 06/01/25	209,000	219,855
Total Technology		8,471,284
Communications - 8.2%
AT&T, Inc.
3.40% due 05/15/25	1,670,000	1,666,662
3.95% due 01/15/25	314,000	325,085
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91% due 07/23/25	1,670,000	1,791,880
Comcast Corp.
3.38% due 08/15/25	418,000	431,029
3.38% due 02/15/25	314,000	325,938
CBS Corp.
3.50% due 01/15/25	314,000	320,989
4.00% due 01/15/26	157,000	164,908
Walt Disney Co.
3.15% due 09/17/25	418,000	431,007
Time Warner, Inc.
3.60% due 07/15/25	418,000	423,320
Priceline Group, Inc.
3.65% due 03/15/25	314,000	325,039
Cisco Systems, Inc.
3.50% due 06/15/25	105,000	111,343
21st Century Fox America, Inc.
3.70% due 10/15/25	105,000	109,734
Rogers Communications, Inc.
3.63% due 12/15/25	105,000	109,299
Scripps Networks Interactive, Inc.
3.95% due 06/15/25	105,000	107,904
Total Communications		6,644,137
Consumer, Cyclical - 4.8%
CVS Health Corp.
3.88% due 07/20/25	997,000	1,048,884
General Motors Financial Co., Inc.
4.00% due 01/15/25	522,000	529,578
Ford Motor Credit Company LLC
4.13% due 08/04/25	400,000	411,854
Kohl's Corp.
4.25% due 07/17/25[1]	405,000	409,971

Guggenheim BulletShares 2025 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face Amount	Value
CORPORATE BONDS†† - 98.7% (continued)
Consumer, Cyclical - 4.8% (continued)
Home Depot, Inc.
3.35% due 09/15/25	$314,000	$329,169
General Motors Financial Company, Inc.
4.30% due 07/13/25	209,000	215,915
BorgWarner, Inc.
3.38% due 03/15/25	209,000	213,096
Magna International, Inc.
4.15% due 10/01/25	105,000	113,148
Dollar General Corp.
4.15% due 11/01/25	105,000	112,796
Coach, Inc.
4.25% due 04/01/25	105,000	110,162
Lowe's Companies, Inc.
3.38% due 09/15/25	105,000	109,472
McDonald's Corp.
3.38% due 05/26/25	105,000	108,912
QVC, Inc.
4.45% due 02/15/25	105,000	106,810
General Motors Co.
4.00% due 04/01/25	105,000	106,381
Total Consumer, Cyclical		3,926,148
Industrial - 3.4%
Lockheed Martin Corp.
2.90% due 03/01/25	418,000	422,467
FedEx Corp.
3.20% due 02/01/25	405,000	416,343
Waste Management, Inc.
3.13% due 03/01/25	314,000	321,724
Republic Services, Inc.
3.20% due 03/15/25	314,000	321,034
Emerson Electric Co.
3.15% due 06/01/25	209,000	216,801
Burlington Northern Santa Fe LLC
3.00% due 04/01/25	209,000	214,207
Canadian Pacific Railway Co.
2.90% due 02/01/25	209,000	209,123
Masco Corp.
4.45% due 04/01/25	105,000	113,726
Harris Corp.
3.83% due 04/27/25	105,000	110,373
Union Pacific Corp.
3.25% due 08/15/25	105,000	109,600
Precision Castparts Corp.
3.25% due 06/15/25	105,000	108,501
CSX Corp.
3.35% due 11/01/25	105,000	108,297
3M Co.
3.00% due 08/07/25	105,000	107,623
Total Industrial		2,779,819
Utilities - 2.7%
American Water Capital Corp.
3.40% due 03/01/25	545,000	570,579
	Face Amount	Value
CORPORATE BONDS†† - 98.7% (continued)
Utilities - 2.7% (continued)
Exelon Corp.
3.95% due 06/15/25	418,000	441,995
Dominion Energy, Inc.
3.90% due 10/01/25	305,000	323,814
Pacific Gas & Electric Co.
3.50% due 06/15/25	209,000	219,141
Xcel Energy, Inc.
3.30% due 06/01/25	209,000	215,114
Southern Power Co.
4.15% due 12/01/25	105,000	111,466
WEC Energy Group, Inc.
3.55% due 06/15/25	105,000	109,838
Duke Energy Progress LLC
3.25% due 08/15/25	105,000	109,081
Florida Power & Light Co.
3.13% due 12/01/25	105,000	108,734
Total Utilities		2,209,762
Basic Materials - 1.6%
Eastman Chemical Co.
3.80% due 03/15/25	631,000	655,780
Agrium, Inc.
3.38% due 03/15/25	209,000	213,604
Potash Corporation of Saskatchewan, Inc.
3.00% due 04/01/25	209,000	208,009
Rio Tinto Finance USA Ltd.
3.75% due 06/15/25	105,000	111,963
International Paper Co.
3.80% due 01/15/26	105,000	108,750
Total Basic Materials		1,298,106
Total Corporate Bonds
(Cost $78,920,815)		80,305,405
SECURITIES LENDING COLLATERAL††,2 - 0.5%
Repurchase Agreements
Daiwa Capital Markets America
issued 08/31/17 at 1.10%
due 09/01/17	$250,000	$250,000
BNP Paribas Securities Corp.
issued 08/31/17 at 1.05%
due 09/01/17	169,287	169,287
Total Securities Lending Collateral
(Cost $419,287)		419,287
Total Investments - 99.2%
(Cost $79,340,102)		$80,724,692
Other Assets & Liabilities, net - 0.8%		601,884
Total Net Assets - 100.0%		$81,326,576

Guggenheim BulletShares 2025 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

††	Value determined based on Level 2 inputs — See Note 3.
1	All or portion of this security is on loan at August 31, 2017 — See Note 4.
2	Securities lending collateral — See Note 4.

plc	Public Limited Company
Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2025. See Sector Classification in Other Information section.
The following table summarizes the inputs used to value the Fund's investments at August 31, 2017 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Ubobservable Inputs	Total
Corporate Bonds	$—	$80,305,405	$—	$80,305,405
Securities Lending Collateral	—	419,287	—	419,287
Total Assets	$—	$80,724,692	$—	$80,724,692
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended August 31, 2017, there were no transfers between levels.

Guggenheim BulletShares 2026 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face Amount	Value
CORPORATE BONDS†† - 98.8%
Financial - 38.4%
Citigroup, Inc.
4.30% due 11/20/26	$272,000	$285,313
3.40% due 05/01/26	271,000	273,928
3.20% due 10/21/26	271,000	268,598
4.60% due 03/09/26	136,000	145,396
3.70% due 01/12/26	136,000	140,436
Wells Fargo & Co.
3.00% due 04/22/26	405,000	401,078
3.00% due 10/23/26	405,000	400,898
4.10% due 06/03/26	271,000	284,890
HSBC Holdings plc
4.30% due 03/08/26	800,000	864,298
3.90% due 05/25/26	200,000	210,112
JPMorgan Chase & Co.
4.13% due 12/15/26	272,000	286,056
3.30% due 04/01/26	271,000	273,662
2.95% due 10/01/26	272,000	268,139
3.20% due 06/15/26	136,000	136,149
Morgan Stanley
4.35% due 09/08/26	272,000	285,783
3.88% due 01/27/26	272,000	284,627
3.13% due 07/27/26	272,000	268,767
6.25% due 08/09/26	100,000	121,194
Bank of America Corp.
4.45% due 03/03/26	272,000	289,689
3.50% due 04/19/26	270,000	275,415
4.25% due 10/22/26	136,000	143,213
Sumitomo Mitsui Financial Group, Inc.
3.01% due 10/19/26	272,000	271,126
2.63% due 07/14/26	272,000	263,548
3.78% due 03/09/26	136,000	143,484
Cooperatieve Rabobank UA
3.75% due 07/21/26	550,000	562,675
Barclays plc
5.20% due 05/12/26	200,000	214,279
4.38% due 01/12/26	200,000	211,011
Berkshire Hathaway, Inc.
3.13% due 03/15/26	371,000	380,211
Crown Castle International Corp.
4.45% due 02/15/26	200,000	214,350
3.70% due 06/15/26	136,000	138,217
Branch Banking & Trust Co.
3.80% due 10/30/26	300,000	320,619
Boston Properties, LP
3.65% due 02/01/26	180,000	186,041
2.75% due 10/01/26	136,000	131,014
Goldman Sachs Group, Inc.
3.75% due 02/25/26	300,000	310,138
US Bancorp
3.10% due 04/27/26	136,000	137,302
2.38% due 07/22/26	136,000	131,200
American Tower Corp.
3.38% due 10/15/26	136,000	135,135
4.40% due 02/15/26	100,000	106,745
Royal Bank of Scotland Group plc
4.80% due 04/05/26	200,000	214,473
	Face Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Financial - 38.4% (continued)
Trinity Acquisition plc
4.40% due 03/15/26	$200,000	$213,888
Marsh & McLennan Companies, Inc.
3.75% due 03/14/26	200,000	212,203
Mitsubishi UFJ Financial Group, Inc.
3.85% due 03/01/26	200,000	211,478
Ventas Realty, LP
4.13% due 01/15/26	200,000	210,833
Fifth Third Bank/Cincinnati OH
3.85% due 03/15/26	200,000	208,946
SunTrust Bank/Atlanta GA
3.30% due 05/15/26	200,000	200,545
Mizuho Financial Group, Inc.
2.84% due 09/13/26	200,000	196,426
Omega Healthcare Investors, Inc.
5.25% due 01/15/26	153,000	164,457
Manulife Financial Corp.
4.15% due 03/04/26	136,000	146,468
Welltower, Inc.
4.25% due 04/01/26	136,000	145,860
American International Group, Inc.
3.90% due 04/01/26	136,000	142,225
Nasdaq, Inc.
3.85% due 06/30/26	136,000	141,562
Chubb INA Holdings, Inc.
3.35% due 05/03/26	136,000	140,972
Old Republic International Corp.
3.88% due 08/26/26	136,000	139,243
Raymond James Financial, Inc.
3.63% due 09/15/26	136,000	138,618
Capital One Financial Corp.
3.75% due 07/28/26	136,000	135,688
Bank of New York Mellon Corp.
2.80% due 05/04/26	136,000	135,395
State Street Corp.
2.65% due 05/19/26	136,000	134,582
Ameriprise Financial, Inc.
2.88% due 09/15/26	136,000	134,383
ERP Operating, LP
2.85% due 11/01/26	136,000	134,288
Kimco Realty Corp.
2.80% due 10/01/26	136,000	129,490
CBRE Services, Inc.
4.88% due 03/01/26	100,000	109,039
Lloyds Banking Group plc
4.65% due 03/24/26	100,000	106,475
Simon Property Group, LP
3.30% due 01/15/26	100,000	101,870
Total Financial		13,714,143
Consumer, Non-cyclical - 20.9%
Anheuser-Busch InBev Finance, Inc.
3.65% due 02/01/26	901,000	938,796

Guggenheim BulletShares 2026 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Consumer, Non-cyclical - 20.9% (continued)
Shire Acquisitions Investments Ireland DAC
3.20% due 09/23/26	$405,000	$399,125
Abbott Laboratories
3.75% due 11/30/26	361,000	373,643
Gilead Sciences, Inc.
3.65% due 03/01/26	350,000	368,181
PepsiCo, Inc.
2.85% due 02/24/26	200,000	202,071
2.38% due 10/06/26	136,000	131,936
Kroger Co.
3.50% due 02/01/26	200,000	199,206
2.65% due 10/15/26	136,000	126,817
HCA, Inc.
5.25% due 06/15/26	300,000	323,625
Pfizer, Inc.
3.00% due 12/15/26	181,000	184,530
2.75% due 06/03/26	136,000	135,960
Mylan N.V.
3.95% due 06/15/26	271,000	276,339
Procter & Gamble Co.
2.70% due 02/02/26	136,000	137,300
2.45% due 11/03/26	136,000	134,415
Express Scripts Holding Co.
4.50% due 02/25/26	250,000	270,217
Johnson & Johnson
2.45% due 03/01/26	271,000	268,214
Molson Coors Brewing Co.
3.00% due 07/15/26	270,000	265,104
S&P Global, Inc.
4.40% due 02/15/26	200,000	217,549
Perrigo Finance Unlimited Co.
4.38% due 03/15/26	200,000	207,929
Stryker Corp.
3.50% due 03/15/26	200,000	207,877
Total System Services, Inc.
4.80% due 04/01/26	181,000	201,284
Philip Morris International, Inc.
2.75% due 02/25/26	200,000	198,427
UnitedHealth Group, Inc.
3.10% due 03/15/26	136,000	138,634
Sysco Corp.
3.30% due 07/15/26	136,000	137,854
Kellogg Co.
3.25% due 04/01/26	136,000	137,316
AbbVie, Inc.
3.20% due 05/14/26	136,000	136,148
Thermo Fisher Scientific, Inc.
2.95% due 09/19/26	136,000	134,722
Bunge Limited Finance Corp.
3.25% due 08/15/26	136,000	132,977
Ecolab, Inc.
2.70% due 11/01/26	136,000	132,848
Archer-Daniels-Midland Co.
2.50% due 08/11/26	136,000	132,180
Baxter International, Inc.
2.60% due 08/15/26	136,000	132,043
Kraft Heinz Foods Co.
3.00% due 06/01/26	136,000	131,267
	Face Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Consumer, Non-cyclical - 20.9% (continued)
Coca-Cola Co.
2.25% due 09/01/26	$136,000	$131,126
Amgen, Inc.
2.60% due 08/19/26	136,000	131,037
Unilever Capital Corp.
2.00% due 07/28/26	100,000	93,449
Total Consumer, Non-cyclical		7,470,146
Energy - 10.3%
Exxon Mobil Corp.
3.04% due 03/01/26	321,000	330,364
Chevron Corp.
2.95% due 05/16/26	272,000	275,299
Shell International Finance BV
2.88% due 05/10/26	136,000	136,910
2.50% due 09/12/26	136,000	133,103
Transcontinental Gas Pipe Line Company LLC
7.85% due 02/01/26	200,000	260,948
ConocoPhillips Co.
4.95% due 03/15/26	200,000	225,069
Magellan Midstream Partners, LP
5.00% due 03/01/26	200,000	224,535
Anadarko Petroleum Corp.
5.55% due 03/15/26	200,000	223,620
EOG Resources, Inc.
4.15% due 01/15/26	200,000	213,503
Energy Transfer, LP
4.75% due 01/15/26	200,000	210,893
Enterprise Products Operating LLC
3.70% due 02/15/26	200,000	206,953
HollyFrontier Corp.
5.88% due 04/01/26	181,000	196,832
Occidental Petroleum Corp.
3.40% due 04/15/26	136,000	139,813
BP Capital Markets plc
3.12% due 05/04/26	136,000	137,501
Spectra Energy Partners, LP
3.38% due 10/15/26	136,000	135,964
TransCanada PipeLines Ltd.
4.88% due 01/15/26	120,000	135,829
Buckeye Partners, LP
3.95% due 12/01/26	136,000	135,492
Valero Energy Corp.
3.40% due 09/15/26	136,000	135,321
Sunoco Logistics Partners Operations, LP
3.90% due 07/15/26	136,000	134,766
Pioneer Natural Resources Co.
4.45% due 01/15/26	100,000	108,322
Total Energy		3,701,037
Consumer, Cyclical - 7.8%
General Motors Financial Company, Inc.
5.25% due 03/01/26	300,000	327,472
4.00% due 10/06/26	136,000	136,489
McDonald's Corp.
3.70% due 01/30/26	400,000	421,809

Guggenheim BulletShares 2026 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Consumer, Cyclical - 7.8% (continued)
Newell Brands, Inc.
4.20% due 04/01/26	$272,000	$290,281
Home Depot, Inc.
3.00% due 04/01/26	136,000	138,328
2.13% due 09/15/26	136,000	128,950
Ford Motor Co.
4.35% due 12/08/26	181,000	187,849
Walgreens Boots Alliance, Inc.
3.45% due 06/01/26	136,000	136,619
Marriott International, Inc.
3.13% due 06/15/26	136,000	136,081
CVS Health Corp.
2.88% due 06/01/26	136,000	133,414
NIKE, Inc.
2.38% due 11/01/26	136,000	132,018
Lowe's Companies, Inc.
2.50% due 04/15/26	136,000	131,354
Target Corp.
2.50% due 04/15/26	136,000	130,694
TJX Companies, Inc.
2.25% due 09/15/26	136,000	128,472
Under Armour, Inc.
3.25% due 06/15/26	136,000	127,569
Ford Motor Credit Company LLC
4.39% due 01/08/26	100,000	103,908
Total Consumer, Cyclical		2,791,307
Communications - 7.3%
Cisco Systems, Inc.
2.50% due 09/20/26	270,000	264,119
2.95% due 02/28/26	136,000	137,997
Walt Disney Co.
3.00% due 02/13/26	136,000	138,274
1.85% due 07/30/26	136,000	126,582
Alphabet, Inc.
2.00% due 08/15/26	270,000	256,189
Verizon Communications, Inc.
2.63% due 08/15/26	270,000	253,774
AT&T, Inc.
4.13% due 02/17/26	200,000	206,872
Time Warner, Inc.
3.88% due 01/15/26	200,000	204,470
Comcast Corp.
3.15% due 03/01/26	200,000	202,396
Pacific Bell Telephone Co.
7.13% due 03/15/26	136,000	167,965
CBS Corp.
4.00% due 01/15/26	141,000	148,102
Priceline Group, Inc.
3.60% due 06/01/26	136,000	139,498
Omnicom Group, Inc.
3.60% due 04/15/26	136,000	138,629
Viacom, Inc.
3.45% due 10/04/26	136,000	131,404
	Face Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Communications - 7.3% (continued)
Discovery Communications LLC
4.90% due 03/11/26	$100,000	$107,129
Total Communications		2,623,400
Technology - 5.1%
Apple, Inc.
3.25% due 02/23/26	381,000	394,408
2.45% due 08/04/26	270,000	262,511
Microsoft Corp.
2.40% due 08/08/26	405,000	394,704
Oracle Corp.
2.65% due 07/15/26	270,000	265,684
NVIDIA Corp.
3.20% due 09/16/26	136,000	136,703
Fidelity National Information Services, Inc.
3.00% due 08/15/26	136,000	134,136
Intel Corp.
2.60% due 05/19/26	136,000	133,586
International Business Machines Corp.
3.45% due 02/19/26	100,000	103,827
Total Technology		1,825,559
Industrial - 4.3%
Lockheed Martin Corp.
3.55% due 01/15/26	400,000	418,481
Canadian National Railway Co.
2.75% due 03/01/26	200,000	201,200
FedEx Corp.
3.25% due 04/01/26	136,000	138,888
Illinois Tool Works, Inc.
2.65% due 11/15/26	136,000	134,959
United Technologies Corp.
2.65% due 11/01/26	136,000	132,665
Honeywell International, Inc.
2.50% due 11/01/26	136,000	132,328
CSX Corp.
2.60% due 11/01/26	136,000	131,389
3M Co.
2.25% due 09/19/26	136,000	131,071
General Dynamics Corp.
2.13% due 08/15/26	136,000	129,709
Total Industrial		1,550,690
Utilities - 3.8%
Southern Co.
3.25% due 07/01/26	272,000	271,546
Virginia Electric & Power Co.
3.15% due 01/15/26	200,000	204,795
Pacific Gas & Electric Co.
2.95% due 03/01/26	200,000	201,833
Exelon Corp.
3.40% due 04/15/26	136,000	138,448
PPL Capital Funding, Inc.
3.10% due 05/15/26	136,000	135,859
Southern California Gas Co.
2.60% due 06/15/26	136,000	134,251
Entergy Corp.
2.95% due 09/01/26	136,000	133,347

Guggenheim BulletShares 2026 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Utilities - 3.8% (continued)
Duke Energy Corp.
2.65% due 09/01/26	$136,000	$131,667
Total Utilities		1,351,746
Basic Materials - 0.9%
Praxair, Inc.
3.20% due 01/30/26	200,000	207,023
	Face
	Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Basic Materials - 0.9% (continued)
International Paper Co.
3.80% due 01/15/26	$100,000	$103,571
Total Basic Materials		310,594
Total Corporate Bonds
(Cost $34,867,632)		35,338,622
Total Investments - 98.8%
(Cost $34,867,632)		$35,338,622
Other Assets & Liabilities, net - 1.2%		419,414
Total Net Assets - 100.0%		$35,758,036

††	Value determined based on Level 2 inputs — See Note 3.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2026.

See Sector Classification in Other Information section.
The following table summarizes the inputs used to value the Fund's investments at August 31, 2017 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Unobservable Inputs	Total
Corporate Bonds	$—	$35,338,622	$—	$35,338,622
Total Assets	$—	$35,338,622	$—	$35,338,622
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended August 31, 2017, there were no transfers between levels.

Guggenheim BulletShares 2017 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

Face
Amount	Value
U.S. TREASURY BILLS†† - 68.5%
1.05% due 12/14/17[1,5,7]	$105,000,000	$104,717,830
1.06% due 12/14/17[1,5,7]	75,000,000	74,798,450
1.07% due 12/14/17[1,5,7]	56,824,500	56,671,794
1.03% due 12/14/17[1,5,7]	19,000,000	18,948,941
1.02% due 12/14/17[1,5,7]	19,000,000	18,948,941
0.97% due 12/14/17[1,5,7]	19,000,000	18,948,941
0.90% due 12/14/17[1,5,7]	15,000,000	14,959,690
1.04% due 12/14/17[1,5,7]	5,000,000	4,986,563
0.89% due 12/14/17[1,5,7]	3,000,000	2,991,938
Total U.S. Treasury Bills
(Cost $315,864,607)		315,973,088
CORPORATE BONDS†† - 30.4%
Financial - 8.3%
Springleaf Finance Corp.
6.90% due 12/15/17	14,545,000	14,715,904
6.50% due 09/15/17	3,900,000	3,905,070
Ally Financial, Inc.
6.25% due 12/01/17	5,831,000	5,896,599
3.25% due 09/29/17	2,508,000	2,510,633
iStar, Inc.
4.00% due 11/01/17	7,124,000	7,116,876
Navient Corp.
4.63% due 09/25/17	4,140,000	4,144,140
Total Financial		38,289,222
Consumer, Non-cyclical - 8.2%
Spectrum Brands, Inc.
6.63% due 11/15/22	7,827,000	8,149,864
Service Corporation
International
5.38% due 01/15/22	6,617,000	6,823,781
Hertz Corp.
6.75% due 04/15/19[1]	6,749,000	6,727,909
Tesco plc
5.50% due 11/15/17[2]	6,494,000	6,549,310
FTI Consulting, Inc.
6.00% due 11/15/22	3,716,000	3,859,995
DS Services of America, Inc.
10.00% due 09/01/21[2]	3,422,000	3,629,031
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[2]	2,039,000	2,042,897
Total Consumer, Non-cyclical		37,782,787
Communications - 6.5%
Univision Communications, Inc.
6.75% due 09/15/22[2]	13,994,000	14,532,769
Match Group, Inc.
6.75% due 12/15/22	6,973,000	7,225,771
Cablevision Systems Corp.
8.63% due 09/15/17	5,377,000	5,391,787
McClatchy Co.
9.00% due 12/15/22[1]	2,600,000	2,704,000
Total Communications		29,854,327
Energy - 3.0%
Transocean, Inc.
4.50% due 10/15/17	7,327,000	7,345,317

	Face
	Amount	Value
CORPORATE BONDS†† - 30.4% (continued)
Energy - 3.0% (continued)
Andeavor
4.25% due 10/01/17	$6,600,000	$6,605,937
Total Energy		13,951,254
Basic Materials - 2.0%
Anglo American Capital plc
2.63% due 09/27/17[2]	9,275,000	9,276,855
Consumer, Cyclical - 1.5%
Lennar Corp.
4.75% due 12/15/17	4,331,000	4,341,828
Shingle Springs Tribal Gaming
Authority
9.75% due 09/01/21[2]	1,806,000	1,895,171
KB Home
9.10% due 09/15/17	865,000	868,244
Logan's Roadhouse, Inc.
10.75% due 10/15/17†††,3,6	514,000	–
Total Consumer, Cyclical		7,105,243
Industrial - 0.9%
Orbital ATK, Inc.
5.25% due 10/01/21	3,802,000	3,925,565
Total Corporate Bonds
(Cost $140,361,169)		140,185,253
SECURITIES LENDING COLLATERAL††,4 - 2.0%
Repurchase Agreements
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 08/31/17 at 1.08%
due 09/01/17	2,150,031	2,150,031
Nomura Securities International, Inc.
issued 08/31/17 at 1.08%
due 09/01/17	2,150,031	2,150,031
RBC Dominion Securities, Inc.
issued 08/31/17 at 1.05%
due 09/01/17	2,150,031	2,150,031
Daiwa Capital Markets America
issued 08/31/17 at 1.10%
due 09/01/17	2,150,031	2,150,031
J.P. Morgan Securities LLC
issued 08/31/17 at 1.06%
due 09/01/17	588,228	588,228
Total Securities Lending Collateral
(Cost $9,188,352)		9,188,352
Total Investments - 100.9%
(Cost $465,414,128)		$465,346,693
Other Assets & Liabilities, net - (0.9)%		(4,060,038)
Total Net Assets - 100.0%		$461,286,655

 ††    Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.

Guggenheim BulletShares 2017 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

†††	Value determined based on Level 3 inputs — See Note 3.
1	All or portion of this security is on loan at August 31, 2017 — See Note 4.
2
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $37,926,033 (cost $37,805,772), or 8.2% of total net assets.

3	Security is in default of interest and/or principal obligations.
4	Securities lending collateral — See Note 4.
5	Zero coupon rate security.
6	Security was fair valued by the Valuation Committee at August 31, 2017. The total market value of fair valued securities amounts to $0, (cost $504,613) or 0.0% of net assets.
7	Rate indicated is the effective yield at the time of purchase.
plc       Public Limited Company
Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2017.
See Sector Classification in Other Information section.
The following table summarizes the inputs used to value the Fund's investments at August 31, 2017 (See Note 3 in the Notes to Schedule of Investments):
		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
Investments in Securities (Assets)	Prices	Inputs	Inputs		Total
Corporate Bonds	$—	$140,185,253	$—	*	$140,185,253
Securities Lending Collateral	—	9,188,352	—		9,188,352
U.S. Treasury Bills	—	315,973,088	—		315,973,088
Total Assets	$—	$465,346,693	$—	*	$465,346,693

*Includes a security with a market value of $0.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
For the period ended August 31, 2017, there were no transfers between levels.

Guggenheim BulletShares 2018 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Shares	Value
COMMON STOCKS††† - 0.0%
Industrial – 0.0%
Tervita Corp.* ,4	3,325	$–
Total Common Stocks
(Cost $28,262)		–

	Face
	Amount
CORPORATE BONDS†† - 97.4%
Communications - 22.0%
T-Mobile USA, Inc.
6.63% due 04/01/23	$26,760,000	28,265,250
6.13% due 01/15/22	15,552,000	16,251,840
6.84% due 04/28/23	8,922,000	9,457,320
6.00% due 03/01/23	5,637,000	5,954,081
Sprint Communications, Inc.
9.00% due 11/15/18[1]	50,074,000	54,142,512
CCO Holdings LLC / CCO Holdings Capital Corp.
5.75% due 01/15/24	16,092,000	16,921,543
5.75% due 09/01/23	8,494,000	8,854,995
DISH DBS Corp.
4.25% due 04/01/18	18,839,000	19,098,036
CSC Holdings LLC
7.63% due 07/15/18	8,236,000	8,627,210
7.88% due 02/15/18	5,272,000	5,410,390
Cablevision Systems Corp.
7.75% due 04/15/18	11,234,000	11,599,105
TEGNA, Inc.
6.38% due 10/15/23	10,434,000	11,112,210
Frontier Communications Corp.
8.13% due 10/01/18	9,539,000	9,789,399
Level 3 Financing, Inc.
5.63% due 02/01/23	8,161,000	8,426,233
Lamar Media Corp.
5.88% due 02/01/22	6,422,000	6,614,660
5.00% due 05/01/23	807,000	839,280
Bankrate, Inc.
6.13% due 08/15/18[1]	5,297,000	5,311,566
Virgin Media Finance plc
6.38% due 04/15/23[1]	4,660,000	4,904,650
HC2 Holdings, Inc.
11.00% due 12/01/19[1]	3,801,000	3,858,015
IAC
4.88% due 11/30/18	3,279,000	3,297,035
Mediacom Broadband LLC / Mediacom Broadband Corp.
6.38% due 04/01/23	2,632,000	2,753,730
Total Communications		241,489,060
Consumer, Cyclical - 18.1%
Dollar Tree, Inc.
5.75% due 03/01/23	40,203,000	42,615,180
Rite Aid Corp.
6.13% due 04/01/23[1,2]	24,276,000	23,911,860
9.25% due 03/15/20	11,372,000	11,784,235
Jaguar Land Rover Automotive plc
4.13% due 12/15/18[1]	11,480,000	11,695,250
5.63% due 02/01/23[1]	9,000,000	9,337,500
Algeco Scotsman Global Finance plc
8.50% due 10/15/18[1]	17,454,000	16,843,110

	Face Amount	Value
CORPORATE BONDS†† - 97.4% (continued)
Consumer, Cyclical - 18.1% (continued)
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.38% due 11/01/18	$8,792,000	$8,967,840
American Airlines Group, Inc.
6.13% due 06/01/18	8,490,000	8,776,538
CalAtlantic Group, Inc.
8.38% due 05/15/18	8,232,000	8,592,149
Lennar Corp.
4.13% due 12/01/18	4,422,000	4,515,968
6.95% due 06/01/18	3,461,000	3,591,480
Reliance Intermediate Holdings, LP
6.50% due 04/01/23[1]	5,458,000	5,812,770
International Automotive Components Group S.A.
9.13% due 06/01/18[1]	5,840,000	5,752,400
TRU Taj LLC / TRU Taj Finance, Inc.
12.00% due 08/15/21[1,2]	5,760,000	5,553,216
United Continental Holdings, Inc.
6.38% due 06/01/18	4,936,000	5,084,080
KB Home
7.25% due 06/15/18	4,255,000	4,419,881
JC Penney Corporation, Inc.
5.75% due 02/15/18	4,090,000	4,141,125
Yum! Brands, Inc.
6.25% due 03/15/18	3,667,000	3,758,675
M/I Homes, Inc.
6.75% due 01/15/21	3,504,000	3,679,200
Sears Holdings Corp.
6.63% due 10/15/18	2,870,000	2,726,500
Beacon Roofing Supply, Inc.
6.38% due 10/01/23	2,097,000	2,233,305
NAI Entertainment Holdings / NAI Entertainment Holdings Finance Corp.
5.00% due 08/01/18[1]	2,208,000	2,216,832
Brinker International, Inc.
2.60% due 05/15/18	1,933,000	1,937,388
Carrols Restaurant Group, Inc.
8.00% due 05/01/22	840,000	898,800
Station Casinos LLC
7.50% due 03/01/21	480,000	499,200
Total Consumer, Cyclical		199,344,482
Financial - 18.0%
Ally Financial, Inc.
3.60% due 05/21/18	14,448,000	14,599,704
4.75% due 09/10/18	11,283,000	11,561,577
3.25% due 11/05/18	10,990,000	11,110,450
8.00% due 12/31/18	7,457,000	7,997,633
3.25% due 02/13/18	7,460,000	7,497,300
Navient Corp.
8.45% due 06/15/18	39,808,000	41,848,159
Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
4.88% due 03/15/19	20,406,000	20,635,568

Guggenheim BulletShares 2018 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face Amount	Value
CORPORATE BONDS†† - 97.4% (continued)
Financial - 18.0% (continued)
Equinix, Inc.
5.38% due 01/01/22	$11,560,000	$12,138,000
5.38% due 04/01/23	7,132,000	7,470,770
Genworth Holdings, Inc.
6.52% due 05/22/18[2]	11,500,000	11,715,625
Iron Mountain, Inc.
6.00% due 08/15/23	9,398,000	10,020,618
iStar, Inc.
4.88% due 07/01/18	5,554,000	5,600,931
7.13% due 02/15/18	4,213,000	4,313,059
Rialto Holdings LLC / Rialto Corp.
7.00% due 12/01/18[1]	7,793,000	7,917,688
Nationstar Mortgage LLC / Nationstar Capital Corp.
6.50% due 08/01/18	7,391,000	7,404,858
Aircastle Ltd.
4.63% due 12/15/18	6,064,000	6,253,500
DuPont Fabros Technology, LP
5.63% due 06/15/23	3,960,000	4,227,300
International Lease Finance Corp.
3.88% due 04/15/18	3,960,000	4,005,318
TMX Finance LLC / TitleMax Finance Corp.
8.50% due 09/15/18[1]	2,388,000	2,214,870
Total Financial		198,532,928
Consumer, Non-cyclical - 11.4%
Centene Corp.
5.63% due 02/15/21	23,028,000	24,006,690
Hologic, Inc.
5.25% due 07/15/22[1]	14,478,000	15,296,730
APX Group, Inc.
7.88% due 12/01/22	13,855,000	15,067,313
Kinetic Concepts Incorporated / KCI USA Inc
7.88% due 02/15/21[1]	12,304,000	12,949,960
Post Holdings, Inc.
6.00% due 12/15/22[1]	9,976,000	10,537,150
Darling Ingredients, Inc.
5.38% due 01/15/22	7,532,000	7,823,865
JBS USA LUX S.A. / JBS USA Finance, Inc.
8.25% due 02/01/20[1]	7,628,000	7,780,560
United Rentals North America, Inc.
7.63% due 04/15/22	7,312,000	7,644,696
Alere, Inc.
7.25% due 07/01/18	6,331,000	6,356,324
Mallinckrodt International Finance S.A.
3.50% due 04/15/18	4,963,000	4,994,019
Service Corporation International
7.63% due 10/01/18	4,176,000	4,431,780
Flexi-Van Leasing, Inc.
7.88% due 08/15/18[1]	4,318,000	4,242,435

	Face Amount	Value
CORPORATE BONDS†† - 97.4% (continued)
Consumer, Non-cyclical - 11.4% (continued)
Marfrig Holdings Europe BV
8.38% due 05/09/18[1]	$4,000,000	$4,150,000
Total Consumer, Non-cyclical		125,281,522
Basic Materials - 9.2%
United States Steel Corp.
8.38% due 07/01/21[1]	17,894,000	19,817,605
7.00% due 02/01/18	982,000	1,001,886
CF Industries, Inc.
6.88% due 05/01/18	14,426,000	14,894,844
ArcelorMittal
6.13% due 06/01/18	8,805,000	9,067,389
Freeport-McMoRan, Inc.
6.50% due 11/15/20	8,625,000	8,840,625
Platform Specialty Products Corp.
10.38% due 05/01/21[1]	7,720,000	8,482,349
Kraton Polymers LLC / Kraton Polymers Capital Corp.
10.50% due 04/15/23[1]	6,897,000	7,983,278
Lundin Mining Corp.
7.88% due 11/01/22[1]	7,121,000	7,797,495
Constellium N.V.
7.88% due 04/01/21[1]	7,030,000	7,495,738
Cornerstone Chemical Co.
9.38% due 03/15/18[1]	6,908,000	6,923,288
Steel Dynamics, Inc.
5.25% due 04/15/23	6,344,000	6,597,760
Smurfit Kappa Acquisitions Unlimited Co.
4.88% due 09/15/18[1]	2,525,000	2,581,813
Total Basic Materials		101,484,070
Technology - 8.0%
EMC Corp.
1.88% due 06/01/18	38,320,000	38,188,600
Dell International LLC / EMC Corp.
5.88% due 06/15/21[1]	29,348,000	30,843,281
Qorvo, Inc.
6.75% due 12/01/23	7,207,000	7,873,648
Dell, Inc.
5.65% due 04/15/18	4,974,000	5,098,350
BMC Software, Inc.
7.25% due 06/01/18	3,200,000	3,272,000
NXP BV / NXP Funding LLC
5.75% due 03/15/23[1]	3,000,000	3,138,750
Total Technology		88,414,629
Industrial - 5.5%
CNH Industrial Capital LLC
3.63% due 04/15/18	10,241,000	10,333,169
3.88% due 07/16/18	9,904,000	10,040,180
Ply Gem Industries, Inc.
6.50% due 02/01/22	7,428,000	7,780,830
GFL Environmental, Inc.
9.88% due 02/01/21[1]	6,885,000	7,435,800
Berry Plastics Corp.
6.00% due 10/15/22	5,882,000	6,249,625
Builders FirstSource, Inc.
10.75% due 08/15/23[1]	5,391,000	6,172,695

Guggenheim BulletShares 2018 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face Amount	Value
CORPORATE BONDS†† - 97.4% (continued)
Industrial - 5.5% (continued)
Michael Baker International LLC / CDL Acquisition Company, Inc.
8.25% due 10/15/18[1]	$5,223,000	$5,242,586
NCI Building Systems, Inc.
8.25% due 01/15/23[1]	4,130,000	4,444,913
CEVA Group plc
4.00% due 05/01/18[1]	2,500,000	2,487,500
Total Industrial		60,187,298
Energy - 2.5%
Rockies Express Pipeline LLC
6.85% due 07/15/18[1]	8,825,000	9,178,000
NuStar Logistics, LP
8.15% due 04/15/18	5,596,000	5,805,850
CrownRock Limited Partnership / CrownRock Finance, Inc.
7.75% due 02/15/23[1]	3,960,000	4,217,400
Western Refining Logistics Limited Partnership / WNRL Finance Corp.
7.50% due 02/15/23	3,819,000	4,124,520
Transocean, Inc.
6.00% due 03/15/18	2,193,000	2,239,601
Seven Generations Energy Ltd.
8.25% due 05/15/20[1]	732,000	764,940
Sibur Securities DAC
3.91% due 01/31/18[1]	750,000	754,526
Total Energy		27,084,837
Utilities - 1.4%
Talen Energy Supply LLC
6.50% due 05/01/18[2]	7,746,000	7,862,189
Calpine Corp.
5.88% due 01/15/24[1]	6,631,000	6,838,219
	Face
	Amount	Value
CORPORATE BONDS†† - 97.4% (continued)
Utilities - 1.4% (continued)
NRG Energy, Inc.
7.63% due 01/15/18	$1,075,000	$1,099,188
Total Utilities		15,799,596
Diversified - 1.3%
HRG Group, Inc.
7.88% due 07/15/19	14,082,000	14,349,558
Total Corporate Bonds
(Cost $1,067,138,803)		1,071,967,980

SECURITIES LENDING COLLATERAL††,3 - 1.2%
Repurchase Agreements
Daiwa Capital Markets America
issued 08/31/17 at 1.10%
due 09/01/17	3,030,555	3,030,555
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 08/31/17 at 1.08%
due 09/01/17	3,030,555	3,030,555
RBC Dominion Securities, Inc.
issued 08/31/17 at 1.05%
due 09/01/17	3,030,555	3,030,555
Citibank
issued 08/31/17 at 1.08%
due 09/01/17	3,030,555	3,030,555
J.P. Morgan Securities LLC
issued 08/31/17 at 1.06%
due 09/01/17	898,039	898,039
Total Securities Lending Collateral
(Cost $13,020,259)		13,020,259
Total Investments - 98.6%
(Cost $1,080,187,324)		$1,084,988,239
Other Assets & Liabilities, net - 1.4%		15,178,952
Total Net Assets - 100.0%		$1,100,167,191

*	Non-income producing security.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
1
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $357,029,250 (cost $356,908,689), or 32.5% of total net assets.

2	All or portion of this security is on loan at August 31, 2017 — See Note 4.
3 4
Securities lending collateral — See Note 4.
Security was fair valued by the Valuation Committee at August 31, 2017.  The total market value of fair valued securities amounts to $0 (cost $28,262), or 0.0% of net assets.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2018. See Sector Classification in Other Information section.

Guggenheim BulletShares 2018 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

The following table summarizes the inputs used to value the Fund's investments at August 31, 2017 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$—	$—	$—	*	$—
Corporate Bonds	—	1,071,967,980	—		1,071,967,980
Securities Lending Collateral	—	13,020,259	—		13,020,259
Total Assets	$—	$1,084,988,239	$—	*	$1,084,988,239
*Includes a security with a market value of $0.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended August 31, 2017, there were no transfers between levels.

Guggenheim BulletShares 2019 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face Amount	Value
CORPORATE BONDS†† - 94.8%
Communications - 22.1%
T-Mobile USA, Inc.
6.38% due 03/01/25	$16,244,000	$17,533,367
6.50% due 01/15/24	10,021,000	10,722,470
6.00% due 04/15/24	7,200,000	7,677,000
CSC Holdings LLC
10.13% due 01/15/23[1]	17,335,000	20,125,068
8.63% due 02/15/19	4,737,000	5,187,015
CCO Holdings LLC / CCO Holdings Capital Corp.
5.88% due 04/01/24[1]	16,450,000	17,519,250
Sprint Capital Corp.
6.90% due 05/01/19	15,133,000	16,231,655
DISH DBS Corp.
7.88% due 09/01/19	13,815,000	15,213,769
VTR Finance BV
6.88% due 01/15/24[1]	12,000,000	12,780,000
Intelsat Jackson Holdings S.A.
8.00% due 02/15/24[1]	11,520,000	12,430,655
Level 3 Financing, Inc.
5.38% due 01/15/24	9,160,000	9,386,252
Sirius XM Radio, Inc.
6.00% due 07/15/24[1]	5,995,000	6,491,266
Frontier Communications Corp.
7.13% due 03/15/19	6,181,000	6,157,821
Hughes Satellite Systems Corp.
6.50% due 06/15/19	5,215,000	5,606,125
Lamar Media Corp.
5.38% due 01/15/24	4,177,000	4,401,514
HC2 Holdings, Inc.
11.00% due 12/01/19[1]	4,135,000	4,197,025
TEGNA, Inc.
5.13% due 10/15/19	2,927,000	2,974,564
VimpelCom Holdings BV
5.20% due 02/13/19[1]	2,450,000	2,535,971
Match Group, Inc.
6.38% due 06/01/24	2,197,000	2,394,730
CenturyLink, Inc.
6.15% due 09/15/19	2,205,000	2,331,788
Anixter, Inc.
5.63% due 05/01/19	2,051,000	2,158,678
Nokia Oyj
5.38% due 05/15/19	1,475,000	1,562,099
LBI Media, Inc.
10.00% due 04/15/19[1]	1,237,000	1,230,815
Total Communications		186,848,897
Consumer, Non-cyclical - 13.8%
Prime Security Services Borrower LLC / Prime Finance, Inc.
9.25% due 05/15/23[1]	33,776,000	37,406,919
CHS/Community Health Systems, Inc.
8.00% due 11/15/19	19,764,000	19,665,180
Tenet Healthcare Corp.
7.50% due 01/01/22[1]	7,500,000	8,100,000
5.50% due 03/01/19	3,481,000	3,602,835

	Face Amount	Value
CORPORATE BONDS†† - 94.8% (continued)
Consumer, Non-cyclical - 13.8% (continued)
IASIS Healthcare LLC / IASIS Capital Corp.
8.38% due 05/15/19	$8,629,000	$8,633,315
Service Corporation International
5.38% due 05/15/24	8,075,000	8,620,063
TreeHouse Foods, Inc.
6.00% due 02/15/24[1]	4,785,000	5,084,062
Centene Corp.
6.13% due 02/15/24	4,279,000	4,615,971
US Foods, Inc.
5.88% due 06/15/24[1]	4,300,000	4,498,875
APX Group, Inc.
6.38% due 12/01/19	2,933,000	3,002,219
BI-LO LLC / BI-LO Finance Corp.
9.25% due 02/15/19[1]	2,685,000	2,329,238
Safeway, Inc.
5.00% due 08/15/19[2]	2,202,000	2,240,535
BakerCorp International, Inc.
8.25% due 06/01/19	2,199,000	1,946,115
Graham Holdings Co.
7.25% due 02/01/19	1,520,000	1,626,430
Avon Products, Inc.
6.50% due 03/01/19	1,436,000	1,493,440
Vizient, Inc.
10.38% due 03/01/24[1]	1,256,000	1,447,540
Spectrum Brands, Inc.
6.13% due 12/15/24	1,322,000	1,424,455
Cenveo Corp.
6.00% due 08/01/19[1]	979,000	812,570
inVentiv Group Holdings Incorporated / inVentiv Health Inc/inVentiv Health Clinical Inc
7.50% due 10/01/24[1]	668,000	741,480
Total Consumer, Non-cyclical		117,291,242
Technology - 10.9%
Western Digital Corp.
10.50% due 04/01/24	32,123,000	38,226,369
Solera LLC / Solera Finance, Inc.
10.50% due 03/01/24[1]	18,857,000	21,567,694
Dell International LLC / EMC Corp.
7.13% due 06/15/24[1]	15,372,000	17,035,593
Dell, Inc.
5.88% due 06/15/19	5,548,000	5,877,829
Advanced Micro Devices, Inc.
6.75% due 03/01/19	4,435,000	4,723,275
Diebold Nixdorf, Inc.
8.50% due 04/15/24	3,679,000	4,035,348
Microsemi Corp.
9.13% due 04/15/23[1]	683,000	783,886
Total Technology		92,249,994
Financial - 10.5%
Navient Corp.
5.50% due 01/15/19	11,720,000	12,163,015
4.88% due 06/17/19	9,590,000	9,937,638

Guggenheim BulletShares 2019 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face Amount	Value
CORPORATE BONDS†† - 94.8% (continued)
Financial - 10.5% (continued)
Ally Financial, Inc.
3.75% due 11/18/19	$7,123,000	$7,292,171
3.50% due 01/27/19	5,319,000	5,398,785
CIT Group, Inc.
3.88% due 02/19/19	8,793,000	9,012,825
5.50% due 02/15/19[1]	2,961,000	3,105,349
iStar, Inc.
5.00% due 07/01/19	6,925,000	7,027,387
OneMain Financial Holdings LLC
6.75% due 12/15/19[1]	5,508,000	5,769,630
Springleaf Finance Corp.
5.25% due 12/15/19	5,447,000	5,664,880
Och-Ziff Finance Company LLC
4.50% due 11/20/19[1]	5,000,000	4,800,000
Aircastle Ltd.
6.25% due 12/01/19	4,253,000	4,593,240
VEREIT Operating Partnership, LP
3.00% due 02/06/19	3,409,000	3,451,855
International Lease Finance Corp.
6.25% due 05/15/19	3,068,000	3,274,558
Radian Group, Inc.
5.50% due 06/01/19	2,327,000	2,449,168
Nationstar Mortgage LLC / Nationstar Capital Corp.
9.63% due 05/01/19	1,928,000	1,993,552
Realogy Group LLC / Realogy Company-Issuer Corp.
4.50% due 04/15/19[1]	1,895,000	1,958,956
Fifth Street Finance Corp.
4.88% due 03/01/19	759,000	765,737
Total Financial		88,658,746
Industrial - 10.0%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.13% due 07/15/23[1]	10,100,000	10,538,743
7.00% due 07/15/24[1]	7,068,000	7,584,848
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
7.25% due 05/15/24[1]	16,150,000	17,875,627
Grinding Media Inc. / MC Grinding Media Canada Inc.
7.38% due 12/15/23[1]	8,970,000	9,665,175
Coveris Holdings S.A.
7.88% due 11/01/19[1]	6,200,000	6,029,500
Bombardier, Inc.
4.75% due 04/15/19[1,2]	5,401,000	5,536,024
Kratos Defense & Security Solutions, Inc.
7.00% due 05/15/19	5,341,000	5,447,820
Welbilt, Inc.
9.50% due 02/15/24	4,007,000	4,638,103
Cleaver-Brooks, Inc.
8.75% due 12/15/19[1]	3,930,000	4,047,900
Zekelman Industries, Inc.
9.88% due 06/15/23[1]	3,175,000	3,563,938
CNH Industrial Capital LLC
3.38% due 07/15/19[2]	2,641,000	2,683,916

	Face Amount	Value
CORPORATE BONDS†† - 94.8% (continued)
Industrial - 10.0% (continued)
Engility Corp.
8.88% due 09/01/24	$2,000,000	$2,190,000
CTP Transportation Products LLC / CTP Finance, Inc.
8.25% due 12/15/19[1]	2,259,000	2,140,403
Meccanica Holdings USA, Inc.
6.25% due 07/15/19[1]	1,500,000	1,601,250
Greif, Inc.
7.75% due 08/01/19	1,187,000	1,296,798
LSB Industries, Inc.
8.50% due 08/01/19[3]	265,000	260,363
Total Industrial		85,100,408
Energy - 8.9%
Whiting Petroleum Corp.
5.00% due 03/15/19	9,122,000	9,076,390
Targa Resources Partners LP / Targas Resources Finance Corp.
4.13% due 11/15/19	5,822,000	5,894,774
Weatherford International Ltd.
9.63% due 03/01/19	5,442,000	5,850,150
Targa Resources Partners Limited Partnership / Targa Resources Partners Finance Corp.
6.75% due 03/15/24	5,247,000	5,706,113
SESI LLC
6.38% due 05/01/19	5,655,000	5,662,917
DCP Midstream Operating, LP
2.70% due 04/01/19	3,250,000	3,245,938
9.75% due 03/15/19[1]	2,113,000	2,332,224
Canbriam Energy, Inc.
9.75% due 11/15/19[1]	4,568,000	4,682,200
Niska Gas Storage Ltd. / Niska Gas Storage Canada Finance Corp.
6.50% due 04/01/19	4,568,000	4,647,940
Noble Holding US LLC/Noble Drilling Services 6 LLC / Noble Drilling Holding LLC
7.50% due 03/15/19	4,500,000	4,612,500
PHI, Inc.
5.25% due 03/15/19	4,713,000	4,536,263
Rockies Express Pipeline LLC
6.00% due 01/15/19[1]	4,015,000	4,170,581
Pride International LLC
8.50% due 06/15/19	3,557,000	3,788,205
Welltec A/S
8.00% due 02/01/19[1]	3,500,000	3,412,500
Tesoro Logistics, LP / Tesoro Logistics Finance Corp.
5.50% due 10/15/19	3,044,000	3,211,420
Ithaca Energy, Inc.
8.13% due 07/01/19[1]	2,000,000	2,050,000
Rowan Companies, Inc.
7.88% due 08/01/19	1,512,000	1,617,840
SEACOR Holdings, Inc.
7.38% due 10/01/19	888,000	903,540

Guggenheim BulletShares 2019 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face Amount	Value
CORPORATE BONDS†† - 94.8% (continued)
Energy - 8.9% (continued)
EV Energy Partners, LP / EV Energy Finance Corp.
8.00% due 04/15/19	$443,000	$174,985
SunCoke Energy, Inc.
7.63% due 08/01/19	91,000	91,000
Total Energy		75,667,480
Consumer, Cyclical - 8.1%
Lennar Corp.
4.50% due 06/15/19	5,183,000	5,344,968
4.50% due 11/15/19	5,005,000	5,180,174
American Airlines Group, Inc.
5.50% due 10/01/19[1]	6,638,000	6,953,305
Beazer Homes USA, Inc.
5.75% due 06/15/19	3,297,000	3,441,244
8.75% due 03/15/22	2,481,000	2,747,708
MGM Resorts International
8.63% due 02/01/19	4,771,000	5,230,209
Allegiant Travel Co.
5.50% due 07/15/19	4,519,000	4,665,868
TRI Pointe Group Inc. / TRI Pointe Homes Inc.
4.38% due 06/15/19	4,551,000	4,664,775
GameStop Corp.
5.50% due 10/01/19[1]	3,928,000	4,031,109
JC Penney Corporation, Inc.
8.13% due 10/01/19	3,563,000	3,848,040
Jaguar Land Rover Automotive plc
4.25% due 11/15/19[1]	3,540,000	3,650,625
L Brands, Inc.
8.50% due 06/15/19	2,949,000	3,251,273
Guitar Center, Inc.
6.50% due 04/15/19[1,2]	3,489,000	3,070,320
Downstream Development Authority of the Quapaw Tribe of Oklahoma
10.50% due 07/01/19[1]	3,000,000	2,947,500
American Axle & Manufacturing, Inc.
7.75% due 11/15/19	1,639,000	1,809,047
5.13% due 02/15/19	685,000	687,040
KB Home
4.75% due 05/15/19	2,241,000	2,308,230
EMI Music Publishing Group North America Holdings, Inc.
7.63% due 06/15/24[1]	2,000,000	2,210,000
Yum! Brands, Inc.
5.30% due 09/15/19	1,350,000	1,424,250
Tenneco, Inc.
5.38% due 12/15/24	662,000	691,790
K Hovnanian Enterprises, Inc.
8.00% due 11/01/19[1]	200,000	201,000
Total Consumer, Cyclical		68,358,475
Basic Materials - 6.9%
Consolidated Energy Finance S.A.
6.75% due 10/15/19[1]	8,034,000	8,194,680
Teck Resources Ltd.
8.50% due 06/01/24[1]	5,750,000	6,641,249
	Face Amount	Value
CORPORATE BONDS†† - 94.8% (continued)
Basic Materials - 6.9% (continued)
Anglo American Capital plc
9.38% due 04/08/19[1]	$5,850,000	$6,524,505
PQ Corp.
6.75% due 11/15/22[1]	5,784,000	6,290,100
Joseph T Ryerson & Son, Inc.
11.00% due 05/15/22[1]	5,250,000	5,952,188
Steel Dynamics, Inc.
5.50% due 10/01/24	4,804,000	5,170,305
GCP Applied Technologies, Inc.
9.50% due 02/01/23[1]	4,224,000	4,762,560
Tembec Industries, Inc.
9.00% due 12/15/19[1]	4,256,000	4,386,340
AK Steel Corp.
7.50% due 07/15/23	3,802,000	4,134,675
Allegheny Technologies, Inc.
9.38% due 06/01/19	3,595,000	3,909,563
Real Alloy Holding, Inc.
10.00% due 01/15/19[1]	2,791,000	2,693,315
Evraz Inc. North America Canada
7.50% due 11/15/19[1]	50,000	50,755
Total Basic Materials		58,710,235
Utilities - 3.6%
Dynegy, Inc.
6.75% due 11/01/19	19,963,000	20,711,612
NGL Energy Partners, LP / NGL Energy Finance Corp.
5.13% due 07/15/19	3,506,000	3,470,940
DPL, Inc.
6.75% due 10/01/19	3,129,000	3,293,273
Atlantica Yield plc
7.00% due 11/15/19[1,2]	1,500,000	1,597,500
Talen Energy Supply LLC
4.63% due 07/15/19[1,2]	1,274,000	1,254,890
Total Utilities		30,328,215
Total Corporate Bonds
(Cost $793,329,362)		803,213,692

Guggenheim BulletShares 2019 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face
	Amount	Value
SECURITIES LENDING COLLATERAL††,4 - 0.7%
Repurchase Agreements
Daiwa Capital Markets America
issued 08/31/17 at 1.10%
due 09/01/17	$1,371,606	$1,371,606
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 08/31/17 at 1.08%
due 09/01/17	1,371,606	1,371,606
RBC Dominion Securities, Inc.
issued 08/31/17 at 1.05%
due 09/01/17	1,371,606	1,371,606
Citibank
issued 08/31/17 at 1.08%
due 09/01/17	1,371,606	1,371,606
J.P. Morgan Securities LLC
issued 08/31/17 at 1.06%
due 09/01/17	406,467	406,467
Total Securities Lending Collateral
(Cost $5,892,891)		5,892,891
Total Investments - 95.5%
(Cost $799,222,253)		$809,106,583
Other Assets & Liabilities, net - 4.5%		37,928,707
Total Net Assets - 100.0%		$847,035,290
††	Value determined based on Level 2 inputs — See Note 3.
1
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $349,394,696  (cost $346,332,165), or 41.2% of total net assets.

2	All or portion of this security is on loan at August 31, 2017 — See Note 4.
3	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
4	Securities lending collateral — See Note 4.

plc	Public Limited Company
REIT	Real Estate Investment Trust

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2019. See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at August 31, 2017 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Corporate Bonds	$—	$803,213,692	$—	$803,213,692
Securities Lending Collateral	—	5,892,891	—	5,892,891
Total Assets	$—	$809,106,583	$—	$809,106,583
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended August 31, 2017, there were no transfers between levels.

Guggenheim BulletShares 2020 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face
	Amount	Value
CORPORATE BONDS†† - 92.8%
Communications - 22.8%
CSC Holdings LLC
10.88% due 10/15/25[1]	$7,348,000	$9,056,409
6.63% due 10/15/25[1]	4,234,000	4,646,815
Sprint Communications, Inc.
7.00% due 08/15/20	6,427,000	7,061,666
7.00% due 03/01/20[1]	4,250,000	4,664,375
SoftBank Corp.
4.50% due 04/15/20[1]	10,500,000	10,880,624
Clear Channel Worldwide Holdings, Inc.
7.63% due 03/15/20	9,703,000	9,689,000
Frontier Communications Corp.
8.50% due 04/15/20	4,775,000	4,733,219
8.88% due 09/15/20[2]	3,956,000	3,936,220
Cequel Communications Holdings I LLC / Cequel Capital Corp.
6.38% due 09/15/20[1]	4,454,000	4,566,686
7.75% due 07/15/25[1]	2,562,000	2,840,618
CommScope Technologies LLC
6.00% due 06/15/25[1]	6,515,000	6,954,763
Wind Acquisition Finance S.A.
4.75% due 07/15/20[1]	4,550,000	4,618,250
6.50% due 04/30/20[1]	1,500,000	1,560,000
Altice Luxembourg S.A.
7.63% due 02/15/25[1]	5,500,000	5,972,725
DISH DBS Corp.
5.13% due 05/01/20	4,733,000	4,993,315
Zayo Group LLC / Zayo Capital, Inc.
6.38% due 05/15/25	4,490,000	4,842,196
CenturyLink, Inc.
5.63% due 04/01/20	4,591,000	4,786,118
Sirius XM Radio, Inc.
5.38% due 04/15/25[1]	4,400,000	4,662,240
Level 3 Financing, Inc.
5.38% due 05/01/25	3,800,000	3,914,000
CCO Holdings LLC / CCO Holdings Capital Corp.
5.38% due 05/01/25[1]	3,385,000	3,537,325
T-Mobile USA, Inc.
5.13% due 04/15/25	2,250,000	2,368,800
6.50% due 01/15/24	750,000	802,500
Windstream Corp.
7.75% due 10/15/20	3,121,000	2,795,230
Block Communications, Inc.
6.88% due 02/15/25[1]	2,250,000	2,421,563
Cablevision Systems Corp.
8.00% due 04/15/20	2,045,000	2,267,394
Intelsat Jackson Holdings S.A.
7.25% due 10/15/20	2,000,000	1,913,750
Altice Finco S.A.
7.63% due 02/15/25[1]	1,780,000	1,886,800
Urban One, Inc.
9.25% due 02/15/20[1,2]	1,500,000	1,462,500
Gannett Company, Inc.
5.13% due 07/15/20	1,380,000	1,416,625
ViaSat, Inc.
6.88% due 06/15/20	1,381,000	1,410,346

	Face
	Amount	Value
CORPORATE BONDS†† - 92.8% (continued)
Communications - 22.8% (continued)
Cogeco Communications, Inc.
4.88% due 05/01/20[1]	$816,000	$839,460
Clear Channel International BV
8.75% due 12/15/20[1]	500,000	525,000
WaveDivision Escrow LLC / WaveDivision Escrow Corp.
8.13% due 09/01/20[1]	462,000	476,438
Total Communications		128,502,970
Consumer, Non-cyclical - 18.3%
Valeant Pharmaceuticals International, Inc.
6.38% due 10/15/20[1,2]	9,323,000	9,279,181
5.38% due 03/15/20[1]	8,228,000	8,156,005
7.00% due 03/15/24[1]	5,000,000	5,318,750
7.00% due 10/01/20[1]	2,692,000	2,698,730
Tenet Healthcare Corp.
6.00% due 10/01/20	7,496,000	7,999,656
4.75% due 06/01/20	1,405,000	1,455,931
8.00% due 08/01/20[2]	1,092,000	1,108,162
6.75% due 02/01/20	371,000	388,159
WellCare Health Plans, Inc.
5.25% due 04/01/25	5,120,000	5,376,000
Spectrum Brands, Inc.
5.75% due 07/15/25	4,435,000	4,739,906
APX Group, Inc.
8.75% due 12/01/20	4,371,000	4,513,057
CHS/Community Health Systems, Inc.
7.13% due 07/15/20[2]	4,721,000	4,458,394
JBS Investments GmbH
7.75% due 10/28/20[1]	4,300,000	4,423,625
Alere, Inc.
6.50% due 06/15/20	4,139,000	4,211,433
United Rentals North America, Inc.
5.50% due 07/15/25	3,500,000	3,758,125
Vector Group Ltd.
6.13% due 02/01/25[1]	3,500,000	3,596,250
Hertz Corp.
5.88% due 10/15/20[2]	3,687,000	3,557,955
JBS USA LUX S.A. / JBS USA Finance, Inc.
8.25% due 02/01/20[1]	3,397,000	3,464,940
Monitronics International, Inc.
9.13% due 04/01/20[2]	4,000,000	3,385,000
Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC
4.88% due 04/15/20[1]	3,162,000	3,154,095
Universal Hospital Services, Inc.
7.63% due 08/15/20	3,020,000	3,080,400
Avon Products, Inc.
6.60% due 03/15/20	2,750,000	2,798,950
ADT Corp.
5.25% due 03/15/20	2,350,000	2,479,250
Kindred Healthcare, Inc.
8.00% due 01/15/20	2,462,000	2,455,845

Guggenheim BulletShares 2020 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face
	Amount	Value
CORPORATE BONDS†† - 92.8% (continued)
Consumer, Non-cyclical - 18.3% (continued)
Nielsen Finance LLC / Nielsen Finance Co.
4.50% due 10/01/20	$1,701,000	$1,730,768
HealthSouth Corp.
5.75% due 09/15/25	1,650,000	1,724,250
Post Holdings, Inc.
8.00% due 07/15/25[1]	1,500,000	1,711,875
RR Donnelley & Sons Co.
7.63% due 06/15/20[2]	1,183,000	1,286,513
Southern Graphics, Inc.
8.38% due 10/15/20[1]	1,100,000	1,124,750
Service Corporation International
4.50% due 11/15/20	185,000	187,775
Total Consumer, Non-cyclical		103,623,730
Energy - 11.0%
Citgo Holding, Inc.
10.75% due 02/15/20[1]	6,421,000	6,886,522
Energy Transfer Equity, LP
7.50% due 10/15/20	5,315,000	6,025,881
EP Energy LLC / Everest Acquisition Finance, Inc.
9.38% due 05/01/20	6,654,000	4,932,278
DCP Midstream Operating, LP
5.35% due 03/15/20[1]	3,697,000	3,909,578
Southwestern Energy Co.
5.80% due 01/23/20	3,492,000	3,605,490
Pride International LLC
6.88% due 08/15/20[2]	3,452,000	3,477,890
Chesapeake Energy Corp.
6.63% due 08/15/20	2,000,000	2,010,000
6.88% due 11/15/20	1,115,000	1,120,575
Resolute Energy Corp.
8.50% due 05/01/20	3,000,000	3,007,500
Carrizo Oil & Gas, Inc.
7.50% due 09/15/20[2]	2,713,000	2,760,478
Permian Resources LLC / AEPB Finance Corp.
8.00% due 06/15/20[1,2]	2,500,000	2,587,500
Weatherford International Ltd.
5.13% due 09/15/20[2]	2,531,000	2,455,070
Rockies Express Pipeline LLC
5.63% due 04/15/20[1]	2,250,000	2,379,375
WPX Energy, Inc.
7.50% due 08/01/20	1,983,000	2,151,555
Sunoco Limited Partnership / Sunoco Finance Corp.
5.50% due 08/01/20	1,962,000	2,021,939
Atwood Oceanics, Inc.
6.50% due 02/01/20[2]	2,000,000	1,962,500
Whiting Petroleum Corp.
5.75% due 03/15/21[2]	2,000,000	1,885,000
Tullow Oil plc
6.00% due 11/01/20[1]	1,800,000	1,748,250
Precision Drilling Corp.
6.63% due 11/15/20	1,719,589	1,698,094
TerraForm Power Operating LLC
6.13% due 06/15/25[1,3]	1,500,000	1,597,500

	Face
	Amount	Value
CORPORATE BONDS†† - 92.8% (continued)
Energy - 11.0% (continued)
NuStar Logistics, LP
4.80% due 09/01/20	$1,495,000	$1,552,931
Transocean, Inc.
6.50% due 11/15/20	1,500,000	1,522,500
Andeavor Logistics Limited Partnership / Tesoro Logistics Finance Corp.
5.88% due 10/01/20	607,000	618,381
Pattern Energy Group, Inc.
5.88% due 02/01/24[1]	200,000	210,500
Parker Drilling Co.
7.50% due 08/01/20	185,000	160,025
Total Energy		62,287,312
Basic Materials - 9.7%
Hexion, Inc.
6.63% due 04/15/20	6,617,000	6,054,554
10.00% due 04/15/20	1,350,000	1,326,375
Blue Cube Spinco, Inc.
9.75% due 10/15/23	3,213,000	3,911,827
10.00% due 10/15/25	2,550,000	3,155,625
Anglo American Capital plc
3.63% due 05/14/20[1]	4,350,000	4,457,880
4.45% due 09/27/20[1]	2,100,000	2,210,250
Freeport-McMoRan, Inc.
3.10% due 03/15/20	4,965,000	4,983,618
CF Industries, Inc.
7.13% due 05/01/20	3,417,000	3,775,785
ArcelorMittal
5.75% due 08/05/20	1,950,000	2,115,750
5.13% due 06/01/20[2]	1,516,000	1,618,330
Tronox Finance LLC
6.38% due 08/15/20	3,379,000	3,438,133
Huntsman International LLC
4.88% due 11/15/20	2,805,000	2,955,769
United States Steel Corp.
7.38% due 04/01/20[2]	2,632,000	2,885,330
Eldorado Gold Corp.
6.13% due 12/15/20[1]	2,662,000	2,721,895
TPC Group, Inc.
8.75% due 12/15/20[1]	2,741,000	2,627,934
Evraz Group S.A.
6.50% due 04/22/20[1]	2,000,000	2,135,000
Lundin Mining Corp.
7.50% due 11/01/20[1]	1,962,000	2,052,743
Aleris International, Inc.
7.88% due 11/01/20	1,880,000	1,863,174
PH Glatfelter Co.
5.38% due 10/15/20	462,000	469,508
Total Basic Materials		54,759,480
Financial - 9.5%
Ally Financial, Inc.
8.00% due 03/15/20	4,145,000	4,683,850
4.13% due 03/30/20	3,331,000	3,435,094
7.50% due 09/15/20	1,989,000	2,245,084
Navient Corp.
8.00% due 03/25/20	6,178,000	6,834,413
5.00% due 10/26/20	2,143,000	2,204,611

Guggenheim BulletShares 2020 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face
	Amount	Value
CORPORATE BONDS†† - 92.8% (continued)
Financial - 9.5% (continued)
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
6.00% due 08/01/20	$7,118,000	$7,344,885
Springleaf Finance Corp.
8.25% due 12/15/20	4,300,000	4,848,250
6.00% due 06/01/20	900,000	952,875
CIT Group, Inc.
5.38% due 05/15/20	3,326,000	3,579,608
Equinix, Inc.
5.75% due 01/01/25	2,142,000	2,313,360
4.88% due 04/01/20	779,000	799,694
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.38% due 04/01/20[1]	2,450,000	2,535,750
Iron Mountain, Inc.
6.00% due 10/01/20[1]	2,200,000	2,282,500
Nationstar Mortgage LLC / Nationstar Capital Corp.
7.88% due 10/01/20	1,836,000	1,879,605
Genworth Holdings, Inc.
7.70% due 06/15/20	1,785,000	1,793,925
NewStar Financial, Inc.
7.25% due 05/01/20	1,673,000	1,725,281
Aircastle Ltd.
7.63% due 04/15/20	1,525,000	1,708,000
Radian Group, Inc.
5.25% due 06/15/20	1,250,000	1,325,000
CoreCivic, Inc.
4.13% due 04/01/20	750,000	770,625
Jefferies LoanCore LLC / JLC Finance Corp.
6.88% due 06/01/20[1]	400,000	411,000
Total Financial		53,673,410
Consumer, Cyclical - 9.3%
MGM Resorts International
6.75% due 10/01/20	4,386,000	4,879,424
5.25% due 03/31/20	2,057,000	2,175,278
Fiat Chrysler Automobiles N.V.
4.50% due 04/15/20[2]	6,400,000	6,692,800
International Game Technology plc
5.63% due 02/15/20[1]	4,650,000	4,940,624
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.88% due 11/01/20	3,450,000	3,657,000
Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Properties Finance, Inc.
8.00% due 10/01/20	2,550,000	2,620,125
American Airlines Group, Inc.
4.63% due 03/01/20[1]	2,388,000	2,462,625
PF Chang's China Bistro, Inc.
10.25% due 06/30/20[1]	2,403,000	2,396,992
L Brands, Inc.
7.00% due 05/01/20	1,842,000	2,030,805
JC Penney Company, Inc.
5.65% due 06/01/20[2]	2,035,000	2,021,366

	Face
	Amount	Value
CORPORATE BONDS†† - 92.8% (continued)
Consumer, Cyclical - 9.3% (continued)
Michaels Stores, Inc.
5.88% due 12/15/20[1]	$1,962,000	$2,008,598
Jaguar Land Rover Automotive plc
3.50% due 03/15/20[1]	1,950,000	1,971,938
Dollar Tree, Inc.
5.25% due 03/01/20	1,895,000	1,949,481
Aramark Services, Inc.
5.00% due 04/01/25[1]	1,825,000	1,930,485
Titan International, Inc.
6.88% due 10/01/20[2]	1,591,000	1,645,817
Brookfield Residential Properties, Inc.
6.50% due 12/15/20[1]	1,218,000	1,254,539
Scientific Games International, Inc.
6.25% due 09/01/20	1,241,000	1,253,410
United Continental Holdings, Inc.
6.00% due 12/01/20[2]	1,135,000	1,234,313
KB Home
8.00% due 03/15/20	971,000	1,089,948
ZF North America Capital, Inc.
4.00% due 04/29/20[1]	700,000	721,875
Yum! Brands, Inc.
3.88% due 11/01/20	650,000	675,188
Playa Resorts Holding BV
8.00% due 08/15/20[1]	600,000	628,500
Goodyear Tire & Rubber Co.
8.75% due 08/15/20	485,000	571,088
Ruby Tuesday, Inc.
7.63% due 05/15/20[2]	500,000	500,000
Ryland Group, Inc.
6.63% due 05/01/20	375,000	414,375
Meritage Homes Corp.
7.15% due 04/15/20	323,000	356,108
Levi Strauss & Co.
5.00% due 05/01/25	250,000	262,500
Total Consumer, Cyclical		52,345,202
Industrial - 8.0%
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer
5.75% due 10/15/20	13,633,000	13,904,159
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
6.00% due 02/15/25[1]	6,900,000	7,365,750
Ball Corp.
4.38% due 12/15/20	4,387,000	4,600,866
Bombardier, Inc.
7.75% due 03/15/20[1]	4,185,000	4,594,292
TransDigm, Inc.
5.50% due 10/15/20	3,323,000	3,377,996
Energizer Holdings, Inc.
5.50% due 06/15/25[1]	2,500,000	2,631,250
Omnimax International, Inc.
12.00% due 08/15/20[1]	2,000,000	2,185,000
USG Corp.
5.50% due 03/01/25[1]	1,350,000	1,439,438

Guggenheim BulletShares 2020 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face
	Amount	Value
CORPORATE BONDS†† - 92.8% (continued)
Industrial - 8.0% (continued)
Sealed Air Corp.
6.50% due 12/01/20[1]	$1,121,000	$1,256,193
Huntington Ingalls Industries, Inc.
5.00% due 11/15/25[1]	1,000,000	1,085,000
Shape Technologies Group, Inc.
7.63% due 02/01/20[1]	700,000	726,250
Briggs & Stratton Corp.
6.88% due 12/15/20	543,000	601,373
Zachry Holdings, Inc.
7.50% due 02/01/20[1]	500,000	517,500
Flex Acquisition Company, Inc.
6.88% due 01/15/25[1]	350,000	364,656
Silgan Holdings, Inc.
5.00% due 04/01/20	283,000	287,953
Norbord, Inc.
5.38% due 12/01/20[1]	185,000	196,100
GrafTech International Ltd.
6.38% due 11/15/20	91,000	84,858
Total Industrial		45,218,634
Technology - 3.7%
EMC Corp.
2.65% due 06/01/20	8,804,000	8,689,857
MSCI, Inc.
5.75% due 08/15/25[1]	2,942,000	3,213,840
Qorvo, Inc.
7.00% due 12/01/25	1,772,000	2,015,650
Infor US, Inc.
5.75% due 08/15/20[1]	1,813,000	1,862,858
Lexmark International, Inc.
6.38% due 03/15/20[2]	1,470,000	1,535,840
Harland Clarke Holdings Corp.
6.88% due 03/01/20[1]	1,400,000	1,449,000
Conduent Finance Incorporated / Conduent Business Services LLC
10.50% due 12/15/24[1]	1,200,000	1,419,000
Nuance Communications, Inc.
5.38% due 08/15/20[1]	513,000	521,978

	Face
	Amount	Value
CORPORATE BONDS†† - 92.8% (continued)
Technology - 3.7% (continued)
ACI Worldwide, Inc.
6.38% due 08/15/20[1]	$328,000	$334,560
Total Technology		21,042,583
Utilities - 0.5%
AES Corp.
5.50% due 04/15/25	2,325,000	2,435,437
8.00% due 06/01/20	509,000	584,078
Total Utilities		3,019,515
Total Corporate Bonds
(Cost $517,323,077)		524,472,836
SECURITIES LENDING COLLATERAL††,4 - 7.2%
Repurchase Agreements
Daiwa Capital Markets America
issued 08/31/17 at 1.10%
due 09/01/17	9,437,314	9,437,314
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 08/31/17 at 1.08%
due 09/01/17	9,437,314	9,437,314
RBC Dominion Securities, Inc.
issued 08/31/17 at 1.05%
due 09/01/17	9,437,314	9,437,314
Citibank
issued 08/31/17 at 1.08%
due 09/01/17	9,437,314	9,437,314
J.P. Morgan Securities LLC
issued 08/31/17 at 1.06%
due 09/01/17	2,796,545	2,796,545
Total Securities Lending Collateral
(Cost $40,545,801)		40,545,801
Total Investments - 100.0%
(Cost $557,868,878)		$565,018,637
Other Assets & Liabilities, net - 0.0%		280,396
Total Net Assets - 100.0%		$565,299,033

Guggenheim BulletShares 2020 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

††	Value determined based on Level 2 inputs — See Note 3.
1
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $204,733,810 (cost $200,385,554), or 36.2% of total net assets.

2	All or portion of this security is on loan at August 31, 2017 — See Note 4.
3	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
4	Securities lending collateral — See Note 4.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2020. See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at August 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Corporate Bonds	$—	$524,472,836	$—	$524,472,836
Securities Lending Collateral	—	40,545,801	—	40,545,801
Total Assets	$—	$565,018,637	$—	$565,018,637

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended August 31, 2017, there were no transfers between levels.

Guggenheim BulletShares 2021 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face Amount	Value
CORPORATE BONDS†† - 94.9%
Communications - 24.1%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.75% due 02/15/261	$4,500,000	$4,768,604
5.50% due 05/01/261	2,550,000	2,667,938
5.88% due 05/01/271	1,300,000	1,384,500
5.25% due 03/15/21	185,000	190,203
Altice Financing S.A.
7.50% due 05/15/261	4,900,000	5,378,729
Wind Acquisition Finance S.A.
7.38% due 04/23/21[1]	4,350,000	4,525,500
Sprint Corp.
7.25% due 09/15/21	4,039,000	4,463,094
T-Mobile USA, Inc.
6.50% due 01/15/26	3,682,000	4,087,020
DISH DBS Corp.
6.75% due 06/01/21	3,232,000	3,575,400
CenturyLink, Inc.
6.45% due 06/15/21	2,295,000	2,412,619
Sprint Communications, Inc.
11.50% due 11/15/21	1,853,000	2,357,943
Cequel Communications Holdings I LLC / Cequel Capital Corp.
5.13% due 12/15/21[1]	2,173,000	2,221,893
TIBCO Software, Inc.
11.38% due 12/01/21[1]	1,992,000	2,186,220
Frontier Communications Corp.
6.25% due 09/15/21[2]	1,400,000	1,197,000
9.25% due 07/01/21	900,000	828,000
CSC Holdings LLC
6.75% due 11/15/21	1,662,000	1,841,164
Hughes Satellite Systems Corp.
7.63% due 06/15/21	1,092,000	1,247,610
Windstream Services LLC
7.75% due 10/01/21	1,285,000	1,024,788
Lamar Media Corp.
5.75% due 02/01/26	900,000	974,250
Virgin Media Secured Finance plc
5.25% due 01/15/21	600,000	644,250
Anixter, Inc.
5.13% due 10/01/21	559,000	598,298
CommScope, Inc.
5.00% due 06/15/21[1]	504,000	519,120
West Corp.
4.75% due 07/15/21[1]	500,000	508,750
Sinclair Television Group, Inc.
5.38% due 04/01/21	435,000	446,963
Netflix, Inc.
5.38% due 02/01/21	385,000	414,356
Level 3 Financing, Inc.
6.13% due 01/15/21	384,000	393,646
Millicom International Cellular S.A.
6.63% due 10/15/21[1]	300,000	311,250
Cogent Communications Finance, Inc.
5.63% due 04/15/21[1]	285,000	293,550

	Face Amount	Value
CORPORATE BONDS†† - 94.9% (continued)
Communications - 24.1% (continued)
Mediacom Broadband LLC / Mediacom Broadband Corp.
5.50% due 04/15/21	$200,000	$205,500
TEGNA, Inc.
4.88% due 09/15/21[1]	185,000	189,856
GCI, Inc.
6.75% due 06/01/21	184,000	188,830
Intelsat Jackson Holdings S.A.
7.50% due 04/01/21	195,000	183,846
Total Communications		52,230,690
Consumer, Non-cyclical - 15.0%
Valeant Pharmaceuticals International, Inc.
7.50% due 07/15/21[1]	2,827,000	2,784,595
5.63% due 12/01/21[1]	1,635,000	1,508,288
6.75% due 08/15/21[1]	1,342,000	1,291,675
Tenet Healthcare Corp.
4.38% due 10/01/21	1,385,000	1,414,431
4.50% due 04/01/21	1,185,000	1,214,625
JBS USA LUX S.A. / JBS USA Finance, Inc.
7.25% due 06/01/21[1]	2,031,000	2,091,117
HCA Healthcare, Inc.
6.25% due 02/15/21	1,805,000	1,953,912
DJO Finco Incorporated / DJO Finance LLC / DJO Finance Corp.
8.13% due 06/15/21[1]	1,790,000	1,709,987
CHS/Community Health Systems, Inc.
5.13% due 08/01/21	1,685,000	1,691,319
Nature's Bounty Co.
7.63% due 05/15/21[1]	1,350,000	1,444,500
Alliance One International, Inc.
9.88% due 07/15/21	1,200,000	1,045,500
8.50% due 04/15/21[1,2]	342,000	357,390
ADT Corp.
6.25% due 10/15/21	1,265,000	1,381,443
LifePoint Health, Inc.
5.50% due 12/01/21	1,327,000	1,378,255
Hertz Corp.
7.38% due 01/15/21[2]	1,192,000	1,181,570
Edgewell Personal Care Co.
4.70% due 05/19/21	1,092,000	1,168,440
Surgery Center Holdings, Inc.
8.88% due 04/15/21[1]	1,000,000	1,030,000
B&G Foods, Inc.
4.63% due 06/01/21	993,000	1,015,343
RR Donnelley & Sons Co.
7.88% due 03/15/21	869,000	925,485
Kinetic Concepts Incorporated / KCI USA Inc
12.50% due 11/01/21[1]	750,000	840,000

Guggenheim BulletShares 2021 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face Amount	Value
CORPORATE BONDS†† - 94.9% (continued)
Consumer, Non-cyclical - 15.0% (continued)
Nielsen Company Luxembourg SARL
5.50% due 10/01/21[1]	$785,000	$808,550
Ceridian HCM Holding, Inc.
11.00% due 03/15/21[1]	750,000	795,000
Revlon Consumer Products Corp.
5.75% due 02/15/21[2]	877,000	788,967
Rent-A-Center, Inc.
4.75% due 05/01/21	600,000	550,500
Simmons Foods, Inc.
7.88% due 10/01/21[1]	500,000	531,563
SUPERVALU, Inc.
6.75% due 06/01/21	500,000	485,000
Garda World Security Corp.
7.25% due 11/15/21[1]	400,000	406,500
KeHE Distributors LLC / KeHE Finance Corp.
7.63% due 08/15/21[1]	231,000	232,155
First Quality Finance Company, Inc.
4.63% due 05/15/21[1]	220,000	223,575
Prestige Brands, Inc.
5.38% due 12/15/21[1]	184,000	190,440
Total Consumer, Non-cyclical		32,440,125
Consumer, Cyclical - 13.3%
MGM Resorts International
6.63% due 12/15/21	2,094,000	2,355,749
Navistar International Corp.
8.25% due 11/01/21	2,300,000	2,323,000
L Brands, Inc.
6.63% due 04/01/21	1,885,000	2,064,074
Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Prope
11.00% due 10/01/21	1,900,000	2,023,500
HD Supply, Inc.
5.25% due 12/15/21[1]	1,802,000	1,898,857
Boyd Gaming Corp.
6.38% due 04/01/26	1,430,000	1,556,913
Lennar Corp.
4.75% due 04/01/21	800,000	847,000
4.13% due 01/15/22	500,000	516,875
Air Canada
7.75% due 04/15/21[1,2]	1,185,000	1,361,684
GameStop Corp.
6.75% due 03/15/21[1,2]	1,200,000	1,249,500
Rite Aid Corp.
6.75% due 06/15/21	1,169,000	1,215,760
PulteGroup, Inc.
4.25% due 03/01/21	900,000	937,260
Taylor Morrison Communities Incorporated / Taylor Morrison Holdings II Inc
5.25% due 04/15/21[1]	842,000	862,671
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.50% due 05/01/21	885,000	847,388

	Face Amount	Value
CORPORATE BONDS†† - 94.9% (continued)
Consumer, Cyclical - 13.3% (continued)
TRU Taj LLC / TRU Taj Finance, Inc.
12.00% due 08/15/21[1,2]	$850,000	$819,485
Scientific Games International, Inc.
6.63% due 05/15/21	750,000	780,000
KB Home
7.00% due 12/15/21	685,000	768,913
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC
5.25% due 06/01/26[1]	700,000	739,375
Rivers Pittsburgh Borrower Limited Partnership/Rivers Pittsburgh Finance Corp.
6.13% due 08/15/21[1]	700,000	708,750
Seminole Hard Rock Entertainment Inc. / Seminole Hard Rock International LLC
5.88% due 05/15/21[1]	692,000	697,190
American Axle & Manufacturing, Inc.
6.25% due 03/15/21[2]	650,000	672,132
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
6.13% due 12/01/24[1]	600,000	660,750
CalAtlantic Group, Inc.
8.38% due 01/15/21	292,000	341,275
6.25% due 12/15/21	200,000	221,125
Scotts Miracle-Gro Co.
5.25% due 12/15/26	400,000	422,480
TRI Pointe Group, Inc.
4.88% due 07/01/21	280,000	293,300
Churchill Downs, Inc.
5.38% due 12/15/21	258,000	267,262
Golden Nugget, Inc.
8.50% due 12/01/21[1]	250,000	262,500
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.38% due 04/15/21	221,000	230,393
Meritor, Inc.
6.75% due 06/15/21	200,000	206,600
Yum! Brands, Inc.
3.75% due 11/01/21	185,000	190,781
William Carter Co.
5.25% due 08/15/21	185,000	190,088
Dana, Inc.
5.38% due 09/15/21	77,000	79,041
American Builders & Contractors Supply Company, Inc.
5.63% due 04/15/21[1]	73,000	75,373
Total Consumer, Cyclical		28,687,044
Energy - 13.3%
Whiting Petroleum Corp.
5.75% due 03/15/21[2]	2,285,000	2,153,612

Guggenheim BulletShares 2021 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face Amount	Value
CORPORATE BONDS†† - 94.9% (continued)
Energy - 13.3% (continued)
Chesapeake Energy Corp.
6.13% due 02/15/21[2]	$1,200,000	$1,149,000
5.38% due 06/15/21	600,000	552,000
Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp.
12.00% due 11/01/21	1,500,000	1,560,000
SESI LLC
7.13% due 12/15/21	1,479,000	1,493,790
Extraction Oil & Gas Incorporated / Extraction Finance Corp.
7.88% due 07/15/21[1]	1,400,000	1,452,500
Sanchez Energy Corp.
7.75% due 06/15/21[2]	1,629,000	1,417,230
Unit Corp.
6.63% due 05/15/21	1,135,000	1,120,813
Enviva Partners Limited Partnership / Enviva Partners Finance Corp.
8.50% due 11/01/21	1,041,000	1,117,774
Sunoco Limited Partnership / Sunoco Finance Corp.
6.25% due 04/15/21	1,050,000	1,094,625
Denbury Resources, Inc.
9.00% due 05/15/21[1]	1,050,000	945,000
6.38% due 08/15/21	250,000	135,000
Precision Drilling Corp.
6.50% due 12/15/21	1,085,000	1,057,875
SM Energy Co.
6.50% due 11/15/21[2]	1,061,000	1,030,496
Weatherford International Ltd.
7.75% due 06/15/21	1,000,000	1,003,750
Endeavor Energy Resources LP / EER Finance, Inc.
7.00% due 08/15/21[1]	885,000	917,081
American Midstream Partners Limited Partnership / American Midstream Finance Corp.
8.50% due 12/15/21[1]	875,000	875,000
Ensco plc
4.70% due 03/15/21[2]	879,000	839,445
WPX Energy, Inc.
6.00% due 01/15/22	800,000	829,000
DCP Midstream Operating, LP
4.75% due 09/30/21[1]	800,000	824,000
QEP Resources, Inc.
6.88% due 03/01/21	790,000	823,575
Range Resources Corp.
5.75% due 06/01/21[1]	784,000	803,600
Williams Companies, Inc.
7.88% due 09/01/21	620,000	726,950
Genesis Energy Limited Partnership / Genesis Energy Finance Corp.
5.75% due 02/15/21	700,000	703,500
Oasis Petroleum, Inc.
6.50% due 11/01/21	645,000	631,294
NuStar Logistics, LP
6.75% due 02/01/21	500,000	547,500

	Face Amount	Value
CORPORATE BONDS†† - 94.9% (continued)
Energy - 13.3% (continued)
Transocean, Inc.
8.38% due 12/15/21	$500,000	$527,500
Energen Corp.
4.63% due 09/01/21	500,000	505,000
Forum Energy Technologies, Inc.
6.25% due 10/01/21	500,000	495,000
KCA Deutag UK Finance plc
7.25% due 05/15/21[1]	500,000	462,500
Martin Midstream Partners Limited Partnership / Martin Midstream Finance Corp.
7.25% due 02/15/21	450,000	461,250
CrownRock Limited Partnership / CrownRock Finance, Inc.
7.13% due 04/15/21[1]	300,000	307,125
Gibson Energy, Inc.
6.75% due 07/15/21[1]	99,000	102,960
Total Energy		28,665,745
Financial - 11.8%
Blackstone CQP Holdco, LP
6.50% due 03/20/21[1]	3,000,000	3,094,735
Navient Corp.
6.63% due 07/26/21	1,340,000	1,432,125
5.88% due 03/25/21	1,185,000	1,245,731
Genworth Holdings, Inc.
7.63% due 09/24/21	1,100,000	1,079,980
7.20% due 02/15/21	900,000	875,250
HUB International Ltd.
7.88% due 10/01/21[1]	1,835,000	1,912,437
Equinix, Inc.
5.88% due 01/15/26	1,682,000	1,850,199
Springleaf Finance Corp.
7.75% due 10/01/21	1,085,000	1,224,694
Nationstar Mortgage LLC / Nationstar Capital Corp.
6.50% due 07/01/21	1,150,000	1,179,164
FBM Finance, Inc.
8.25% due 08/15/21[1]	1,025,000	1,099,313
Ally Financial, Inc.
4.25% due 04/15/21	1,050,000	1,086,750
OneMain Financial Holdings LLC
7.25% due 12/15/21[1]	1,031,000	1,083,839
Enova International, Inc.
9.75% due 06/01/21	1,000,000	1,065,000
Credit Acceptance Corp.
6.13% due 02/15/21	935,000	957,160
iStar, Inc.
6.50% due 07/01/21	800,000	831,000
Iron Mountain, Inc.
4.38% due 06/01/21[1]	790,000	820,889
Aircastle Ltd.
5.13% due 03/15/21	685,000	728,669
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.50% due 04/15/21[1]	700,000	724,500
Radian Group, Inc.
7.00% due 03/15/21	600,000	678,750
Realogy Group LLC / Realogy Company-Issuer Corp.
5.25% due 12/01/21[1]	585,000	611,325

Guggenheim BulletShares 2021 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face Amount	Value
CORPORATE BONDS†† - 94.9% (continued)
Financial - 11.8% (continued)
Crescent Communities LLC/Crescent Ventures, Inc.
8.88% due 10/15/21[1]	$500,000	$530,000
Iron Mountain US Holdings, Inc.
5.38% due 06/01/26[1]	400,000	424,000
Sabra Health Care Limited Partnership / Sabra Capital Corp.
5.50% due 02/01/21	292,000	303,863
DuPont Fabros Technology, LP
5.88% due 09/15/21	185,000	191,252
Fidelity & Guaranty Life Holdings, Inc.
6.38% due 04/01/21[1]	184,000	189,980
RHP Hotel Properties Limited Partnership / RHP Finance Corp.
5.00% due 04/15/21	185,000	189,163
Total Financial		25,409,768
Basic Materials - 6.6%
First Quantum Minerals Ltd.
7.00% due 02/15/21[1]	1,925,000	1,991,171
Freeport-McMoRan, Inc.
4.00% due 11/14/21[2]	1,346,000	1,353,403
Aleris International, Inc.
9.50% due 04/01/21[1]	1,065,000	1,136,888
Vedanta Resources plc
8.25% due 06/07/21[1]	1,000,000	1,122,500
Alcoa Nederland Holding B.V.
7.00% due 09/30/26[1]	1,000,000	1,122,500
Teck Resources Ltd.
4.50% due 01/15/21	1,000,000	1,051,250
Allegheny Technologies, Inc.
5.95% due 01/15/21	1,004,000	1,026,590
ArcelorMittal
6.00% due 03/01/21	900,000	987,750
WR Grace & Co.
5.13% due 10/01/21[1]	885,000	964,650
United States Steel Corp.
6.88% due 04/01/21	898,000	937,853
Steel Dynamics, Inc.
5.13% due 10/01/21	885,000	910,400
AK Steel Corp.
7.63% due 10/01/21[2]	800,000	836,000
Rain CII Carbon LLC / CII Carbon Corp.
8.25% due 01/15/21[1]	700,000	728,000
Total Basic Materials		14,168,955
Industrial - 5.3%
Bombardier, Inc.
8.75% due 12/01/21[1]	2,550,000	2,902,997
CNH Industrial Capital LLC
4.88% due 04/01/21	700,000	742,630
3.88% due 10/15/21	500,000	512,500
CEVA Group plc
9.00% due 09/01/21[1]	750,000	686,250
7.00% due 03/01/21[1]	575,000	557,750

	Face Amount	Value
CORPORATE BONDS†† - 94.9% (continued)
Industrial - 5.3% (continued)
Huntington Ingalls Industries, Inc.
5.00% due 12/15/21[1]	$785,000	$810,513
Xerium Technologies, Inc.
9.50% due 08/15/21	750,000	778,125
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
6.00% due 06/30/21[1]	700,000	721,350
Manitowoc Company, Inc.
12.75% due 08/15/21[1]	500,000	580,000
CPG Merger Sub LLC
8.00% due 10/01/21[1]	552,000	575,460
Graphic Packaging International, Inc.
4.75% due 04/15/21	542,000	573,165
Plastipak Holdings, Inc.
6.50% due 10/01/21[1]	500,000	518,125
Clean Harbors, Inc.
5.13% due 06/01/21	485,000	494,700
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer
6.88% due 02/15/21	359,715	369,607
WESCO Distribution, Inc.
5.38% due 12/15/21	200,000	207,000
Gibraltar Industries, Inc.
6.25% due 02/01/21	185,000	190,781
Triumph Group, Inc.
4.88% due 04/01/21[2]	185,000	177,600
Total Industrial		11,398,553
Technology - 4.5%
BMC Software Finance, Inc.
8.13% due 07/15/21[1]	2,875,000	2,982,812
Sensata Technologies UK Financing Company plc
6.25% due 02/15/26[1]	1,260,000	1,382,850
Blackboard, Inc.
9.75% due 10/15/21[1]	1,500,000	1,366,875
Harland Clarke Holdings Corp.
9.25% due 03/01/21[1]	1,200,000	1,219,956
NCR Corp.
5.88% due 12/15/21	685,000	714,113
4.63% due 02/15/21	385,000	391,256
Dell, Inc.
4.63% due 04/01/21	805,000	836,194
Donnelley Financial Solutions, Inc.
8.25% due 10/15/24	600,000	646,500
Amkor Technology, Inc.
6.63% due 06/01/21	104,000	106,313
Total Technology		9,646,869
Utilities - 1.0%
DPL, Inc.
7.25% due 10/15/21	1,435,000	1,565,943
NGL Energy Partners LP / NGL Energy Finance Corp.
6.88% due 10/15/21	485,000	475,300

Guggenheim BulletShares 2021 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face Amount	Value
CORPORATE BONDS†† - 94.9% (continued)
Utilities - 1.0% (continued)
NRG Energy, Inc.
7.88% due 05/15/21	$101,000	$104,788
Total Utilities		2,146,031
Total Corporate Bonds
(Cost $202,535,881)		204,793,780

SECURITIES LENDING COLLATERAL††,3 - 3.7%
Repurchase Agreements
Daiwa Capital Markets America
issued 08/31/17 at 1.10%
due 09/01/17	1,875,488	1,875,488
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 08/31/17 at 1.08%
due 09/01/17	1,875,488	1,875,488
RBC Dominion Securities, Inc.
issued 08/31/17 at 1.05%
due 09/01/17	1,875,488	1,875,488
Citibank
issued 08/31/17 at 1.08%
due 09/01/17	1,875,488	1,875,488
J.P. Morgan Securities LLC
issued 08/31/17 at 1.06%
due 09/01/17	555,745	555,745
Total Securities Lending Collateral
(Cost $8,057,697)		8,057,697
Total Investments - 98.6%
(Cost $210,593,578)		$212,851,477
Other Assets & Liabilities, net - 1.4%		2,975,602
Total Net Assets - 100.0%		$215,827,079

††	Value determined based on Level 2 inputs — See Note 3.
1
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $89,088,813 (cost $88,119,647), or 41.3% of total net assets.

2	All or portion of this security is on loan at August 31, 2017 — See Note 4.
3	Securities lending collateral — See Note 4.

plc	Public Limited Company

Stated maturity dates are disclosed.  The corporate bonds may also have call dates in 2021.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at August 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Corporate Bonds	$—	$204,793,780	$—	$204,793,780
Securities Lending Collateral	—	8,057,697	—	8,057,697
Total Assets	$—	$212,851,477	$—	$212,851,477

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended August 31, 2017, there were no transfers between levels.

Guggenheim BulletShares 2022 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face Amount	Value
CORPORATE BONDS†† - 96.9%
Communications - 20.0%
SFR Group S.A.
6.00% due 05/15/22[1]	$2,300,000	$2,426,453
Sprint Communications, Inc.
6.00% due 11/15/22	1,922,000	2,049,332
9.25% due 04/15/22	238,000	296,905
Altice Luxembourg S.A.
7.75% due 05/15/22[1]	2,055,000	2,183,437
Frontier Communications Corp.
10.50% due 09/15/22	1,654,000	1,492,734
8.75% due 04/15/22	668,000	567,800
Clear Channel Worldwide Holdings, Inc.
6.50% due 11/15/22	1,990,000	2,055,360
DISH DBS Corp.
5.88% due 07/15/22	1,680,000	1,820,700
CCO Holdings LLC / CCO Holdings Capital Corp.
5.25% due 09/30/22	1,050,000	1,084,125
5.13% due 05/01/27[1]	700,000	722,750
CenturyLink, Inc.
5.80% due 03/15/22	1,318,000	1,314,704
West Corp.
5.38% due 07/15/22[1]	860,000	871,825
Inmarsat Finance plc
4.88% due 05/15/22[1]	830,000	848,675
Level 3 Financing, Inc.
5.38% due 08/15/22	775,000	799,258
Consolidated Communications, Inc.
6.50% due 10/01/22	812,000	788,148
McClatchy Co.
9.00% due 12/15/22	694,000	721,760
Netflix, Inc.
5.50% due 02/15/22	668,000	721,440
Cablevision Systems Corp.
5.88% due 09/15/22	682,000	714,395
Time, Inc.
5.75% due 04/15/22[1,2]	690,000	707,250
Altice Financing S.A.
6.50% due 01/15/22[1]	650,000	677,625
LIN Television Corp.
5.88% due 11/15/22	636,000	664,620
Acosta, Inc.
7.75% due 10/01/22[1]	690,000	519,225
T-Mobile USA, Inc.
4.00% due 04/15/22	500,000	516,250
Urban One, Inc.
7.38% due 04/15/22[1]	500,000	509,375
Windstream Services LLC
7.50% due 06/01/22[2]	572,000	449,020
Cogent Communications Group, Inc.
5.38% due 03/01/22[1]	415,000	435,750
Sinclair Television Group, Inc.
6.13% due 10/01/22	410,000	424,863
CSC Holdings LLC
5.50% due 04/15/27[1]	325,000	340,031
Cable One, Inc.
5.75% due 06/15/22[1]	288,000	302,400
	Face Amount	Value
CORPORATE BONDS†† - 96.9% (continued)
Communications - 20.0% (continued)
Match Group, Inc.
6.75% due 12/15/22	$190,000	$196,888
AMC Networks, Inc.
4.75% due 12/15/22	190,000	196,413
Level 3 Communications, Inc.
5.75% due 12/01/22	190,000	195,700
Intelsat Jackson Holdings S.A.
9.50% due 09/30/22[1]	125,000	149,063
Total Communications		27,764,274
Energy - 17.0%
CONSOL Energy, Inc.
5.88% due 04/15/22	1,828,000	1,837,140
Continental Resources, Inc.
5.00% due 09/15/22	1,741,000	1,756,233
Chesapeake Energy Corp.
8.00% due 12/15/22[1]	1,228,000	1,274,049
4.88% due 04/15/22[2]	300,000	267,000
Oasis Petroleum, Inc.
6.88% due 03/15/22[2]	1,194,000	1,167,134
Range Resources Corp.
5.88% due 07/01/22[1]	478,000	489,950
5.00% due 08/15/22[1]	488,000	481,900
Genesis Energy, LP / Genesis Energy Finance Corp.
6.75% due 08/01/22	926,000	942,205
Blue Racer Midstream LLC / Blue Racer Finance Corp.
6.13% due 11/15/22[1]	908,000	937,510
Antero Resources Corp.
5.13% due 12/01/22	916,000	922,870
Southwestern Energy Co.
4.10% due 03/15/22	968,000	897,820
WPX Energy, Inc.
6.00% due 01/15/22	800,000	829,000
Transocean, Inc.
5.80% due 10/15/22[2]	859,000	818,198
Rice Energy, Inc.
6.25% due 05/01/22	739,000	769,484
QEP Resources, Inc.
5.38% due 10/01/22	790,000	764,325
RSP Permian, Inc.
6.63% due 10/01/22	716,000	747,325
Ultra Resources, Inc.
6.88% due 04/15/22[1]	750,000	738,750
Weatherford International Ltd.
4.50% due 04/15/22[2]	801,000	718,898
Newfield Exploration Co.
5.75% due 01/30/22	675,000	715,500
Tullow Oil plc
6.25% due 04/15/22[1]	750,000	708,750
Laredo Petroleum, Inc.
7.38% due 05/01/22	674,000	695,063
SM Energy Co.
6.13% due 11/15/22[2]	596,000	566,200
CITGO Petroleum Corp.
6.25% due 08/15/22[1]	534,000	542,010
Rowan Companies, Inc.
4.88% due 06/01/22	572,000	521,950

Guggenheim BulletShares 2022 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face Amount	Value
CORPORATE BONDS†† - 96.9% (continued)
Energy - 17.0% (continued)
FTS International, Inc.
6.25% due 05/01/22	$572,000	$497,640
KCA Deutag UK Finance plc
9.88% due 04/01/22[1]	500,000	497,500
PDC Energy, Inc.
7.75% due 10/15/22	476,000	495,635
CVR Refining LLC / Coffeyville Finance, Inc.
6.50% due 11/01/22	476,000	484,330
Natural Resource Partners Limited Partnership / NRP Finance Corp.
10.50% due 03/15/22	384,000	408,480
NuStar Logistics, LP
4.75% due 02/01/22	250,000	255,000
Denbury Resources, Inc.
5.50% due 05/01/22	529,000	244,663
Parker Drilling Co.
6.75% due 07/15/22	300,000	229,500
Concho Resources, Inc.
5.50% due 10/01/22	190,000	195,819
Jones Energy Holdings LLC / Jones Energy Finance Corp.
6.75% due 04/01/22	190,000	134,425
Total Energy		23,552,256
Consumer, Non-cyclical - 16.8%
Tenet Healthcare Corp.
8.13% due 04/01/22	2,324,000	2,446,009
Valeant Pharmaceuticals International, Inc.
7.25% due 07/15/22[1]	1,181,000	1,127,855
6.50% due 03/15/22[1]	1,000,000	1,051,250
HCA, Inc.
7.50% due 02/15/22	1,814,000	2,095,169
CHS/Community Health Systems, Inc.
6.88% due 02/01/22[2]	2,302,000	1,916,415
Nielsen Finance LLC / Nielsen Finance Co.
5.00% due 04/15/22[1]	1,672,000	1,734,700
Envision Healthcare Corp.
5.63% due 07/15/22	830,000	863,719
5.13% due 07/01/22[1]	650,000	678,438
Hertz Corp.
7.63% due 06/01/22[1]	1,000,000	1,011,250
6.25% due 10/15/22[2]	382,000	357,170
Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC
5.75% due 08/01/22[1,2]	1,146,000	1,134,540
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.13% due 06/01/22[1,2]	890,000	895,563
Molina Healthcare, Inc.
5.38% due 11/15/22	668,000	699,730
Endo Finance LLC
5.75% due 01/15/22[1]	690,000	621,000
DaVita, Inc.
5.75% due 08/15/22	577,000	595,392
	Face Amount	Value
CORPORATE BONDS†† - 96.9% (continued)
Consumer, Non-cyclical - 16.8% (continued)
Herc Rentals, Inc.
7.50% due 06/01/22[1]	$532,000	$585,200
ADT Corp.
3.50% due 07/15/22	549,000	549,988
Post Holdings, Inc.
5.75% due 03/01/27[1]	500,000	520,000
Centene Corp.
4.75% due 05/15/22	478,000	504,051
Avon International Operations, Inc.
7.88% due 08/15/22[1]	478,000	501,362
Kindred Healthcare, Inc.
6.38% due 04/15/22[2]	500,000	457,500
Cott Beverages, Inc.
5.38% due 07/01/22	367,000	382,598
Edgewell Personal Care Co.
4.70% due 05/24/22	286,000	308,871
Great Lakes Dredge & Dock Corp.
8.00% due 05/15/22[1]	300,000	305,250
SUPERVALU, Inc.
7.75% due 11/15/22[2]	286,000	273,130
Endo Finance LLC / Endo Finco, Inc.
7.25% due 01/15/22[1]	249,000	240,908
Cimpress N.V.
7.00% due 04/01/22[1]	200,000	208,250
Halyard Health, Inc.
6.25% due 10/15/22	190,000	198,788
Live Nation Entertainment, Inc.
5.38% due 06/15/22[1]	190,000	198,550
TreeHouse Foods, Inc.
4.88% due 03/15/22	190,000	197,125
Acadia Healthcare Company, Inc.
5.13% due 07/01/22	190,000	196,888
RR Donnelley & Sons Co.
7.00% due 02/15/22	190,000	196,650
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc.
7.88% due 10/01/22[1]	190,000	194,750
Cardtronics, Inc.
5.13% due 08/01/22	190,000	194,750
Total Consumer, Non-cyclical		23,442,809
Consumer, Cyclical - 15.1%
Scientific Games International, Inc.
10.00% due 12/01/22	2,102,000	2,346,358
7.00% due 01/01/22[1]	1,598,000	1,709,860
International Game Technology plc
6.25% due 02/15/22[1]	2,100,000	2,325,750
1011778 BC ULC / New Red Finance, Inc.
6.00% due 04/01/22[1]	1,338,000	1,382,989
4.63% due 01/15/22[1]	668,000	684,500
Viking Cruises Ltd.
8.50% due 10/15/22[1]	1,215,000	1,275,750

Guggenheim BulletShares 2022 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face Amount	Value
CORPORATE BONDS†† - 96.9% (continued)
Consumer, Cyclical - 15.1% (continued)
L Brands, Inc.
5.63% due 02/15/22	$930,000	$986,963
MGM Resorts International
7.75% due 03/15/22	840,000	984,900
Lennar Corp.
4.13% due 01/15/22	500,000	516,874
4.75% due 11/15/22	382,000	400,623
American Tire Distributors, Inc.
10.25% due 03/01/22[1]	800,000	830,000
Men's Wearhouse, Inc.
7.00% due 07/01/22[2]	908,000	810,390
American Axle & Manufacturing, Inc.
6.63% due 10/15/22[2]	701,000	726,411
PVH Corp.
4.50% due 12/15/22	668,000	688,708
Group 1 Automotive, Inc.
5.00% due 06/01/22	668,000	686,370
National CineMedia LLC
6.00% due 04/15/22	668,000	673,010
WMG Acquisition Corp.
6.75% due 04/15/22[1]	476,000	500,990
5.63% due 04/15/22[1]	86,000	89,870
Brookfield Residential Properties Inc. / Brookfield Residential US Corp.
6.13% due 07/01/22[1]	478,000	500,705
KB Home
7.50% due 09/15/22	430,000	495,575
ZF North America Capital, Inc.
4.50% due 04/29/22[1]	400,000	422,800
Ferrellgas, LP / Ferrellgas Finance Corp.
6.75% due 01/15/22	382,000	365,765
Tops Holding LLC / Tops Markets II Corp.
8.00% due 06/15/22[1]	478,000	352,525
New Home Company, Inc.
7.25% due 04/01/22[1]	300,000	312,000
Meritage Homes Corp.
7.00% due 04/01/22	238,000	271,320
Penske Automotive Group, Inc.
5.75% due 10/01/22	226,000	233,063
Regal Entertainment Group
5.75% due 03/15/22	190,000	197,600
Cinemark USA, Inc.
5.13% due 12/15/22	190,000	196,460
CalAtlantic Group, Inc.
5.38% due 10/01/22	94,000	102,108
Total Consumer, Cyclical		21,070,237
Industrial - 8.4%
Bombardier, Inc.
6.00% due 10/15/22[1]	1,146,000	1,167,487
5.75% due 03/15/22[1]	382,000	391,073
XPO Logistics, Inc.
6.50% due 06/15/22[1]	1,242,000	1,311,366
Gates Global LLC / Gates Global Co.
6.00% due 07/15/22[1]	1,146,000	1,180,150
	Face Amount	Value
CORPORATE BONDS†† - 96.9% (continued)
Industrial - 8.4% (continued)
TransDigm, Inc.
6.00% due 07/15/22	$764,000	$792,650
Amsted Industries, Inc.
5.00% due 03/15/22[1]	668,000	694,720
Ball Corp.
5.00% due 03/15/22	599,000	643,175
Moog, Inc.
5.25% due 12/01/22[1]	564,000	586,560
KLX, Inc.
5.88% due 12/01/22[1]	524,000	551,510
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
4.25% due 09/15/22[1]	500,000	513,749
Graphic Packaging International, Inc.
4.88% due 11/15/22	476,000	506,345
EnPro Industries, Inc.
5.88% due 09/15/22	476,000	498,610
General Cable Corp.
5.75% due 10/01/22	476,000	489,090
New Enterprise Stone & Lime Company, Inc.
10.13% due 04/01/22[1]	200,000	217,000
AECOM Global II LLC / URS Fox US, LP
5.00% due 04/01/22	200,000	207,500
Sealed Air Corp.
4.88% due 12/01/22[1]	190,000	200,688
Owens-Brockway Glass Container, Inc.
5.00% due 01/15/22[1]	190,000	200,213
AECOM
5.75% due 10/15/22	190,000	199,521
Berry Plastics Corp.
5.50% due 05/15/22	190,000	197,363
Silgan Holdings, Inc.
5.50% due 02/01/22	190,000	195,938
Covanta Holding Corp.
6.38% due 10/01/22	190,000	195,700
Actuant Corp.
5.63% due 06/15/22	190,000	195,225
Triumph Group, Inc.
5.25% due 06/01/22	190,000	181,925
Oshkosh Corp.
5.38% due 03/01/22	142,000	147,858
Zebra Technologies Corp.
7.25% due 10/15/22[2]	114,000	121,054
Griffon Corp.
5.25% due 03/01/22	114,000	116,850
Total Industrial		11,703,320
Basic Materials - 7.9%
Freeport-McMoRan, Inc.
3.55% due 03/01/22	2,691,000	2,653,998
6.75% due 02/01/22	300,000	315,750
Tronox Finance LLC
7.50% due 03/15/22[1]	1,000,000	1,052,500
Teck Resources Ltd.
4.75% due 01/15/22	900,000	947,250
First Quantum Minerals Ltd.
7.25% due 05/15/22[1]	850,000	877,625

Guggenheim BulletShares 2022 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face Amount	Value
CORPORATE BONDS†† - 96.9% (continued)
Basic Materials - 7.9% (continued)
ArcelorMittal
6.75% due 02/25/22	$764,000	$863,319
Ashland LLC
4.75% due 08/15/22	764,000	800,290
Platform Specialty Products Corp.
6.50% due 02/01/22[1]	764,000	796,470
Signode Industrial Group Lux S.A./Signode Industrial Group US, Inc.
6.38% due 05/01/22[1]	500,000	518,750
Steel Dynamics, Inc.
6.38% due 08/15/22	427,000	442,479
New Gold, Inc.
6.25% due 11/15/22[1,2]	394,000	409,760
Cascades, Inc.
5.50% due 07/15/22[1]	372,000	386,880
Anglo American Capital plc
3.75% due 04/10/22[1]	250,000	255,938
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.
6.75% due 05/01/22[1]	205,000	218,684
Huntsman International LLC
5.13% due 11/15/22	190,000	201,875
United States Steel Corp.
7.50% due 03/15/22[2]	190,000	197,078
Total Basic Materials		10,938,646
Financial - 5.4%
Navient Corp.
7.25% due 01/25/22	572,000	627,055
6.50% due 06/15/22	500,000	528,750
Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
5.88% due 02/01/22	1,005,000	1,038,617
CIT Group, Inc.
5.00% due 08/15/22	860,000	933,014
Springleaf Finance Corp.
6.13% due 05/15/22	800,000	839,999
Ally Financial, Inc.
4.13% due 02/13/22	478,000	491,743
4.63% due 05/19/22	324,000	337,770
SBA Communications Corp.
4.88% due 07/15/22	668,000	693,050
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
6.25% due 02/01/22	500,000	516,875
CoreCivic, Inc.
5.00% due 10/15/22	478,000	497,120
Jefferies Finance LLC / JFIN Company-Issuer Corp.
6.88% due 04/15/22[1]	400,000	402,000
Equinix, Inc.
5.38% due 05/15/27	200,000	215,750
Greystar Real Estate Partners LLC
8.25% due 12/01/22[1]	190,000	204,725

	Face Amount	Value
CORPORATE BONDS†† - 96.9% (continued)
Financial - 5.4% (continued)
GEO Group, Inc.
5.88% due 01/15/22	$94,000	$98,113
Nationstar Mortgage LLC / Nationstar Capital Corp.
6.50% due 06/01/22	86,000	88,176
Total Financial		7,512,757
Utilities - 3.2%
Dynegy, Inc.
7.38% due 11/01/22	1,754,000	1,819,775
NRG Energy, Inc.
6.25% due 07/15/22	954,000	1,004,085
Terraform Global Operating LLC
9.75% due 08/15/22[1]	860,000	962,125
Calpine Corp.
6.00% due 01/15/22[1]	668,000	691,380
Total Utilities		4,477,365
Technology - 2.7%
Infor US, Inc.
6.50% due 05/15/22	1,260,000	1,291,500
Harland Clarke Holdings Corp.
8.38% due 08/15/22[1]	750,000	803,438
NCR Corp.
5.00% due 07/15/22	764,000	783,100
Advanced Micro Devices, Inc.
7.50% due 08/15/22	476,000	537,880
Everi Payments, Inc.
10.00% due 01/15/22	300,000	328,500
Total Technology		3,744,418
Diversified - 0.4%
HRG Group, Inc.
7.75% due 01/15/22	572,000	602,030
Total Corporate Bonds
(Cost $131,997,214)		134,808,112

Guggenheim BulletShares 2022 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face Amount	Value
SECURITIES LENDING COLLATERAL††,3 - 5.8%
Repurchase Agreements
Daiwa Capital Markets America
issued 08/31/17 at 1.10%
due 09/01/17	$1,881,420	$1,881,420
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 08/31/17 at 1.08%
due 09/01/17	1,881,420	1,881,420
RBC Dominion Securities, Inc.
issued 08/31/17 at 1.05%
due 09/01/17	1,881,420	1,881,420
Citibank
issued 08/31/17 at 1.08%
due 09/01/17	1,881,420	1,881,420
J.P. Morgan Securities LLC
issued 08/31/17 at 1.06%
due 09/01/17	557,468	557,468
Total Securities Lending Collateral
(Cost $8,083,148)		8,083,148
Total Investments - 102.7%
(Cost $140,080,362)		$142,891,260
Other Assets & Liabilities, net - (2.7)%		(3,699,878)
Total Net Assets - 100.0%		$139,191,382

††	Value determined based on Level 2 inputs — See Note 3.
1
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $52,355,674 (cost $51,022,133), or 37.6% of total net assets.

2	All or portion of this security is on loan at August 31, 2017 — See Note 4.
3	Securities lending collateral — See Note 4.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2022. See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at August 31, 2017 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Corporate Bonds	$—	$134,808,112	$—	$134,808,112
Securities Lending Collateral	—	8,083,148	—	8,083,148
Total Assets	$—	$142,891,260	$—	$142,891,260

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended August 31, 2017, there were no transfers between levels.

Guggenheim BulletShares 2023 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face Amount	Value
CORPORATE BONDS†† - 97.1%
Energy - 18.4%
Weatherford International Ltd.
8.25% due 06/15/23	$400,000	$393,000
9.88% due 02/15/24[1]	200,000	205,500
Transocean, Inc.
9.00% due 07/15/23[1]	545,000	581,787
Sunoco, LP / Sunoco Finance Corp.
6.38% due 04/01/23	400,000	423,500
TerraForm Power Operating LLC
6.38% due 02/01/23[1,2]	400,000	416,000
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
6.25% due 04/01/23	400,000	415,000
Range Resources Corp.
5.00% due 03/15/23[1]	400,000	397,000
QEP Resources, Inc.
5.25% due 05/01/23	400,000	382,000
Energy Transfer Equity, LP
5.88% due 01/15/24	300,000	324,750
Continental Resources, Inc.
4.50% due 04/15/23	328,000	323,900
Concho Resources, Inc.
5.50% due 04/01/23	300,000	309,188
Sanchez Energy Corp.
6.13% due 01/15/23[3]	400,000	307,000
MEG Energy Corp.
6.38% due 01/30/23[1]	300,000	241,125
Rice Energy, Inc.
7.25% due 05/01/23	220,000	236,225
DCP Midstream Operating, LP
3.88% due 03/15/23	229,000	224,134
WPX Energy, Inc.
8.25% due 08/01/23	200,000	220,500
Antero Resources Corp.
5.63% due 06/01/23	200,000	204,500
Targa Resources Partners Limited Partnership / Targa Resources Partners Finance Corp.
5.25% due 05/01/23	100,000	102,500
4.25% due 11/15/23	100,000	99,750
Gulfport Energy Corp.
6.63% due 05/01/23	200,000	200,000
Genesis Energy, LP / Genesis Energy Finance Corp.
6.00% due 05/15/23	200,000	197,000
Carrizo Oil & Gas, Inc.
6.25% due 04/15/23[3]	200,000	195,000
SM Energy Co.
6.50% due 01/01/23	200,000	192,500
Whiting Petroleum Corp.
6.25% due 04/01/23	200,000	186,500
Oasis Petroleum, Inc.
6.88% due 01/15/23[3]	193,000	185,666
Chesapeake Energy Corp.
5.75% due 03/15/23	200,000	177,750
	Face Amount	Value
CORPORATE BONDS†† - 97.1% (continued)
Energy - 18.4% (continued)
CrownRock Limited Partnership / CrownRock Finance, Inc.
7.75% due 02/15/23[1]	$160,000	$170,400
Seven Generations Energy Ltd.
6.88% due 06/30/23[1]	150,000	156,750
Williams Companies, Inc.
3.70% due 01/15/23	150,000	149,625
EP Energy LLC / Everest Acquisition Finance, Inc.
6.38% due 06/15/23	200,000	115,000
CONSOL Energy, Inc.
8.00% due 04/01/23	100,000	106,000
Denbury Resources, Inc.
4.63% due 07/15/23	200,000	89,000
Total Energy		7,928,550
Consumer, Non-cyclical - 15.0%
Valeant Pharmaceuticals International, Inc.
5.88% due 05/15/23[1]	1,000,000	857,500
5.50% due 03/01/23[1]	300,000	253,500
Tenet Healthcare Corp.
6.75% due 06/15/23[3]	700,000	696,220
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
6.00% due 07/15/23[1]	600,000	507,000
CHS/Community Health Systems, Inc.
6.25% due 03/31/23	500,000	505,625
Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC
5.63% due 10/15/23[1,3]	400,000	385,000
RegionalCare Hospital Partners Holdings, Inc.
8.25% due 05/01/23[1]	300,000	319,875
Jaguar Holding Company II / Pharmaceutical Product Development LLC
6.38% due 08/01/23[1]	300,000	315,360
Avis Budget Car Rental LLC
5.50% due 04/01/23[3]	300,000	303,660
Endo Finance LLC / Endo Finco, Inc.
5.38% due 01/15/23[1]	350,000	294,875
ADT Corp.
4.13% due 06/15/23	260,000	263,900
HCA, Inc.
5.88% due 05/01/23	200,000	219,300
Alere, Inc.
6.38% due 07/01/23[1]	200,000	214,500
Central Garden & Pet Co.
6.13% due 11/15/23	200,000	214,000
RR Donnelley & Sons Co.
6.50% due 11/15/23	180,000	173,700
Hill-Rom Holdings, Inc.
5.75% due 09/01/23[1]	100,000	105,750
Acadia Healthcare Company, Inc.
5.63% due 02/15/23	100,000	104,750

Guggenheim BulletShares 2023 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face Amount	Value
CORPORATE BONDS†† - 97.1% (continued)
Consumer, Non-cyclical - 15.0% (continued)
WEX, Inc.
4.75% due 02/01/23[1]	$100,000	$103,125
HealthSouth Corp.
5.13% due 03/15/23	100,000	102,750
Dean Foods Co.
6.50% due 03/15/23[1]	100,000	102,000
Kindred Healthcare, Inc.
8.75% due 01/15/23[3]	100,000	97,250
Avon Products, Inc.
7.00% due 03/15/23	100,000	89,500
Mallinckrodt International Finance S.A.
4.75% due 04/15/23	100,000	87,750
United Rentals North America, Inc.
4.63% due 07/15/23	80,000	83,826
Total Consumer, Non-cyclical		6,400,716
Consumer, Cyclical - 14.1%
PetSmart, Inc.
7.13% due 03/15/23[1]	600,000	490,500
Rite Aid Corp.
6.13% due 04/01/23[1,3]	490,000	482,650
KB Home
7.63% due 05/15/23	300,000	339,750
LTF Merger Sub, Inc.
8.50% due 06/15/23[1]	300,000	319,500
L Brands, Inc.
5.63% due 10/15/23	300,000	316,500
Goodyear Tire & Rubber Co.
5.13% due 11/15/23	300,000	314,622
Sabre GLBL, Inc.
5.38% due 04/15/23[1]	132,000	136,455
5.25% due 11/15/23[1]	100,000	103,000
MGM Resorts International
6.00% due 03/15/23	200,000	221,500
Scotts Miracle-Gro Co.
6.00% due 10/15/23	200,000	215,250
Fiat Chrysler Automobiles N.V.
5.25% due 04/15/23[3]	200,000	212,750
Tempur Sealy International, Inc.
5.63% due 10/15/23	200,000	209,250
Interval Acquisition Corp.
5.63% due 04/15/23	200,000	207,000
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
4.25% due 05/30/23[1]	200,000	205,250
JC Penney Corporation, Inc.
5.88% due 07/01/23[1,3]	200,000	201,500
Brinker International, Inc.
3.88% due 05/15/23	200,000	195,250
Beacon Roofing Supply, Inc.
6.38% due 10/01/23	175,000	186,375
WMG Acquisition Corp.
5.00% due 08/01/23[1]	165,000	170,981
Sally Holdings LLC / Sally Capital, Inc.
5.50% due 11/01/23	154,000	157,080
	Face Amount	Value
CORPORATE BONDS†† - 97.1% (continued)
Consumer, Cyclical - 14.1% (continued)
GLP Capital Limited Partnership / GLP Financing II, Inc.
5.38% due 11/01/23	$100,000	$108,625
Boyd Gaming Corp.
6.88% due 05/15/23	100,000	107,875
Taylor Morrison Communities, Inc. / Monarch Communities, Inc.
5.88% due 04/15/23[1]	100,000	106,500
Lennar Corp.
4.88% due 12/15/23	100,000	106,125
Carmike Cinemas, Inc.
6.00% due 06/15/23[1]	100,000	105,750
American Builders & Contractors Supply Company, Inc.
5.75% due 12/15/23[1]	100,000	105,375
Dana, Inc.
6.00% due 09/15/23	100,000	105,250
Party City Holdings, Inc.
6.13% due 08/15/23[1]	100,000	105,000
Univar USA, Inc.
6.75% due 07/15/23[1]	100,000	104,500
Cinemark USA, Inc.
4.88% due 06/01/23	100,000	100,250
Yum! Brands, Inc.
3.88% due 11/01/23	100,000	99,625
Sonic Automotive, Inc.
5.00% due 05/15/23[3]	100,000	97,750
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.75% due 06/15/23	100,000	95,250
Total Consumer, Cyclical		6,033,038
Communications - 14.0%
Sprint Corp.
7.88% due 09/15/23	1,230,000	1,408,510
Altice Financing S.A.
6.63% due 02/15/23[1]	950,000	1,007,000
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13% due 05/01/23[1]	300,000	314,589
5.13% due 02/15/23	200,000	207,250
Zayo Group LLC / Zayo Capital, Inc.
6.00% due 04/01/23	375,000	398,794
Midcontinent Communications / Midcontinent Finance Corp.
6.88% due 08/15/23[1]	300,000	324,000
Quebecor Media, Inc.
5.75% due 01/15/23	300,000	322,125
DISH DBS Corp.
5.00% due 03/15/23	300,000	310,590
Univision Communications, Inc.
5.13% due 05/15/23[1]	300,000	306,000
Frontier Communications Corp.
7.13% due 01/15/23	300,000	237,000
Windstream Services LLC
6.38% due 08/01/23[3]	200,000	155,500
7.50% due 04/01/23[3]	100,000	77,750

Guggenheim BulletShares 2023 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face Amount	Value
CORPORATE BONDS†† - 97.1% (continued)
Communications - 14.0% (continued)
Altice US Finance I Corp.
5.38% due 07/15/23[1]	$200,000	$210,000
Unitymedia Hessen GmbH & Company KG / Unitymedia NRW GmbH
5.50% due 01/15/23[1]	180,000	186,750
Anixter, Inc.
5.50% due 03/01/23	100,000	107,875
VeriSign, Inc.
4.63% due 05/01/23	100,000	103,375
Sirius XM Radio, Inc.
4.63% due 05/15/23[1]	100,000	103,250
CenturyLink, Inc.
6.75% due 12/01/23	100,000	102,500
Level 3 Financing, Inc.
5.13% due 05/01/23	100,000	101,875
Total Communications		5,984,733
Industrial - 9.6%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.13% due 07/15/23[1]	552,000	575,978
Summit Materials LLC / Summit Materials Finance Corp.
6.13% due 07/15/23	490,000	515,725
Bombardier, Inc.
6.13% due 01/15/23[1]	500,000	514,220
Ball Corp.
4.00% due 11/15/23	500,000	509,375
XPO Logistics, Inc.
6.13% due 09/01/23[1]	300,000	314,250
Kenan Advantage Group, Inc.
7.88% due 07/31/23[1]	300,000	311,250
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
4.63% due 05/15/23[1]	300,000	309,375
Sealed Air Corp.
5.25% due 04/01/23[1]	200,000	215,000
EnerSys
5.00% due 04/30/23[1]	200,000	206,500
Owens Brockway Glass Container, Inc.
5.88% due 08/15/23[1]	100,000	109,938
Norbord, Inc.
6.25% due 04/15/23[1]	100,000	108,000
Orbital ATK, Inc.
5.50% due 10/01/23	100,000	105,750
Crown Americas /Crown Americas Capital Corp. III
4.50% due 01/15/23	100,000	105,000
Masonite International Corp.
5.63% due 03/15/23[1]	100,000	104,750
Berry Plastics Corp.
5.13% due 07/15/23	100,000	104,625
Total Industrial		4,109,736
Technology - 8.3%
First Data Corp.
7.00% due 12/01/23[1]	800,000	864,000
5.38% due 08/15/23[1]	300,000	316,500
	Face Amount	Value
CORPORATE BONDS†† - 97.1% (continued)
Technology - 8.3% (continued)
Micron Technology, Inc.
5.25% due 08/01/23[1]	$300,000	$313,875
Sophia Limited Partnership / Sophia Finance, Inc.
9.00% due 09/30/23[1]	300,000	311,250
Informatica LLC
7.13% due 07/15/23[1]	300,000	303,000
Riverbed Technology, Inc.
8.88% due 03/01/23[1]	300,000	294,375
EMC Corp./MA
3.38% due 06/01/23	300,000	290,007
Sensata Technologies BV
4.88% due 10/15/23[1]	200,000	209,250
NCR Corp.
6.38% due 12/15/23	100,000	107,125
Open Text Corp.
5.63% due 01/15/23[1]	100,000	105,875
SS&C Technologies Holdings, Inc.
5.88% due 07/15/23	100,000	105,500
Quintiles IMS, Inc.
4.88% due 05/15/23[1]	100,000	104,500
CDW LLC / CDW Finance Corp.
5.00% due 09/01/23	100,000	104,375
Brocade Communications Systems, Inc.
4.63% due 01/15/23	100,000	102,500
Total Technology		3,532,132
Basic Materials - 7.4%
Freeport-McMoRan, Inc.
3.88% due 03/15/23	1,020,000	1,014,900
Hudbay Minerals, Inc.
7.25% due 01/15/23[1]	300,000	324,000
First Quantum Minerals Ltd.
7.25% due 04/01/23[1]	300,000	309,000
CF Industries, Inc.
3.45% due 06/01/23[3]	274,000	267,150
Chemours Co.
6.63% due 05/15/23	200,000	213,250
Vedanta Resources plc
7.13% due 05/31/23[1]	200,000	213,000
Cascades, Inc.
5.75% due 07/15/23[1]	200,000	209,000
Teck Resources Ltd.
3.75% due 02/01/23	182,000	183,947
Allegheny Technologies, Inc.
7.88% due 08/15/23	100,000	107,625
PolyOne Corp.
5.25% due 03/15/23	100,000	105,500
Commercial Metals Co.
4.88% due 05/15/23	100,000	103,500
Clearwater Paper Corp.
4.50% due 02/01/23	100,000	100,250
Total Basic Materials		3,151,122
Financial - 5.9%
Uniti Group Incorporated / CSL Capital LLC
8.25% due 10/15/23	500,000	491,050
6.00% due 04/15/23[1]	264,000	265,320

Guggenheim BulletShares 2023 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face Amount	Value
CORPORATE BONDS†† - 97.1% (continued)
Financial - 5.9% (continued)
Navient Corp.
7.25% due 09/25/23	$300,000	$326,880
5.50% due 01/25/23	200,000	202,750
CIT Group, Inc.
5.00% due 08/01/23	300,000	326,625
Alliant Holdings Intermediate LLC
8.25% due 08/01/23[1]	200,000	210,500
Realogy Group LLC / Realogy Company-Issuer Corp.
4.88% due 06/01/23[1]	200,000	205,000
Genworth Holdings, Inc.
4.90% due 08/15/23	200,000	171,000
Credit Acceptance Corp.
7.38% due 03/15/23	100,000	106,250
Sabra Health Care Limited Partnership / Sabra Capital Corp.
5.38% due 06/01/23	100,000	103,970
GEO Group, Inc.
5.13% due 04/01/23	100,000	100,875
Total Financial		2,510,220
Utilities - 4.4%
Calpine Corp.
5.38% due 01/15/23[3]	550,000	525,250
NRG Energy, Inc.
6.63% due 03/15/23	400,000	415,000
Dynegy, Inc.
5.88% due 06/01/23	355,000	354,113
NGL Energy Partners Limited Partnership / NGL Energy Finance Corp.
7.50% due 11/01/23	300,000	290,250
	Face Amount	Value
CORPORATE BONDS†† - 97.1% (continued)
Utilities - 4.4% (continued)
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[1]	$200,000	$211,000
AES Corp.
4.88% due 05/15/23	100,000	102,750
Total Utilities		1,898,363
Total Corporate Bonds
(Cost $40,957,199)		41,548,610
SECURITIES LENDING COLLATERAL††,4 - 6.8%
Repurchase Agreements
Nomura Securities International, Inc.
issued 08/31/17 at 1.08%
due 09/01/17	672,804	672,804
Citigroup Global Markets, Inc.
issued 08/31/17 at 1.08%
due 09/01/17	672,804	672,804
RBC Dominion Securities, Inc.
issued 08/31/17 at 1.05%
due 09/01/17	672,804	672,804
Daiwa Capital Markets America
issued 08/31/17 at 1.10%
due 09/01/17	672,804	672,804
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 08/31/17 at 1.06%
due 09/01/17	199,370	199,370
Total Securities Lending Collateral
(Cost $2,890,586)		2,890,586
Total Investments - 103.9%
(Cost $43,847,785)		$44,439,196
Other Assets & Liabilities, net - (3.9)%		(1,673,437)
Total Net Assets - 100.0%		$42,765,759
††	Value determined based on Level 2 inputs — See Note 3.
1
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $18,254,303 (cost $18,173,984), or 42.7% of total net assets.

2	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
3	All or portion of this security is on loan at August 31, 2017 — See Note 4.
4	Securities lending collateral — See Note 4.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2023.

Guggenheim BulletShares 2023 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at August 31, 2017 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Corporate Bonds	$—	$41,548,610	$—	$41,548,610
Securities Lending Collateral	—	2,890,586	—	2,890,586
Total Assets	$—	$44,439,196	$—	$44,439,196

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended August 31, 2017, there were no transfers between levels.

Guggenehim BulletShares 2024 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face Amount	Value
CORPORATE BONDS†† - 98.0%
Communications - 20.0%
Sprint Corp.
7.13% due 06/15/24	$500,000	$551,249
7.63% due 02/15/25	400,000	453,000
DISH DBS Corp.
5.88% due 11/15/24	400,000	432,999
Inmarsat Finance plc
6.50% due 10/01/24[1]	200,000	217,250
Altice Finco S.A.
8.13% due 01/15/24[1]	200,000	217,190
Netflix, Inc.
5.75% due 03/01/24	200,000	214,750
Videotron Ltd.
5.38% due 06/15/24[1]	200,000	214,000
GTT Communications, Inc.
7.88% due 12/31/24[1]	200,000	213,938
SFR Group S.A.
6.25% due 05/15/24[1]	200,000	211,250
CenturyLink, Inc.
7.50% due 04/01/24[2]	200,000	210,000
Virgin Media Finance plc
6.00% due 10/15/24[1]	200,000	209,750
CommScope, Inc.
5.50% due 06/15/24[1]	200,000	209,250
MDC Partners, Inc.
6.50% due 05/01/24[1]	200,000	200,250
Cincinnati Bell, Inc.
7.00% due 07/15/24[1]	200,000	198,500
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
7.88% due 05/15/24[1]	200,000	192,250
Cengage Learning, Inc.
9.50% due 06/15/24[1,2]	200,000	172,500
Frontier Communications Corp.
7.63% due 04/15/24	200,000	159,000
Nexstar Broadcasting, Inc.
5.63% due 08/01/24[1]	125,000	129,688
TEGNA, Inc.
5.50% due 09/15/24[1]	115,000	121,469
CSC Holdings LLC
5.25% due 06/01/24	100,000	102,875
Total Communications		4,631,158
Energy - 15.7%
Cheniere Corpus Christi Holdings LLC
7.00% due 06/30/24	300,000	342,750
Southwestern Energy Co.
6.70% due 01/23/25	300,000	294,000
Continental Resources, Inc.
3.80% due 06/01/24	300,000	280,500
Newfield Exploration Co.
5.63% due 07/01/24	200,000	214,000
Parsley Energy LLC / Parsley Finance Corp.
6.25% due 06/01/24[1]	200,000	209,500
Ensco plc
4.50% due 10/01/24	281,000	206,535
PDC Energy, Inc.
6.13% due 09/15/24[1]	200,000	206,000
	Face Amount	Value
CORPORATE BONDS†† - 98.0% (continued)
Energy - 15.7% (continued)
Williams Companies, Inc.
4.55% due 06/24/24	$200,000	$205,500
Gulfport Energy Corp.
6.00% due 10/15/24[1]	200,000	197,000
WPX Energy, Inc.
5.25% due 09/15/24	200,000	197,000
EP Energy LLC / Everest Acquisition Finance, Inc.
8.00% due 11/29/24[1]	200,000	196,500
Callon Petroleum Co.
6.13% due 10/01/24	185,000	188,700
Precision Drilling Corp.
5.25% due 11/15/24	200,000	175,500
Rowan Companies, Inc.
4.75% due 01/15/24	200,000	162,000
Alta Mesa Holdings, LP / Alta Mesa Finance Services Corp.
7.88% due 12/15/24[1]	150,000	161,625
Energy Transfer Equity, LP
5.88% due 01/15/24	100,000	108,250
Weatherford International Ltd.
9.88% due 02/15/24[1]	100,000	102,750
Diamondback Energy, Inc.
4.75% due 11/01/24	100,000	100,750
SM Energy Co.
5.00% due 01/15/24	100,000	89,500
Total Energy		3,638,360
Consumer, Non-cyclical - 15.6%
Albertsons Companies LLC / Safeway Incorporated / New Albertson's Inc / Albertson's LLC
6.63% due 06/15/24	325,000	311,838
US Foods, Inc.
5.88% due 06/15/24[1]	268,000	280,395
Live Nation Entertainment, Inc.
4.88% due 11/01/24[1]	250,000	255,624
Tenet Healthcare Corp.
4.63% due 07/15/24[1]	250,000	250,575
CDK Global, Inc.
5.00% due 10/15/24	206,000	220,585
Acadia Healthcare Company, Inc.
6.50% due 03/01/24	200,000	215,500
MPH Acquisition Holdings LLC
7.13% due 06/01/24[1]	200,000	215,000
United Rentals North America, Inc.
5.75% due 11/15/24	200,000	214,810
LifePoint Health, Inc.
5.38% due 05/01/24	200,000	207,500
ServiceMaster Co. LLC
5.13% due 11/15/24[1]	200,000	206,000
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
6.38% due 04/01/24[1,2]	200,000	205,500
DaVita, Inc.
5.13% due 07/15/24	200,000	204,500

Guggenehim BulletShares 2024 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face Amount	Value
CORPORATE BONDS†† - 98.0% (continued)
Consumer, Non-cyclical - 15.6% (continued)
JBS USA LUX S.A. / JBS USA Finance, Inc.
5.88% due 07/15/24[1]	$200,000	$203,500
JBS Investments GmbH
7.25% due 04/03/24[1]	200,000	202,750
Revlon Consumer Products Corp.
6.25% due 08/01/24	200,000	162,486
RR Donnelley & Sons Co.
6.00% due 04/01/24[2]	120,000	114,150
Hertz Corp.
5.50% due 10/15/24[1,2]	100,000	85,500
Herc Rentals, Inc.
7.75% due 06/01/24[1,2]	57,000	62,700
Total Consumer, Non-cyclical		3,618,913
Consumer, Cyclical - 13.9%
Asbury Automotive Group, Inc.
6.00% due 12/15/24	300,000	310,500
Allison Transmission, Inc.
5.00% due 10/01/24[1]	300,000	309,750
International Game Technology plc
6.50% due 02/15/25[1]	200,000	225,500
CalAtlantic Group, Inc.
5.88% due 11/15/24	200,000	217,750
HD Supply, Inc.
5.75% due 04/15/24[1]	200,000	215,000
TRI Pointe Group Inc. / TRI Pointe Homes Inc.
5.88% due 06/15/24	200,000	213,500
Aramark Services, Inc.
5.13% due 01/15/24	200,000	213,000
Meritor, Inc.
6.25% due 02/15/24	200,000	211,500
Mohegan Gaming & Entertainment
7.88% due 10/15/24[1,2]	200,000	210,750
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.00% due 06/01/24[1]	200,000	209,560
Dana, Inc.
5.50% due 12/15/24	200,000	209,500
Hanesbrands, Inc.
4.63% due 05/15/24[1]	200,000	209,000
Mobile Mini, Inc.
5.88% due 07/01/24	200,000	207,500
Suburban Propane Partners, LP / Suburban Energy Finance Corp.
5.50% due 06/01/24	200,000	198,000
	Face Amount	Value
CORPORATE BONDS†† - 98.0% (continued)
Consumer, Cyclical - 13.9% (continued)
Tenneco, Inc.
5.38% due 12/15/24	$50,000	$52,250
Total Consumer, Cyclical		3,213,060
Financial - 9.3%
MGM Growth Properties Operating Partnership, LP / MGP Finance Company-Issuer, Inc.
5.63% due 05/01/24	300,000	327,750
Navient Corp.
6.13% due 03/25/24	300,000	307,500
Ally Financial, Inc.
5.13% due 09/30/24	200,000	216,000
Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
6.75% due 02/01/24	200,000	211,060
CyrusOne, LP / CyrusOne Finance Corp.
5.00% due 03/15/24[1]	200,000	209,500
GEO Group, Inc.
5.88% due 10/15/24	200,000	208,000
SBA Communications Corp.
4.88% due 09/01/24	200,000	207,000
Iron Mountain, Inc.
5.75% due 08/15/24	200,000	205,010
Genworth Holdings, Inc.
4.80% due 02/15/24	200,000	168,000
Kennedy-Wilson, Inc.
5.88% due 04/01/24	100,000	103,125
Total Financial		2,162,945
Industrial - 8.8%
BlueLine Rental Finance Corporation / BlueLine Rental LLC
9.25% due 03/15/24[1]	300,000	328,320
BWAY Holding Co.
5.50% due 04/15/24[1]	300,000	313,875
AECOM
5.88% due 10/15/24	200,000	219,750
US Concrete, Inc.
6.38% due 06/01/24	200,000	217,000
Sealed Air Corp.
5.13% due 12/01/24[1]	200,000	213,500
CEMEX Finance LLC
6.00% due 04/01/24[1]	200,000	212,260
Novelis Corp.
6.25% due 08/15/24[1]	200,000	211,750
TransDigm, Inc.
6.50% due 07/15/24	200,000	208,250
Belden, Inc.
5.25% due 07/15/24[1]	100,000	103,500
Total Industrial		2,028,205
Utilities - 5.4%
Calpine Corp.
5.88% due 01/15/24[1]	184,000	189,750
5.50% due 02/01/24	200,000	186,250
Dynegy, Inc.
7.63% due 11/01/24[2]	250,000	259,063

Guggenehim BulletShares 2024 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face Amount	Value
CORPORATE BONDS†† - 98.0% (continued)
Utilities - 5.4% (continued)
AES Corp.
5.50% due 03/15/24	$200,000	$208,500
AmeriGas Partners, LP / AmeriGas Finance Corp.
5.63% due 05/20/24	200,000	208,500
NRG Energy, Inc.
6.25% due 05/01/24	200,000	208,000
Total Utilities		1,260,063
Technology - 4.8%
First Data Corp.
5.75% due 01/15/24[1]	400,000	422,500
5.00% due 01/15/24[1]	300,000	313,497
Advanced Micro Devices, Inc.
7.00% due 07/01/24	200,000	213,750
Micron Technology, Inc.
5.25% due 01/15/24[1]	100,000	104,500
CDW LLC / CDW Finance Corp.
5.50% due 12/01/24	50,000	55,063
Total Technology		1,109,310
Basic Materials - 4.5%
Constellium N.V.
5.75% due 05/15/24[1]	300,000	306,750
Freeport-McMoRan, Inc.
4.55% due 11/14/24[2]	300,000	300,750
Alcoa Nederland Holding B.V.
6.75% due 09/30/24[1]	200,000	220,500
	Face Amount	Value
CORPORATE BONDS†† - 98.0% (continued)
Basic Materials - 4.5% (continued)
Kaiser Aluminum Corp.
5.88% due 05/15/24	$200,000	$214,500
Total Basic Materials		1,042,500
Total Corporate Bonds
(Cost $22,430,932)		22,704,514
SECURITIES LENDING COLLATERAL††,3 - 4.5%
Repurchase Agreements
Daiwa Capital Markets America
issued 08/31/17 at 1.10%
due 09/01/17	244,607	244,607
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 08/31/17 at 1.08%
due 09/01/17	244,607	244,607
RBC Dominion Securities, Inc.
issued 08/31/17 at 1.05%
due 09/01/17	244,607	244,607
Citibank
issued 08/31/17 at 1.08%
due 09/01/17	244,607	244,607
J.P. Morgan Securities LLC
issued 08/31/17 at 1.06%
due 09/01/17	72,483	72,483
Total Securities Lending Collateral
(Cost $1,050,911)		1,050,911
Total Investments - 102.5%
(Cost $23,481,843)		$23,755,425
Other Assets & Liabilities, net - (2.5)%		(588,539)
Total Net Assets - 100.0%		$23,166,886

††	Value determined based on Level 2 inputs — See Note 3.
1
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $10,077,966 (cost $9,950,672), or 43.5% of total net assets.

2	All or portion of this security is on loan at August 31, 2017 — See Note 4.
3	Securities lending collateral — See Note 4.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2024. See Sector Classification in Other Information section.

Guggenehim BulletShares 2024 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

The following table summarizes the inputs used to value the Fund's investments at August 31, 2017 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Corporate Bonds	$—	$22,704,514	$—	$22,704,514
Securities Lending Collateral	—	1,050,911	—	1,050,911
Total Assets	$—	$23,755,425	$—	$23,755,425

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended August 31, 2017, there were no transfers between levels.

Guggenheim Ultra Short Duration ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Shares	Value
MONEY MARKET FUND† - 0.4%
Dreyfus Treasury Prime Cash
Management Institutional
Shares 0.87%[1]	5,031,643	$5,031,643
Total Money Market Fund
(Cost $5,031,643)		5,031,643
	Face
	Amount~	Value
CORPORATE BONDS†† - 24.5%
Financial - 18.1%
Goldman Sachs Group, Inc.
2.02% (3 Month LIBOR + 73 bps) due 12/27/20[2]	8,485,000	8,500,464
2.51% (3 Month LIBOR + 120 bps) due 04/30/18[2]	2,500,000	2,515,633
2.45% (3 Month LIBOR + 120 bps) due 09/15/20[2]	250,000	254,406
JPMorgan Chase & Co.
2.13% (3 Month LIBOR + 84 bps) due 03/22/19[2]	5,500,000	5,545,894
2.00% (3 Month LIBOR + 68 bps) due 06/01/21[2]	5,400,000	5,418,112
Huntington National Bank
1.74% (3 Month LIBOR + 51 bps) due 03/10/20[2]	10,000,000	10,049,979
Citizens Bank North America/Providence RI
1.86% (3 Month LIBOR + 54 bps) due 03/02/20[2]	10,000,000	10,006,636
Credit Agricole S.A.
2.20% (3 Month LIBOR + 97 bps) due 06/10/20[2,3]	9,750,000	9,883,087
Morgan Stanley
2.69% (3 Month LIBOR + 138 bps) due 02/01/19[2]	6,500,000	6,593,024
2.11% (3 Month LIBOR + 80 bps) due 02/14/20[2]	2,900,000	2,913,891
Citigroup, Inc.
2.09% (3 Month LIBOR + 79 bps) due 01/10/20[2]	9,400,000	9,473,407
Australia & New Zealand Banking Group Ltd.
1.95% (3 Month LIBOR + 66 bps) due 09/23/19[2,3]	9,360,000	9,425,918
BNZ International Funding Ltd.
2.02% (3 Month LIBOR + 70 bps) due 02/21/20[2,3]	9,250,000	9,306,745
Sumitomo Mitsui Trust Bank Ltd.
2.21% (3 Month LIBOR + 91 bps) due 10/18/19[2,3]	9,200,000	9,290,856
Fifth Third Bank/Cincinnati OH
1.88% (3 Month LIBOR + 59 bps) due 09/27/19[2]	7,500,000	7,538,222
2.23% (3 Month LIBOR + 91 bps) due 08/20/18[2]	1,700,000	1,711,100

	Face
	Amount~	Value
CORPORATE BONDS†† - 24.5% (continued)
Financial - 18.1% (continued)
Capital One North America/Mclean VA
2.00% (3 Month LIBOR + 77 bps) due 09/13/19[2]	5,050,000	$5,084,417
2.46% (3 Month LIBOR + 115 bps) due 08/17/18[2]	4,100,000	4,130,845
Nordea Bank AB
1.92% (3 Month LIBOR + 62 bps) due 09/30/19[2,3]	9,000,000	9,060,416
Mitsubishi UFJ Financial Group, Inc.
3.20% (3 Month LIBOR + 188 bps) due 03/01/21[2]	8,125,000	8,454,632
Bank of Nova Scotia
1.90% (3 Month LIBOR + 66 bps) due 06/14/19[2]	7,250,000	7,304,646
Wells Fargo Bank North America
1.92% (3 Month LIBOR + 60 bps) due 05/24/19[2]	7,000,000	7,048,698
Standard Chartered plc
2.45% (3 Month LIBOR + 113 bps) due 08/19/19[2,3]	6,772,000	6,851,363
Danske Bank A/S
1.90% (3 Month LIBOR + 58 bps) due 09/06/19[2,3]	6,700,000	6,710,847
US Bank North America/Cincinnati OH
1.89% (3 Month LIBOR + 58 bps) due 01/29/18[2]	6,600,000	6,611,119
Santander UK plc
2.72% (3 Month LIBOR + 148 bps) due 03/14/19[2]	6,100,000	6,206,798
Westpac Banking Corp.
2.02% (3 Month LIBOR + 71 bps) due 05/13/19[2]	6,000,000	6,042,450
National Australia Bank Ltd.
2.08% (3 Month LIBOR + 78 bps) due 01/14/19[2,3]	5,000,000	5,036,706
National Bank of Canada
2.08% (3 Month LIBOR + 84 bps) due 12/14/18[2]	5,000,000	5,029,186
Sumitomo Mitsui Banking Corp.
1.98% (3 Month LIBOR + 67 bps) due 10/19/18[2]	5,000,000	5,024,672
Macquarie Bank Ltd.
2.48% (3 Month LIBOR + 118 bps) due 01/15/19[2,3]	3,000,000	3,032,728
Voya Financial, Inc.
2.90% due 02/15/18	2,116,000	2,128,412
Citibank North America
1.73% (3 Month LIBOR + 50 bps) due 06/12/20[2]	2,000,000	2,008,602
Synchrony Financial
2.54% (3 Month LIBOR + 123 bps) due 02/03/20[2]	1,450,000	1,465,968

Guggenheim Ultra Short Duration ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face
	Amount~	Value
CORPORATE BONDS†† - 24.5% (continued)
Financial - 18.1% (continued)
Capital One Financial Corp.
2.07% (3 Month LIBOR + 76 bps) due 05/12/20[2]	1,400,000	$1,405,416
Total Financial		207,065,295
Consumer, Non-cyclical - 2.8%
Ingredion, Inc.
1.80% due 09/25/17	8,510,000	8,510,148
Kraft Heinz Foods Co.
1.88% (3 Month LIBOR + 57 bps) due 02/10/21[2]	8,350,000	8,350,484
Aetna, Inc.
1.97% (3 Month LIBOR + 65 bps) due 12/08/17[2]	7,000,000	7,009,754
Allergan Funding SCS
2.35% due 03/12/18	6,000,000	6,019,504
HCA, Inc.
4.25% due 10/15/19	1,750,000	1,804,688
Total Consumer, Non-cyclical		31,694,578
Communications - 2.6%
AT&T, Inc.
2.23% (3 Month LIBOR + 93 bps) due 06/30/20[2]	9,500,000	9,623,900
Deutsche Telekom International Finance BV
1.88% (3 Month LIBOR + 58 bps) due 01/17/20[2,3]	9,500,000	9,530,716
Verizon Communications, Inc.
1.86% (3 Month LIBOR + 55 bps) due 05/22/20[2]	7,950,000	7,954,572
Level 3 Financing, Inc.
4.94% (6 Month LIBOR + 350 bps) due 01/15/18[2,4]	3,000,000	3,007,500
Total Communications		30,116,688
Energy - 0.6%
EQT Corp.
5.15% due 03/01/18	4,300,000	4,363,309
Phillips 66
1.95% (3 Month LIBOR + 65 bps) due 04/15/19[2,3]	3,050,000	3,052,797
Total Energy		7,416,106
Consumer, Cyclical - 0.2%
Lennar Corp.
4.50% due 06/15/19	2,372,000	2,437,230
Industrial - 0.1%
CNH Industrial Capital LLC
3.88% due 07/16/18	854,000	863,608
3.63% due 04/15/18	850,000	855,525
Total Industrial		1,719,133
Utilities - 0.1%
AES Corp.
4.32% (3 Month LIBOR + 300 bps) due 06/01/19[2]	810,000	811,013
Total Corporate Bonds
(Cost $279,843,197)		281,260,043

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 15.7%
Collateralized Loan Obligations - 15.1%
Great Lakes CLO Ltd.
2015-1A, 3.25% (3 Month
LIBOR + 195 bps) due
07/15/26[2,3]	4,000,000	$4,011,390
2012-1A, 5.40% (3 Month
LIBOR + 410 bps) due
01/15/23[2,3]	2,000,000	1,999,877
2012-1A, 3.13% (3 Month
LIBOR + 183 bps) due
01/15/23[2,3]	1,690,641	1,691,748
2014-1A, 5.00% (3 Month
LIBOR + 370 bps) due
04/15/25[2,3]	500,000	500,001
NXT Capital CLO LLC
2017-1A, 3.13% (3 Month
LIBOR + 170 bps) due
04/20/29[2,3]	7,500,000	7,490,311
CIFC Funding 2014-III Ltd.
2017-3A, 2.26% (3 Month
LIBOR + 95 bps) due
07/22/26[2,3]	7,000,000	6,999,893
Avery Point V CLO Ltd.
2017-5A, 2.28% (3 Month
LIBOR + 98 bps) due
07/17/26[2,3]	7,000,000	6,989,440
KVK CLO Ltd.
2017-2A, 2.95% (3 Month
LIBOR + 165 bps) due
07/15/26[2,3]	4,000,000	3,985,918
2017-2A, 3.05% (3 Month
LIBOR + 175 bps) due
01/15/26[2,3]	2,000,000	2,006,124
Ares Enhanced Loan Investment Strategy IR Ltd.
2013-IRAR, 2.56% (3 Month
LIBOR + 125 bps) due
07/23/25[2,3]	5,500,000	5,506,293
Hunt CRE Ltd.
2017-FL1, 2.23% (1 Month
LIBOR + 100 bps) due
08/15/34[2,3]	5,500,000	5,502,930
Oaktree EIF II Series A2 Ltd.
2017-A2, 2.47% (3 Month
LIBOR + 115 bps) due
11/15/25[2,3]	5,000,000	5,005,590
Golub Capital Partners CLO Ltd.
2016-33A, 3.80% (3 Month
LIBOR + 248 bps) due
11/21/28[2,3]	3,000,000	2,991,966
2015-23A, 3.46% (3 Month
LIBOR + 215 bps) due
05/05/27[2,3]	2,000,000	2,008,070
Golub Capital Partners CLO 16 Ltd.
2017-16A, 3.01% (3 Month
LIBOR + 170 bps) due
07/25/29[2,3]	4,800,000	4,793,034

Guggenheim Ultra Short Duration ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 15.7% (continued)
Collateralized Loan Obligations - 15.1% (continued)
LMREC, Inc.
2015-CRE1, 2.99% (1 Month
LIBOR + 175 bps) due
02/22/32[2,3]	4,700,000	$4,739,011
Fortress Credit Opportunities III CLO, LP
2017-3A, 2.95% (3 Month
LIBOR + 165 bps) due
04/28/26[2,3]	3,800,000	3,805,303
2017-3A, 3.55% (3 Month
LIBOR + 225 bps) due
04/28/26[2,3]	750,000	750,590
Garrison Funding Ltd.
2015-1A, 2.76% (3 Month
LIBOR + 145 bps) due
05/25/27[2,3]	2,000,000	2,008,959
2015-1A, 3.82% (3 Month
LIBOR + 250 bps) due
05/25/27[2,3]	2,000,000	2,000,790
Resource Capital Corporation Ltd.
2017-CRE5, 2.03% (1 Month
LIBOR + 80 bps) due
07/15/34[2,3]	4,000,000	3,999,997
Woodmont Trust
2017-2A, 3.03% (3 Month
LIBOR + 180 bps) due
07/18/28[2,3]	3,600,000	3,595,448
Palmer Square CLO Ltd.
2017-1A, 2.82% (3 Month
LIBOR + 150 bps) due
05/15/25[2,3]	3,500,000	3,499,948
AIMCO CLO Series
2015-AA, 3.60% (3 Month
LIBOR + 230 bps) due
01/15/28[2,3]	3,000,000	3,020,464
Northwoods Capital Ltd.
2017-14A, 2.61% (3 Month
LIBOR + 130 bps) due
11/12/25[2,3]	3,000,000	3,006,094
FS Senior Funding Ltd.
2015-1A, 3.10% (3 Month
LIBOR + 180 bps) due
05/28/25[2,3]	3,000,000	3,002,784
Newstar Commercial Loan Funding LLC
2017-1A, 3.65% (3 Month
LIBOR + 250 bps) due
03/20/27[2,3]	2,500,000	2,501,264
2014-1A, 4.91% (3 Month
LIBOR + 360 bps) due
04/20/25[2,3]	500,000	498,175
OZLM VIII Ltd.
2017-8A, 2.43% (3 Month
LIBOR + 113 bps) due
10/17/26[2,3]	3,000,000	2,998,354

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 15.7% (continued)
Collateralized Loan Obligations - 15.1% (continued)
GoldenTree Loan Opportunities VII Ltd.
2013-7A, 2.46% (3 Month
LIBOR + 115 bps) due
04/25/25[2,3]	2,964,389	$2,973,226
OZLM IX Ltd.
2017-9A, 2.53% (3 Month
LIBOR + 122 bps) due
01/20/27[2,3]	2,830,000	2,839,014
Anchorage Capital CLO 4 Ltd.
2017-4A, 2.99% (3 Month
LIBOR + 168 bps) due
07/28/26[2,3]	2,750,000	2,762,888
Vibrant CLO II Ltd.
2017-2A, 2.76% (3 Month
LIBOR + 145 bps) due
07/24/24[2,3]	2,750,000	2,748,161
Sudbury Mill CLO Ltd.
2017-1A, 2.95% (3 Month
LIBOR + 165 bps) due
01/17/26[2,3]	2,500,000	2,502,102
KKR CLO 15 Ltd.
2016-15, 2.86% (3 Month
LIBOR + 156 bps) due
10/18/28[2,3]	2,000,000	2,026,216
CIFC Funding 2015-III Ltd.
2015-3A, 4.21% (3 Month
LIBOR + 290 bps) due
10/19/27[2,3]	2,000,000	2,013,048
OZLM Funding II Ltd.
2016-2A, 4.06% (3 Month
LIBOR + 275 bps) due
10/30/27[2,3]	2,000,000	2,010,663
Nelder Grove CLO Ltd.
2017-1A, 3.11% (3 Month
LIBOR + 180 bps) due
08/28/26[2,3]	2,000,000	2,008,531
ACIS CLO Ltd.
2015-6A, 2.90% (3 Month
LIBOR + 159 bps) due
05/01/27[2,3]	2,000,000	2,008,155
Newstar Trust
2012-2A, 4.56% (3 Month
LIBOR + 325 bps) due
01/20/23[2,3]	2,000,000	2,007,041
PFP Ltd.
2017-3, 2.98% (1 Month
LIBOR + 175 bps) due
01/14/35[2,3]	2,000,000	2,006,420
Cerberus Loan Funding XVI, LP
2016-2A, 3.65% (3 Month
LIBOR + 235 bps) due
11/15/27[2,3]	2,000,000	2,004,784
Fortress Credit Opportunities V CLO Ltd.
2017-5A, 3.00% (3 Month
LIBOR + 170 bps) due
10/15/26[2,3]	2,000,000	2,004,296

Guggenheim Ultra Short Duration ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 15.7% (continued)
Collateralized Loan Obligations - 15.1% (continued)
Fifth Street SLF II Ltd.
2015-2A, 3.23% (3 Month
LIBOR + 192 bps) due
09/29/27[2,3]	2,000,000	$2,004,016
MP CLO V Ltd.
2017-1A, 2.90% (3 Month
LIBOR + 160 bps) due
07/18/26[2,3]	2,000,000	2,002,547
Fortress Credit Investments IV Ltd.
2015-4A, 3.20% (3 Month
LIBOR + 190 bps) due
07/17/23[2,3]	2,000,000	2,001,594
Oaktree EIF I Ltd.
2016-A1, 3.90% (3 Month
LIBOR + 260 bps) due
10/18/27[2,3]	2,000,000	2,001,521
Dryden XXXI Senior Loan Fund
2017-31A, 2.38% (3 Month
LIBOR + 108 bps) due
04/18/26[2,3]	2,000,000	2,001,281
Venture XVI CLO Ltd.
2017-16A, 2.42% (3 Month
LIBOR + 112 bps) due
04/15/26[2,3]	2,000,000	2,000,812
CIFC Funding Ltd.
2015-2A, 3.22% (3 Month
LIBOR + 190 bps) due
12/05/24[2,3]	2,000,000	2,000,435
Mountain Hawk I CLO Ltd.
2013-1A, 3.49% (3 Month
LIBOR + 218 bps) due
01/20/24[2,3]	2,000,000	2,000,007
Eaton Vance CLO Ltd.
2017-1A, 2.90% (3 Month
LIBOR + 160 bps) due
07/15/26[2,3]	2,000,000	1,999,942
Bsprt 2017-Fl1 Issuer Ltd.
2017-FL1, 2.58% (1 Month
LIBOR + 135 bps) due
06/15/27[2,3]	2,000,000	1,999,167
Atlas Senior Loan Fund IV Ltd.
2017-2A, 2.77% (3 Month
LIBOR + 145 bps) due
02/17/26[2,3]	2,000,000	1,997,693
Monroe Capital CLO Ltd.
2014-1A, 3.11% (3 Month
LIBOR + 180 bps) due
10/22/26[2,3]	2,000,000	1,997,657
Dryden XXIV Senior Loan Fund
2015-24RA, 4.02% (3 Month
LIBOR + 270 bps) due
11/15/23[2,3]	2,000,000	1,996,118
ABPCI Direct Lending Fund CLO II LLC
2017-1A, 3.25% (3 Month
LIBOR + 178 bps) due
07/20/29[2,3]	1,800,000	1,797,913

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 15.7% (continued)
Collateralized Loan Obligations - 15.1% (continued)
RFTI Issuer Ltd.
2015-FL1, 2.98% (1 Month
LIBOR + 175 bps) due
08/15/30[2,3]	1,616,931	$1,616,397
GoldenTree Credit Opportunities Financing Ltd.
2012-1A, 5.50% (3 Month
LIBOR + 425 bps) due
06/15/28[2,3]	1,500,000	1,510,463
Fortress Credit Opportunities VII CLO Ltd.
2016-7A, 3.30% (3 Month
LIBOR + 205 bps) due
12/15/28[2,3]	1,500,000	1,502,954
COA Summit CLO Limited
2014-1A, 4.11% (3 Month
LIBOR + 280 bps) due
04/20/23[2,3]	1,500,000	1,499,937
Gallatin CLO VII Ltd.
2014-1A, 4.20% (3 Month
LIBOR + 290 bps) due
07/15/23[2,3]	1,500,000	1,497,156
Halcyon Loan Advisors Funding Ltd.
2012-1A, 4.32% (3 Month
LIBOR + 300 bps) due
08/15/23[2,3]	1,000,000	1,002,430
Fortress Credit Opportunities VI CLO Ltd.
2015-6A, 3.13% (3 Month
LIBOR + 190 bps) due
10/10/26[2,3]	1,000,000	999,984
Golub Capital BDC CLO LLC
2014-1A, 3.81% (3 Month
LIBOR + 250 bps) due
04/25/26[2,3]	1,000,000	998,040
Kingsland IV Ltd.
2007-4A, 2.75% (3 Month
LIBOR + 145 bps) due
04/16/21[2,3]	1,000,000	978,424
DIVCORE CLO Ltd.
2013-1A, 5.13% (1 Month
LIBOR + 390 bps) due
11/15/32[2,3]	600,000	599,711
Telos CLO Ltd.
2013-4A, 4.05% (3 Month
LIBOR + 275 bps) due
07/17/24[2,3]	500,000	500,130

Guggenheim Ultra Short Duration ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 15.7% (continued)
Collateralized Loan Obligations - 15.1% (continued)
Rockwall CDO II Ltd.
2007-1A, 1.86% (3 Month
LIBOR + 55 bps) due
08/01/24[2,3]	375,041	$374,679
Total Collateralized Loan Obligations		173,705,319
Transport-Aircraft - 0.5%
Raspro Trust
2005-1A, 1.93% (3 Month
LIBOR + 63 bps) due
03/23/24[2,3]	5,744,024	5,442,463
Collateralized Debt Obligations - 0.1%
Triaxx Prime CDO Ltd.
2006-2A, 1.49% (1 Month
LIBOR + 26 bps) due
10/02/39[2,3]	735,774	721,150
SRERS Funding Ltd.
2011-RS, 1.48% (1 Month
LIBOR + 25 bps) due
05/09/46[2,3]	5,007	5,003
2011-RSX A1B1, 1.48% (1
Month LIBOR + 250 bps)
due 05/09/46[2]	2,861	2,859
Total Collateralized Debt Obligations		729,012
Total Asset-Backed Securities
(Cost $179,460,416)		179,876,794

FOREIGN GOVERNMENT BONDS†† - 11.8%
Spain Letras del Tesoro
due 10/13/17[5]	EUR 19,330,000	22,992,435
Italy Buoni Ordinari del Tesoro BOT
due 09/14/17[5]	EUR 19,320,000	22,971,835
Portugal Treasury Bill
due 09/22/17[5]	EUR 19,220,000	22,854,601
Israel Government Bond
1.25% due 10/31/17	ILS 67,250,000	18,980,713
4.00% due 01/31/18	ILS 7,640,000	2,214,474
Total Israel Government Bond		21,195,187

	Face
	Amount~	Value
FOREIGN GOVERNMENT BONDS†† - 11.8% (continued)
Japan Treasury Discount Bill
due 10/16/17[5]	JPY 2,167,000,000	$19,691,879
Hungary Government Bond
6.75% due 11/24/17	HUF 3,100,820,000	12,242,300
Czech Republic Government Bond
due 11/09/17[5]	CZK 244,000,000	11,128,975
Slovenia Government Bond
1.75% due 10/09/17	EUR 1,980,000	2,358,254
Total Foreign Government Bonds
(Cost $130,806,140)		135,435,466
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 4.2%
Residential Mortgage-Backed Securities - 4.0%
LSTAR Commercial Mortgage Trust
2016-7, 3.23% (1 Month
LIBOR + 200 bps) due
12/01/21[2,3]	7,637,491	7,627,945
LSTAR Securities Investment Ltd.
2016-3, 3.24% (1 Month
LIBOR + 200 bps) due
09/01/21[2,3]	3,425,930	3,470,837
2016-5, 3.24% (1 Month
LIBOR + 200 bps) due
11/01/21[2,3]	2,138,505	2,139,842
2016-4, 3.23% (1 Month
LIBOR + 200 bps) due
10/01/21[2,3]	1,155,096	1,155,457
FirstKey Master Funding
2017-R1, 1.45% (1 Month
LIBOR + 22 bps) due
11/03/41†††,2,3	6,300,000	6,161,151
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 1.86% (1 Month
LIBOR + 63 bps) due
11/25/37[2]	4,014,043	3,913,996
CWABS Incorporated Asset- Backed Certificates Trust
2004-4, 1.95% (1 Month
LIBOR + 72 bps) due
07/25/34[2]	3,354,784	3,339,013

Guggenheim Ultra Short Duration ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 4.2% (continued)
Residential Mortgage-Backed Securities - 4.0% (continued)
Countrywide Asset-Backed Certificates
2006-6, 1.40% (1 Month
LIBOR + 17 bps) due
09/25/36[2]	2,739,699	$2,570,263
2004-SD2, 1.85% (1 Month
LIBOR + 62 bps) due
06/25/33[2,3]	775,746	757,315
Bear Stearns Asset Backed Securities I Trust
2006-HE9, 1.37% (1 Month
LIBOR + 14 bps) due
11/25/36[2]	3,410,236	3,314,320
CIT Mortgage Loan Trust
2007-1, 2.58% (1 Month
LIBOR + 135 bps) due
10/25/37[2,3]	2,939,080	2,919,421
Bayview Opportunity Master Fund IVb Trust
2017-RPL1, 3.10% due
07/28/32[3]	1,993,401	1,997,031
GSAMP Trust
2005-HE6, 1.67% (1 Month
LIBOR + 44 bps) due
11/25/35[2]	1,879,160	1,875,353
VOLT LIV LLC
2017-NPL1, 3.63% due
02/25/47[3]	1,721,509	1,739,474
Accredited Mortgage Loan Trust
2007-1, 1.36% (1 Month
LIBOR + 13 bps) due
02/25/37[2]	1,253,767	1,242,010
GreenPoint Mortgage Funding Trust
2006-AR1, 1.52% (1 Month
LIBOR + 29 bps) due
02/25/36[2]	830,806	792,711
Bayview Opportunity Master Fund IIIa Trust
2016-RN3, 3.60% due
09/29/31[3]	456,084	459,022
Credit Suisse Mortgage Trust
2014-2R, 1.43% (1 Month
LIBOR + 20 bps) due
02/27/46[2,3]	348,967	329,265

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 4.2% (continued)
Residential Mortgage-Backed Securities - 4.0% (continued)
Nomura Resecuritization Trust
2012-1R, 1.68% (1 Month
LIBOR + 44 bps) due
08/27/47[2,3]	74,955	$74,773
Total Residential Mortgage-Backed Securities		45,879,199
Commercial Mortgage-Backed Securities - 0.2%
GS Mortgage Securities Corporation Trust
2017-STAY, 2.07% (1 Month
LIBOR + 85 bps) due
07/15/32[2,3]	2,000,000	2,005,795
Total Collateralized Mortgage Obligations
(Cost $47,078,864)		47,884,994
SENIOR FLOATING RATE INTERESTS††,2 - 0.6%
Industrial - 0.3%
Fly Funding II Sarl
3.57% (3 Month LIBOR + 225 bps) due 02/09/23	2,224,538	2,225,473
Avolon TLB Borrower 1 US LLC
3.98% (3 Month LIBOR + 275 bps) due 03/21/22	1,400,000	1,403,808
Total Industrial		3,629,281
Technology - 0.2%
First Data Corp.
3.74% (3 Month LIBOR + 400 bps) due 04/26/24	2,660,183	2,660,183
Consumer, Cyclical - 0.1%
Smart & Final Stores LLC
4.80% (3 Month LIBOR + 400 bps) due 11/15/22	1,179,395	1,130,249
Total Senior Floating Rate Interests
(Cost $7,420,871)		7,419,713
COMMERCIAL PAPER†† - 28.3%
Amgen, Inc.
1.32% due 09/05/17[3,5,9]	17,500,000	17,496,500
Anthem, Inc.
1.38% due 09/05/17[3,5,9]	17,000,000	16,996,600
Hasbro, Inc.
1.29% due 09/05/17[3,5,9]	17,000,000	16,996,600
Waste Management, Inc
1.27% due 09/06/17[3,5,9]	17,000,000	16,995,920
McKesson Corp.
1.42% due 09/12/17[3,5,9]	17,000,000	16,991,670
Omnicom Capital, Inc.
1.46% due 09/12/17[3,5,9]	17,000,000	16,991,670
Deutsche Telekom International Finance BV
1.34% due 09/12/17[3,5,9]	17,000,000	16,991,330
Mondelez International, Inc.
1.35% due 09/13/17[3,5,9]	17,000,000	16,990,990
Ryder System, Inc.
1.38% due 09/18/17[5,9]	12,000,000	11,991,120

Guggenheim Ultra Short Duration ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face
	Amount~	Value
COMMERCIAL PAPER†† - 28.3% (continued)
1.38% due 09/05/17[5,9]	5,000,000	$4,999,000
Total Ryder System, Inc.		16,990,120
Whirlpool Corp.
1.40% due 09/15/17[3,5,9]	17,000,000	16,989,630
EI DU PONT DE NEMOURS & CO
1.37% due 09/19/17[3,5,9]	17,000,000	16,987,080
V.F. Corp.
1.25% due 09/20/17[3,5,9]	17,000,000	16,986,400
Molex Electronics Tech
1.40% due 09/22/17[3,5,9]	17,000,000	16,984,700
Marriott International, Inc.
1.42% due 09/22/17[3,5,9]	17,000,000	16,984,700
Amcor Ltd.
1.44% due 09/26/17[3,5,9]	17,000,000	16,981,810
CBS Corp.
1.37% due 09/29/17[3,5,9]	17,000,000	16,979,600
ITC Holdings Corp.
1.42% due 09/18/17[3,5,9]	17,000,000	16,650,990
WPP Finance Plc.
1.42% due 09/06/17[3,5,9]	15,000,000	14,996,400
Harley-Davidson Financial Services
1.32% due 09/06/17[3,5,9]	10,000,000	9,997,600

	Face
	Amount~	Value
COMMERCIAL PAPER†† - 28.3%
General Mills
1.30% due 09/15/17[3,5,9]	10,000,000	$9,993,900
Total Commercial Paper
(Cost $324,334,006)		323,974,210
REPURCHASE AGREEMENTS††,6 - 14.6%
Deutsche Bank AG
issued 08/24/17 at 1.82%
due 11/27/17[8]	56,155,586	56,155,586
Mizuho
issued 06/06/17 at 1.87%
due 09/06/17	52,859,000	52,859,000
Bank of America
issued 08/30/17 at 1.72%
due 10/06/17[8]	41,500,000	41,500,000
Jefferies & Company, Inc.
issued 08/25/17 at 3.00%
due 09/18/17[8]	6,773,000	6,773,000
Jefferies & Company, Inc.
issued 08/31/17 at 2.10%
due 09/25/17[8]	2,170,000	2,170,000
Jefferies & Company, Inc.
issued 08/21/17 at 2.10%
due 09/07/17	2,040,000	2,040,000
Jefferies & Company, Inc.
issued 08/25/17 at 4.32%
due 09/18/17[8]	1,544,000	1,544,000
Jefferies & Company, Inc.
issued 08/28/17 at 2.75%
due 09/28/17[8]	1,344,000	1,344,000
Jefferies & Company, Inc.
issued 08/28/17 at 2.08%
due 09/28/17[8]	1,281,000	1,281,000
Jefferies & Company, Inc.
issued 08/28/17 at 4.24%
due 09/28/17[8]	1,073,000	1,073,000
Jefferies & Company, Inc.
issued 08/28/17 at 2.65%
due 09/28/17[8]	928,000	928,000
Jefferies & Company, Inc.
issued 08/17/17 at 4.22%
due 09/18/17[8]	214,000	214,000
Total Repurchase Agreements
(Cost $167,881,586)		167,881,586

Guggenheim Ultra Short Duration ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face
	Amount~	Value
SECURITIES LENDING COLLATERAL††,7 - 0.0%
Repurchase Agreements
BNP Paribas Securities Corp.
issued 08/31/17 at 1.05%
due 09/01/17	104,230	$104,230
Total Securities Lending Collateral
(Cost $104,230)		104,230
Total Investments - 100.1%
(Cost $1,141,960,953)	$1,148,868,679
Other Assets & Liabilities, net - (0.1)%	(1,382,626)
Total Net Assets - 100.0%	$1,147,486,053

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
	Contracts to Buy (Sell)				Value at August 31, 2017	Net Unrealized Appreciation/(Depreciation)
Counterparty		Currency	Settlement Date	Settlement Value
Citibank N.A.	(36,855,000)	ILS	10/31/17	$10,450,279	$10,300,390	$149,889
Goldman Sachs	(7,945,600)	ILS	01/31/18	2,224,101	2,229,400	(5,299)
Citibank N.A.	(2,812,414,150)	HUF	11/24/17	10,972,063	10,985,385	(13,322)
Bank of America
Merrill Lynch	(497,711,200)	HUF	11/24/17	1,930,011	1,944,077	(14,066)
Goldman Sachs	405,200,000	MXN	11/09/17	(22,507,985)	(22,477,595)	(30,390)
Citibank N.A.	(31,235,625)	ILS	10/31/17	8,688,872	8,729,864	(40,992)
Deutsche Bank	(2,014,650)	EUR	10/10/17	2,268,335	2,400,417	(132,082)
J.P. Morgan	(405,200,000)	MXN	11/09/17	22,186,328	22,477,595	(291,267)
Goldman Sachs	(2,167,000,000)	JPY	10/16/17	19,321,819	19,732,351	(410,532)
Bank of America
Merrill Lynch	(19,220,000)	EUR	09/22/17	22,204,001	22,877,727	(673,726)
Citibank N.A.	(19,320,000)	EUR	09/14/17	22,154,070	22,986,860	(832,790)
Citibank N.A.	(19,330,000)	EUR	10/13/17	22,199,365	23,035,149	(835,784)
J.P. Morgan	(244,000,000)	CZK	11/09/17	9,768,205	11,169,381	(1,401,176)
						$(4,531,537)

~ The face amount is denominated in U.S. dollars unless otherwise indicated.
† Value determined based on Level 1 inputs — See Note 3.
†† Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
††† Value determined based on Level 3 inputs — See Note 3.
1 Rate indicated is the 7 day yield as of August 31, 2017.
2 Variable rate security. Rate indicated is the rate effective at August 31, 2017.
3 Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $603,876,532 (cost $603,000,087), or 52.6% of total net assets.
4 All or portion of this security is on loan at August 31, 2017 — See Note 4.
5 Zero coupon rate security.
6 Repurchase Agreements — See Note 5.
7 Securities lending collateral — See Note 4.
8 Illiquid security.
9 Rate indicated is the effective yield at the time of purchase.

plc	Public Limited Company
LIBOR	London Interbank Offered Rate

See Sector Classification in Other Information section.

Guggenheim Ultra Short Duration ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

The following table summarizes the inputs used to value the Fund's investments at August 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

		Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs

	Level 1 Quoted Prices
Investments in Securities (Assets)			Level 2 - Other*		Total
Asset-Backed Securities	$—	$179,876,794	$—	$—	$179,876,794
Collateralized Mortgage Obligations	—	41,723,843	—	6,161,151	47,884,994
Commercial Paper	—	323,974,210	—	—	323,974,210
Corporate Bonds	—	281,260,043	—	—	281,260,043
Forward foreign currency exchange contracts	—	—	149,889	—	149,889
Foreign Government Bonds	—	135,435,466	—	—	135,435,466
Money Market Fund	5,031,643	—	—	—	5,031,643
Repurchase Agreements	—	167,881,586	—	—	167,881,586
Securities Lending Collateral	—	104,230	—	—	104,230
Senior Floating Rate Interests	—	7,419,713	—	—	7,419,713
Total Assets	$5,031,643	$1,137,675,885	$149,889	$6,161,151	$1,149,018,568

		Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs

	Level 1 Quoted Prices
Investments in Securities (Liabilities)			Level 2 - Other*		Total
Forward foreign currency exchange contracts	$—	$—	$4,681,426	$—	$4,681,426

* Other financial instruments include forward foreign currency exchange contracts, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
For the period ended August 31, 2017, there were no transfers between levels.

Guggenheim S&P Global Dividend Opportunities Index ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Shares	Value
COMMON STOCKS† - 99.4%
Financial - 29.8%
Swiss Re AG	17,598	$1,590,412
Apollo Commercial Real Estate Finance, Inc. REIT	87,117	1,575,948
Hang Seng Bank Ltd.	54,200	1,246,543
Helvetia Holding AG	2,048	1,171,047
Singapore Exchange Ltd.	208,900	1,153,719
Sun Life Financial, Inc.[1]	28,881	1,104,561
Toronto-Dominion Bank	19,913	1,065,097
Intact Financial Corp.	9,918	814,324
Validus Holdings Ltd.	16,124	808,619
Hanover Insurance Group, Inc.	7,289	715,634
Aflac, Inc.	8,490	700,850
Axis Capital Holdings Ltd.	10,730	646,375
Travelers Cos., Inc.	5,219	632,438
Vicinity Centres REIT	164,177	341,168
H&R Real Estate Investment Trust REIT	18,176	309,663
Stockland REIT	88,027	309,296
Charter Hall Group REIT	66,135	297,419
Mirvac Group REIT	147,303	271,053
Government Properties Trust, Inc. REIT	66,722	264,603
PSP Swiss Property AG	2,380	217,940
United Urban Investment Corp. REIT	136	205,001
GLP J-Reit	190	202,671
Japan Retail Fund Investment Corp. REIT	108	198,514
Activia Properties, Inc. REIT	45	197,483
Orix JREIT, Inc.	131	188,775
Japan Prime Realty Investment Corp. REIT	51	183,037
Apartment Investment & Management Co. REIT — Class A	3,706	167,993
Nippon Building Fund, Inc. REIT	30	159,458
Japan Real Estate Investment Corp. REIT	30	155,370
UDR, Inc. REIT	3,957	153,611
Federal Realty Investment Trust REIT	1,208	153,331
AvalonBay Communities, Inc. REIT	769	144,364
American Assets Trust, Inc. REIT	3,286	133,477
Essex Property Trust, Inc. REIT	500	132,985
PS Business Parks, Inc. REIT	948	128,084
Boston Properties, Inc. REIT	1,005	121,203
Total Financial		17,862,066
Consumer, Non-cyclical - 29.3%
Transurban Group	150,100	1,447,670
Pfizer, Inc.	33,170	1,125,127
General Mills, Inc.	19,281	1,026,906
Coca-Cola Co.	21,589	983,379
Roche Holding AG	3,845	981,856
	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Consumer, Non-cyclical - 29.3% (continued)
Procter & Gamble Co.	10,530	$971,604
Sonic Healthcare Ltd.	51,850	900,633
Diageo plc	26,712	892,160
Kellogg Co.	13,520	885,019
Kimberly-Clark Corp.	7,132	879,304
Owens & Minor, Inc.	29,979	837,613
Nestle S.A.	9,475	802,072
PepsiCo, Inc.	6,918	800,620
Danone S.A.	10,150	798,254
Experian plc	39,788	796,718
Dr Pepper Snapple Group, Inc.	8,046	732,588
Johnson & Johnson	5,405	715,460
Automatic Data Processing, Inc.	6,375	678,746
Reed Elsevier plc	30,371	661,765
Colgate-Palmolive Co.	8,910	638,312
Total Consumer, Non-cyclical		17,555,806
Communications - 12.5%
Verizon Communications, Inc.	23,509	1,127,727
Cisco Systems, Inc.	32,336	1,041,543
BCE, Inc.	20,806	986,408
WPP plc	51,124	935,437
Singapore Telecommunications Ltd.	320,100	872,143
Hikari Tsushin, Inc.	6,271	777,180
Omnicom Group, Inc.	9,671	699,987
Motorola Solutions, Inc.	7,029	619,395
Telephone & Data Systems, Inc.	15,649	458,672
Total Communications		7,518,492
Utilities - 9.2%
Enagas S.A.	59,964	1,764,813
SSE plc	13,949	256,129
AusNet Services	162,060	223,656
Red Electrica Corporation S.A.	9,417	211,210
Southern Co.	4,313	208,145
Iberdrola S.A.	24,332	198,477
United Utilities Group plc	16,616	194,836
Emera, Inc.	5,026	192,261
Duke Energy Corp.	2,082	181,759
Public Service Enterprise Group, Inc.	3,798	177,898
PPL Corp.	4,533	177,875
Pennon Group plc	16,707	174,806
Power Assets Holdings Ltd.	19,500	171,917
Dominion Energy, Inc.	2,134	168,095
Great Plains Energy, Inc.	5,314	163,087
American Electric Power Company, Inc.	2,111	155,433
Fortis, Inc.	4,158	151,529
NorthWestern Corp.	2,390	144,165
DTE Energy Co.	1,242	139,501
Eversource Energy	2,141	134,883
NextEra Energy, Inc.	796	119,806
Edison International	1,485	119,067
Aqua America, Inc.	2,983	99,632
Total Utilities		5,528,980
Consumer, Cyclical - 6.6%
Yue Yuen Industrial Holdings Ltd.	281,500	1,219,308
Kingfisher plc	263,875	1,016,308
Genuine Parts Co.	10,599	877,915

Guggenheim S&P Global Dividend Opportunities Index ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Consumer, Cyclical - 6.6% (continued)
Fielmann AG	10,147	$841,206
Total Consumer, Cyclical		3,954,737
Industrial - 6.0%
bpost S.A.	44,348	1,236,408
United Parcel Service, Inc. — Class B	7,794	891,322
Lockheed Martin Corp.	2,665	813,865
Ultra Electronics Holdings plc	26,632	634,858
Total Industrial		3,576,453
Technology - 3.0%
Paychex, Inc.	17,029	971,164
CA, Inc.	25,744	854,186
Total Technology		1,825,350
Basic Materials - 3.0%
DuluxGroup Ltd.	200,155	1,054,119
Air Products & Chemicals, Inc.	5,222	759,122
Total Basic Materials		1,813,241
Total Common Stocks
(Cost $58,659,559)		59,635,125
	Face
	Amount	Value
SECURITIES LENDING COLLATERAL††,2 - 1.8%
Repurchase Agreements
Daiwa Capital Markets America
issued 08/31/17 at 1.10%
due 09/01/17	$255,503	$255,503
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 08/31/17 at 1.08%
due 09/01/17	255,503	255,503
RBC Dominion Securities, Inc.
issued 08/31/17 at 1.05%
due 09/01/17	255,503	255,503
Citibank
issued 08/31/17 at 1.08%
due 09/01/17	255,503	255,503
J.P. Morgan Securities LLC
issued 08/31/17 at 1.06%
due 09/01/17	75,712	75,712
Total Securities Lending Collateral
(Cost $1,097,724)		1,097,724
Total Investments - 101.2%
(Cost $59,757,283)		$60,732,849
Other Assets & Liabilities, net - (1.2)%		(736,697)
Total Net Assets - 100.0%		$59,996,152
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or portion of this security is on loan at August 31, 2017 — See Note 4.
2	Securities lending collateral — See Note 4.

plc	Public Limited Company
REIT	Real Estate Investment Trust

See Sector Classification in Other Information section.
The following table summarizes the inputs used to value the Fund's investments at August 31, 2017 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$59,635,125	$—	$—	$59,635,125
Securities Lending Collateral	—	1,097,724	—	1,097,724
Total Assets	$59,635,125	$1,097,724	$—	$60,732,849

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended August 31, 2017, there were no transfers between levels.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

Note 1 – Organization and Significant Accounting Policies Organization
Claymore Exchange-Traded Fund Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), is an open-end, management investment company that was organized as a Delaware statutory trust on May 24, 2006.

The following 20 portfolios have a quarterly reporting period ended on August 31, 2017:

Guggenheim BulletShares 2017 Corporate Bond ETF
Guggenheim BulletShares 2018 Corporate Bond ETF
Guggenheim BulletShares 2019 Corporate Bond ETF
Guggenheim BulletShares 2020 Corporate Bond ETF
Guggenheim BulletShares 2021 Corporate Bond ETF
Guggenheim BulletShares 2022 Corporate Bond ETF
Guggenheim BulletShares 2023 Corporate Bond ETF
Guggenheim BulletShares 2024 Corporate Bond ETF
Guggenheim BulletShares 2025 Corporate Bond ETF
Guggenheim BulletShares 2026 Corporate Bond ETF
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF
Guggenheim BulletShares 2023 High Yield Corporate Bond ETF
Guggenheim BulletShares 2024 High Yield Corporate Bond ETF
Guggenheim Ultra Short Duration ETF
Guggenheim S&P Global Dividend Opportunities Index ETF

Guggenheim Fund Investment Advisors, LLC (“GFIA”) provides advisory services. Guggenheim Fund Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GFIA and GFD are affiliated entities.

Significant Accounting Policies
The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments
The Board of Trustees of the Funds (the "Board") has adopted policies and procedures for the valuation of the Funds' investments (the "Valuation Procedures"). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim's investment management, fund administration, legal and compliance departments (the "Valuation Committee"), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds' securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds' officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange ("NYSE") or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sale price.

U.S. Government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value. Money market funds are valued at net asset value.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

Typically, loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and Guggenheim Funds Investment Advisors, LLC ("GFIA" or the "Investment Adviser") are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GFIA under the direction of the Board using methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security's (or asset's) "fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

In connection with derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Note 2 – Financial Instruments
As part of their investment strategy, the Funds utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The Guggenheim Ultra Short Duration ETF (the “Fund”) may utilize derivatives for the following purposes:
Hedge – an investment made in order to seek to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.
The Guggenheim Ultra Short Duration ETF enters into forward foreign currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchases and sales commitments denominated in foreign currencies and for investment purposes.
Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Funds may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to the Funds.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Note 3 – Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Funds' investments. When values are not available from a pricing service, they may be computed by the Funds' investment adviser or an affiliate. In any event, values may be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. A significant portion of the Funds' assets and liabilities are categorized as Level 2.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Funds' assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates. The Funds' fair valuation guidelines categorize these securities as Level 3.

 The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – Portfolio Securities Loaned
Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds' securities lending agent to earn additional income. The securities on loan are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned as determined at the close of business on the preceding business day. The cash collateral received is held in a separately managed account established for each respective Fund and maintained by the lending agent exclusively for the investment of securities lending cash collateral on behalf of each Fund. The lending agent aggregates the available collateral in all the separately managed accounts to invest in short-term investments valued at amortized cost, which approximates market value. Each separately managed account is allocated a percentage of the aggregated repurchase agreement and the related collateral. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

Each Fund separately receives compensation for lending securities from interest or dividends earned on the cash, cash equivalents, repurchase agreements, or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees paid to the lending agent. Such compensation is accrued daily and payable to the Fund monthly. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. These payments from the borrower are not eligible for reduced tax rates as "qualified dividend income" under the Jobs and Growth Tax Reconciliation Act of 2003. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

At August 31, 2017, the Funds participated in securities lending transactions, as follows:

Fund	Value of Securities Loaned	Cash Collateral	Non-Cash Collateral	Total Collateral
Guggenheim BulletShares 2017 Corporate Bond ETF	$2,033,032	$2,101,292	$—	$2,101,292
Guggenheim BulletShares 2018 Corporate Bond ETF	1,868,125	1,944,124	—	1,944,124
Guggenheim BulletShares 2019 Corporate Bond ETF	983,488	792,934	217,853	1,010,787
Guggenheim BulletShares 2020 Corporate Bond ETF	312,491	326,152	—	326,152
Guggenheim BulletShares 2021 Corporate Bond ETF	3,298,168	3,415,764	—	3,415,764
Guggenheim BulletShares 2022 Corporate Bond ETF	144,522	148,761	—	148,761
Guggenheim BulletShares 2024 Corporate Bond ETF	576,691	596,665	—	596,665
Guggenheim BulletShares 2025 Corporate Bond ETF	404,599	419,287	—	419,287
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	141,495,853	9,188,352	135,361,802	144,550,154
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	12,664,544	13,020,259	—	13,020,259
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	5,662,406	5,892,891	—	5,892,891
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	39,762,117	40,545,801	880,424	41,426,225
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF	8,186,010	8,057,697	470,544	8,528,241
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF	7,794,975	8,083,148	—	8,083,148
Guggenheim BulletShares 2023 High Yield Corporate Bond ETF	2,796,465	2,890,586	25	2,890,611
Guggenheim BulletShares 2024 High Yield Corporate Bond ETF	1,057,291	1,050,911	51,483	1,102,394
Guggenheim Ultra Short Duration ETF	100,250	104,230	—	104,230
Guggenheim S&P Global Dividend Opportunities Index ETF	1,049,297	1,097,724	—	1,097,724

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GFIA, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

The following represents the aggregate collateral balances reinvested by the lending agent on behalf of the Funds with each counterparty for the repurchase agreements at August 31, 2017:

		Repurchase
Counterparty and Terms of Agreement	Face Value	Price	Collateral	Par Value	Fair Value
Daiwa Capital Markets America
1.10%
Due 09/01/17	$ 23,656,077	$ 23,656,801	Various U.S. Government obligations and U.S. Government agency securities	$ 49,480,198	$ 24,129,224
RBC Dominion Securities, Inc.
1.05%
Due 09/01/17	22,906,077	22,906,744	Various U.S. Government obligations and U.S. Government agency securities	134,248,013	23,364,225
Merrill Lynch, Pierce, Fenner & Smith, Inc.
1.06% - 1.08%
Due 09/01/17	21,623,192	21,623,841	Various U.S. Government obligations and U.S. Government agency securities	31,949,572	22,055,681
Citibank
1.08%
Due 09/01/17	19,038,199	19,038,770	Various U.S. Government obligations and U.S. Government agency securities	36,403,035	19,418,989
J.P. Morgan Securities LLC
1.06%
Due 09/01/17	6,229,279	6,229,460	Various U.S. Government obligations and U.S. Government agency securities	6,467,472	6,353,901
Nomura Securities International, Inc.
1.08%
Due 09/01/17	3,617,878	3,617,987	Various U.S. Government obligations and U.S. Government agency securities	4,057,391	3,690,236
Citigroup Global Markets, Inc.
1.06% - 1.08%
Due 09/01/17	1,793,999	1,794,053	Various U.S. Government obligations and U.S. Government agency securities	4,603,747	1,829,879
BNP Paribas Securities Corp.
1.05% - 1.07%
Due 09/01/17	768,943	768,965	Various U.S. Government obligations and U.S. Government agency securities	1,493,080	784,322
Deutsche Bank Securities, Inc.
1.07%
Due 09/01/17	42,934	42,935	Various U.S. Government obligations and U.S. Government agency securities	37,819	43,793

Note 5 – Repurchase Agreements

Each of the Funds may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization. In connection with transactions in repurchase agreements, it is the Fund's policy that their custodian takes possession of the underlying collateral. The collateral is in the possession of the Funds' custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Funds right to control the collateral could be affected and result in certain costs and delays. In addition the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

As of August 31, 2017, the following repurchase agreements were held by Guggenheim Ultra Short Duration ETF and were collateralized by the following securities:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Deutsche Bank AG			NYMT Residential 2016-RP1
1.82%			4.00%
11/27/17	$ 56,155,586	$ 56,424,877	03/25/21	$ 36,000,000	$ 36,144,000

			BXHTL 2015-JWRZ Mortgage Trust
			5.13%
			05/15/29	25,000,000	24,965,500

			COMM 2014-TWC Mortgage Trust
			4.25%
			02/13/32	20,000,000	20,056,200

			BHMS 2014-ATLS Mortgage Trust
			5.91%
			07/05/33	3,500,000	3,609,690

			Bear Stearns Commercial Mortgage Securities Trust 2007-TOP28
			5.78%
			09/11/42	5,000,000	4,998,100

Mizuho			CWABS Asset-Backed Certificates Trust 2005-16
1.87%			5.08%
09/06/17	52,859,000	53,111,425	05/25/36	99,748,000	107,983,444

			GSAA Trust
			1.52%
			05/25/47	40,000,000	4,893,088

			Irwin Home Equity Loan Trust 2006-3
			6.03%
			09/25/37	21,442,000	21,616,810

			Option One Mortgage Loan Trust 2007-FXD1
			5.61%
			01/25/37	14,750,000	14,593,868

			CWABS Asset-Backed Certificates Trust 2005-16
			4.59%
			05/25/36	8,000,000	9,150,400

Bank of America			Banc of America Funding 2012-R5 Ltd.
1.72%			1.23%
10/06/17	41,500,000	41,573,363	10/03/39	53,206,000	51,874,786

Jeffries & Company, Inc.			Puerto Rico Electric Power Authority
2.08% - 4.32%			6.05%
09/05/17 - 09/28/17	17,367,000	17,402,495	07/01/32	19,990,000	9,994,600

			Chicago Board of Education
			1.75%
			12/15/25	4,520,000	2,971,312

			Commonwealth of Puerto Rico
			5.50%
			07/01/39	4,070,000	2,319,981

			Neuberger Berman CLO XIX Ltd.
			0.00%
			07/15/27	3,712,000	2,969,600

			Morgan Stanley Capital I Trust 2006-HQ10
			5.48%
			11/12/41	3,000,000	3,060,840

			Chicago Board of Education
			6.14%
			12/01/39	3,000,000	2,806,590

			California Statewide Communities Development Authority
			7.50%
			09/01/46	2,000,000	1,970,760

			Century Aluminum Co.
			7.50%
			06/01/21	1,639,000	1,673,829

			Approach Resources, Inc.
			7.00%
			06/15/21	1,560,000	1,341,600

Note 6 – Federal Income Tax Information
The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At August 31, 2017, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
Guggenheim BulletShares 2017 Corporate Bond ETF	$661,407,561	$148,048	$(125,380)	$22,668
Guggenheim BulletShares 2018 Corporate Bond ETF	1,040,164,165	1,686,848	(324,338)	1,362,510
Guggenheim BulletShares 2019 Corporate Bond ETF	993,756,705	4,060,120	(380,924)	3,679,196
Guggenheim BulletShares 2020 Corporate Bond ETF	1,007,585,100	8,808,058	(405,223)	8,402,835
Guggenheim BulletShares 2021 Corporate Bond ETF	747,065,552	9,839,715	(364,133)	9,475,582
Guggenheim BulletShares 2022 Corporate Bond ETF	583,907,401	8,685,627	(214,217)	8,471,410
Guggenheim BulletShares 2023 Corporate Bond ETF	215,369,926	4,400,484	(144,868)	4,255,616
Guggenheim BulletShares 2024 Corporate Bond ETF	173,918,939	4,329,904	(33,201)	4,296,703
Guggenheim BulletShares 2025 Corporate Bond ETF	79,340,102	1,520,115	(135,525)	1,384,590
Guggenheim BulletShares 2026 Corporate Bond ETF	34,867,632	532,558	(61,568)	470,990
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	465,414,128	495,699	(563,134)	(67,435)
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	1,080,223,596	7,715,939	(2,951,296)	4,764,643
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	799,230,679	12,341,243	(2,465,339)	9,875,904
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	557,940,824	10,839,512	(3,761,699)	7,077,813
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF	210,606,452	3,884,540	(1,639,515)	2,245,025
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF	140,080,362	4,172,057	(1,361,159)	2,810,898
Guggenheim BulletShares 2023 High Yield Corporate Bond ETF	43,847,785	1,309,342	(717,931)	591,411
Guggenehim BulletShares 2024 High Yield Corporate Bond ETF	23,481,843	567,751	(294,169)	273,582
Guggenheim Ultra Short Duration ETF	1,141,960,953	3,020,793	(644,604)	2,376,189
Guggenheim S&P Global Dividend Opportunities Index ETF	59,757,882	2,415,192	(1,440,226)	974,966

Note 7 – Subsequent Event

Guggenheim Investments announced on September 28, 2017, that it had entered into a definitive agreement to sell its exchange-traded funds business to Invesco Ltd. (“Invesco”), a leading global investment management company. As a result, the Investment Adviser for the Funds expects to propose to the Board that it approve a reorganization of each Fund into a newly organized exchange-traded fund advised by an affiliate of Invesco. If approved by the Board, the reorganization of each Fund would be submitted to the shareholders of the respective Fund for their approval.

OTHER INFORMATION (Unaudited)
Sector Classification
Information in the "Schedule of Investments" is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Fund's registration statement, the Fund has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Fund usually classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust

By:	/s/Amy J. Lee
  Amy J. Lee
  Vice President

Date:	October 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Amy J. Lee
  Amy J. Lee
  Vice President

Date:	October 30, 2017

By:	/s/John L. Sullivan
  John L. Sullivan
  Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	October 30, 2017